Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 107.1%
Consumer, Non-cyclical - 33.8%
Molson Coors Beverage Co. — Class B1	10,298	$465,367
Philip Morris International, Inc.[1]	5,367	444,334
Amgen, Inc.[1]	1,892	435,009
Merck & Company, Inc.	5,176	423,397
General Mills, Inc.[1]	6,780	398,664
Colgate-Palmolive Co.[1]	4,544	388,558
Johnson & Johnson[1]	2,444	384,637
Kraft Heinz Co.	10,927	378,730
Kimberly-Clark Corp.[1]	2,647	356,895
McKesson Corp.[1]	2,022	351,666
Procter & Gamble Co.[1]	2,438	339,223
DaVita, Inc.*	2,868	336,703
Cardinal Health, Inc.[1]	5,998	321,253
Altria Group, Inc.[1]	7,794	319,554
Campbell Soup Co.	6,405	309,682
UnitedHealth Group, Inc.	851	298,429
J M Smucker Co.[1]	2,565	296,514
United Rentals, Inc.*,1	1,241	287,800
United Therapeutics Corp.*	1,728	262,293
Quanta Services, Inc.	3,344	240,835
Ingredion, Inc.	2,929	230,424
Conagra Brands, Inc.	6,195	224,631
Laboratory Corporation of America Holdings*	1,045	212,710
Jazz Pharmaceuticals plc*	1,267	209,118
Tyson Foods, Inc. — Class A	3,195	205,886
CVS Health Corp.	2,977	203,329
Post Holdings, Inc.*	1,982	200,202
Pfizer, Inc.[1]	5,349	196,897
Gilead Sciences, Inc.	3,179	185,208
Rent-A-Center, Inc.	4,713	180,461
Humana, Inc.	426	174,775
John B Sanfilippo & Son, Inc.	2,211	174,359
Anthem, Inc.	534	171,462
Mondelez International, Inc. — Class A	2,829	165,411
Eli Lilly & Co.[1]	953	160,904
Sprouts Farmers Market, Inc.*	7,778	156,338
Cigna Corp.	742	154,470
TreeHouse Foods, Inc.*	3,556	151,094
Constellation Brands, Inc. — Class A	628	137,563
Encompass Health Corp.	1,593	131,725
Bristol-Myers Squibb Co.	2,077	128,836
Vector Group Ltd.	11,021	128,395
Alexion Pharmaceuticals, Inc.*,1	810	126,554
Molina Healthcare, Inc.*	590	125,481
Innoviva, Inc.*	9,698	120,158
Ionis Pharmaceuticals, Inc.*	1,914	108,218
Chemed Corp.	203	108,120
Alkermes plc*	5,325	106,234
Hill-Rom Holdings, Inc.	1,059	103,750
Hologic, Inc.*	1,396	101,671
AbbVie, Inc.	924	99,007
Medtronic plc[1]	837	98,046
USANA Health Sciences, Inc.*	1,260	97,146
Clorox Co.	481	97,124
Kellogg Co.	1,529	95,150
Prestige Consumer Healthcare, Inc.*	2,628	91,638
Total Consumer, Non-cyclical		12,402,038
Industrial - 14.9%
Hubbell, Inc.[1]	2,239	351,053
TE Connectivity Ltd.	2,592	313,813
AGCO Corp.[1]	2,987	307,930
Snap-on, Inc.[1]	1,753	300,009
Vishay Intertechnology, Inc.	13,701	283,748
Masco Corp.[1]	4,457	244,823
Oshkosh Corp.	2,489	214,228
Timken Co.	2,722	210,574
Arrow Electronics, Inc.*	2,154	209,584
Caterpillar, Inc.[1]	1,122	204,226
Waters Corp.*,1	787	194,720
3M Co.	1,112	194,366
General Dynamics Corp.	1,296	192,871
Lincoln Electric Holdings, Inc.[1]	1,583	184,024
Garmin Ltd.	1,537	183,917
Lockheed Martin Corp.	494	175,360
Regal Beloit Corp.	1,351	165,916
Keysight Technologies, Inc.*	1,253	165,509
Terex Corp.	4,059	141,619
Owens Corning	1,848	140,004
Acuity Brands, Inc.	1,067	129,203
Energizer Holdings, Inc.	2,973	125,401
Eaton Corporation plc	1,040	124,946
National Instruments Corp.	2,577	113,233
Pentair plc	2,065	109,631
PerkinElmer, Inc.	752	107,912
Dover Corp.	778	98,222
A O Smith Corp.	1,776	97,360
Trane Technologies plc	643	93,338
Lennox International, Inc.	313	85,753
Total Industrial		5,463,293
Technology - 13.5%
International Business Machines Corp.[1]	3,892	489,925
Cerner Corp.[1]	5,572	437,291
SS&C Technologies Holdings, Inc.[1]	5,971	434,390
Seagate Technology plc	6,311	392,292
NetApp, Inc.	5,118	339,016
Texas Instruments, Inc.	2,023	332,035
Intel Corp.[1]	6,628	330,207
Oracle Corp.[1]	4,571	295,698
HP, Inc.	10,602	260,703
CDK Global, Inc.	4,572	236,967
KLA Corp.	863	223,439
Apple, Inc.	1,471	195,187
Skyworks Solutions, Inc.	1,101	168,321
Dell Technologies, Inc. — Class C*	2,194	160,798
Cirrus Logic, Inc.*	1,870	153,714
Applied Materials, Inc.	1,638	141,360
Paychex, Inc.	1,372	127,843
Kulicke & Soffa Industries, Inc.	3,898	123,995
Microchip Technology, Inc.	855	118,084
Total Technology		4,961,265
Utilities - 12.1%
IDACORP, Inc.	4,162	399,677

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 107.1% (continued)
Utilities - 12.1% (continued)
Evergy, Inc.	6,924	$384,351
Public Service Enterprise Group, Inc.[1]	6,473	377,376
Ameren Corp.	4,522	352,987
Exelon Corp.[1]	8,094	341,729
PPL Corp.[1]	11,828	333,550
Duke Energy Corp.	3,407	311,945
Southern Co.	3,984	244,737
OGE Energy Corp.[1]	6,868	218,814
UGI Corp.	5,912	206,684
NiSource, Inc.	7,862	180,354
Consolidated Edison, Inc.	2,469	178,435
ONE Gas, Inc.	2,221	170,506
Southwest Gas Holdings, Inc.	2,571	156,188
CenterPoint Energy, Inc.	7,099	153,622
National Fuel Gas Co.	3,216	132,274
NorthWestern Corp.	1,914	111,605
Avista Corp.	2,601	104,404
Portland General Electric Co.[1]	2,215	94,736
Total Utilities		4,453,974
Consumer, Cyclical - 11.7%
Gentex Corp.[1]	13,457	456,596
Best Buy Company, Inc.	3,798	379,003
Gentherm, Inc.*	5,621	366,602
Allison Transmission Holdings, Inc.[1]	7,380	318,299
Genuine Parts Co.	3,051	306,412
Autoliv, Inc.[1]	3,115	286,892
Lowe's Companies, Inc.	1,625	260,829
PACCAR, Inc.	2,614	225,536
AutoZone, Inc.*	187	221,677
Lear Corp.	1,310	208,329
AutoNation, Inc.*	2,546	177,685
PulteGroup, Inc.	3,840	165,581
Brunswick Corp.[1]	2,147	163,687
Lennar Corp. — Class A	2,140	163,132
Cummins, Inc.	707	160,560
Meritage Homes Corp.*	1,455	120,503
MSC Industrial Direct Company, Inc. — Class A	1,418	119,665
Dolby Laboratories, Inc. — Class A	1,062	103,152
Hanesbrands, Inc.	6,829	99,567
Total Consumer, Cyclical		4,303,707
Communications - 11.1%
Cisco Systems, Inc.[1]	11,375	509,031
Verizon Communications, Inc.[1]	7,942	466,592
Viavi Solutions, Inc.*	26,202	392,375
T-Mobile US, Inc.*	2,752	371,107
Juniper Networks, Inc.[1]	14,236	320,452
Sirius XM Holdings, Inc.	48,019	305,881
Cogent Communications Holdings, Inc.	4,218	252,532
AT&T, Inc.[1]	8,635	248,343
Omnicom Group, Inc.[1]	3,717	231,829
Motorola Solutions, Inc.	1,192	202,712
VeriSign, Inc.*	893	193,245
Ciena Corp.*	3,285	173,612
eBay, Inc.	3,401	170,900
Discovery, Inc. — Class A*	4,563	137,301
Alphabet, Inc. — Class C*	54	94,602
Total Communications		4,070,514
Financial - 10.0%
Allstate Corp.[1]	4,613	507,107
MetLife, Inc.[1]	9,976	468,373
Highwoods Properties, Inc. REIT	8,160	323,381
Berkshire Hathaway, Inc. — Class B*	1,371	317,894
Equity Residential REIT	4,583	271,680
Travelers Companies, Inc.	1,860	261,088
Piedmont Office Realty Trust, Inc. — Class A REIT	13,833	224,510
Western Union Co.	9,938	218,040
Hartford Financial Services Group, Inc.	3,731	182,744
Ameriprise Financial, Inc.	878	170,622
Aflac, Inc.	3,731	165,918
Synchrony Financial	4,321	149,982
SEI Investments Co.	2,133	122,583
Bank of America Corp.[1]	3,373	102,236
JPMorgan Chase & Co.	789	100,258
M&T Bank Corp.	781	99,421
Total Financial		3,685,837
Total Common Stocks
(Cost $35,689,651)		39,340,628

MONEY MARKET FUND† - 2.7%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	981,698	981,698
Total Money Market Fund
(Cost $981,698)		981,698
Total Investments - 109.8%
(Cost $36,671,349)		$40,322,326
Other Assets & Liabilities, net - (9.8)%		(3,591,224)
Total Net Assets - 100.0%		$36,731,102

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	$3,005,228	$375,688
Goldman Sachs International	GS Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	3,005,235	371,415
					$6,010,463	$747,103
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Custom Basket	(0.11)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$14,402,838	$(2,069,596)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.21)% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	14,402,838	(2,094,339)
					$28,805,676	$(4,163,935)

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
TE Connectivity Ltd.	197	0.77%	$7,784
AGCO Corp.	227	0.76%	7,216
Snap-on, Inc.	133	0.76%	7,199
Timken Co.	207	0.53%	5,988
Vishay Intertechnology, Inc.	1,044	0.72%	5,736
Caterpillar, Inc.	85	0.51%	5,709
Regal Beloit Corp.	103	0.42%	5,489
Owens Corning	140	0.35%	5,007
Garmin Ltd.	117	0.47%	4,356
Lincoln Electric Holdings, Inc.	120	0.46%	4,049
Hubbell, Inc.	170	0.89%	3,777
Terex Corp.	309	0.36%	3,621
Waters Corp.	60	0.49%	3,012
Arrow Electronics, Inc.	164	0.53%	2,791
Oshkosh Corp.	189	0.54%	2,540
Eaton Corporation plc	79	0.32%	1,981
Acuity Brands, Inc.	81	0.33%	1,738
National Instruments Corp.	196	0.29%	1,474
Keysight Technologies, Inc.	95	0.42%	1,307
Trane Technologies plc	49	0.24%	1,187
Pentair plc	157	0.28%	1,144
Dover Corp.	59	0.25%	1,043
PerkinElmer, Inc.	57	0.27%	933
A O Smith Corp.	135	0.25%	837
Energizer Holdings, Inc.	226	0.32%	594
Lennox International, Inc.	23	0.21%	176
3M Co.	84	0.49%	(112)
Masco Corp.	339	0.62%	(302)
General Dynamics Corp.	98	0.49%	(406)
Lockheed Martin Corp.	37	0.44%	(1,082)
Total Industrial			84,786
Utilities
Southern Co.	303	0.62%	2,258
Public Service Enterprise Group, Inc.	493	0.96%	2,052
Exelon Corp.	617	0.87%	1,993
CenterPoint Energy, Inc.	541	0.39%	1,555
NorthWestern Corp.	145	0.28%	1,397
IDACORP, Inc.	317	1.01%	1,338
UGI Corp.	450	0.52%	1,205
OGE Energy Corp.	523	0.55%	669
Evergy, Inc.	527	0.97%	484
Ameren Corp.	344	0.89%	328
Avista Corp.	198	0.26%	54
ONE Gas, Inc.	169	0.43%	(172)
PPL Corp.	901	0.85%	(230)
Portland General Electric Co.	168	0.24%	(463)
NiSource, Inc.	599	0.46%	(565)
Consolidated Edison, Inc.	188	0.45%	(839)
National Fuel Gas Co.	245	0.34%	(924)
Duke Energy Corp.	259	0.79%	(1,142)
Southwest Gas Holdings, Inc.	196	0.40%	(2,479)
Total Utilities			6,519
Technology
NetApp, Inc.	390	0.86%	9,465
Texas Instruments, Inc.	154	0.84%	7,025
CDK Global, Inc.	348	0.60%	5,639
HP, Inc.	808	0.66%	5,514
Seagate Technology plc	481	0.99%	5,508
SS&C Technologies Holdings, Inc.	455	1.10%	5,469
KLA Corp.	65	0.56%	4,830
Applied Materials, Inc.	124	0.36%	4,158
Oracle Corp.	348	0.75%	3,909
Cerner Corp.	424	1.11%	3,889
Cirrus Logic, Inc.	142	0.39%	2,675
Microchip Technology, Inc.	65	0.30%	2,509
Kulicke & Soffa Industries, Inc.	297	0.31%	2,280
Apple, Inc.	112	0.49%	1,980
Skyworks Solutions, Inc.	84	0.43%	1,152
International Business Machines Corp.	296	1.24%	619
Dell Technologies, Inc. — Class C	167	0.41%	498
Paychex, Inc.	104	0.32%	(27)
Intel Corp.	505	0.84%	(2,692)
Total Technology			64,400
Communications
Viavi Solutions, Inc.	1,997	1.00%	6,667
T-Mobile US, Inc.	209	0.94%	5,131
Cisco Systems, Inc.	867	1.29%	3,729
Ciena Corp.	250	0.44%	3,138
Omnicom Group, Inc.	283	0.59%	2,918
Verizon Communications, Inc.	605	1.18%	2,788
Alphabet, Inc. — Class C	4	0.23%	2,401
Motorola Solutions, Inc.	90	0.51%	1,327
Discovery, Inc. — Class A	347	0.35%	1,015
VeriSign, Inc.	68	0.49%	1,006
Cogent Communications Holdings, Inc.	321	0.64%	821
Sirius XM Holdings, Inc.	3,660	0.78%	258
Juniper Networks, Inc.	1,085	0.81%	180
eBay, Inc.	259	0.43%	(259)
AT&T, Inc.	857	0.82%	(7,111)
Total Communications			24,009
Consumer, Non-cyclical
United Rentals, Inc.	95	0.73%	10,097
McKesson Corp.	154	0.89%	8,964
Rent-A-Center, Inc.	359	0.46%	7,321
DaVita, Inc.	218	0.85%	7,046
Molson Coors Beverage Co. — Class B	785	1.18%	5,769
United Therapeutics Corp.	131	0.66%	5,558
Quanta Services, Inc.	254	0.61%	5,021
Johnson & Johnson	186	0.97%	4,974
Cardinal Health, Inc.	457	0.81%	4,814
Amgen, Inc.	144	1.10%	4,526
Eli Lilly & Co.	72	0.40%	4,483
Colgate-Palmolive Co.	346	0.98%	4,120
Jazz Pharmaceuticals plc	96	0.53%	3,606
UnitedHealth Group, Inc.	64	0.75%	3,559
Alexion Pharmaceuticals, Inc.	61	0.32%	3,330
Procter & Gamble Co.	185	0.86%	3,242
Philip Morris International, Inc.	409	1.13%	2,836

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Kraft Heinz Co.	833	0.96%	$2,783
Anthem, Inc.	40	0.43%	2,626
Cigna Corp.	56	0.39%	2,513
Medtronic plc	63	0.25%	1,693
Molina Healthcare, Inc.	44	0.31%	1,597
Post Holdings, Inc.	151	0.51%	1,476
Constellation Brands, Inc. — Class A	47	0.34%	1,441
Pfizer, Inc.	407	0.50%	1,429
Mondelez International, Inc. — Class A	215	0.42%	1,172
Tyson Foods, Inc. — Class A	243	0.52%	1,003
Chemed Corp.	15	0.27%	947
Conagra Brands, Inc.	472	0.57%	704
Kellogg Co.	116	0.24%	696
Altria Group, Inc.	594	0.81%	605
Innoviva, Inc.	739	0.30%	595
Hill-Rom Holdings, Inc.	80	0.26%	578
Hologic, Inc.	106	0.26%	563
J M Smucker Co.	281	1.08%	555
Alkermes plc	406	0.27%	523
Ionis Pharmaceuticals, Inc.	145	0.27%	394
Merck & Company, Inc.	394	1.07%	360
Laboratory Corporation of America Holdings	79	0.54%	338
USANA Health Sciences, Inc.	96	0.25%	228
AbbVie, Inc.	70	0.25%	211
Bristol-Myers Squibb Co.	158	0.33%	140
Encompass Health Corp.	121	0.33%	96
Clorox Co.	36	0.24%	62
Campbell Soup Co.	488	0.79%	48
Prestige Consumer Healthcare, Inc.	200	0.23%	(28)
CVS Health Corp.	227	0.52%	(44)
Vector Group Ltd.	840	0.33%	(52)
TreeHouse Foods, Inc.	271	0.38%	(106)
Humana, Inc.	32	0.44%	(123)
Sprouts Farmers Market, Inc.	592	0.40%	(554)
General Mills, Inc.	516	1.01%	(574)
John B Sanfilippo & Son, Inc.	168	0.44%	(796)
Kimberly-Clark Corp.	201	0.90%	(848)
Ingredion, Inc.	223	0.58%	(1,458)
Gilead Sciences, Inc.	242	0.47%	(3,094)
Total Consumer, Non-cyclical			106,965
Consumer, Cyclical
Gentherm, Inc.	428	0.93%	12,932
Autoliv, Inc.	237	0.73%	8,570
Gentex Corp.	1,025	1.16%	8,088
Lear Corp.	99	0.52%	7,094
Cummins, Inc.	53	0.40%	4,159
Brunswick Corp.	163	0.41%	3,104
Hanesbrands, Inc.	520	0.25%	2,775
Dolby Laboratories, Inc. — Class A	80	0.26%	2,499
Allison Transmission Holdings, Inc.	562	0.81%	2,443
MSC Industrial Direct Company, Inc. — Class A	108	0.30%	2,420
Genuine Parts Co.	232	0.78%	1,028
AutoNation, Inc.	194	0.45%	935
PACCAR, Inc.	199	0.57%	743
Lowe's Companies, Inc.	123	0.66%	621
AutoZone, Inc.	14	0.55%	546
Lennar Corp. — Class A	163	0.41%	(157)
PulteGroup, Inc.	292	0.42%	(272)
Meritage Homes Corp.	110	0.30%	(859)
Best Buy Company, Inc.	289	0.96%	(2,534)
Total Consumer, Cyclical			54,135
Financial
MetLife, Inc.	761	1.19%	6,315
Allstate Corp.	351	1.28%	4,757
Travelers Companies, Inc.	141	0.66%	3,629
Hartford Financial Services Group, Inc.	284	0.46%	3,442
Synchrony Financial	329	0.38%	3,030
Aflac, Inc.	284	0.42%	2,372
Ameriprise Financial, Inc.	66	0.43%	2,310
JPMorgan Chase & Co.	60	0.25%	1,872
Western Union Co.	757	0.55%	1,584
Equity Residential	349	0.69%	1,448
Berkshire Hathaway, Inc. — Class B	104	0.80%	1,358
M&T Bank Corp.	59	0.25%	1,311
Bank of America Corp.	257	0.26%	966
Highwoods Properties, Inc.	622	0.82%	830
SEI Investments Co.	162	0.31%	120
Piedmont Office Realty Trust, Inc. — Class A	1,054	0.57%	(470)
Total Financial			34,874
Total MS Equity Long Custom Basket			$375,688

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Basic Materials
Huntsman Corp.	5,096	(0.89)%	$4,878
Newmont Corp.	1,133	(0.47)%	1,744
Sherwin-Williams Co.	98	(0.50)%	205
Ecolab, Inc.	253	(0.38)%	(9,750)
Ashland Global Holdings, Inc.	1,946	(1.07)%	(10,308)
Axalta Coating Systems Ltd.	3,360	(0.67)%	(13,824)
DuPont de Nemours, Inc.	2,805	(1.38)%	(14,068)
PPG Industries, Inc.	583	(0.58)%	(18,062)
Air Products and Chemicals, Inc.	983	(1.86)%	(25,464)
Celanese Corp. — Class A	1,089	(0.98)%	(32,433)
Freeport-McMoRan, Inc.	2,415	(0.44)%	(36,901)
Balchem Corp.	1,994	(1.60)%	(43,968)
RPM International, Inc.	2,395	(1.51)%	(47,105)
Linde plc	1,083	(1.98)%	(52,702)
Albemarle Corp.	1,076	(1.10)%	(84,403)
Quaker Chemical Corp.	734	(1.29)%	(85,289)
United States Steel Corp.	10,166	(1.18)%	(96,305)
Total Basic Materials			(563,755)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
UDR, Inc.	2,415	(0.64)%	$22,787
Realty Income Corp.	3,550	(1.53)%	20,300
Kilroy Realty Corp.	2,378	(0.95)%	19,927
Global Net Lease, Inc.	4,453	(0.53)%	7,868
JBG SMITH Properties	3,636	(0.79)%	7,358
Douglas Emmett, Inc.	1,657	(0.34)%	6,851
QTS Realty Trust, Inc. — Class A	1,226	(0.53)%	3,397
Truist Financial Corp.	1,153	(0.38)%	804
First Industrial Realty Trust, Inc.	2,447	(0.72)%	797
Host Hotels & Resorts, Inc.	3,696	(0.38)%	547
Agree Realty Corp.	3,340	(1.54)%	540
Crown Castle International Corp.	277	(0.31)%	349
Americold Realty Trust	2,124	(0.55)%	329
American Tower Corp. — Class A	201	(0.31)%	(1)
Camden Property Trust	1,020	(0.71)%	(161)
Fulton Financial Corp.	4,226	(0.37)%	(2,093)
CyrusOne, Inc.	1,305	(0.66)%	(2,246)
Prologis, Inc.	1,459	(1.01)%	(2,335)
First Midwest Bancorp, Inc.	4,979	(0.55)%	(2,701)
Southside Bancshares, Inc.	2,891	(0.62)%	(3,385)
Duke Realty Corp.	2,271	(0.63)%	(3,873)
Howard Hughes Corp.	976	(0.53)%	(3,886)
Healthpeak Properties, Inc.	3,516	(0.74)%	(4,693)
TFS Financial Corp.	4,164	(0.51)%	(5,781)
STAG Industrial, Inc.	1,858	(0.40)%	(9,636)
Rayonier, Inc.	3,444	(0.70)%	(9,749)
First Financial Bankshares, Inc.	3,031	(0.76)%	(10,024)
Healthcare Trust of America, Inc. — Class A	3,892	(0.74)%	(10,480)
Alleghany Corp.	298	(1.25)%	(11,175)
SBA Communications Corp.	162	(0.32)%	(11,224)
Intercontinental Exchange, Inc.	1,024	(0.82)%	(12,171)
Loews Corp.	1,965	(0.61)%	(12,933)
Brookline Bancorp, Inc.	8,990	(0.75)%	(13,484)
Medical Properties Trust, Inc.	6,363	(0.96)%	(13,497)
EastGroup Properties, Inc.	802	(0.77)%	(16,128)
Equinix, Inc.	149	(0.74)%	(17,435)
Alexandria Real Estate Equities, Inc.	774	(0.96)%	(18,185)
Terreno Realty Corp.	1,606	(0.65)%	(26,911)
Sun Communities, Inc.	1,069	(1.13)%	(34,632)
Rexford Industrial Realty, Inc.	3,611	(1.23)%	(41,690)
First Republic Bank	1,320	(1.35)%	(54,611)
Total Financial			(263,266)
Technology
Splunk, Inc.	533	(0.63)%	7,608
NVIDIA Corp.	107	(0.39)%	(6,267)
salesforce.com, Inc.	347	(0.54)%	(7,212)
Appfolio, Inc. — Class A	254	(0.32)%	(8,549)
Clarivate plc	3,050	(0.63)%	(8,938)
Pegasystems, Inc.	860	(0.80)%	(10,831)
Tyler Technologies, Inc.	168	(0.51)%	(12,954)
Atlassian Corporation plc — Class A	262	(0.43)%	(14,856)
ANSYS, Inc.	355	(0.90)%	(15,761)
Rapid7, Inc.	990	(0.62)%	(17,407)
Coupa Software, Inc.	147	(0.35)%	(17,677)
Smartsheet, Inc. — Class A	724	(0.35)%	(17,972)
Workiva, Inc.	502	(0.32)%	(25,305)
Zscaler, Inc.	264	(0.37)%	(32,467)
HubSpot, Inc.	187	(0.51)%	(39,675)
Varonis Systems, Inc.	908	(1.03)%	(43,577)
Total Technology			(271,840)
Consumer, Non-cyclical
Nevro Corp.	812	(0.98)%	(2,070)
Moody's Corp.	409	(0.82)%	(7,526)
Verisk Analytics, Inc. — Class A	504	(0.73)%	(9,252)
CoStar Group, Inc.	135	(0.87)%	(12,219)
WD-40 Co.	288	(0.53)%	(12,240)
Equifax, Inc.	799	(1.07)%	(22,563)
Avalara, Inc.	279	(0.32)%	(24,613)
Avery Dennison Corp.	557	(0.60)%	(25,849)
Total Consumer, Non-cyclical			(116,332)
Energy
Williams Companies, Inc.	3,616	(0.50)%	1,636
Cheniere Energy, Inc.	1,431	(0.60)%	(1,733)
Ovintiv, Inc.	6,873	(0.69)%	(6,742)
NOV, Inc.	4,001	(0.38)%	(9,062)
Phillips 66	2,745	(1.33)%	(9,092)
ChampionX Corp.	6,677	(0.71)%	(9,811)
Hess Corp.	2,125	(0.78)%	(13,059)
Schlumberger N.V.	8,394	(1.27)%	(24,345)
Total Energy			(72,208)
Consumer, Cyclical
United Airlines Holdings, Inc.	1,709	(0.51)%	1,486
Alaska Air Group, Inc.	2,397	(0.87)%	563
JetBlue Airways Corp.	6,350	(0.64)%	(16,030)
Five Below, Inc.	415	(0.50)%	(18,921)
Delta Air Lines, Inc.	3,500	(0.98)%	(21,837)
Live Nation Entertainment, Inc.	1,134	(0.58)%	(24,338)
Southwest Airlines Co.	3,422	(1.11)%	(25,002)
Hilton Worldwide Holdings, Inc.	1,384	(1.07)%	(27,169)
TJX Companies, Inc.	2,266	(1.07)%	(29,170)
Copart, Inc.	1,315	(1.16)%	(38,722)
Burlington Stores, Inc.	644	(1.17)%	(39,818)
NIKE, Inc. — Class B	1,437	(1.41)%	(43,714)
Scotts Miracle-Gro Co. — Class A	576	(0.80)%	(43,828)
Starbucks Corp.	2,263	(1.68)%	(67,987)
Total Consumer, Cyclical			(394,487)
Communications
Anaplan, Inc.	548	(0.27)%	(16,532)
Okta, Inc.	244	(0.43)%	(23,187)
Zendesk, Inc.	895	(0.89)%	(34,643)
Liberty Broadband Corp. — Class C	1,743	(1.92)%	(35,959)
Q2 Holdings, Inc.	1,006	(0.88)%	(46,494)
Total Communications			(156,815)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Raytheon Technologies Corp.	1,982	(0.98)%	$6,025
US Ecology, Inc.	1,616	(0.41)%	1,934
Boeing Co.	169	(0.25)%	957
AMETEK, Inc.	567	(0.48)%	(360)
TransDigm Group, Inc.	152	(0.65)%	(12,732)
HEICO Corp.	427	(0.39)%	(13,809)
Eagle Materials, Inc.	562	(0.40)%	(15,061)
Martin Marietta Materials, Inc.	205	(0.40)%	(15,777)
Ingersoll Rand, Inc.	3,683	(1.17)%	(20,084)
Crown Holdings, Inc.	883	(0.61)%	(24,597)
Casella Waste Systems, Inc. — Class A	1,904	(0.82)%	(26,453)
AptarGroup, Inc.	2,180	(2.07)%	(28,358)
Vulcan Materials Co.	837	(0.86)%	(30,299)
Ball Corp.	2,147	(1.39)%	(35,654)
Tetra Tech, Inc.	1,493	(1.20)%	(44,010)
Total Industrial			(258,278)
Utilities
American States Water Co.	725	(0.40)%	5,700
California Water Service Group	2,262	(0.85)%	(3,058)
Total Utilities			2,642
Total MS Equity Short Custom Basket			$(2,094,339)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Viavi Solutions, Inc.	1,997	0.98%	$6,447
T-Mobile US, Inc.	209	0.92%	5,147
Cisco Systems, Inc.	867	1.29%	3,735
Ciena Corp.	250	0.44%	3,175
Omnicom Group, Inc.	283	0.59%	2,920
Alphabet, Inc. — Class C	4	0.23%	2,403
Motorola Solutions, Inc.	90	0.51%	1,353
Verizon Communications, Inc.	605	1.18%	1,162
VeriSign, Inc.	68	0.49%	1,017
Discovery, Inc. — Class A	347	0.35%	1,006
Cogent Communications Holdings, Inc.	321	0.64%	903
Juniper Networks, Inc.	1,085	0.81%	246
Sirius XM Holdings, Inc.	3,660	0.78%	226
eBay, Inc.	259	0.43%	(298)
AT&T, Inc.	857	0.82%	(7,176)
Total Communications			22,266
Financial
MetLife, Inc.	761	1.19%	6,344
Allstate Corp.	351	1.28%	4,788
Travelers Companies, Inc.	141	0.66%	3,599
Hartford Financial Services Group, Inc.	284	0.46%	3,451
Synchrony Financial	329	0.38%	3,023
Aflac, Inc.	284	0.42%	2,354
Ameriprise Financial, Inc.	66	0.43%	2,301
JPMorgan Chase & Co.	60	0.25%	1,860
Western Union Co.	757	0.55%	1,579
Equity Residential	349	0.69%	1,472
Berkshire Hathaway, Inc. — Class B	104	0.80%	1,352
M&T Bank Corp.	59	0.25%	1,350
Bank of America Corp.	257	0.26%	945
Highwoods Properties, Inc.	622	0.82%	827
SEI Investments Co.	162	0.31%	110
Piedmont Office Realty Trust, Inc. — Class A	1,054	0.57%	(405)
Total Financial			34,950
Utilities
Southern Co.	303	0.62%	2,086
Public Service Enterprise Group, Inc.	493	0.96%	2,056
Exelon Corp.	617	0.87%	1,991
CenterPoint Energy, Inc.	541	0.39%	1,569
NorthWestern Corp.	145	0.28%	1,406
IDACORP, Inc.	317	1.01%	1,359
UGI Corp.	450	0.52%	1,206
OGE Energy Corp.	523	0.55%	653
Evergy, Inc.	527	0.97%	500
Ameren Corp.	344	0.89%	326
Avista Corp.	198	0.26%	68
PPL Corp.	901	0.85%	(98)
ONE Gas, Inc.	169	0.43%	(118)
NiSource, Inc.	599	0.46%	(573)
Portland General Electric Co.	168	0.24%	(801)
Consolidated Edison, Inc.	188	0.45%	(858)
National Fuel Gas Co.	245	0.34%	(905)
Duke Energy Corp.	259	0.79%	(1,152)
Southwest Gas Holdings, Inc.	196	0.40%	(2,453)
Total Utilities			6,262
Technology
NetApp, Inc.	390	0.86%	9,481
Texas Instruments, Inc.	154	0.84%	7,022
CDK Global, Inc.	348	0.60%	5,632
HP, Inc.	808	0.66%	5,530
Seagate Technology plc	481	0.99%	5,523
SS&C Technologies Holdings, Inc.	455	1.10%	5,466
KLA Corp.	65	0.56%	4,815
Applied Materials, Inc.	124	0.36%	4,168
Cerner Corp.	424	1.11%	3,905
Oracle Corp.	348	0.75%	3,666
Cirrus Logic, Inc.	142	0.39%	2,717
Microchip Technology, Inc.	65	0.30%	2,511
Kulicke & Soffa Industries, Inc.	297	0.31%	2,308
Apple, Inc.	112	0.49%	1,976
Skyworks Solutions, Inc.	84	0.43%	1,163
International Business Machines Corp.	296	1.24%	542
Dell Technologies, Inc. — Class C	167	0.41%	497
Paychex, Inc.	104	0.32%	(27)
Intel Corp.	505	0.84%	(2,670)
Total Technology			64,225
Consumer, Cyclical
Gentherm, Inc.	429	0.93%	12,951
Autoliv, Inc.	237	0.73%	8,612
Gentex Corp.	1,025	1.16%	8,100
Lear Corp.	99	0.52%	7,101
Cummins, Inc.	53	0.40%	4,165
Brunswick Corp.	163	0.41%	3,089
Hanesbrands, Inc.	520	0.25%	2,764
Allison Transmission Holdings, Inc.	562	0.81%	2,620
Dolby Laboratories, Inc. — Class A	80	0.26%	2,501
MSC Industrial Direct Company, Inc. — Class A	108	0.30%	2,420
Genuine Parts Co.	232	0.78%	1,058
AutoNation, Inc.	194	0.45%	913
PACCAR, Inc.	199	0.57%	730
Lowe's Companies, Inc.	123	0.66%	626
AutoZone, Inc.	14	0.55%	570
Lennar Corp. — Class A	163	0.41%	(161)
PulteGroup, Inc.	292	0.42%	(258)
Meritage Homes Corp.	110	0.30%	(915)
Best Buy Company, Inc.	289	0.96%	(2,569)
Total Consumer, Cyclical			54,317
Consumer, Non-cyclical
United Rentals, Inc.	95	0.73%	10,113
Rent-A-Center, Inc.	359	0.46%	7,345
DaVita, Inc.	218	0.85%	7,074
McKesson Corp.	154	0.89%	6,363
Amgen, Inc.	144	1.10%	5,924
Molson Coors Beverage Co. — Class B	785	1.18%	5,743

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
United Therapeutics Corp.	131	0.66%	$5,615
Quanta Services, Inc.	254	0.61%	4,989
Johnson & Johnson	186	0.97%	4,969
Cardinal Health, Inc.	457	0.81%	4,841
Eli Lilly & Co.	72	0.40%	4,446
Colgate-Palmolive Co.	346	0.98%	4,070
Jazz Pharmaceuticals plc	96	0.53%	3,653
UnitedHealth Group, Inc.	64	0.75%	3,559
Alexion Pharmaceuticals, Inc.	61	0.32%	3,326
Procter & Gamble Co.	185	0.86%	3,260
Kraft Heinz Co.	833	0.96%	2,737
Anthem, Inc.	40	0.43%	2,638
Cigna Corp.	56	0.39%	2,568
Philip Morris International, Inc.	409	1.13%	2,346
Molina Healthcare, Inc.	44	0.31%	1,593
Constellation Brands, Inc. — Class A	47	0.34%	1,450
Post Holdings, Inc.	151	0.51%	1,439
Medtronic plc	63	0.25%	1,234
Mondelez International, Inc. — Class A	215	0.42%	1,167
Tyson Foods, Inc. — Class A	243	0.52%	981
Chemed Corp.	15	0.27%	919
Pfizer, Inc.	407	0.50%	890
Conagra Brands, Inc.	472	0.57%	707
Kellogg Co.	116	0.24%	625
Hologic, Inc.	106	0.26%	593
Altria Group, Inc.	594	0.81%	581
Hill-Rom Holdings, Inc.	80	0.26%	570
Innoviva, Inc.	739	0.30%	545
Alkermes plc	406	0.27%	528
J M Smucker Co.	281	1.08%	528
Ionis Pharmaceuticals, Inc.	145	0.27%	417
Merck & Company, Inc.	394	1.07%	348
Laboratory Corporation of America Holdings	79	0.54%	340
USANA Health Sciences, Inc.	96	0.25%	221
AbbVie, Inc.	70	0.25%	218
Bristol-Myers Squibb Co.	158	0.33%	172
Encompass Health Corp.	121	0.33%	104
Clorox Co.	36	0.24%	56
Campbell Soup Co.	488	0.79%	43
Prestige Consumer Healthcare, Inc.	200	0.23%	(36)
CVS Health Corp.	227	0.52%	(44)
Vector Group Ltd.	840	0.33%	(56)
Humana, Inc.	32	0.44%	(97)
TreeHouse Foods, Inc.	271	0.38%	(105)
Ingredion, Inc.	223	0.58%	(415)
Sprouts Farmers Market, Inc.	592	0.40%	(583)
General Mills, Inc.	516	1.01%	(612)
John B Sanfilippo & Son, Inc.	168	0.44%	(744)
Kimberly-Clark Corp.	201	0.90%	(841)
Gilead Sciences, Inc.	242	0.47%	(3,097)
Total Consumer, Non-cyclical			105,218
Industrial
TE Connectivity Ltd.	197	0.79%	7,781
AGCO Corp.	227	0.78%	7,215
Snap-on, Inc.	133	0.76%	7,136
Timken Co.	207	0.53%	5,997
Caterpillar, Inc.	85	0.51%	5,719
Vishay Intertechnology, Inc.	1,044	0.72%	5,698
Regal Beloit Corp.	103	0.42%	5,441
Owens Corning	140	0.35%	5,020
Garmin Ltd.	117	0.47%	4,334
Lincoln Electric Holdings, Inc.	120	0.46%	4,007
Hubbell, Inc.	170	0.89%	3,772
Terex Corp.	309	0.36%	3,636
Waters Corp.	60	0.49%	3,027
Arrow Electronics, Inc.	164	0.53%	2,744
Oshkosh Corp.	189	0.54%	2,113
Eaton Corporation plc	79	0.32%	1,981
Acuity Brands, Inc.	81	0.33%	1,757
National Instruments Corp.	196	0.29%	1,475
Keysight Technologies, Inc.	95	0.42%	1,307
Trane Technologies plc	49	0.24%	1,205
Pentair plc	157	0.28%	1,146
Dover Corp.	59	0.25%	1,056
PerkinElmer, Inc.	57	0.27%	938
A O Smith Corp.	135	0.25%	833
Energizer Holdings, Inc.	226	0.32%	592
Lennox International, Inc.	23	0.21%	184
3M Co.	84	0.49%	(110)
Masco Corp.	339	0.62%	(308)
General Dynamics Corp.	98	0.49%	(407)
Lockheed Martin Corp.	37	0.44%	(1,112)
Total Industrial			84,177
Total GS Equity Long Custom Basket			$371,415

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
UDR, Inc.	2,415	(0.64)%	$22,727
Kilroy Realty Corp.	2,378	(0.95)%	19,659
Realty Income Corp.	3,550	(1.53)%	17,747
Global Net Lease, Inc.	4,453	(0.53)%	7,830
JBG SMITH Properties	3,636	(0.79)%	7,337
Douglas Emmett, Inc.	1,657	(0.34)%	6,829
Truist Financial Corp.	1,153	(0.38)%	929
First Industrial Realty Trust, Inc.	2,447	(0.72)%	866
Host Hotels & Resorts, Inc.	3,696	(0.38)%	643
Crown Castle International Corp.	277	(0.31)%	252
Agree Realty Corp.	3,340	(1.54)%	221
American Tower Corp. — Class A	201	(0.31)%	35
Camden Property Trust	1,020	(0.71)%	(158)
Prologis, Inc.	1,459	(1.01)%	(2,102)
Fulton Financial Corp.	4,226	(0.37)%	(2,308)
First Midwest Bancorp, Inc.	4,979	(0.55)%	(2,429)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CyrusOne, Inc.	1,305	(0.66)%	$(2,439)
Howard Hughes Corp.	976	(0.53)%	(3,623)
Southside Bancshares, Inc.	2,891	(0.62)%	(3,667)
Duke Realty Corp.	2,271	(0.63)%	(3,736)
Healthpeak Properties, Inc.	3,516	(0.74)%	(4,692)
TFS Financial Corp.	4,164	(0.51)%	(5,837)
QTS Realty Trust, Inc. — Class A	1,226	(0.53)%	(6,897)
SBA Communications Corp.	162	(0.32)%	(8,854)
Rayonier, Inc.	3,444	(0.70)%	(9,617)
STAG Industrial, Inc.	1,858	(0.40)%	(9,814)
First Financial Bankshares, Inc.	3,031	(0.76)%	(10,010)
Healthcare Trust of America, Inc. — Class A	3,892	(0.74)%	(10,607)
Alleghany Corp.	298	(1.25)%	(10,640)
Intercontinental Exchange, Inc.	1,024	(0.82)%	(12,163)
Loews Corp.	1,965	(0.61)%	(12,899)
Medical Properties Trust, Inc.	6,363	(0.96)%	(13,498)
Brookline Bancorp, Inc.	8,990	(0.75)%	(13,538)
Equinix, Inc.	149	(0.74)%	(13,981)
EastGroup Properties, Inc.	802	(0.77)%	(14,947)
Americold Realty Trust	2,124	(0.55)%	(15,201)
Terreno Realty Corp.	1,606	(0.65)%	(18,026)
Alexandria Real Estate Equities, Inc.	774	(0.96)%	(18,049)
Sun Communities, Inc.	1,069	(1.13)%	(24,874)
Rexford Industrial Realty, Inc.	3,611	(1.23)%	(31,092)
First Republic Bank	1,320	(1.35)%	(54,265)
Total Financial			(254,888)
Utilities
American States Water Co.	725	(0.40)%	5,659
California Water Service Group	2,262	(0.85)%	(2,857)
Total Utilities			2,802
Industrial
Raytheon Technologies Corp.	1,982	(0.98)%	6,229
US Ecology, Inc.	1,616	(0.41)%	1,901
Boeing Co.	169	(0.25)%	928
AMETEK, Inc.	567	(0.48)%	(348)
TransDigm Group, Inc.	152	(0.65)%	(12,794)
HEICO Corp.	427	(0.39)%	(13,702)
Eagle Materials, Inc.	562	(0.40)%	(15,046)
Martin Marietta Materials, Inc.	205	(0.40)%	(15,801)
Ingersoll Rand, Inc.	3,683	(1.17)%	(20,092)
Crown Holdings, Inc.	883	(0.61)%	(24,634)
Casella Waste Systems, Inc. — Class A	1,904	(0.82)%	(26,602)
AptarGroup, Inc.	2,180	(2.07)%	(28,215)
Vulcan Materials Co.	837	(0.86)%	(30,435)
Ball Corp.	2,147	(1.39)%	(35,415)
Tetra Tech, Inc.	1,493	(1.20)%	(44,216)
Total Industrial			(258,242)
Basic Materials
Huntsman Corp.	5,096	(0.89)%	4,997
Newmont Corp.	1,133	(0.47)%	1,794
Sherwin-Williams Co.	98	(0.50)%	187
Ecolab, Inc.	253	(0.38)%	(9,976)
Ashland Global Holdings, Inc.	1,946	(1.07)%	(10,014)
Axalta Coating Systems Ltd.	3,360	(0.67)%	(13,696)
DuPont de Nemours, Inc.	2,805	(1.38)%	(14,024)
PPG Industries, Inc.	583	(0.58)%	(15,957)
Air Products and Chemicals, Inc.	983	(1.86)%	(25,564)
Celanese Corp. — Class A	1,089	(0.98)%	(32,506)
Freeport-McMoRan, Inc.	2,415	(0.44)%	(36,895)
Balchem Corp.	1,994	(1.60)%	(37,050)
RPM International, Inc.	2,395	(1.51)%	(49,858)
Linde plc	1,083	(1.98)%	(52,380)
Albemarle Corp.	1,076	(1.10)%	(84,600)
Quaker Chemical Corp.	734	(1.29)%	(85,675)
United States Steel Corp.	10,166	(1.18)%	(96,355)
Total Basic Materials			(557,572)
Energy
Williams Companies, Inc.	3,616	(0.50)%	1,599
Cheniere Energy, Inc.	1,431	(0.60)%	(1,576)
Ovintiv, Inc.	6,873	(0.69)%	(5,832)
ChampionX Corp.	6,677	(0.71)%	(8,777)
NOV, Inc.	4,001	(0.38)%	(9,095)
Phillips 66	2,745	(1.33)%	(9,202)
Hess Corp.	2,125	(0.78)%	(13,048)
Schlumberger N.V.	8,394	(1.27)%	(23,803)
Total Energy			(69,734)
Consumer, Cyclical
United Airlines Holdings, Inc.	1,709	(0.51)%	1,400
Alaska Air Group, Inc.	2,397	(0.87)%	39
JetBlue Airways Corp.	6,350	(0.64)%	(15,802)
Five Below, Inc.	415	(0.50)%	(18,899)
Delta Air Lines, Inc.	3,500	(0.98)%	(21,619)
Live Nation Entertainment, Inc.	1,134	(0.58)%	(24,232)
Southwest Airlines Co.	3,422	(1.11)%	(24,997)
Hilton Worldwide Holdings, Inc.	1,384	(1.07)%	(26,999)
TJX Companies, Inc.	2,266	(1.07)%	(29,067)
Copart, Inc.	1,315	(1.16)%	(38,767)
Burlington Stores, Inc.	644	(1.17)%	(40,300)
NIKE, Inc. — Class B	1,437	(1.41)%	(43,777)
Scotts Miracle-Gro Co. — Class A	576	(0.80)%	(43,804)
Starbucks Corp.	2,263	(1.68)%	(68,080)
Total Consumer, Cyclical			(394,904)
Technology
Splunk, Inc.	533	(0.63)%	7,610
NVIDIA Corp.	107	(0.39)%	(6,530)
salesforce.com, Inc.	347	(0.54)%	(7,508)
Appfolio, Inc. — Class A	254	(0.32)%	(8,562)
Clarivate plc	3,050	(0.63)%	(8,982)
Pegasystems, Inc.	860	(0.80)%	(10,810)
Tyler Technologies, Inc.	168	(0.51)%	(12,912)
Atlassian Corporation plc — Class A	262	(0.43)%	(15,034)
ANSYS, Inc.	355	(0.90)%	(15,860)
Rapid7, Inc.	990	(0.62)%	(16,936)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
Coupa Software, Inc.	147	(0.35)%	$(17,651)
Smartsheet, Inc. — Class A	724	(0.35)%	(17,971)
Workiva, Inc.	502	(0.32)%	(25,358)
Zscaler, Inc.	264	(0.37)%	(32,466)
HubSpot, Inc.	187	(0.51)%	(37,957)
Varonis Systems, Inc.	908	(1.03)%	(43,207)
Total Technology			(270,134)
Consumer, Non-cyclical
Nevro Corp.	812	(0.98)%	(1,314)
Moody's Corp.	409	(0.82)%	(7,589)
Verisk Analytics, Inc. — Class A	504	(0.73)%	(9,243)
WD-40 Co.	288	(0.53)%	(12,324)
CoStar Group, Inc.	135	(0.87)%	(12,384)
Avalara, Inc.	279	(0.32)%	(22,095)
Equifax, Inc.	799	(1.07)%	(22,694)
Avery Dennison Corp.	557	(0.60)%	(25,979)
Total Consumer, Non-cyclical			(113,622)
Communications
Anaplan, Inc.	548	(0.27)%	(16,583)
Okta, Inc.	244	(0.43)%	(22,679)
Zendesk, Inc.	895	(0.89)%	(34,464)
Liberty Broadband Corp. — Class C	1,743	(1.92)%	(35,846)
Q2 Holdings, Inc.	1,006	(0.88)%	(43,730)
Total Communications			(153,302)
Total GS Equity Short Custom Basket			$(2,069,596)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2020.
[2]	Rate indicated is the 7-day yield as of December 31, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,340,628	$—	$—	$39,340,628
Money Market Fund	981,698	—	—	981,698
Equity Custom Basket Swap Agreements**	—	747,103	—	747,103
Total Assets	$40,322,326	$747,103	$—	$41,069,429

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$4,163,935	$—	$4,163,935

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 100.0%
Technology - 24.4%
Apple, Inc.	89,717	$11,904,549
Microsoft Corp.	49,254	10,955,075
NVIDIA Corp.	6,810	3,556,182
Texas Instruments, Inc.	20,223	3,319,201
salesforce.com, Inc.*	11,114	2,473,198
Advanced Micro Devices, Inc.*	25,995	2,384,002
Micron Technology, Inc.*	31,112	2,339,000
International Business Machines Corp.	18,420	2,318,710
Adobe, Inc.*	3,653	1,826,938
Intel Corp.	35,687	1,777,926
Accenture plc — Class A	6,220	1,624,726
Oracle Corp.	22,684	1,467,428
Lam Research Corp.	2,778	1,311,966
Twilio, Inc. — Class A*	3,597	1,217,584
HP, Inc.	42,380	1,042,124
RingCentral, Inc. — Class A*	2,748	1,041,410
Dell Technologies, Inc. — Class C*	12,270	899,268
QUALCOMM, Inc.	5,786	881,439
ON Semiconductor Corp.*	20,087	657,448
Citrix Systems, Inc.	4,932	641,653
Applied Materials, Inc.	7,352	634,478
Cognizant Technology Solutions Corp. — Class A	7,480	612,986
Skyworks Solutions, Inc.	3,390	518,263
Paychex, Inc.	5,482	510,813
Total Technology		55,916,367
Consumer, Non-cyclical - 23.3%
Johnson & Johnson	23,001	3,619,897
AbbVie, Inc.	32,086	3,438,015
Amgen, Inc.	12,388	2,848,249
Bristol-Myers Squibb Co.	42,478	2,634,910
Gilead Sciences, Inc.	43,621	2,541,360
Merck & Company, Inc.	26,887	2,199,357
CVS Health Corp.	28,494	1,946,140
UnitedHealth Group, Inc.	5,290	1,855,097
PepsiCo, Inc.	12,240	1,815,192
J M Smucker Co.	14,943	1,727,411
Procter & Gamble Co.	11,699	1,627,799
Vertex Pharmaceuticals, Inc.*	6,854	1,619,874
Molson Coors Beverage Co. — Class B	35,010	1,582,102
Pfizer, Inc.	41,918	1,543,002
Humana, Inc.	3,537	1,451,125
McKesson Corp.	7,159	1,245,093
Illumina, Inc.*	3,133	1,159,210
Eli Lilly & Co.	6,657	1,123,968
S&P Global, Inc.	3,371	1,108,149
Colgate-Palmolive Co.	12,249	1,047,412
Boston Scientific Corp.*	29,126	1,047,080
Kraft Heinz Co.	29,161	1,010,720
General Mills, Inc.	17,116	1,006,421
United Rentals, Inc.*	4,093	949,208
Anthem, Inc.	2,851	915,428
PayPal Holdings, Inc.*	3,841	899,562
Kimberly-Clark Corp.	6,478	873,429
Cigna Corp.	4,122	858,118
Medtronic plc	7,002	820,214
Abbott Laboratories	7,209	789,313
Square, Inc. — Class A*	3,567	776,322
Biogen, Inc.*	3,145	770,085
Laboratory Corporation of America Holdings*	3,284	668,458
Kroger Co.	17,374	551,798
Campbell Soup Co.	10,581	511,591
Zoetis, Inc.	2,979	493,024
Becton Dickinson and Co.	1,953	488,680
Quest Diagnostics, Inc.	3,591	427,940
Intuitive Surgical, Inc.*	519	424,594
Regeneron Pharmaceuticals, Inc.*	849	410,160
IQVIA Holdings, Inc.*	1,607	287,926
Moody's Corp.	921	267,311
Total Consumer, Non-cyclical		53,380,744
Communications - 17.8%
Amazon.com, Inc.*	3,231	10,523,141
Alphabet, Inc. — Class A*	2,988	5,236,888
AT&T, Inc.	151,634	4,360,994
Cisco Systems, Inc.	88,478	3,959,391
Netflix, Inc.*	6,019	3,254,654
Verizon Communications, Inc.	42,699	2,508,566
Facebook, Inc. — Class A*	9,026	2,465,542
eBay, Inc.	33,926	1,704,782
Comcast Corp. — Class A	27,138	1,422,031
Arista Networks, Inc.*	2,800	813,596
Motorola Solutions, Inc.	4,274	726,836
Discovery, Inc. — Class A*	17,979	540,988
Corning, Inc.	14,230	512,280
Omnicom Group, Inc.	7,980	497,713
F5 Networks, Inc.*	2,776	488,409
Discovery, Inc. — Class C*	17,074	447,168
Walt Disney Co.*	2,227	403,488
CDW Corp.	2,210	291,256
Booking Holdings, Inc.*	100	222,727
Etsy, Inc.*	1,166	207,443
Okta, Inc.*	703	178,745
Total Communications		40,766,638
Consumer, Cyclical - 12.1%
Home Depot, Inc.	13,157	3,494,762
Cummins, Inc.	10,239	2,325,277
Lowe's Companies, Inc.	12,824	2,058,380
Costco Wholesale Corp.	4,752	1,790,458
NIKE, Inc. — Class B	11,860	1,677,834
PACCAR, Inc.	18,079	1,559,856
Starbucks Corp.	13,818	1,478,250
AutoZone, Inc.*	1,041	1,234,043
Southwest Airlines Co.	23,100	1,076,691
Tiffany & Co.	8,186	1,076,050
Best Buy Company, Inc.	10,452	1,043,005
Lear Corp.	6,336	1,007,614
General Motors Co.	22,754	947,476
Walgreens Boots Alliance, Inc.	23,552	939,254
Domino's Pizza, Inc.	2,234	856,650
Walmart, Inc.	5,586	805,222
Kohl's Corp.	18,078	735,594
Whirlpool Corp.	4,022	725,931
Pool Corp.	1,942	723,395
Ulta Beauty, Inc.*	1,808	519,185
Chipotle Mexican Grill, Inc. — Class A*	296	410,466

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 12.1% (continued)
BorgWarner, Inc.	10,043	$388,062
WW Grainger, Inc.	820	334,839
Ross Stores, Inc.	2,710	332,815
Total Consumer, Cyclical		27,541,109
Financial - 10.0%
Mastercard, Inc. — Class A	9,365	3,342,743
Bank of America Corp.	92,077	2,790,854
Citigroup, Inc.	41,997	2,589,535
Allstate Corp.	21,773	2,393,506
MetLife, Inc.	49,318	2,315,480
JPMorgan Chase & Co.	15,115	1,920,663
Visa, Inc. — Class A	7,598	1,661,911
Progressive Corp.	15,367	1,519,489
Prudential Financial, Inc.	15,065	1,176,124
Capital One Financial Corp.	10,043	992,751
T. Rowe Price Group, Inc.	4,414	668,235
Hartford Financial Services Group, Inc.	12,999	636,691
Aflac, Inc.	14,248	633,609
American Express Co.	2,410	291,393
Total Financial		22,932,984
Industrial - 7.8%
3M Co.	19,451	3,399,840
Caterpillar, Inc.	12,747	2,320,209
Oshkosh Corp.	20,929	1,801,359
Owens Corning	22,199	1,681,796
Honeywell International, Inc.	6,228	1,324,696
Expeditors International of Washington, Inc.	12,957	1,232,340
FedEx Corp.	3,616	938,786
Raytheon Technologies Corp.	12,052	861,839
Teledyne Technologies, Inc.*	1,900	744,762
Ryder System, Inc.	11,048	682,324
Avnet, Inc.	18,078	634,719
Keysight Technologies, Inc.*	3,989	526,907
Waters Corp.*	2,108	521,561
Emerson Electric Co.	6,351	510,430
Illinois Tool Works, Inc.	1,574	320,907
Waste Management, Inc.	1,966	231,850
Norfolk Southern Corp.	803	190,801
Total Industrial		17,925,126
Basic Materials - 3.3%
Steel Dynamics, Inc.	34,816	1,283,666
FMC Corp.	9,579	1,100,915
Air Products and Chemicals, Inc.	3,682	1,005,996
Newmont Corp.	16,573	992,557
International Flavors & Fragrances, Inc.	9,042	984,131
Ecolab, Inc.	3,752	811,783
Axalta Coating Systems Ltd.*	18,078	516,127
Eastman Chemical Co.	5,022	503,606
Celanese Corp. — Class A	2,511	326,279
Total Basic Materials		7,525,060
Utilities - 0.7%
Exelon Corp.	26,490	1,118,408
Consolidated Edison, Inc.	7,501	542,097
Total Utilities		1,660,505
Energy - 0.6%
SolarEdge Technologies, Inc.*	2,913	929,596
Chevron Corp.	3,804	321,248
Total Energy		1,250,844
Total Common Stocks
(Cost $190,936,245)		228,899,377

EXCHANGE-TRADED FUNDS† - 1.0%
SPDR S&P 500 ETF Trust	5,956	2,226,829
Total Exchange-Traded Funds
(Cost $2,040,335)		2,226,829

MONEY MARKET FUND† - 0.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	509,378	509,378
Total Money Market Fund
(Cost $509,378)		509,378
Total Investments - 101.2%
(Cost $193,485,958)		$231,635,584
Other Assets & Liabilities, net - (1.2)%		(2,698,577)
Total Net Assets - 100.0%		$228,937,007

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2020.

plc — Public Limited Company

See Sector Classification in Other Information section.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$228,899,377	$—	$—	$228,899,377
Exchange-Traded Funds	2,226,829	—	—	2,226,829
Money Market Fund	509,378	—	—	509,378
Total Assets	$231,635,584	$—	$—	$231,635,584

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
MUTUAL FUNDS† - 87.4%
Guggenheim High Yield Fund — R6-Class[1]	145,950	$1,582,098
Guggenheim Floating Rate Strategies Fund — R6-Class[1]	53,684	1,326,005
Guggenheim Investment Grade Bond Fund — Institutional Class[1]	64,438	1,320,986
Guggenheim RBP Dividend Fund — Institutional Class[1]	59,478	735,737
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	21,926	674,885
Guggenheim World Equity Income Fund — Institutional Class[1]	20,687	344,435
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	14,475	144,465
Total Mutual Funds
(Cost $5,641,360)		6,128,611

CLOSED-END FUNDS† - 11.0%
AllianzGI Diversified Income & Convertible Fund	900	29,412
Calamos Convertible Opportunities and Income Fund	1,944	26,322
John Hancock Premium Dividend Fund	1,750	24,797
Neuberger Berman High Yield Strategies Fund, Inc.	2,113	24,701
Royce Value Trust, Inc.	1,500	24,210
Western Asset High Income Fund II, Inc.	3,448	23,722
Eaton Vance Enhanced Equity Income Fund II	1,058	22,948
Eaton Vance Tax-Advantaged Dividend Income Fund	962	22,751
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,470	22,564
First Trust Energy Income and Growth Fund	2,100	22,470
Invesco High Income Trust II	1,650	22,424
John Hancock Investors Trust	1,278	22,071
Western Asset Premier Bond Fund	1,529	21,666
Cohen & Steers REIT and Preferred and Income Fund, Inc.	940	21,460
Ares Dynamic Credit Allocation Fund, Inc.	1,500	21,435
PIMCO High Income Fund	3,500	21,175
BlackRock Enhanced Equity Dividend Trust	2,500	21,175
Eaton Vance Tax-Managed Buy-Write Income Fund	1,400	21,000
John Hancock Preferred Income Fund II	1,100	20,911
Tekla Life Sciences Investors	1,050	20,738
Pioneer High Income Trust	2,284	20,373
Reaves Utility Income Fund	600	19,674
John Hancock Income Securities Trust	1,250	19,663
BlackRock Limited Duration Income Trust	1,200	19,104
Eaton Vance Limited Duration Income Fund	1,500	18,795
PGIM High Yield Bond Fund, Inc.	1,242	18,630
DoubleLine Income Solutions Fund	1,123	18,620
Brookfield Real Assets Income Fund, Inc.	1,040	18,543
Western Asset Emerging Markets Debt Fund, Inc.	1,330	18,487
PIMCO Dynamic Income Fund	695	18,369
KKR Income Opportunities Fund	1,266	18,268
Western Asset Global Corporate Defined Opportunity Fund, Inc.	983	17,792
BlackRock Credit Allocation Income Trust	1,205	17,726
Blackstone Strategic Credit Fund	1,419	17,709
Ivy High Income Opportunities Fund	1,308	17,370
Apollo Senior Floating Rate Fund, Inc.	1,074	15,466
Voya Infrastructure Industrials and Materials Fund	1,500	15,450
Total Closed-End Funds
(Cost $677,000)		767,991

MONEY MARKET FUND† - 1.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	78,677	78,677
Total Money Market Fund
(Cost $78,677)		78,677
Total Investments - 99.5%
(Cost $6,397,037)		$6,975,279
Other Assets & Liabilities, net - 0.5%		36,890
Total Net Assets - 100.0%		$7,012,169

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2020.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$6,128,611	$—	$—	$6,128,611
Closed-End Funds	767,991	—	—	767,991
Money Market Fund	78,677	—	—	78,677
Total Assets	$6,975,279	$—	$—	$6,975,279

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Floating Rate Strategies Fund — R6-Class	$1,051,568	$241,910	$–	$–	$32,527	$1,326,005	53,684	$11,632	$–
Guggenheim High Yield Fund — R6-Class	1,501,803	251,289	(239,999)	(4,411)	73,416	1,582,098	145,950	20,624	–
Guggenheim Investment Grade Bond Fund — Institutional Class	1,312,112	412,496	(399,983)	(1,270)	(2,369)	1,320,986	64,438	10,123	27,120
Guggenheim RBP Dividend Fund — Institutional Class	614,550	8,963	–	–	112,224	735,737	59,478	8,963	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	625,585	40,228	–	–	9,072	674,885	21,926	4,362	35,865
Guggenheim Ultra Short Duration Fund — Institutional Class	343,979	554	(199,999)	3,207	(3,276)	144,465	14,475	545	–
Guggenheim World Equity Income Fund — Institutional Class	307,075	2,214	–	–	35,146	344,435	20,687	2,214	–
	$5,756,672	$957,654	$(839,981)	$(2,474)	$256,740	$6,128,611		$58,463	$62,985

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares		Value
COMMON STOCKS† - 0.3%
Consumer, Non-cyclical - 0.2%
Chef Holdings, Inc.*,†††	14,334		$1,212,423
Targus Group International, Inc.*,†††,1	12,773		26,194
Total Consumer, Non-cyclical			1,238,617
Energy - 0.1%
Unit Corp.*,†††	51,277		487,132
Summit Midstream Partners, LP*	3,210		40,093
Permian Production Partners LLC*,†††	401,481		–
Total Energy			527,225
Industrial - 0.0%
API Heat Transfer Parent LLC*,†††	2,902,566		225,265
BP Holdco LLC*,†††,1	244,278		86,130
Vector Phoenix Holdings, LP*,†††	244,278		23,712
Total Industrial			335,107
Total Common Stocks
(Cost $3,862,023)			2,100,949

PREFERRED STOCKS††† - 0.1%
Industrial - 0.1%
API Heat Transfer Intermediate*	618		315,644
Total Preferred Stocks
(Cost $493,920)			315,644

EXCHANGE-TRADED FUNDS† - 5.7%
Invesco Senior Loan ETF	1,845,000		41,106,600
Total Exchange-Traded Funds
(Cost $39,279,133)			41,106,600

MONEY MARKET FUND† - 6.8%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[2]	48,558,705		48,558,705
Total Money Market Fund
(Cost $48,558,705)			48,558,705

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,7 - 83.6%
Industrial - 17.6%
Berry Global, Inc.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/01/26	7,930,737		7,884,184
BWAY Holding Co.
3.48% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	7,775,138		7,493,289
Genesee & Wyoming, Inc.
2.25% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/30/26	7,481,156		7,458,937
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	7,350,000		7,340,812
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	7,524,029		7,169,797
USIC Holding, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/08/23	6,884,578		6,875,972
LTI Holdings, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	6,954,303		6,740,736
Titan Acquisition Ltd. (Husky)
3.27% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	6,923,736		6,737,279
TransDigm, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	3,581,910		3,505,436
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	2,944,873		2,882,295
Duran Group Holding GMBH
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/29/24†††	EUR	3,928,562	4,629,458
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/20/24†††	EUR	1,276,721	1,504,501
Altra Industrial Motion Corp.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/01/25	6,105,881		6,090,616
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	6,099,812		6,084,563
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	5,700,000		5,924,466
Reynolds Group Holdings, Inc.
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26	4,955,000		4,911,644
Hillman Group, Inc.
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	4,831,631		4,805,202
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27	4,700,000		4,718,800
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	4,662,675		4,561,635

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 83.6% (continued)
Industrial - 17.6% (continued)
American Bath Group LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/23/27		4,000,000	$4,005,000
Corialis Group Ltd.
3.00% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 03/29/24	EUR	3,075,000	3,736,516
API Heat Transfer
12.00% (3 Month USD LIBOR + 0.00%, Rate Floor: 1.00%) (in-kind rate was 11.00%) due 01/01/24†††,3		3,047,720	2,720,090
12.00% (3 Month USD LIBOR + 0.00%, Rate Floor: 1.00%) (in-kind rate was 11.00%) due 10/02/23†††,3		543,746	494,809
Cushman & Wakefield US Borrower LLC
due 08/21/25		2,686,449	2,634,063
Vertical (TK Elevator)
4.57% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27		1,895,250	1,901,675
YAK MAT (YAK ACCESS LLC)
10.24% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26		2,550,000	1,785,000
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27		1,664,359	1,723,178
Total Industrial			126,319,953
Communications - 15.7%
GTT Communications BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 05/30/25	EUR	10,798,003	11,849,963
due 12/31/21		727,687	665,834
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22		10,144,549	9,866,689
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23		7,903,949	7,563,526
UPC Financing Partnership
3.68% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/29		3,500,000	3,501,750
3.67% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/29		3,500,000	3,501,750
Nielsen Finance LLC
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/04/23		7,027,638	6,999,316
ProQuest LLC
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/23/26		6,982,711	6,965,254
CSC Holdings LLC
2.41% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25		6,905,188	6,791,736
Ziggo Financing Partnership
2.66% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28		6,685,000	6,636,935
Zayo Group Holdings, Inc.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27		6,648,468	6,598,604
Market Track LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24		6,926,884	6,407,368
Virgin Media Bristol LLC
2.66% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28		6,116,233	6,053,970
Authentic Brands
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24		5,606,376	5,558,330
SFR Group S.A.
3.85% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 01/31/26		3,397,396	3,358,122
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/25		1,662,513	1,624,974
GTT Communications, Inc.
3.00% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25		6,142,500	4,781,445
Titan US Finco LLC
4.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/01/26		4,667,639	4,597,625
Xplornet Communications, Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27		3,990,000	3,990,997
Level 3 Financing, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27		3,339,546	3,280,402
Radiate Holdco, LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/25/26		1,800,000	1,800,846

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 83.6% (continued)
Communications - 15.7% (continued)
Total Communications			$112,395,436
Consumer, Non-cyclical - 14.4%
AI Aqua Zip Bidco Pty Ltd.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	8,109,521		8,048,699
Diamond (BC) BV
3.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	3,959,184		3,896,510
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 09/06/24	EUR	2,867,921	3,456,118
Dole Food Company, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/06/24	6,848,897		6,831,775
Froneri US, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	6,865,500		6,789,980
US Foods, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/27/23	5,937,824		5,842,700
Hayward Industries, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	5,705,217		5,631,506
Springs Window Fashions
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	4,335,762		4,294,226
8.65% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000		1,285,038
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	5,622,617		5,313,373
Weber-Stephen Products LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	5,050,000		5,052,525
Cidron New Bidco Ltd.
3.00% (3 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 04/16/25	EUR	4,125,000	4,965,776
DaVita, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/12/26	4,987,406		4,939,776
IQVIA Holdings, Inc.
2.00% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/11/25	4,866,959		4,825,395
Endo Luxembourg Finance Co.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	3,958,974		3,889,692
Sigma Holding BV (Flora Food)
3.50% (1 Month EURIBOR + 3.50% and 6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	3,000,000	3,598,717
Grifols Worldwide Operations USA, Inc.
2.10% (1 Week USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	3,528,042		3,494,985
Kronos Acquisition Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/22/26	3,100,000		3,096,125
Energizer Holdings, Inc.
due 12/16/27	2,850,000		2,844,670
CTI Foods Holding Co. LLC
8.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 3.00%) due 05/03/24†††,3	1,924,067		1,808,623
10.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 6.00%) due 05/03/24†††,3	545,337		496,257
Elanco Animal Health, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	2,289,154		2,266,743
BCPE Eagle Buyer LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	2,079,774		2,021,707
Arctic Glacier Group Holdings, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,272,564		2,016,901
Cambrex Corp.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/04/26	1,900,000		1,914,250
Aramark Services, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/11/25	1,900,000		1,871,975

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 83.6% (continued)
Consumer, Non-cyclical - 14.4% (continued)
Valeant Pharmaceuticals International, Inc.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/02/25	1,643,039		$1,635,859
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27†††	878,788		874,394
Total Consumer, Non-cyclical			103,004,295
Consumer, Cyclical - 13.7%
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	18,888,203		17,953,237
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	2,017,146		1,948,563
Power Solutions (Panther)
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	7,878,348		7,837,302
IBC Capital Ltd.
3.99% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	7,201,393		7,093,372
Zephyr Bidco Ltd.
4.52% (1 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 07/23/25	GBP	5,265,000	7,047,193
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	7,007,046		6,955,615
Navistar, Inc.
3.66% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	6,938,815		6,923,202
Intrawest Resorts Holdings, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	6,725,282		6,621,578
Whatabrands LLC
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/26	6,493,682		6,427,706
Party City Holdings, Inc.
3.25% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 08/19/22	5,458,917		5,037,706
EG Finco Ltd.
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	EUR	3,358,734	4,014,886
4.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	777,586		767,384
Packers Sanitation Services, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	4,495,003		4,472,528
Mavis Tire Express Services Corp.
3.50% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	4,243,032		4,160,293
CNT Holdings I Corp.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27	3,800,000		3,793,464
Burlington Stores, Inc.
1.91% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/17/24	2,000,000		1,965,000
Alexander Mann
5.34% (6 Month GBP LIBOR + 5.25%, Rate Floor: 5.25%) due 06/16/25	GBP	1,540,000	1,912,559
Playtika Holding Corp.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	1,833,501		1,842,467
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	2,908,288		1,014,789
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 2.25%) due 04/29/24†††,3	567,571		488,111
6.23% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 2.23%) due 04/29/24†††,3	6,166		5,303
Total Consumer, Cyclical			98,282,258
Financial - 8.4%
USI, Inc.
3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	8,051,064		7,928,607
Aretec Group, Inc.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	7,693,000		7,510,291
Alliant Holdings Intermediate LLC
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	7,319,575		7,197,558

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,7 - 83.6% (continued)
Financial - 8.4% (continued)
AmWINS Group, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 01/25/24	6,927,703	$6,913,501
HarbourVest Partners, LP
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 03/03/25	6,388,727	6,314,171
NFP Corp.
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	5,104,787	4,990,848
Jefferies Finance LLC
3.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26	4,629,500	4,590,149
Virtu Financial, Inc.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/01/26	4,320,000	4,308,293
Ryan Specialty Group LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/01/27	3,591,000	3,577,534
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	2,593,484	2,593,898
Focus Financial Partners LLC
due 07/03/24	2,493,606	2,473,857
Citadel Securities, LP
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/27/26	2,129,248	2,128,354
Total Financial		60,527,061
Technology - 7.7%
EIG Investors Corp.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	7,138,256	7,129,333
Informatica LLC
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	7,146,672	7,079,708
Cologix Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/20/24	5,052,512	4,997,490
Seattle SpinCo, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/21/24	4,906,479	4,832,882
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	4,721,839	4,620,036
WEX, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/15/26	4,616,518	4,581,155
Emerald TopCo, Inc. (Press Ganey)
3.71% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	4,488,636	4,426,918
Aspect Software, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	4,456,471	4,285,654
Boxer Parent Co., Inc.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/02/25	3,357,868	3,340,105
Brave Parent Holdings, Inc.
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	3,176,692	3,156,837
Sabre GLBL, Inc.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	2,298,085	2,239,002
EXC Holdings III Corp.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/02/24	1,964,250	1,943,783
TIBCO Software, Inc.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/26	1,795,489	1,757,891
Miami Escrow Borrower LLC
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 06/21/24	725,629	714,745
Total Technology		55,105,539
Basic Materials - 4.6%
Messer Industries USA, Inc.
2.75% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	7,208,815	7,146,675
Arch Coal, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 03/07/24	6,612,692	6,017,550
Alpha 3 BV
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/31/24	4,942,688	4,921,088
PQ Corp.
2.46% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 02/08/27	4,840,863	4,797,005
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	4,181,486	4,172,788

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,7 - 83.6% (continued)
Basic Materials - 4.6% (continued)
Illuminate Buyer LLC
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/27	3,600,000		$3,598,488
HB Fuller Co.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	2,461,603		2,442,230
Total Basic Materials			33,095,824
Energy - 0.9%
Penn Virginia Holding Corp.
8.00% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 09/29/22†††	10,890,000		6,316,200
Permian Production Partners LLC
9.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/23/25†††,3	2,644,400		396,660
Total Energy			6,712,860
Utilities - 0.6%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	3,970,050		3,972,551
Total Senior Floating Rate Interests
(Cost $614,815,087)			599,415,777

CORPORATE BONDS†† - 2.6%
Consumer, Non-cyclical - 0.8%
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	4,275,000		4,387,219
HCA, Inc.
4.50% due 02/15/27	1,500,000		1,744,803
Total Consumer, Non-cyclical			6,132,022
Energy - 0.8%
Sabine Pass Liquefaction LLC
5.63% due 04/15/23	4,200,000		4,614,243
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[4]	1,268,000		1,258,490
Total Energy			5,872,733
Communications - 0.7%
Ziggo BV
5.50% due 01/15/27[4]	4,550,000		4,749,062
Industrial - 0.1%
Grinding Media, Inc. / MC Grinding Media Canada, Inc.
7.38% due 12/15/23[4]	750,000		761,250
Consumer, Cyclical - 0.1%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	630,000		630,000
Financial - 0.1%
Lincoln Financing SARL
3.88% due 04/01/24	EUR	350,000	426,894
Basic Materials - 0.0%
Mirabela Nickel Ltd.
due 06/24/19[5,6]	1,279,819		63,991
Total Corporate Bonds
(Cost $18,694,464)			18,635,952

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.3%
Residential Mortgage Backed Securities - 2.3%
RALI Series Trust
2006-QO6, 0.51% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46[7]	11,664,119		4,092,244
2006-QO2, 0.59% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[7]	468,867		146,104
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 1.42% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[7]	3,228,013		2,775,794
American Home Mortgage Assets Trust
2006-4, 0.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 10/25/46[7]	2,993,874		1,989,544
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.45% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[7]	2,229,266		1,868,512
Lehman XS Trust Series
2006-16N, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 11/25/46[7]	1,738,381		1,586,011
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[4,7]	1,449,293		1,348,663
Nomura Resecuritization Trust
2015-4R, 1.71% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[4,7]	1,266,706		1,259,384

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.3% (continued)
Residential Mortgage Backed Securities - 2.3% (continued)
Alliance Bancorp Trust
2007-OA1, 0.39% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[7]	530,782	$477,897
Morgan Stanley Re-REMIC Trust
2010-R5, 1.57% due 06/26/36[4]	449,689	404,555
GSAA Home Equity Trust
2007-7, 0.69% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37[7]	289,134	281,819
New Century Home Equity Loan Trust
2004-4, 0.94% (1 Month USD LIBOR + 0.80%, Rate Cap/Floor: 12.50%/0.80%) due 02/25/35[7]	208,051	203,378
Total Residential Mortgage Backed Securities		16,433,905
Total Collateralized Mortgage Obligations
(Cost $17,247,504)		16,433,905

ASSET-BACKED SECURITIES†† - 1.6%
Collateralized Loan Obligations - 1.6%
Jamestown CLO V Ltd.
2014-5A, 5.32% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 01/17/27[4,7]	4,000,000	3,003,993
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[8]	3,930,722	2,745,769
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,8]	3,000,000	2,404,257
ACIS CLO Ltd.
2015-6A, 3.58% (3 Month USD LIBOR + 3.37%, Rate Floor: 0.00%) due 05/01/27[4,7]	1,000,000	996,710
Newstar Commercial Loan Funding LLC
2017-1A, 3.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[4,7]	1,000,000	993,275
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[4,8]	2,071,948	768,573
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[4,7]	646,271	645,790
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,8]	1,808,219	23,199
Total Collateralized Loan Obligations		11,581,566
Transport-Aircraft - 0.0%
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,5,6	896,492	90
Total Asset-Backed Securities
(Cost $14,092,873)		11,581,656
Total Investments - 103.0%
(Cost $757,043,709)		$738,149,188
Other Assets & Liabilities, net - (3.0)%		(21,203,831)
Total Net Assets - 100.0%		$716,945,357

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Depreciation
Bank of America, N.A.	6,632,000	GBP	01/15/21	$8,807,661	$9,070,440	$(262,779)
Goldman Sachs International	33,787,000	EUR	01/15/21	41,027,655	41,294,764	(267,109)
						$(529,888)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2020.
[3]	Payment-in-kind security.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $23,634,420 (cost $25,031,887), or 3.3% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $64,081 (cost $1,883,995), or less than 0.1% of total net assets — See Note 6.
[7]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.

CMT — Constant Maturity Treasury

EURIBOR — European Interbank Offered Rate

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

SARL — Société à Responsabilité Limitée

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,093	$—	$2,060,856	$2,100,949
Preferred Stocks	—	—	315,644	315,644
Exchange-Traded Funds	41,106,600	—	—	41,106,600
Money Market Fund	48,558,705	—	—	48,558,705
Senior Floating Rate Interests	—	573,596,808	25,818,969	599,415,777
Corporate Bonds	—	18,635,952	—	18,635,952
Collateralized Mortgage Obligations	—	16,433,905	—	16,433,905
Asset-Backed Securities	—	11,581,566	90	11,581,656
Total Assets	$89,705,398	$620,248,231	$28,195,559	$738,149,188

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$529,888	$—	$529,888
Unfunded Loan Commitments (Note 5)	—	—	9,222	9,222
Total Liabilities	$—	$529,888	$9,222	$539,110

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$90	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Common Stocks	1,573,724	Enterprise Value	Valuation Multiple	3.5x-19.2x	10.5x
Common Stocks	487,132	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Preferred Stocks	315,644	Yield Analysis	Yield	18.2%	—
Senior Floating Rate Interests	14,165,231	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	6,133,959	Yield Analysis	Yield	5.2%	5.2%
Senior Floating Rate Interests	5,519,779	Enterprise Value	Valuation Multiple	9.4x-19.2x	15.1x
Total Assets	$28,195,559
Liabilities:
Unfunded Loan Commitments	$9,222	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2020, the Fund had securities with a total value of $493,414 transfer from Level 2 to Level 3 due to lack of observable inputs and had securities with a total market value of $6,314,171 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2020:

	Assets					Liabilities
	Common Stocks	Senior Floating Rate Interests	Asset- Backed Securities	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,611,492	$50,579,979	$90	$313,772	$52,505,333	$(8,851)
Purchases/(Receipts)	474,312	4,905,852	-	-	5,380,164	(4,848)
(Sales, maturities and paydowns)/Fundings	-	(23,402,885)	-	-	(23,402,885)	1,636
Amortization of premiums/discounts	-	32,292	-	-	32,292	3,636
Total realized gains (losses) included in earnings	-	(6,906,471)	-	-	(6,906,471)	(1,636)
Total change in unrealized appreciation (depreciation) included in earnings	(24,948)	6,430,959	-	1,872	6,407,883	841
Transfers into Level 3	-	493,414	-	-	493,414	-
Transfers out of Level 3	-	(6,314,171)	-	-	(6,314,171)	-
Ending Balance	$2,060,856	$25,818,969	$90	$315,644	$28,195,559	$(9,222)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2020	$(24,948)	$(1,708,351)	$-	$1,872	$(1,731,427)	$841

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20
Common Stocks
BP Holdco LLC*	$86,130	$–	$–	$–	$–	$86,130	244,278
Targus Group International, Inc.*	26,242	–	–	–	(48)	26,194	12,773
	$112,372	$–	$–	$–	$(48)	$112,324

*	Non-income producing security.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 0.9%
Consumer, Non-cyclical - 0.3%
Chef Holdings, Inc.*,†††	7,502	$634,547
ATD New Holdings, Inc.*,††	21,488	501,380
Targus Group International Equity, Inc.*,†††,1	12,825	26,300
Cengage Learning Holdings II, Inc.*,††	2,107	16,329
Spectrum Brands Holdings, Inc.	2	158
Crimson Wine Group Ltd.*	8	43
Save-A-Lot*,†††	17,185	–
Total Consumer, Non-cyclical		1,178,757
Utilities - 0.2%
TexGen Power LLC††	26,665	902,157
Energy - 0.2%
Unit Corp.*,†††	80,851	768,085
Summit Midstream Partners, LP*	1,760	21,982
Legacy Reserves, Inc.*,†††	3,452	3,452
Permian Production Partners LLC*,†††	57,028	–
Total Energy		793,519
Consumer, Cyclical - 0.2%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	604,264
Industrial - 0.0%
BP Holdco LLC*,†††,1	23,711	8,360
Vector Phoenix Holdings, LP*,†††	23,711	2,302
Total Industrial		10,662
Financial - 0.0%
Jefferies Financial Group, Inc.	81	1,993
Total Common Stocks
(Cost $4,046,567)		3,491,352

PREFERRED STOCKS†† - 1.3%
Financial - 1.3%
Bank of America Corp., 4.38%*	57,000	1,513,350
American Equity Investment Life Holding Co., 5.95%	54,000	1,405,080
First Republic Bank, 4.13%	53,000	1,401,320
Assurant, Inc., 5.25% due 01/15/61*	30,000	820,800
Total Financial		5,140,550
Industrial - 0.0%
U.S. Shipping Corp.*,†††	14,718	–
Total Preferred Stocks
(Cost $5,225,000)		5,140,550

WARRANTS†† - 0.0%
SandRidge Energy, Inc.
$41.34, 10/04/22*	488	5
SandRidge Energy, Inc.
$42.03, 10/04/22*	205	3
Total Warrants
(Cost $43,811)		8

MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	4,723,336	4,723,336
Total Money Market Fund
(Cost $4,723,336)		4,723,336

	Face Amount~
CORPORATE BONDS†† - 88.3%
Consumer, Non-cyclical - 15.4%
Kraft Heinz Foods Co.
5.00% due 06/04/42	$3,500,000	4,106,457
4.88% due 10/01/49[3]	1,750,000	2,041,591
4.38% due 06/01/46[4]	1,200,000	1,298,334
5.20% due 07/15/45	325,000	386,443
5.50% due 06/01/50[3]	275,000	346,432
DaVita, Inc.
3.75% due 02/15/31[3,4]	3,075,000	3,122,232
4.63% due 06/01/30[3]	850,000	902,062
Vector Group Ltd.
6.13% due 02/01/25[3]	3,565,000	3,624,785
Sabre GLBL, Inc.
9.25% due 04/15/25[3]	1,500,000	1,785,000
7.38% due 09/01/25[3]	1,550,000	1,681,750
Nielsen Finance LLC / Nielsen Finance Co.
5.88% due 10/01/30[3]	2,500,000	2,828,125
5.00% due 04/15/22[3]	617,000	618,623
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[3]	1,600,000	1,752,000
3.38% due 08/31/27[3]	1,700,000	1,687,250
US Foods, Inc.
6.25% due 04/15/25[3]	2,748,000	2,936,925
AMN Healthcare, Inc.
4.63% due 10/01/27[3]	1,800,000	1,885,626
4.00% due 04/15/29[3]	1,000,000	1,022,500
Centene Corp.
3.00% due 10/15/30	1,700,000	1,801,830
4.25% due 12/15/27	1,000,000	1,060,000
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[3]	2,225,000	2,329,620
5.00% due 12/31/26[3]	350,000	365,124
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[3]	2,540,000	2,603,500
Tenet Healthcare Corp.
7.50% due 04/01/25[3]	1,700,000	1,857,250
5.13% due 11/01/27[3]	400,000	423,500
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]	2,150,000	2,246,750
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[3]	1,750,000	1,964,375
Carriage Services, Inc.
6.63% due 06/01/26[3]	1,670,000	1,784,812
Molina Healthcare, Inc.
5.38% due 11/15/22	900,000	952,875
3.88% due 11/15/30[3]	750,000	804,375
Par Pharmaceutical, Inc.
7.50% due 04/01/27[3]	1,510,000	1,638,350
Nathan's Famous, Inc.
6.63% due 11/01/25[3]	1,500,000	1,539,375
Central Garden & Pet Co.
4.13% due 10/15/30	1,125,000	1,172,812

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 88.3% (continued)
Consumer, Non-cyclical - 15.4% (continued)
Syneos Health, Inc.
3.63% due 01/15/29[3]	1,125,000	$1,128,111
Bausch Health Companies, Inc.
7.00% due 03/15/24[3]	1,075,000	1,105,906
Sotheby's
7.38% due 10/15/27[3]	975,000	1,044,469
WEX, Inc.
4.75% due 02/01/23[3]	750,000	750,937
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50% due 07/31/27[3]	271,000	302,504
6.00% due 06/30/28[3]	342,000	290,700
Gartner, Inc.
4.50% due 07/01/28[3]	550,000	580,250
Lamb Weston Holdings, Inc.
4.88% due 05/15/28[3]	325,000	362,781
TreeHouse Foods, Inc.
4.00% due 09/01/28	325,000	336,172
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[3]	150,000	160,125
Total Consumer, Non-cyclical		60,632,638
Communications - 14.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32[3]	5,750,000	6,139,390
4.25% due 02/01/31[3]	700,000	737,702
CSC Holdings LLC
6.50% due 02/01/29[3]	1,825,000	2,060,516
4.13% due 12/01/30[3]	1,700,000	1,777,520
4.63% due 12/01/30[3]	1,425,000	1,487,344
3.38% due 02/15/31[3]	1,250,000	1,226,563
Altice France S.A.
7.38% due 05/01/26[3]	2,700,000	2,841,750
5.13% due 01/15/29[3]	1,450,000	1,500,750
8.13% due 02/01/27[3]	1,350,000	1,488,388
Level 3 Financing, Inc.
3.63% due 01/15/29[3,4]	2,700,000	2,693,250
4.25% due 07/01/28[3]	2,525,000	2,594,438
EIG Investors Corp.
10.88% due 02/01/24	4,644,000	4,804,218
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	3,075,000	3,213,375
5.50% due 05/15/29[3]	900,000	975,375
Cengage Learning, Inc.
9.50% due 06/15/24[3]	3,564,000	3,332,340
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	1,650,000	1,756,219
5.50% due 07/01/29[3]	1,050,000	1,155,328
Vmed O2 UK Financing I plc
4.25% due 01/31/31[3]	2,300,000	2,346,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[3]	2,349,000	2,137,590
Virgin Media Finance plc
5.00% due 07/15/30[3]	1,950,000	2,023,125
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[3]	1,600,000	1,722,000
Telenet Finance Lux Note
5.50% due 03/01/28	1,600,000	1,706,400
Lamar Media Corp.
4.88% due 01/15/29	900,000	956,250
3.75% due 02/15/28	575,000	590,927
Houghton Mifflin Harcourt Publishers, Inc.
9.00% due 02/15/25[3]	1,500,000	1,526,250
QualityTech Limited Partnership / QTS Finance Corp.
3.88% due 10/01/28[3]	1,450,000	1,479,000
T-Mobile USA, Inc.
3.30% due 02/15/51[3,4]	1,200,000	1,234,596
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[3]	950,000	979,687
Match Group Holdings II LLC
4.63% due 06/01/28[3]	900,000	943,313
Zayo Group Holdings, Inc.
4.00% due 03/01/27[3]	900,000	902,250
TripAdvisor, Inc.
7.00% due 07/15/25[3]	275,000	297,000
Total Communications		58,628,854
Consumer, Cyclical - 13.8%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3]	4,590,000	4,590,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.75% due 03/01/25	1,950,000	1,989,000
5.88% due 03/01/27	1,460,000	1,525,700
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[3]	2,175,000	2,204,210
3.50% due 02/15/29[3]	1,275,000	1,273,406
JB Poindexter & Company, Inc.
7.13% due 04/15/26[3]	2,975,000	3,146,062
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[3]	2,250,000	2,373,998
5.75% due 05/01/28[3]	600,000	652,500
Live Nation Entertainment, Inc.
6.50% due 05/15/27[3]	1,650,000	1,845,558
3.75% due 01/15/28[3]	925,000	934,620
Clarios Global, LP
6.75% due 05/15/25[3]	2,300,000	2,478,250
Boyd Gaming Corp.
8.63% due 06/01/25[3]	2,025,000	2,252,185
Aramark Services, Inc.
6.38% due 05/01/25[3]	2,075,000	2,217,656
Boyne USA, Inc.
7.25% due 05/01/25[3]	2,107,000	2,209,716
Wolverine World Wide, Inc.
6.38% due 05/15/25[3]	1,950,000	2,076,750

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 88.3% (continued)
Consumer, Cyclical - 13.8% (continued)
Hanesbrands, Inc.
5.38% due 05/15/25[3]	1,900,000	$2,010,238
Titan International, Inc.
6.50% due 11/30/23	1,985,000	1,836,125
Delta Air Lines, Inc.
7.00% due 05/01/25[3,4]	1,575,000	1,818,420
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[3]	1,500,000	1,603,125
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[3]	1,500,000	1,563,750
Williams Scotsman International, Inc.
4.63% due 08/15/28[3]	1,500,000	1,552,500
Wabash National Corp.
5.50% due 10/01/25[3]	1,435,000	1,463,700
Allison Transmission, Inc.
3.75% due 01/30/31[3]	1,150,000	1,176,594
4.75% due 10/01/27[3]	200,000	210,500
Performance Food Group, Inc.
6.88% due 05/01/25[3]	1,100,000	1,177,000
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[3]	950,000	1,015,313
Picasso Finance Sub, Inc.
6.13% due 06/15/25[3]	875,000	936,250
Yum! Brands, Inc.
3.63% due 03/15/31	925,000	935,018
Vail Resorts, Inc.
6.25% due 05/15/25[3]	800,000	854,000
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[3]	675,000	729,000
Powdr Corp.
6.00% due 08/01/25[3]	675,000	710,438
WMG Acquisition Corp.
3.00% due 02/15/31[3]	700,000	686,000
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	600,000	645,000
Burlington Coat Factory Warehouse Corp.
6.25% due 04/15/25[3]	600,000	637,500
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[3]	575,000	624,685
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[3]	425,000	441,596
Total Consumer, Cyclical		54,396,363
Financial - 13.7%
Iron Mountain, Inc.
5.63% due 07/15/32[3]	4,000,000	4,410,000
5.25% due 07/15/30[3]	700,000	756,000
4.88% due 09/15/29[3]	530,000	559,150
Hunt Companies, Inc.
6.25% due 02/15/26[3]	4,715,000	4,832,875
NFP Corp.
6.88% due 08/15/28[3]	4,050,000	4,324,104
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[3]	3,400,000	3,967,800
OneMain Finance Corp.
4.00% due 09/15/30	1,300,000	1,348,893
7.13% due 03/15/26	1,050,000	1,241,625
6.63% due 01/15/28	450,000	534,375
8.88% due 06/01/25	425,000	480,781
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[3]	3,200,000	3,320,000
Newmark Group, Inc.
6.13% due 11/15/23	2,900,000	3,150,730
United Shore Financial Services LLC
5.50% due 11/15/25[3]	2,850,000	3,006,750
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.25% due 06/03/26[3]	2,650,000	2,743,584
AmWINS Group, Inc.
7.75% due 07/01/26[3]	1,825,000	1,959,868
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	1,650,000	1,819,125
American Equity Investment Life Holding Co.
5.00% due 06/15/27[4]	1,322,000	1,493,147
SLM Corp.
4.20% due 10/29/25	1,400,000	1,478,750
Greystar Real Estate Partners LLC
5.75% due 12/01/25[3]	1,400,000	1,426,600
Charles Schwab Corp.
4.00%[6,7]	1,325,000	1,394,563
Bank of New York Mellon Corp.
3.70%[6,7]	1,175,000	1,215,713
USI, Inc.
6.88% due 05/01/25[3]	1,150,000	1,178,750
CIT Group, Inc.
3.93% due 06/19/24[7]	1,100,000	1,163,250
CNO Financial Group, Inc.
5.25% due 05/30/29[4]	900,000	1,086,521
Assurant, Inc.
7.00% due 03/27/48[7]	950,000	1,068,750
Goldman Sachs Group, Inc.
5.30%[6,7]	950,000	1,037,609
HUB International Ltd.
7.00% due 05/01/26[3]	850,000	888,922
Wilton Re Finance LLC
5.88% due 03/30/33[3,4,7]	650,000	681,394
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[3]	425,000	434,562

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 88.3% (continued)
Financial - 13.7% (continued)
Quicken Loans LLC
5.25% due 01/15/28[3]	400,000	$427,000
LPL Holdings, Inc.
4.63% due 11/15/27[3]	400,000	414,000
Total Financial		53,845,191
Industrial - 13.3%
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	4,400,000	4,512,552
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[3]	3,900,000	3,958,500
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[3]	1,925,000	1,973,125
9.75% due 07/15/28[3]	1,700,000	1,861,500
TransDigm, Inc.
6.25% due 03/15/26[3]	2,350,000	2,502,750
8.00% due 12/15/25[3,4]	950,000	1,050,035
Cleaver-Brooks, Inc.
7.88% due 03/01/23[3]	3,325,000	3,283,437
Howmet Aerospace, Inc.
5.95% due 02/01/37[4]	2,700,000	3,253,500
Harsco Corp.
5.75% due 07/31/27[3]	2,925,000	3,093,188
Standard Industries, Inc.
3.38% due 01/15/31[3]	1,625,000	1,633,125
4.38% due 07/15/30[3,4]	850,000	909,270
5.00% due 02/15/27[3]	525,000	548,625
PowerTeam Services LLC
9.03% due 12/04/25[3]	2,750,000	3,059,678
Masonite International Corp.
5.38% due 02/01/28[3]	1,375,000	1,476,406
5.75% due 09/15/26[3]	1,400,000	1,463,000
Signature Aviation US Holdings, Inc.
4.00% due 03/01/28[3]	2,400,000	2,415,960
Trinity Industries, Inc.
4.55% due 10/01/24	1,915,000	1,998,934
GrafTech Finance, Inc.
4.63% due 12/15/28[3]	1,975,000	1,997,219
Amsted Industries, Inc.
4.63% due 05/15/30[3]	1,600,000	1,676,000
EnerSys
4.38% due 12/15/27[3]	1,250,000	1,321,875
EnPro Industries, Inc.
5.75% due 10/15/26	1,200,000	1,275,000
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[3]	625,000	656,250
6.50% due 03/15/27[3]	525,000	557,813
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[3]	1,100,000	1,149,500
JELD-WEN, Inc.
6.25% due 05/15/25[3]	1,050,000	1,134,000
Hillenbrand, Inc.
5.75% due 06/15/25[4]	825,000	891,000
American Woodmark Corp.
4.88% due 03/15/26[3]	850,000	871,250
Moog, Inc.
4.25% due 12/15/27[3]	625,000	648,438
Vertical US Newco, Inc.
5.25% due 07/15/27[3]	550,000	583,000
Ball Corp.
2.88% due 08/15/30	400,000	399,000
Total Industrial		52,153,930
Basic Materials - 6.3%
Carpenter Technology Corp.
6.38% due 07/15/28	3,200,000	3,531,340
4.45% due 03/01/23	600,000	628,331
Alcoa Nederland Holding BV
6.75% due 09/30/24[3]	2,200,000	2,291,410
6.13% due 05/15/28[3]	650,000	710,125
7.00% due 09/30/26[3]	600,000	639,000
United States Steel Corp.
12.00% due 06/01/25[3]	1,925,000	2,223,375
6.88% due 08/15/25	850,000	811,750
Kaiser Aluminum Corp.
4.63% due 03/01/28[3]	1,790,000	1,857,125
6.50% due 05/01/25[3]	700,000	749,000
Valvoline, Inc.
3.63% due 06/15/31[3]	2,100,000	2,155,125
4.25% due 02/15/30[3]	375,000	397,500
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	1,950,000	2,040,480
Ingevity Corp.
3.88% due 11/01/28[3]	1,000,000	1,007,500
4.50% due 02/01/26[3]	750,000	764,063
Arconic Corp.
6.00% due 05/15/25[3]	1,175,000	1,254,312
WR Grace & Company-Conn
4.88% due 06/15/27[3]	1,025,000	1,087,033
Novelis Corp.
5.88% due 09/30/26[3]	1,000,000	1,045,000
HB Fuller Co.
4.25% due 10/15/28	425,000	435,625
Clearwater Paper Corp.
4.75% due 08/15/28[3]	400,000	414,000
Yamana Gold, Inc.
4.63% due 12/15/27[4]	256,000	279,902
Compass Minerals International, Inc.
6.75% due 12/01/27[3]	250,000	270,625
Mirabela Nickel Ltd.
due 06/24/19[5,8]	278,115	13,906
Total Basic Materials		24,606,527
Energy - 6.1%
Indigo Natural Resources LLC
6.88% due 02/15/26[3]	3,550,000	3,629,875
NuStar Logistics, LP
5.63% due 04/28/27	1,510,000	1,608,150
6.38% due 10/01/30	1,125,000	1,274,400
6.00% due 06/01/26	525,000	567,793

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 88.3% (continued)
Energy - 6.1% (continued)
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
9.50% due 12/15/21[3]	3,440,000		$3,414,200
PDC Energy, Inc.
6.13% due 09/15/24	2,750,000		2,825,927
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	3,092,000		2,581,820
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	1,500,000		1,605,000
6.88% due 01/15/29[3]	625,000		676,562
CVR Energy, Inc.
5.75% due 02/15/28[3]	1,375,000		1,302,813
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[3]	1,250,000		1,237,500
Parkland Corp.
6.00% due 04/01/26[3]	1,075,000		1,128,750
Range Resources Corp.
5.00% due 03/15/23	905,000		882,375
Rattler Midstream, LP
5.63% due 07/15/25[3]	575,000		607,344
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	425,000		427,125
Basic Energy Services, Inc.
10.75% due 10/15/23[5]	1,225,000		220,500
SandRidge Energy, Inc.
7.50% due 03/15/21†††	250,000		–
Total Energy			23,990,134
Technology - 3.3%
NCR Corp.
8.13% due 04/15/25[3]	2,950,000		3,285,238
5.25% due 10/01/30[3]	2,200,000		2,359,500
6.13% due 09/01/29[3]	1,200,000		1,329,000
Boxer Parent Company, Inc.
7.13% due 10/02/25[3]	2,025,000		2,198,031
Qorvo, Inc.
3.38% due 04/01/31[3]	900,000		929,250
Open Text Holdings, Inc.
4.13% due 02/15/30[3]	750,000		797,850
BY Crown Parent LLC / BY Bond Finance, Inc.
4.25% due 01/31/26[3]	700,000		717,500
Presidio Holdings, Inc.
4.88% due 02/01/27[3]	650,000		689,507
CDK Global, Inc.
5.25% due 05/15/29[3]	500,000		553,960
PTC, Inc.
4.00% due 02/15/28[3]	250,000		262,031
Total Technology			13,121,867
Utilities - 1.5%
Terraform Global Operating LLC
6.13% due 03/01/26[3]	4,280,000		4,376,300
Clearway Energy Operating LLC
5.75% due 10/15/25	1,200,000		1,263,000
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.75% due 05/20/27	375,000		426,634
Bruce Mansfield
due 08/01/23†††,5,8	1,008,000		504
Total Utilities			6,066,438
Total Corporate Bonds
(Cost $334,064,900)			347,441,942

SENIOR FLOATING RATE INTERESTS††,11 - 9.3%
Consumer, Cyclical - 2.6%
American Tire Distributors, Inc.
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	1,313,429		1,248,414
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	330,924		319,672
Alexander Mann
5.34% (6 Month GBP LIBOR + 5.25%, Rate Floor: 5.25%) due 06/16/25	GBP	1,100,000	1,366,113
BBB Industries LLC
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,241,596		1,198,141
Playtika Holding Corp.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 12/09/24	855,000		859,181
NES Global Talent
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23†††	877,728		794,344
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	785,517		748,205
PT Intermediate Holdings III LLC
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 10/15/25	742,500		690,525
Wabash National Corporation
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/28/27	637,500		633,516
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	645,208		579,074
EnTrans International LLC
6.15% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	532,500		508,537

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,11 - 9.3% (continued)
Consumer, Cyclical - 2.6% (continued)
Sotheby's
6.50% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 01/15/27	418,351	$419,397
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	430,369	307,714
Apro LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/14/26	209,471	209,209
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	353,825	123,460
Total Consumer, Cyclical		10,005,502
Industrial - 2.4%
Bhi Investments LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	1,851,294	1,830,467
9.75% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††	1,500,000	1,470,000
Diversitech Holdings, Inc.
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	1,783,737	1,761,440
American Residential Services LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/15/27	1,175,000	1,172,062
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	1,072,500	1,100,825
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	805,565	834,034
YAK MAT (YAK ACCESS LLC)
10.24% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	950,000	665,000
Avison Young (Canada), Inc.
5.23% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 01/31/26	539,000	510,255
Total Industrial		9,344,083
Communications - 2.2%
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	2,364,996	2,263,135
Resource Label Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,219,389	1,134,032
9.50% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23†††	1,009,662	888,503
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	1,811,227	1,761,618
Market Track LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	1,628,081	1,505,975
GTT Communications, Inc.
3.00% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 05/31/25	1,413,750	1,100,491
GTT Communications BV
due 12/31/21	167,352	153,127
Total Communications		8,806,881
Consumer, Non-cyclical - 1.6%
Endo Luxembourg Finance Co.
5.00% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	1,580,299	1,552,644
HAH Group Holding Co LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	1,180,000	1,169,675
Quirch Foods Holdings LLC
6.25% (3 Month USD LIBOR + 5.25% and 6 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 10/27/27	975,000	967,687
CTI Foods Holding Co. LLC
8.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 3.00%) due 05/03/24†††,9	600,843	564,792
10.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 6.00%) due 05/03/24†††,9	321,623	292,677
Springs Window Fashions
8.65% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	689,936	656,736
Moran Foods LLC
11.75% (3 Month USD LIBOR + 0.00%, Rate Floor: 1.00%) (in-kind rate was 10.75%) due 10/01/24†††,9	356,565	310,212
8.00% (3 Month USD LIBOR + 0.00%, Rate Floor: 1.00%) (in-kind rate was 7.00%) due 04/01/24[9]	293,476	292,375

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,11 - 9.3% (continued)
Consumer, Non-cyclical - 1.6% (continued)
Kronos Acquisition Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/22/26	500,000	$499,375
Total Consumer, Non-cyclical		6,306,173
Financial - 0.2%
Jefferies Finance LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/30/27	773,063	771,130
Utilities - 0.2%
RS Ivy Holdco, Inc.
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 12/23/27	750,000	742,500
Technology - 0.1%
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/10/27	430,000	428,925
Energy - 0.0%
Permian Production Partners LLC
9.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/23/25†††,9	375,625	56,344
Total Senior Floating Rate Interests
(Cost $37,873,446)		36,461,538

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
0.10% due 03/04/21[10]	2,920,000	2,919,665
Total U.S. Treasury Bills
(Cost $2,919,497)		2,919,665

ASSET-BACKED SECURITIES†† - 0.5%
Collateralized Loan Obligations - 0.5%
Barings Middle Market CLO Ltd.
2019-IA, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/15/31[3,11]	1,500,000	1,485,803
WhiteHorse X Ltd.
2015-10A, 5.52% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[3,11]	750,000	557,345
Total Collateralized Loan Obligations		2,043,148
Total Asset-Backed Securities
(Cost $2,140,653)		2,043,148
Total Investments - 102.2%
(Cost $391,037,210)		$402,221,539
Other Assets & Liabilities, net - (2.2)%		(8,611,645)
Total Net Assets - 100.0%		$393,609,894

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$24,700,000	$2,303,790	$926,835	$1,376,955

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Depreciation
Bank of America, N.A.	1,017,000	GBP	01/15/21	$1,350,632	$1,390,928	$(40,296)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2020.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $273,798,629 (cost $261,752,321), or 69.6% of total net assets.
[4]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At December 31, 2020, the total market value of segregated or earmarked security was $19,811,601 — See Note 2.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $2,054,035 (cost $4,131,612), or 0.5% of total net assets — See Note 6.
[6]	Perpetual maturity.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Security is in default of interest and/or principal obligations.
[9]	Payment-in-kind security.
[10]	Rate indicated is the effective yield at the time of purchase.
[11]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

BofA — Bank of America

CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1

GBP — British Pound

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$24,176	$2,024,130	$1,443,046		$3,491,352
Preferred Stocks	—	5,140,550	—	*	5,140,550
Warrants	—	8	—		8
Money Market Fund	4,723,336	—	—		4,723,336
Corporate Bonds	—	347,441,438	504		347,441,942
Senior Floating Rate Interests	—	30,323,226	6,138,312		36,461,538
U.S. Treasury Bills	—	2,919,665	—		2,919,665
Asset-Backed Securities	—	2,043,148	—		2,043,148
Credit Default Swap Agreements**	—	1,376,955	—		1,376,955
Total Assets	$4,747,512	$391,269,120	$7,581,862		$403,598,494

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$40,296	$—	$40,296
Unfunded Loan Commitments (Note 5)	—	—	6,653	6,653
Total Liabilities		$40,296	$6,653	$46,949

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $11,829,789 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following is summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$768,085	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Common Stocks	674,961	Enterprise Value	Valuation Multiple	2.9x-11.5x	9.2x
Corporate Bonds	504	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	3,810,843	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	1,470,000	Model Price	Market Comparable Yields	10.7%	—
Senior Floating Rate Interests	857,469	Enterprise Value	Valuation Multiple	9.4x	9.4x
Total Assets	$7,581,862
Liabilities:
Unfunded Loan Commitments	$6,653	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, market comparable yields or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2020, the Fund had securities with a total value of $1,761,944 transfer from Level 2 to Level 3 due to lack of observable inputs and had securities with a total market value of $1,194,532 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2020:

	Assets					Liabilities
	Common Stocks	Senior Floating Rate Interests	Corporate Bonds		Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,790,320	$7,980,655	$-	*	$10,770,975	$(61,765)
Purchases/(Receipts)	747,872	233,894	-		981,766	(49,278)
(Sales, maturities and paydowns)/Fundings	(442,960)	(3,723,171)	-		(4,166,131)	5,769
Amortization of premiums/discounts	-	19,310	-		19,310	-
Total realized gains (losses) included in earnings	282,387	(1,021,628)	-		(739,241)	390,625
Total change in unrealized appreciation (depreciation) included in earnings	(1,032,416)	1,180,187	-		147,771	(292,004)
Transfers into Level 3	-	1,761,440	504		1,761,944	-
Transfers out of Level 3	(902,157)	(292,375)	-		(1,194,532)	-
Ending Balance	$1,443,046	$6,138,312	$504		$7,581,862	$(6,653)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2020	$11,583	$24,363	$-		$35,946	$3,736

*	Security has a market value of $0.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20
Common Stocks
BP Holdco LLC*	$8,360	$–	$–	$–	$–	$8,360	23,711
Targus Group International Equity, Inc.*	26,349	–	–	–	(49)	26,300	12,825
	$34,709	$–	$–	$–	$(49)	$34,660

*	Non-income producing security.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 1.1%
Diversified - 1.1%
Pershing Square Tontine Holdings, Ltd. — Class A*	622,890	$17,266,511
Industrial - 0.0%
Constar International Holdings LLC*,†††	68	–
Total Common Stocks
(Cost $12,064,756)		17,266,511

PREFERRED STOCKS†† - 1.1%
Financial - 1.1%
Public Storage
4.63%	118,400	3,213,376
4.13%	30,400	824,752
Wells Fargo & Co., 4.70%,	148,000	3,904,240
Bank of America Corp., 4.38%*	106,000	2,814,300
American Financial Group, Inc., 4.50% due 09/15/60	86,800	2,419,116
First Republic Bank, 4.13%	53,200	1,406,608
CNO Financial Group, Inc., 5.13% due 11/25/60*	48,000	1,260,960
Assurant, Inc., 5.25% due 01/15/61*	38,000	1,039,680
W R Berkley Corp., 4.25% due 09/30/60	25,600	672,768
Total Financial		17,555,800
Industrial - 0.0%
Constar International Holdings LLC*,†††	7	–
Total Preferred Stocks
(Cost $16,360,000)		17,555,800

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
$23.00, 07/24/25*	69,210	664,416
Total Warrants
(Cost $393,043)		664,416

EXCHANGE-TRADED FUNDS† - 4.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	437,910	60,488,508
iShares iBoxx High Yield Corporate Bond ETF	141,850	12,383,505
Total Exchange-Traded Funds
(Cost $65,811,372)		72,872,013

CLOSED-END FUNDS† - 0.2%
BlackRock MuniHoldings California Quality Fund, Inc.	115,186	1,727,790
BlackRock MuniYield California Quality Fund, Inc.	98,958	1,480,906
Total Closed-End Funds
(Cost $3,166,966)		3,208,696

MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	7,672,314	7,672,314
Total Money Market Fund
(Cost $7,672,314)		7,672,314

	Face Amount~
CORPORATE BONDS†† - 46.5%
Financial - 17.7%
Charles Schwab Corp.
4.00%[1,3]	8,000,000	8,420,000
5.38%[1,3]	3,050,000	3,396,938
American International Group, Inc.
3.40% due 06/30/30	5,120,000	5,866,761
4.38% due 06/30/50	4,280,000	5,604,096
Wells Fargo & Co.
3.07% due 04/30/41[3]	8,550,000	9,300,682
2.57% due 02/11/31[3]	1,180,000	1,252,056
JPMorgan Chase & Co.
3.11% due 04/22/41[3]	3,530,000	3,945,715
2.52% due 04/22/31[3]	2,210,000	2,375,445
2.96% due 05/13/31[3]	1,870,000	2,050,625
4.49% due 03/24/31[3]	1,600,000	1,968,205
Bank of America Corp.
2.59% due 04/29/31[3]	6,900,000	7,395,133
2.68% due 06/19/41[3]	2,650,000	2,761,026
Citizens Financial Group, Inc.
3.25% due 04/30/30	8,070,000	9,094,079
2.50% due 02/06/30	607,000	645,066
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	7,410,000	8,704,691
Five Corners Funding Trust II
2.85% due 05/15/30[4]	6,540,000	7,234,620
Pershing Square Holdings Ltd.
3.25% due 11/15/30[4]	4,500,000	4,535,908
5.50% due 07/15/22[4]	2,000,000	2,112,100
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	6,030,000	6,601,428
Wilton RE Ltd.
6.00% †††,1,3,4	6,350,000	6,578,790
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	6,170,000	6,544,465
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	3,600,000	3,928,392
5.30% due 01/15/29	1,900,000	2,198,205
Reinsurance Group of America, Inc.
3.15% due 06/15/30	5,350,000	5,849,781
Markel Corp.
6.00%[1,3]	5,210,000	5,763,563
Fidelity National Financial, Inc.
3.40% due 06/15/30	3,630,000	3,986,365
2.45% due 03/15/31	1,210,000	1,230,716
Lincoln National Corp.
3.40% due 01/15/31	3,170,000	3,632,589
4.38% due 06/15/50	1,200,000	1,546,549
Intercontinental Exchange, Inc.
3.00% due 06/15/50	2,430,000	2,575,513
2.65% due 09/15/40	2,400,000	2,463,180
Citigroup, Inc.
2.57% due 06/03/31[3]	4,690,000	4,998,884
Prudential plc
3.13% due 04/14/30	4,365,000	4,948,754

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 46.5% (continued)
Financial - 17.7% (continued)
Equitable Holdings, Inc.
4.95%[1,3]	4,650,000	$4,946,437
BlackRock, Inc.
1.90% due 01/28/31	4,400,000	4,605,614
Iron Mountain, Inc.
5.25% due 07/15/30[4]	2,350,000	2,538,000
5.63% due 07/15/32[4]	1,000,000	1,102,500
4.50% due 02/15/31[4]	850,000	890,375
Standard Chartered plc
4.64% due 04/01/31[3,4]	3,550,000	4,294,434
Aflac, Inc.
3.60% due 04/01/30	3,350,000	3,943,027
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	3,620,000	3,907,238
Host Hotels & Resorts, LP
3.50% due 09/15/30	3,685,000	3,882,306
Ares Finance Company II LLC
3.25% due 06/15/30[4]	3,660,000	3,874,559
KKR Group Finance Company VI LLC
3.75% due 07/01/29[4]	3,230,000	3,758,439
MetLife, Inc.
3.85%[1,3]	3,520,000	3,713,600
NFP Corp.
6.88% due 08/15/28[4]	1,875,000	2,001,900
7.00% due 05/15/25[4]	1,550,000	1,666,250
First American Financial Corp.
4.00% due 05/15/30	3,180,000	3,645,142
Deloitte LLP
3.56% due 05/07/30†††	3,400,000	3,580,994
Bank of New York Mellon Corp.
3.70%[1,3]	2,250,000	2,327,962
4.70%[1,3]	1,060,000	1,168,968
Arch Capital Group Ltd.
3.64% due 06/30/50	2,900,000	3,374,939
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[4]	3,150,000	3,268,125
Loews Corp.
3.20% due 05/15/30	2,870,000	3,260,372
Alleghany Corp.
3.63% due 05/15/30	2,850,000	3,206,148
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	2,660,000	2,952,076
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	2,560,000	2,903,936
Visa, Inc.
2.00% due 08/15/50	3,000,000	2,865,161
Belrose Funding Trust
2.33% due 08/15/30[4]	2,780,000	2,861,068
Jefferies Group LLC
2.75% due 10/15/32	2,720,000	2,854,617
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[4]	2,500,000	2,724,308
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[4]	2,450,000	2,676,409
Liberty Mutual Group, Inc.
3.95% due 05/15/60[4]	2,150,000	2,566,241
Goldman Sachs Group, Inc.
3.50% due 04/01/25	2,250,000	2,499,727
Brookfield Finance, Inc.
3.50% due 03/30/51	2,210,000	2,360,190
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	2,075,000	2,287,688
PricewaterhouseCoopers LLP
3.43% due 09/13/30†††	2,000,000	2,091,488
Aon Corp.
2.80% due 05/15/30	1,840,000	2,007,389
HS Wildcat LLC
3.83% due 12/31/50†††	2,000,000	2,000,000
Manulife Financial Corp.
2.48% due 05/19/27	1,800,000	1,953,391
Fifth Third Bancorp
2.55% due 05/05/27	1,750,000	1,904,552
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[3,4]	1,800,000	1,836,307
Dyal Capital Partners III
4.40% due 06/15/40†††	1,750,000	1,827,785
Credit Suisse Group AG
4.19% due 04/01/31[3,4]	1,500,000	1,765,460
Kemper Corp.
2.40% due 09/30/30	1,510,000	1,537,269
National Australia Bank Ltd.
2.33% due 08/21/30[4]	1,500,000	1,524,941
Allianz SE
3.50%[1,3,4]	1,400,000	1,426,250
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	1,050,000	1,336,205
Crown Castle International Corp.
3.30% due 07/01/30	1,149,000	1,286,052
CNA Financial Corp.
2.05% due 08/15/30	1,250,000	1,274,433
Prudential Financial, Inc.
3.70% due 10/01/50[3]	1,160,000	1,227,025
Camden Property Trust
2.80% due 05/15/30	1,100,000	1,221,615
Westpac Banking Corp.
2.96% due 11/16/40	1,100,000	1,171,361
United Shore Financial Services LLC
5.50% due 11/15/25[4]	1,100,000	1,160,500
Central Storage Safety Project Trust
4.82% due 02/01/38[5]	1,000,000	1,107,651
QBE Insurance Group Ltd.
5.88%[1,3,4]	1,000,000	1,092,500
Weyerhaeuser Co.
4.00% due 04/15/30	911,000	1,078,828
W R Berkley Corp.
4.00% due 05/12/50	850,000	1,036,889

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 46.5% (continued)
Financial - 17.7% (continued)
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	940,000	$984,793
CIT Group, Inc.
3.93% due 06/19/24[3]	925,000	978,188
Apollo Management Holdings, LP
2.65% due 06/05/30[4]	930,000	950,587
Nasdaq, Inc.
3.25% due 04/28/50	850,000	933,992
Brown & Brown, Inc.
2.38% due 03/15/31	800,000	837,291
Protective Life Corp.
3.40% due 01/15/30[4]	740,000	797,923
Ameriprise Financial, Inc.
3.00% due 04/02/25	690,000	751,181
New York Life Insurance Co.
3.75% due 05/15/50[4]	600,000	717,740
Aviation Capital Group LLC
2.88% due 01/20/22[4]	700,000	708,799
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[4]	550,000	562,375
American Equity Investment Life Holding Co.
5.00% due 06/15/27	486,000	548,918
Hanover Insurance Group, Inc.
2.50% due 09/01/30	480,000	500,989
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[4]	400,000	466,800
SBA Communications Corp.
3.88% due 02/15/27[4]	350,000	367,605
Assurant, Inc.
1.50% (3 Month USD LIBOR + 1.25%) due 03/26/21[6]	289,000	289,004
KKR Group Finance Company III LLC
5.13% due 06/01/44[4]	100,000	131,265
LPL Holdings, Inc.
5.75% due 09/15/25[4]	100,000	103,442
Total Financial		291,517,853
Consumer, Non-cyclical - 7.3%
Sysco Corp.
5.95% due 04/01/30	6,860,000	9,014,350
CoStar Group, Inc.
2.80% due 07/15/30[4]	5,810,000	6,036,800
DaVita, Inc.
4.63% due 06/01/30[4]	2,963,000	3,144,484
3.75% due 02/15/31[4]	2,777,000	2,819,655
Altria Group, Inc.
3.40% due 05/06/30	3,110,000	3,489,408
2.35% due 05/06/25	1,180,000	1,253,732
4.45% due 05/06/50	390,000	461,069
Quanta Services, Inc.
2.90% due 10/01/30	4,740,000	5,082,022
BAT Capital Corp.
3.98% due 09/25/50	2,800,000	2,921,910
4.70% due 04/02/27	1,410,000	1,657,983
Kraft Heinz Foods Co.
4.38% due 06/01/46	1,260,000	1,363,251
5.50% due 06/01/50[4]	875,000	1,102,283
4.25% due 03/01/31[4]	700,000	780,540
4.88% due 10/01/49[4]	625,000	729,140
5.00% due 06/04/42	500,000	586,637
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30	3,850,000	4,359,672
Royalty Pharma plc
3.55% due 09/02/50[4]	2,690,000	2,866,061
2.20% due 09/02/30[4]	1,410,000	1,447,957
Constellation Brands, Inc.
2.88% due 05/01/30	2,680,000	2,936,689
3.75% due 05/01/50	950,000	1,118,575
Alcon Finance Corp.
2.60% due 05/27/30[4]	3,290,000	3,505,177
RELX Capital, Inc.
3.00% due 05/22/30	2,930,000	3,253,543
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[4]	2,600,000	2,825,030
Keurig Dr Pepper, Inc.
3.20% due 05/01/30	2,361,000	2,673,182
Centene Corp.
3.00% due 10/15/30	2,500,000	2,649,750
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 06/01/30	2,225,000	2,577,358
McCormick & Company, Inc.
2.50% due 04/15/30	2,350,000	2,516,499
Boston Scientific Corp.
2.65% due 06/01/30	2,070,000	2,217,182
Yale-New Haven Health Services Corp.
2.50% due 07/01/50	2,250,000	2,200,882
Emory University
2.97% due 09/01/50	2,000,000	2,134,656
Becton Dickinson and Co.
2.82% due 05/20/30	1,890,000	2,077,289
California Institute of Technology
3.65% due 09/01/19	1,600,000	1,816,847
Global Payments, Inc.
2.90% due 05/15/30	1,620,000	1,763,974
Universal Health Services, Inc.
2.65% due 10/15/30[4]	1,320,000	1,370,310
5.00% due 06/01/26[4]	300,000	309,750
US Foods, Inc.
6.25% due 04/15/25[4]	1,550,000	1,656,562
Quest Diagnostics, Inc.
2.80% due 06/30/31	1,510,000	1,655,690
Ascension Health
2.53% due 11/15/29	1,500,000	1,643,406
Duke University
2.83% due 10/01/55	1,500,000	1,622,930

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 46.5% (continued)
Consumer, Non-cyclical - 7.3% (continued)
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[4]		1,480,000	$1,600,902
Johnson & Johnson
2.45% due 09/01/60		1,500,000	1,560,292
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]		1,500,000	1,549,530
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]		1,300,000	1,363,745
AMN Healthcare, Inc.
4.63% due 10/01/27[4]		750,000	785,677
4.00% due 04/15/29[4]		500,000	511,250
Hologic, Inc.
3.25% due 02/15/29[4]		1,250,000	1,271,875
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	1,000,000	1,250,464
Thermo Fisher Scientific, Inc.
4.50% due 03/25/30		1,000,000	1,249,772
Avantor Funding, Inc.
4.63% due 07/15/28[4]		1,050,000	1,110,375
OhioHealth Corp.
3.04% due 11/15/50		1,000,000	1,094,650
Wisconsin Alumni Research Foundation
3.56% due 10/01/49		1,000,000	1,085,750
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50		1,000,000	1,064,084
Johns Hopkins University
2.81% due 01/01/60		1,000,000	1,054,543
Smithfield Foods, Inc.
3.00% due 10/15/30[4]		970,000	1,026,334
Children's Hospital Corp.
2.59% due 02/01/50		1,000,000	999,785
Children's Health System of Texas
2.51% due 08/15/50		1,000,000	974,298
Sabre GLBL, Inc.
7.38% due 09/01/25[4]		875,000	949,375
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]		925,000	918,063
Gartner, Inc.
3.75% due 10/01/30[4]		650,000	684,944
4.50% due 07/01/28[4]		150,000	158,250
Service Corporation International
3.38% due 08/15/30		750,000	780,158
Moody's Corp.
3.25% due 05/20/50		700,000	776,948
Central Garden & Pet Co.
4.13% due 10/15/30		625,000	651,563
Post Holdings, Inc.
4.63% due 04/15/30[4]		600,000	631,176
Tenet Healthcare Corp.
4.63% due 06/15/28[4]		475,000	497,562
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[4]		400,000	421,844
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[4]		150,000	160,125
Total Consumer, Non-cyclical			119,825,569
Industrial - 6.0%
Boeing Co.
5.15% due 05/01/30		8,000,000	9,682,012
5.71% due 05/01/40		4,380,000	5,684,017
5.81% due 05/01/50		3,440,000	4,740,819
5.04% due 05/01/27		2,150,000	2,513,504
3.63% due 02/01/31		1,450,000	1,586,852
FedEx Corp.
4.25% due 05/15/30		5,415,000	6,579,297
WRKCo, Inc.
3.00% due 06/15/33		5,370,000	5,899,840
Sonoco Products Co.
3.13% due 05/01/30		4,808,000	5,343,353
Textron, Inc.
2.45% due 03/15/31		3,600,000	3,706,358
3.00% due 06/01/30		1,355,000	1,460,621
Snap-on, Inc.
3.10% due 05/01/50		3,860,000	4,359,595
Berry Global, Inc.
1.57% due 01/15/26[4]		4,100,000	4,137,105
National Basketball Association
2.51% due 12/16/24		4,000,000	4,014,604
Acuity Brands Lighting, Inc.
2.15% due 12/15/30		3,000,000	3,043,591
BAE Systems plc
3.40% due 04/15/30[4]		2,659,000	3,012,314
Owens Corning
3.88% due 06/01/30		2,380,000	2,745,243
GATX Corp.
4.00% due 06/30/30		2,110,000	2,493,597
Carrier Global Corp.
2.70% due 02/15/31		2,210,000	2,374,472
Standard Industries, Inc.
3.38% due 01/15/31[4]		1,175,000	1,180,875
4.38% due 07/15/30[4]		750,000	802,298
5.00% due 02/15/27[4]		350,000	365,750
Ball Corp.
2.88% due 08/15/30		2,154,000	2,148,615
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[4]		2,050,000	2,142,250
CNH Industrial Capital LLC
1.88% due 01/15/26		1,880,000	1,968,823
Trinity Industries, Inc.
4.55% due 10/01/24		1,775,000	1,852,798
Vulcan Materials Co.
3.50% due 06/01/30		1,510,000	1,734,404
Flowserve Corp.
3.50% due 10/01/30		1,550,000	1,654,530
Ryder System, Inc.
3.35% due 09/01/25		1,470,000	1,634,011

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 46.5% (continued)
Industrial - 6.0% (continued)
IDEX Corp.
3.00% due 05/01/30	1,450,000	$1,596,336
FLIR Systems, Inc.
2.50% due 08/01/30	1,340,000	1,406,483
Bemis Company, Inc.
2.63% due 06/19/30	1,230,000	1,332,020
Xylem, Inc.
2.25% due 01/30/31	1,100,000	1,158,501
Graphic Packaging International LLC
3.50% due 03/01/29[4]	1,125,000	1,150,312
Vertical US Newco, Inc.
5.25% due 07/15/27[4]	850,000	901,000
Howmet Aerospace, Inc.
6.88% due 05/01/25	675,000	789,750
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	450,000	461,511
TransDigm, Inc.
8.00% due 12/15/25[4]	300,000	331,590
Oshkosh Corp.
3.10% due 03/01/30	240,000	261,755
EnerSys
5.00% due 04/30/23[4]	50,000	52,313
Total Industrial		98,303,119
Consumer, Cyclical - 5.0%
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	8,800,000	10,160,060
Marriott International, Inc.
3.50% due 10/15/32	3,300,000	3,608,828
4.63% due 06/15/30	2,830,000	3,320,946
5.75% due 05/01/25	1,900,000	2,222,433
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	4,510,000	4,773,750
3.20% due 04/15/30	2,254,000	2,448,533
Hyatt Hotels Corp.
5.38% due 04/23/25	3,950,000	4,463,962
5.75% due 04/23/30	1,510,000	1,856,226
Starbucks Corp.
2.55% due 11/15/30	4,600,000	4,974,876
Smithsonian Institution
2.70% due 09/01/44	4,000,000	4,119,664
VF Corp.
2.95% due 04/23/30	3,306,000	3,657,934
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]	2,850,000	2,888,276
5.75% due 04/15/25[4]	450,000	481,500
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	3,150,000	3,366,906
Choice Hotels International, Inc.
3.70% due 01/15/31	2,860,000	3,167,507
Ferguson Finance plc
3.25% due 06/02/30[4]	2,840,000	3,166,909
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	2,550,000	2,741,250
Steelcase, Inc.
5.13% due 01/18/29	2,224,000	2,582,143
BorgWarner, Inc.
2.65% due 07/01/27	2,310,000	2,483,913
WMG Acquisition Corp.
3.00% due 02/15/31[4]	1,925,000	1,886,500
3.88% due 07/15/30[4]	500,000	531,385
Lowe's Companies, Inc.
4.50% due 04/15/30	1,850,000	2,302,820
Whirlpool Corp.
4.60% due 05/15/50	1,430,000	1,850,327
Northern Group Housing LLC
6.80% due 08/15/53[4]	1,100,000	1,659,394
Aramark Services, Inc.
6.38% due 05/01/25[4]	1,400,000	1,496,250
5.00% due 02/01/28[4]	85,000	89,569
Hilton Domestic Operating Company, Inc.
5.38% due 05/01/25[4]	1,450,000	1,540,625
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]	1,060,000	1,144,800
Dollar General Corp.
3.50% due 04/03/30	700,000	803,581
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	809,500	789,338
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[4]	650,000	677,625
Williams Scotsman International, Inc.
4.63% due 08/15/28[4]	450,000	465,750
Hanesbrands, Inc.
5.38% due 05/15/25[4]	420,000	444,369
Performance Food Group, Inc.
6.88% due 05/01/25[4]	275,000	294,250
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	200,000	211,500
Total Consumer, Cyclical		82,673,699
Communications - 3.8%
ViacomCBS, Inc.
4.95% due 01/15/31	4,478,000	5,620,464
4.95% due 05/19/50	2,490,000	3,225,348
4.75% due 05/15/25	2,260,000	2,623,821
2.90% due 01/15/27	450,000	493,786
Level 3 Financing, Inc.
3.63% due 01/15/29[4]	2,850,000	2,842,875
4.25% due 07/01/28[4]	2,650,000	2,722,875
3.88% due 11/15/29[4]	1,150,000	1,277,098
T-Mobile USA, Inc.
3.88% due 04/15/30[4]	4,750,000	5,501,450
Walt Disney Co.
2.65% due 01/13/31	2,490,000	2,729,818
3.80% due 05/13/60	2,000,000	2,541,040

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 46.5% (continued)
Communications - 3.8% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	4,525,000	$4,786,004
AT&T, Inc.
2.75% due 06/01/31	3,200,000	3,419,594
Booking Holdings, Inc.
4.63% due 04/13/30	2,370,000	2,944,913
4.50% due 04/13/27	390,000	463,849
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	2,350,000	2,455,750
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32[4]	1,700,000	1,815,124
4.25% due 02/01/31[4]	425,000	447,891
CSC Holdings LLC
3.38% due 02/15/31[4]	1,000,000	981,250
4.13% due 12/01/30[4]	600,000	627,360
5.50% due 05/15/26[4]	550,000	572,000
Amazon.com, Inc.
2.70% due 06/03/60	1,610,000	1,721,640
Fox Corp.
3.50% due 04/08/30	931,000	1,057,525
3.05% due 04/07/25	450,000	491,043
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	1,400,000	1,490,125
Altice France S.A.
7.38% due 05/01/26[4]	950,000	999,875
5.13% due 01/15/29[4]	450,000	465,750
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	1,300,000	1,340,625
Zayo Group Holdings, Inc.
4.00% due 03/01/27[4]	1,225,000	1,228,062
QualityTech Limited Partnership / QTS Finance Corp.
3.88% due 10/01/28[4]	1,150,000	1,173,000
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	1,100,000	1,144,000
Verizon Communications, Inc.
3.15% due 03/22/30	1,000,000	1,121,411
Match Group Holdings II LLC
4.63% due 06/01/28[4]	900,000	943,313
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[4]	500,000	538,125
Telenet Finance Lux Note
5.50% due 03/01/28	400,000	426,600
Lamar Media Corp.
4.00% due 02/15/30	375,000	389,062
Switch Ltd.
3.75% due 09/15/28[4]	300,000	304,500
Virgin Media Finance plc
5.00% due 07/15/30[4]	200,000	207,500
Total Communications		63,134,466
Energy - 2.7%
Exxon Mobil Corp.
2.61% due 10/15/30	9,450,000	10,322,069
BP Capital Markets plc
4.88% [1,3]	7,530,000	8,401,221
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	6,250,000	6,594,496
Sabine Pass Liquefaction LLC
4.50% due 05/15/30[4]	4,190,000	4,966,313
Magellan Midstream Partners, LP
3.95% due 03/01/50	2,000,000	2,253,982
3.25% due 06/01/30	1,500,000	1,695,028
Valero Energy Corp.
2.15% due 09/15/27	950,000	970,676
2.85% due 04/15/25	750,000	798,781
4.00% due 04/01/29	500,000	562,505
Chevron USA, Inc.
2.34% due 08/12/50	1,850,000	1,830,324
Equinor ASA
2.38% due 05/22/30	1,210,000	1,295,123
Florida Gas Transmission Company LLC
2.55% due 07/01/30[4]	1,000,000	1,053,996
NuStar Logistics, LP
6.38% due 10/01/30	700,000	792,960
6.00% due 06/01/26	200,000	216,302
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	910,000	953,912
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	410,000	492,681
Phillips 66
3.70% due 04/06/23	250,000	267,745
Total Energy		43,468,114
Technology - 1.7%
NetApp, Inc.
2.70% due 06/22/30	8,100,000	8,703,306
Broadcom, Inc.
4.15% due 11/15/30	4,230,000	4,897,334
Leidos, Inc.
2.30% due 02/15/31[4]	2,350,000	2,392,768
3.63% due 05/15/25[4]	600,000	670,854
4.38% due 05/15/30[4]	200,000	239,490
Qorvo, Inc.
4.38% due 10/15/29	1,380,000	1,518,303
3.38% due 04/01/31[4]	650,000	671,125
NCR Corp.
5.00% due 10/01/28[4]	2,050,000	2,162,750
MSCI, Inc.
3.88% due 02/15/31[4]	1,925,000	2,035,687
Apple, Inc.
2.55% due 08/20/60	1,550,000	1,594,147

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 46.5% (continued)
Technology - 1.7% (continued)
CDW LLC / CDW Finance Corp.
3.25% due 02/15/29	810,000	$825,957
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]	750,000	814,086
Analog Devices, Inc.
2.95% due 04/01/25	400,000	436,578
Black Knight InfoServ LLC
3.63% due 09/01/28[4]	400,000	409,500
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]	300,000	309,000
Entegris, Inc.
4.38% due 04/15/28[4]	100,000	106,625
Total Technology		27,787,510
Basic Materials - 1.3%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]	3,600,000	3,976,416
4.20% due 05/13/50[4]	1,700,000	2,077,967
Anglo American Capital plc
5.63% due 04/01/30[4]	3,400,000	4,320,142
3.95% due 09/10/50[4]	970,000	1,088,321
2.63% due 09/10/30[4]	250,000	261,422
Nucor Corp.
2.70% due 06/01/30	3,000,000	3,298,890
Carpenter Technology Corp.
6.38% due 07/15/28	1,425,000	1,572,550
WR Grace & Company-Conn
4.88% due 06/15/27[4]	1,241,000	1,316,105
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	1,100,000	1,151,040
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	810,000	832,215
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[4]	680,000	768,244
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]	425,000	465,065
6.13% due 05/15/28[4]	225,000	245,812
Steel Dynamics, Inc.
3.25% due 01/15/31	490,000	547,940
Total Basic Materials		21,922,129
Utilities - 1.0%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	6,700,000	6,642,213
Puget Energy, Inc.
6.00% due 09/01/21	2,180,000	2,256,074
AES Corp.
3.95% due 07/15/30[4]	1,760,000	1,989,522
NRG Energy, Inc.
2.45% due 12/02/27[4]	1,750,000	1,842,444
Arizona Public Service Co.
3.35% due 05/15/50	1,300,000	1,509,553
Black Hills Corp.
2.50% due 06/15/30	940,000	987,257
Alexander Funding Trust
1.84% due 11/15/23[4]	950,000	960,813
Clearway Energy Operating LLC
4.75% due 03/15/28[4]	225,000	241,312
Total Utilities		16,429,188
Total Corporate Bonds
(Cost $701,909,222)		765,061,647

ASSET-BACKED SECURITIES†† - 22.3%
Collateralized Loan Obligations - 14.0%
Octagon Investment Partners 49 Ltd.
2021-5A, 1.77% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[4,6]	8,500,000	8,500,000
2021-5A, 2.28% (3 Month USD LIBOR + 2.28%, Rate Floor: 2.28%) due 01/15/33[4,6]	7,450,000	7,450,000
Woodmont Trust
2020-7A, 2.13% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 01/15/32[4,6]	12,000,000	12,000,000
2020-7A, 2.83% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/15/32[4,6]	3,750,000	3,750,000
Cerberus Loan Funding XXX, LP
2020-3A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[4,6]	13,500,000	13,500,000
2020-3A, 2.72% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33[4,6]	2,000,000	2,000,000
Dryden 33 Senior Loan Fund
2020-33A, 2.24% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/29[4,6]	8,000,000	8,000,000
2020-33A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[4,6]	4,250,000	4,250,000
2020-33A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[4,6]	3,000,000	3,000,000
Ares LVIII CLO Ltd.
2020-58A, 1.76% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33[4,6]	7,600,000	7,600,000

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.3% (continued)
Collateralized Loan Obligations - 14.0% (continued)
2020-58A, 2.36% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 01/15/33[4,6]	3,750,000	$3,750,000
BXMT Ltd.
2020-FL2, 1.05% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/37[4,6]	4,250,000	4,228,831
2020-FL2, 1.55% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 02/16/37[4,6]	2,000,000	1,962,558
2020-FL2, 1.30% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[4,6]	1,500,000	1,479,316
2020-FL3, 1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[4,6]	1,250,000	1,251,730
2020-FL3, 2.70% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 03/15/37[4,6]	1,000,000	1,001,455
2020-FL3, 2.30% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 03/15/37[4,6]	1,000,000	1,001,441
Benefit Street Partners CLO XXII Ltd.
2020-22A, 1.76% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/20/32[4,6]	8,700,000	8,700,000
2020-22A, 2.36% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 01/20/32[4,6]	1,000,000	1,000,000
Dryden 36 Senior Loan Fund
2020-36A, 2.20% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29[4,6]	8,000,000	8,000,000
KREF Funding V LLC
1.90% due 06/25/26†††	8,000,000	7,699,450
0.15% due 06/25/26†††	21,818,182	18,764
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.19% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[4,6]	5,000,000	5,009,207
2020-9A, 2.84% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/18/31[4,6]	1,000,000	1,002,510
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[4,6]	3,000,000	2,975,714
2020-7A, 1.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29[4,6]	2,000,000	1,956,172
2020-7A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[4,6]	1,000,000	997,560
Palmer Square Loan Funding Ltd.
2018-4A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[4,6]	2,947,949	2,945,161
2019-3A, 1.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[4,6]	1,060,515	1,059,257
2018-4A, 1.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[4,6]	1,000,000	991,869
Parliament Funding II Ltd.
2020-1A, 2.76% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[4,6]	4,000,000	3,999,934
2020-1A, 3.51% (3 Month USD LIBOR + 3.20%, Rate Floor: 3.20%) due 08/12/30[4,6]	1,000,000	994,674
Venture XIV CLO Ltd.
2020-14A, 1.25% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[4,6]	4,250,000	4,221,979
Golub Capital Partners CLO Ltd.
2018-36A, 1.53% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[4,6]	4,100,000	4,052,865
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[4,6]	3,000,000	2,994,068
2020-1A, 1.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/20/29[4,6]	1,000,000	985,655

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.3% (continued)
Collateralized Loan Obligations - 14.0% (continued)
STWD Ltd.
2019-FL1, 1.56% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/15/38[4,6]	2,883,000	$2,873,171
2019-FL1, 1.76% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 07/15/38[4,6]	1,000,000	988,392
Wellfleet CLO Ltd.
2020-2A, 1.28% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[4,6]	3,250,000	3,230,795
Whitebox CLO II Ltd.
2020-2A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/24/31[4,6]	2,000,000	2,000,341
2020-2A, 2.49% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/24/31[4,6]	1,000,000	1,001,953
Denali Capital CLO XI Ltd.
2018-1A, 1.35% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[4,6]	3,000,000	2,986,018
GPMT Ltd.
2019-FL2, 1.45% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[4,6]	2,000,000	1,988,138
2019-FL2, 2.05% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[4,6]	1,000,000	988,539
NXT Capital CLO LLC
2017-1A, 1.92% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[4,6]	1,800,000	1,791,641
2018-1A, 1.81% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 04/21/27[4,6]	1,000,000	999,931
Lake Shore MM CLO III LLC
2020-1A, 2.53% (3 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 10/15/29[4,6]	2,750,000	2,751,431
KREF Ltd.
2018-FL1, 1.25% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[4,6]	2,500,000	2,487,626
Crown Point CLO III Ltd.
2017-3A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[4,6]	2,000,000	1,982,312
2017-3A, 1.15% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[4,6]	421,639	420,632
Wind River CLO Ltd.
2017-2A, 1.11% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[4,6]	2,293,405	2,284,313
Marathon CLO V Ltd.
2017-5A, 1.08% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[4,6]	1,300,656	1,292,399
2017-5A, 1.66% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[4,6]	1,000,000	986,423
Venture XII CLO Ltd.
2018-12A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[4,6]	1,059,586	1,052,776
2018-12A, 1.42% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 02/28/26[4,6]	1,000,000	976,257
Ares LVII CLO Ltd.
2020-57A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/25/31[4,6]	2,000,000	2,005,871
TCW CLO Ltd.
2020-1A, 1.86% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 10/20/31[4,6]	2,000,000	1,999,995
Apres Static CLO Ltd.
2020-1A, 3.44% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28[4,6]	2,000,000	1,996,577
Golub Capital Partners CLO 16 Ltd.
2017-16A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/25/29[4,6]	2,000,000	1,991,978

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.3% (continued)
Collateralized Loan Obligations - 14.0% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[4,6]	2,000,000	$1,976,799
BDS Ltd.
2020-FL5, 1.51% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 02/16/37[4,6]	1,000,000	983,691
2020-FL5, 1.96% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/16/37[4,6]	1,000,000	977,150
Shackleton CLO Ltd.
2018-6RA, 1.24% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[4,6]	1,956,807	1,951,250
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[4,6]	1,927,289	1,916,096
Canyon Capital CLO 2014-1 Ltd.
2018-1A, 1.71% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/30/31[4,6]	1,900,000	1,885,769
LoanCore Issuer Ltd.
2019-CRE2, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[4,6]	1,000,000	996,133
2018-CRE1, 1.29% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[4,6]	793,619	792,834
Hunt CRE Ltd.
2018-FL2, 1.24% (1 Month USD LIBOR + 1.08%, Rate Floor: 1.08%) due 08/15/28[4,6]	1,750,000	1,732,453
KVK CLO Ltd.
2018-1A, 1.15% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.00%) due 05/20/29[4,6]	860,600	858,467
2017-1A, 1.13% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[4,6]	829,786	826,166
Newfleet CLO Ltd.
2018-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[4,6]	1,663,535	1,655,002
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.00% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[4,6]	1,531,850	1,521,243
Canyon CLO Ltd.
2020-1A, 2.98% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/15/28[4,6]	1,500,000	1,502,430
Allegro CLO IX Ltd.
2018-3A, 1.40% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[4,6]	1,500,000	1,489,066
OCP CLO Ltd.
2020-4A, 1.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29[4,6]	1,500,000	1,467,240
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[4,6]	1,428,981	1,427,589
610 Funding CLO 3 Ltd.
2018-3A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[4,6]	1,272,173	1,270,734
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[4,6]	1,250,000	1,250,375
Voya CLO Ltd.
2020-1A, 1.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31[4,6]	1,250,000	1,245,077
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[4,6]	1,114,009	1,108,821
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	1,000,000	1,009,541

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.3% (continued)
Collateralized Loan Obligations - 14.0% (continued)
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[4]	1,000,000	$1,007,564
Apres Static CLO 2 Ltd.
2020-1A, 3.99% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/15/28[4,6]	1,000,000	1,001,809
TCP Waterman CLO Ltd.
2016-1A, 2.27% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[4,6]	1,000,000	1,000,364
Monroe Capital BSL CLO Ltd.
2017-1A, 1.96% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[4,6]	1,000,000	998,894
Diamond CLO Ltd.
2018-1A, 1.72% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[4,6]	1,000,000	996,153
THL Credit Lake Shore MM CLO I Ltd.
2019-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/30[4,6]	1,000,000	994,448
Owl Rock CLO I Ltd.
2019-1A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31[4,6]	1,000,000	994,219
Northwoods Capital XII-B Ltd.
2018-12BA, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31[4,6]	1,000,000	984,666
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[4,6]	989,329	977,179
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[4,7]	1,000,000	857,449
Mountain View CLO Ltd.
2018-1A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[4,6]	802,710	799,856
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[4,6]	750,000	747,463
Cerberus Loan Funding XXVI, LP
2019-1A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/15/31[4,6]	750,000	744,180
BSPRT Issuer Ltd.
2018-FL3, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[4,6]	705,203	700,705
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.77% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[4,6]	636,000	633,553
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,7]	500,000	400,709
Avery Point V CLO Ltd.
2017-5A, 1.20% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[4,6]	290,908	290,907
THL Credit Wind River CLO Ltd.
2019-1A, 1.12% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[4,6]	188,741	188,701
Monroe Capital CLO Ltd.
2017-1A, 1.57% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[4,6]	156,741	156,709
Babson CLO Ltd.
2014-IA, due 07/20/25[4,7]	650,000	48,165
Copper River CLO Ltd.
2007-1A, due 01/20/21[5,7]	700,000	20,580
Total Collateralized Loan Obligations		229,795,878
Financial - 2.7%
Station Place Securitization Trust
2020-9, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 02/15/21†††,5,6	13,000,000	13,000,000
2020-12, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 06/09/21†††,4,6	2,250,000	2,250,000
2020-16, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21[4,6]	11,500,000	11,500,000
2020-WL1, 2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 06/25/51†††,5,6	1,000,000	1,000,000

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 22.3% (continued)
Financial - 2.7% (continued)
2020-14, 1.29% (1 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 03/10/21†††,4,6	1,000,000		$1,000,000
Aesf Vi Verdi LP
2.15% due 11/25/24†††	EUR	5,000,000	6,082,474
Strategic Partners Fund VIII LP
3.15% due 03/10/25†††	3,500,000		3,561,779
Madison Avenue Secured Funding Trust Series
2020-1, 1.77% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,4,6	3,000,000		3,000,000
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]	1,500,000		1,535,249
Nassau LLC
2019-1, 3.98% due 08/15/34[4]	1,076,667		1,095,883
Total Financial			44,025,385
Whole Business - 1.7%
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[4]	6,790,000		7,274,127
2017-1A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[4,6]	970,000		970,951
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	6,733,125		6,879,974
ServiceMaster Funding LLC
2020-1, 2.84% due 01/30/51[4]	4,000,000		4,073,400
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	3,618,750		3,902,822
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[4]	1,412,760		1,496,862
2015-1A, 4.50% due 06/15/45[4]	426,375		432,613
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[4]	1,800,000		1,836,486
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/07/49[4]	997,500		970,657
Total Whole Business			27,837,892
Transport-Aircraft - 0.9%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	2,852,481		2,694,794
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	1,315,537		1,250,423
2017-1, 3.97% due 07/15/42	1,310,714		1,227,428
AASET Trust
2020-1A, 3.35% due 01/16/40[4]	1,901,727		1,790,113
2017-1A, 3.97% due 05/16/42[4]	419,010		388,592
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	2,119,364		2,051,777
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	1,987,250		1,893,795
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	1,820,826		1,761,960
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	935,759		912,512
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	762,781		591,650
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	480,026		459,851
Raspro Trust
2005-1A, 1.14% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[4,6]	405,814		395,274
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[5]	422,684		342,404
Total Transport-Aircraft			15,760,573
Net Lease - 0.8%
Capital Automotive REIT
2020-1A, 3.81% due 02/15/50[4]	2,249,062		2,352,366
2020-1A, 3.48% due 02/15/50[4]	1,249,479		1,308,619
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[4]	2,758,225		2,762,400

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 22.3% (continued)
Net Lease - 0.8% (continued)
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	$	,673,073	$2,746,302
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.26% due 11/20/50[4]		2,500,000	2,517,526
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[4]		1,450,625	1,521,864
CF Hippolyta LLC
2020-1, 2.28% due 07/15/60[4]		715,784	726,857
2020-1, 2.60% due 07/15/60[4]		238,595	240,911
Total Net Lease			14,176,845
Transport-Container - 0.8%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]		4,487,642	4,616,104
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[4]		1,945,000	1,961,667
2020-1A, 2.08% due 09/18/45[4]		1,930,000	1,950,331
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[4]		1,957,500	1,982,388
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[4]		1,254,167	1,254,182
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[4]		976,723	990,367
Total Transport-Container			12,755,039
Infrastructure - 0.7%
SBA Tower Trust
2.33% due 01/15/28[4]		9,250,000	9,323,237
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[4]		1,050,692	1,075,145
Diamond Issuer LLC
2020-1A, 2.74% due 07/20/50[4]		1,000,000	1,000,215
Total Infrastructure			11,398,597
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]		3,750,000	3,765,694
2016-3A, 3.85% due 10/28/33[4]		1,000,000	1,010,657
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[4]		3,750,000	3,754,058
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[5,6]		77,680	77,432
Total Collateralized Debt Obligations			8,607,841
Insurance - 0.1%
JGWPT XXV LLC
2012-1A, 4.21% due 02/16/65[4]		1,401,226	1,642,029
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]		357,750	367,862
Total Insurance			2,009,891
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††		1,000,000	1,075,422
Total Asset-Backed Securities
(Cost $366,743,670)			367,443,363

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.1%
Government Agency - 7.2%
Fannie Mae
2.24% due 01/01/51†††		6,000,000	6,074,087
2.00% due 09/01/50		5,126,629	5,039,203
2.43% due 01/01/30		4,500,000	4,869,673
3.60% due 03/01/31		4,000,000	4,729,715
2.36% due 08/01/50		4,500,000	4,592,813
2.55% due 12/01/29		3,000,000	3,270,490
2.20% due 11/01/27		2,596,635	2,783,647
4.17% due 02/01/49		2,000,000	2,428,799
3.59% due 02/01/29		2,025,000	2,292,682
3.09% due 10/01/29		2,000,000	2,267,495
2.81% due 09/01/39		2,000,000	2,256,600
2.24% due 01/01/50		2,000,000	2,233,233
3.11% due 04/01/30		1,951,779	2,187,854
2.46% due 01/01/30		2,000,000	2,171,673
2.30% due 11/01/29		2,000,000	2,163,659
2.39% due 02/01/27		2,000,000	2,158,608
2.40% due 03/01/40		2,000,000	2,132,308
2.11% due 10/01/50		1,894,359	1,891,135
2.27% due 01/01/51		1,750,000	1,763,290
2.39% due 02/01/51		1,457,000	1,494,336
due 12/25/43[8]		1,508,267	1,382,247
4.24% due 08/01/48		1,000,000	1,178,400
4.27% due 12/01/33		970,345	1,177,239
3.83% due 05/01/49		1,000,000	1,175,397
3.74% due 02/01/30		1,000,000	1,174,039
3.61% due 04/01/39		1,000,000	1,163,324
2.99% due 01/01/40		1,000,000	1,156,684
2.79% due 01/01/32		985,705	1,102,842
3.46% due 08/01/49		979,347	1,096,336
2.69% due 10/01/34		978,551	1,066,668
2.68% due 04/01/50		987,648	1,066,166
2.34% due 05/01/27		988,432	1,063,146
1.68% due 09/01/37		989,056	1,011,141
2.96% due 11/01/29		900,000	1,010,503
1.83% due 08/01/40		989,032	1,004,488
2.10% due 07/01/50		992,378	990,249
1.76% due 08/01/40		1,000,000	977,772
2.90% due 11/01/29		850,000	951,110
4.07% due 05/01/49		783,206	922,954
4.37% due 10/01/48		729,752	875,927
4.25% due 05/01/48		646,034	751,121
2.99% due 09/01/29		650,000	731,902
3.05% due 10/01/29		500,000	557,645
3.01% due 12/01/27		500,000	543,163
3.94% due 10/01/36		339,081	411,034

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.1% (continued)
Government Agency - 7.2% (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
2019-1513, 2.80% due 08/25/34	3,950,000	$4,509,059
2017-KW03, 3.02% due 06/25/27	3,000,000	3,353,920
2020-KJ28, 2.31% due 10/25/27	1,850,000	1,987,307
2018-K073, 3.45% (WAC) due 01/25/28[6]	1,200,000	1,394,285
2019-KJ27, 2.59% due 03/25/25	1,150,000	1,235,036
2018-K078, 3.92% due 06/25/28	1,000,000	1,191,529
2018-K074, 3.60% due 02/25/28	1,000,000	1,167,604
2017-K066, 3.20% due 06/25/27	1,000,000	1,139,550
Fannie Mae-Aces
2020-M23, 1.50% (WAC) due 03/25/35[6,9]	26,168,678	3,598,541
2020-M23, 1.74% due 03/25/35	3,220,000	3,302,451
2017-M11, 2.98% due 08/25/29	2,500,000	2,839,383
Freddie Mac Seasoned Credit Risk Transfer Trust
2020-3, 2.00% due 05/25/60	4,870,083	5,016,655
2020-2, 2.00% due 11/25/59	1,867,146	1,924,443
Freddie Mac
1.98% due 05/01/50	1,399,056	1,401,406
2018-4762, 4.00% due 01/15/46	1,000,000	1,048,788
Total Government Agency		118,452,754
Residential Mortgage Backed Securities - 5.0%
CSMC Trust
2020-RPL5, 3.02% due 08/25/60[4]	7,351,750	7,372,687
2018-RPL9, 3.85% (WAC) due 09/25/57[4,6]	1,885,714	2,016,602
2020-NQM1, 1.72% due 05/25/65[4,10]	890,039	891,907
Verus Securitization Trust
2020-1, 2.42% due 01/25/60[4,10]	1,862,819	1,897,522
2019-4, 2.85% due 11/25/59[4,10]	1,540,170	1,575,029
2019-4, 2.64% due 11/25/59[4,10]	1,436,380	1,469,682
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[5,6]	3,239,311	3,344,554
2019-RM3, 2.80% (WAC) due 06/25/69[5,6]	842,591	852,593
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[4,6]	2,057,359	2,058,971
2018-R4, 4.07% (WAC) due 12/26/57[4,6]	2,027,872	2,036,819
Starwood Mortgage Residential Trust
2019-1, 2.94% (WAC) due 06/25/49[4,6]	931,683	945,020
2020-1, 2.41% (WAC) due 02/25/50[4,6]	924,890	944,734
2020-1, 2.56% (WAC) due 02/25/50[4,6]	924,890	943,125
2020-1, 2.28% (WAC) due 02/25/50[4,6]	709,426	725,043
JP Morgan Mortgage Acquisition Trust 2006-WMC4
2006-WMC4, 0.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36[6]	4,316,777	3,328,828
IXIS Real Estate Capital Trust
2007-HE1, 0.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37[6]	6,286,477	2,166,317
2006-HE1, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[6]	1,455,260	959,735
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[6]	2,000,000	1,981,657
2005-W4, 0.91% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 02/25/36[6]	1,141,409	1,037,147
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[4,6]	1,523,140	1,558,934
2019-NQM2, 2.75% (WAC) due 11/25/59[4,6]	1,316,219	1,357,463

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.1% (continued)
Residential Mortgage Backed Securities - 5.0% (continued)
GSAA Home Equity Trust
2005-6, 0.79% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 06/25/35[6]	2,870,963	$2,906,632
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[4,6]	1,171,441	1,228,099
2019-6A, 3.50% (WAC) due 09/25/59[4,6]	812,422	862,032
2018-1A, 4.00% (WAC) due 12/25/57[4,6]	568,829	615,106
NovaStar Mortgage Funding Trust Series
2007-2, 0.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[6]	1,734,321	1,661,615
2007-1, 0.28% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 11.00%/0.13%) due 03/25/37[6]	1,304,231	956,642
Securitized Asset Backed Receivables LLC Trust 2006-WM4
2006-WM4, 0.27% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 11/25/36[6]	5,755,307	2,299,228
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[4,6]	1,248,081	1,270,625
2019-2, 2.70% (WAC) due 09/25/59[4,6]	798,467	807,258
Lehman XS Trust Series
2007-4N, 0.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/47[6]	2,091,111	2,074,491
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.27% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[6]	2,917,373	1,869,293
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[4,6]	827,637	843,442
2020-1, 2.68% (WAC) due 02/25/24[4,6]	827,637	841,840
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59[4,6]	1,611,368	1,638,012
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[9]	7,984,061	1,334,575
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[4]	1,250,000	1,257,273
LSTAR Securities Investment Ltd.
2019-5, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[4,6]	1,271,108	1,256,636
SG Residential Mortgage Trust
2019-3, 2.70% (WAC) due 09/25/59[4,6]	1,203,080	1,219,613
Citigroup Mortgage Loan Trust, Inc.
2007-AMC1, 0.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 12/25/36[4,6]	1,754,897	1,212,226
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 0.76% (1 Month USD LIBOR + 0.62%, Rate Floor: 0.62%) due 12/25/35[6]	1,250,000	1,190,563
Long Beach Mortgage Loan Trust
2006-6, 0.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/36[6]	1,969,517	1,044,113
GSAMP Trust
2007-NC1, 0.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[6]	1,619,443	1,025,655
Park Place Securities Incorporated Asset-Backed Pass Through Certificates Series
2005-WHQ3, 1.09% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35[6]	1,000,000	995,899
Asset-Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 0.55% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[6]	1,000,000	961,818

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.1% (continued)
Residential Mortgage Backed Securities - 5.0% (continued)
Securitized Asset-Backed Receivables LLC Trust
2006-HE2, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 07/25/36[6]	1,667,688	$953,899
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.79% (WAC) due 09/27/60[4,6]	866,893	871,460
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[6]	1,938,168	866,194
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[4,6]	840,922	856,009
Structured Asset Investment Loan Trust
2005-11, 0.87% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 01/25/36[6]	843,824	830,782
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[4,10]	681,204	685,721
HarborView Mortgage Loan Trust
2006-14, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[6]	751,388	685,117
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[6]	598,176	571,763
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC4, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[6]	553,253	543,273
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[4,6]	538,735	539,880
RALI Series Trust
2006-QO2, 0.59% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[6]	1,673,199	521,386
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[4,6]	506,003	511,200
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.38% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[6]	519,524	479,634
CSMC Series
2015-12R, 0.65% (WAC) due 11/30/37[4,6]	425,952	424,563
LSTAR Securities Investment Trust
2019-1, 1.86% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[4,6]	417,786	419,281
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.45% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[6]	345,623	289,692
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.17% (WAC) due 11/25/33[6]	301,061	280,806
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	85,913	90,001
GreenPoint Mortgage Funding Trust
2007-AR1, 0.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47†††,6	74	74
Total Residential Mortgage Backed Securities		81,257,790
Commercial Mortgage Backed Securities - 1.8%
GS Mortgage Securities Trust
2020-GSA2, 2.34% due 12/12/53	8,000,000	8,019,923
2020-GC45, 0.67% (WAC) due 02/13/53[6,9]	18,979,442	942,747
2019-GC42, 0.81% (WAC) due 09/01/52[6,9]	14,953,809	857,442
CD 2017-CD4 Mortgage Trust
2017-CD4, 3.95% (WAC) due 05/10/50[6]	4,750,000	5,303,784

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.1% (continued)
Commercial Mortgage Backed Securities - 1.8% (continued)
GB Trust
2020-FLIX, 1.76% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/15/37[4,6]	2,000,000	$2,008,982
2020-FLIX, 2.51% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 08/15/37[4,6]	1,000,000	1,006,946
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37[4,6]	1,000,000	978,657
2020-DUNE, 1.51% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36[4,6]	1,000,000	947,782
BENCHMARK Mortgage Trust
2019-B14, 0.79% (WAC) due 12/15/62[6,9]	19,922,054	998,477
2018-B6, 0.44% (WAC) due 10/10/51[6,9]	31,252,070	744,290
COMM Mortgage Trust
2015-CR24, 0.76% (WAC) due 08/10/48[6,9]	44,988,059	1,335,408
2015-CR26, 0.93% (WAC) due 10/10/48[6,9]	9,125,626	331,691
Citigroup Commercial Mortgage Trust
2019-GC43, 0.63% (WAC) due 11/10/52[6,9]	19,965,291	919,498
2016-GC37, 1.70% (WAC) due 04/10/49[6,9]	3,438,866	244,662
2016-C2, 1.75% (WAC) due 08/10/49[6,9]	2,407,597	182,627
2016-P5, 1.50% (WAC) due 10/10/49[6,9]	1,913,946	112,172
GRACE Mortgage Trust
2014-GRCE, 3.37% due 06/10/28[4]	1,000,000	999,888
CSAIL Commercial Mortgage Trust
2019-C15, 1.05% (WAC) due 03/15/52[6,9]	12,449,328	807,516
SG Commercial Mortgage Securities Trust
2016-C5, 1.96% (WAC) due 10/10/48[6,9]	9,519,272	663,867
Bancorp Commercial Mortgage Trust
2018-CR3, 1.41% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[4,6]	583,524	581,971
UBS Commercial Mortgage Trust
2017-C2, 1.08% (WAC) due 08/15/50[6,9]	10,425,564	513,619
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.57% (WAC) due 06/15/49[6,9]	7,589,130	445,801
Morgan Stanley Capital I Trust
2016-UB11, 1.51% (WAC) due 08/15/49[6,9]	6,887,383	417,468
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.46% (WAC) due 01/15/59[6,9]	3,879,523	224,046
2016-C37, 0.96% (WAC) due 12/15/49[6,9]	3,621,116	114,806
CFCRE Commercial Mortgage Trust
2016-C3, 1.00% (WAC) due 01/10/48[6,9]	5,678,426	244,958
CD Mortgage Trust
2016-CD1, 1.39% (WAC) due 08/10/49[6,9]	2,485,304	143,869
Total Commercial Mortgage Backed Securities		30,092,897
Military Housing - 1.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[4,6]	7,120,465	8,665,118
2015-R1, 6.19% (WAC) due 11/25/52[4,6]	2,949,389	3,487,405
2015-R1, 0.29% (WAC) due 11/25/55[4,6,9]	10,421,343	729,151
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51[4]	2,318,759	2,640,441
2007-ROBS, 6.06% due 10/10/52[4]	465,109	539,411
2007-AETC, 5.75% due 02/10/52[4]	274,623	311,565
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[4]	1,462,940	1,667,058
Total Military Housing		18,040,149
Total Collateralized Mortgage Obligations
(Cost $239,888,209)		247,843,590

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 4.2%
Consumer, Non-cyclical - 0.9%
US Foods, Inc.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25†††	3,434,375	$3,365,687
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	3,291,750	3,351,001
Packaging Coordinators Midco, Inc.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27	2,250,000	2,250,000
Avantor Funding, Inc.
3.50% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.50%) due 11/08/27	1,500,000	1,500,945
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27†††	1,318,182	1,311,591
HAH Group Holding Co LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	1,020,000	1,011,075
WellSky Corp.
due 02/09/24†††	800,000	798,000
Dole Food Company, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/06/24	661,409	659,756
Weber-Stephen Products LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	600,000	600,300
Elanco Animal Health, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	389,643	385,829
Callaway Golf Company
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 01/02/26	199,459	199,709
Total Consumer, Non-cyclical		15,433,893
Financial - 0.7%
Citadel Securities LP
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/27/26	3,012,393	3,011,128
Jefferies Finance LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/30/27	1,396,500	1,393,009
USI, Inc.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/02/26	1,197,000	1,193,265
HUB International Ltd.
2.96% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	950,000	931,893
AmWINS Group, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 01/25/24	895,328	893,493
Nexus Buyer LLC
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	897,733	890,255
Cross Financial Corp.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 09/15/27	800,000	800,000
Virtu Financial, Inc.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/01/26	780,998	778,881
Alliant Holdings Intermediate LLC
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	497,449	489,156
Jane Street Group LLC
3.23% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/25	248,744	248,060
Ryan Specialty Group LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/01/27	49,875	49,688
Total Financial		10,678,828
Industrial - 0.6%
Delta Air Lines, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/01/23	2,487,500	2,522,599
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	1,950,000	2,026,791
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	1,050,000	1,027,246
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	1,000,000	998,750
TransDigm, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	885,528	866,622

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 4.2% (continued)
Industrial - 0.6% (continued)
Vertical (TK Elevator)
4.57% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	847,875	$850,749
Service Logic Acquisition, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	669,851	669,013
Diversitech Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	497,810	492,419
American Residential Services LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/15/27	400,000	399,000
Berlin Packaging LLC
3.16% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	298,090	292,837
Beacon Roofing Supply, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/02/25	248,087	246,033
CPG International LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/06/24	58,070	57,983
Total Industrial		10,450,042
Consumer, Cyclical - 0.6%
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	3,030,062	3,007,822
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	2,437,750	2,421,003
BGIS (BIFM CA Buyer, Inc.)
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	2,135,006	2,127,000
CNT Holdings I Corp.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27	1,650,000	1,647,162
Whatabrands, LLC
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/26	143,822	142,360
Packers Sanitation Services, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	99,233	98,736
Total Consumer, Cyclical		9,444,083
Technology - 0.5%
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	3,690,750	3,696,914
Solera LLC
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	1,890,078	1,873,540
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	1,600,000	1,580,000
RP Crown Parent LLC (Blue Yonder)
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/02/26	796,000	794,010
Navicure, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/22/26	299,250	298,502
Cologix Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/24	150,000	148,366
Total Technology		8,391,332
Basic Materials - 0.3%
Illuminate Buyer LLC
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/27	1,850,000	1,849,223
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	1,758,229	1,754,572
LSF11 Skyscraper HoldCo SARL
5.74% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 09/29/27	1,271,773	1,265,414

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 4.2% (continued)
Basic Materials - 0.3% (continued)
PQ Corp.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/08/27	463,641	$463,159
Total Basic Materials		5,332,368
Communications - 0.3%
UPC Financing Partnership
3.68% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/29	1,525,000	1,525,762
3.67% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/29	1,525,000	1,525,763
Xplornet Communications Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	1,346,875	1,347,212
Alchemy Copyrights LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 08/16/27†††	400,000	401,000
Liberty Cablevision of Puerto Rico LLC
5.16% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	150,000	150,406
Radiate Holdco, LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/25/26	150,000	150,071
Total Communications		5,100,214
Utilities - 0.2%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	3,092,231	3,094,179
Energy - 0.1%
Venture Global Calcasieu Pass LLC
2.53% (1 Month USD LIBOR + 2.38% and 3 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26	938,757	882,432
Total Senior Floating Rate Interests
(Cost $67,666,019)		68,807,371

FEDERAL AGENCY BONDS†† - 3.4%
Residual Funding Corporation Principal Strips
due 04/15/30[8,11]	7,530,000	6,690,469
due 01/15/30[8,11]	6,645,000	5,910,336
Fannie Mae Principal Strips
due 07/15/37[8,11]	13,000,000	9,513,955
due 08/06/38[11]	250,000	177,047
Federal Farm Credit Banks Funding Corp.
3.51% due 06/11/40	3,300,000	4,174,474
2.43% due 01/29/37	3,000,000	3,345,833
2.70% due 01/30/45	1,053,000	1,195,187
2.88% due 10/01/40	350,000	406,314
Freddie Mac Principal Strips
due 07/15/32[11]	10,550,000	8,936,023
Tennessee Valley Authority Principal Strips
due 01/15/48[8,11]	9,700,000	4,901,939
due 01/15/38[11]	4,000,000	2,851,505
due 12/15/42[8,11]	1,600,000	963,235
Tennessee Valley Authority
4.25% due 09/15/65	1,300,000	1,961,404
5.38% due 04/01/56	600,000	1,032,108
Freddie Mac
due 01/02/34[11]	1,850,000	1,500,617
due 09/15/36[11]	300,000	223,570
due 01/15/28[11]	150,000	137,591
U.S. International Development Finance Corp.
due 01/17/26[11]	800,000	873,776
1.79% due 10/15/29	588,138	620,233
Tennessee Valley Authority Principal
due 06/15/35[8,11]	1,583,000	1,177,669
Total Federal Agency Bonds
(Cost $49,054,523)		56,593,285

U.S. GOVERNMENT SECURITIES†† - 3.3%
U.S. Treasury Strips
due 02/15/50[8,11,12]	50,802,000	31,014,087
U.S. Treasury Notes
1.63% due 10/31/26[12]	15,753,000	16,800,329
0.50% due 03/31/25	5,030,000	5,076,370
1.50% due 09/30/24	1,192,000	1,248,201
Total U.S. Government Securities
(Cost $55,635,273)		54,138,987

MUNICIPAL BONDS†† - 1.9%
Texas - 0.6%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
3.29% due 09/01/40	2,100,000	2,151,513
2.78% due 09/01/34	700,000	707,917
2.69% due 09/01/33	500,000	505,220
2.57% due 09/01/32	475,000	478,510
2.41% due 09/01/31	450,000	451,741
2.08% due 09/01/28	300,000	301,398
City of Dallas Texas Waterworks & Sewer System Revenue Bonds
2.77% due 10/01/40	2,300,000	2,429,237
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,500,000	1,561,485
North Texas Tollway Authority Revenue Bonds
3.03% due 01/01/40	1,000,000	1,031,210

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.9% (continued)
Texas - 0.6% (continued)
Dallas/Fort Worth International Airport Revenue Bonds
2.92% due 11/01/50	1,000,000	$1,027,620
Total Texas		10,645,851
California - 0.5%
State of California General Obligation Unlimited
7.55% due 04/01/39	700,000	1,229,060
7.35% due 11/01/39	650,000	1,079,611
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/44[11]	2,000,000	902,360
due 08/01/41[11]	1,540,000	794,517
due 08/01/46[11]	750,000	310,238
Santa Monica Community College District General Obligation Unlimited
2.70% due 08/01/40	1,100,000	1,128,985
San Dieguito Union High School District General Obligation Unlimited
2.68% due 08/01/36	1,000,000	1,046,770
William S Hart Union High School District General Obligation Unlimited
2.36% due 08/01/37	1,000,000	1,020,420
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/39[11]	1,410,000	756,056
Hillsborough City School District General Obligation Unlimited
due 09/01/36[11]	1,000,000	634,210
Cypress School District General Obligation Unlimited
due 08/01/48[11]	1,000,000	417,970
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/39[11]	500,000	258,635
Total California		9,578,832
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	2,700,000	2,822,094
New York Power Authority Revenue Bonds
2.82% due 11/15/39	1,000,000	1,071,080
4.00% due 11/15/45	740,000	880,378
Total New York		4,773,552
Idaho - 0.1%
Boise State University Revenue Bonds
3.06% due 04/01/40	1,150,000	1,184,500
Ohio - 0.1%
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	1,000,000	1,030,990
Colorado - 0.1%
University of Colorado Revenue Bonds
2.81% due 06/01/48	1,000,000	1,026,120
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	1,000,000	1,013,640
Alabama - 0.1%
Auburn University Revenue Bonds
2.68% due 06/01/50	1,000,000	1,005,080
Illinois - 0.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	500,000	594,650
Cook County School District No. 155 Calumet City General Obligation Unlimited
5.30% due 12/01/22	5,000	5,406
Total Illinois		600,056
Total Municipal Bonds
(Cost $29,422,822)		30,858,621

SENIOR FIXED RATE INTERESTS†† - 0.1%
Industrial - 0.1%
CTL Logistics
2.65% due 06/10/42	1,332,369	1,332,369
Total Senior Fixed Rate Interests
(Cost $1,332,369)		1,332,369

FOREIGN GOVERNMENT BONDS†† - 0.0%
Bermuda Government International Bond
3.38% due 08/20/50	500,000	538,750
Total Foreign Government Bonds
(Cost $498,605)		538,750

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.3%
Call options on:
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	557,500,000	$2,809,800
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	227,800,000	1,148,112
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	232,600,000	818,752
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	54,700,000	275,688
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	47,400,000	166,848
Total OTC Options Purchased
(Cost $2,535,362)		5,219,200
Total Investments - 104.4%
(Cost $1,620,154,525)		$1,717,076,933
Other Assets & Liabilities, net - (4.4)%		(72,439,415)
Total Net Assets - 100.0%		$1,644,637,518

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$7,650,000	$713,522	$309,860	$403,662

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.99%	Quarterly	08/25/50	$10,000,000	$1,074,406	$469	$1,073,937
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.99%	Quarterly	08/20/50	8,200,000	866,446	438	866,008
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.52%	Annually	10/02/30	3,000,000	(71,989)	316	(72,305)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.71%	Annually	11/18/30	20,000,000	(137,760)	454	(138,214)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.68%	Annually	12/02/30	40,000,000	(411,560)	615	(412,175)
								$1,319,543	$2,292	$1,317,251

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	4,995,000	EUR	03/30/21	$6,116,078	$6,115,323	$755
Bank of America, N.A.	521,000	JPY	02/01/21	5,089	5,047	42
Citibank N.A., New York	280,000	JPY	01/04/21	2,733	2,712	21
Barclays Bank plc	259,000	JPY	01/04/21	2,523	2,508	15
Morgan Stanley Capital Services LLC	260,000	JPY	02/01/21	2,525	2,519	6
Citibank N.A., New York	594	ILS	02/01/21	168	185	(17)
Bank of America, N.A.	216,700	ILS	02/01/21	63,316	67,556	(4,240)
Goldman Sachs International	1,042,000	EUR	01/15/21	1,265,303	1,273,541	(8,238)
Goldman Sachs International	6,249,808	ILS	02/01/21	1,820,491	1,948,370	(127,879)
						$(139,535)

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	6,467,101	ILS	02/01/21	$1,805,123	$2,016,110	$210,987
JPMorgan Chase Bank, N.A.	781,000	JPY	02/01/21	7,358	7,567	209
JPMorgan Chase Bank, N.A.	539,000	JPY	01/04/21	5,233	5,220	(13)
						$211,183

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Perpetual maturity.
[2]	Rate indicated is the 7-day yield as of December 31, 2020.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $663,059,784 (cost $644,770,843), or 40.3% of total net assets.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $22,032,902 (cost $21,688,762), or 1.3% of total net assets — See Note 6.
[6]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a principal-only strip.
[9]	Security is an interest-only strip.
[10]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2020. See table below for additional step information for each security.
[11]	Zero coupon rate security.
[12]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At December 31, 2020, the total market value of segregated or earmarked security was $47,814,416 — See Note 2.

BofA — Bank of America

CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EUR — Euro

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$17,266,511	$—	$ —	*	$17,266,511
Preferred Stocks	—	17,555,800	—	*	17,555,800
Warrants	664,416	—	—		664,416
Exchange-Traded Funds	72,872,013	—	—		72,872,013
Closed-End Funds	3,208,696	—	—		3,208,696
Money Market Fund	7,672,314	—	—		7,672,314
Corporate Bonds	—	742,340,377	22,721,270		765,061,647
Asset-Backed Securities	—	328,755,474	38,687,889		367,443,363
Collateralized Mortgage Obligations	—	241,769,429	6,074,161		247,843,590
Senior Floating Rate Interests	—	62,931,093	5,876,278		68,807,371
Federal Agency Bonds	—	56,593,285	—		56,593,285
U.S. Government Securities	—	54,138,987	—		54,138,987
Municipal Bonds	—	30,858,621	—		30,858,621
Senior Fixed Rate Interests	—	1,332,369	—		1,332,369
Foreign Government Bonds		538,750	—		538,750
Options Purchased	—	5,219,200	—		5,219,200
Credit Default Swap Agreements**	—	403,662	—		403,662
Interest Rate Swap Agreements**	—	1,939,945	—		1,939,945
Forward Foreign Currency Exchange Contracts**	—	212,035	—		212,035
Total Assets	$101,683,950	$1,544,589,027	$73,359,598		$1,719,632,575

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$622,694	$—	$622,694
Forward Foreign Currency Exchange Contracts**	—	140,387	—	140,387
Unfunded Loan Commitments (Note 5)	—	—	69,080	69,080
Total Liabilities	$—	$763,081	$69,080	$832,161

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $40,857,027 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$22,968,214	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	10,719,675	Yield Analysis	Yield	2.0%-2.3%	2.2%
Asset-Backed Securities	5,000,000	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	6,074,087	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	74	Model Price	Purchase Price	—	—
Corporate Bonds	20,721,270	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	2,000,000	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	5,876,278	Third Party Pricing	Broker Quote	—	—
Total Assets	$73,359,598
Liabilities:
Unfunded Loan Commitments	$69,080	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2020, the Fund had securities with a total value of $17,277,916 transfer into Level 2 from Level 3 due to a lack of observable inputs and had securities with a total value of $1,000,215 transfer into Level 2 from Level 3 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2020.

	Assets					Liabilities
	Asset - Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$33,401,467	$10,687,442	$14,037,846	$-	$58,126,755	$(163,932)
Purchases/(Receipts)	4,000,000	6,123,831	8,350,000	2,093,000	20,566,831	(5,671)
(Sales, maturities and paydowns)/Fundings	(11,500,000)	(10,592,120)	-	-	(22,092,120)	77,549
Amortization of premiums/discounts	-	(12)	-	394	382	-
Total realized gains (losses) included in earnings	-	(7)	-	-	(7)	-
Total change in unrealized appreciation (depreciation) included in earnings	275,408	(144,973)	333,424	16,197	480,056	22,974
Transfers into Level 3	13,511,229	-	-	3,766,687	17,277,916	-
Transfers out of Level 3	(1,000,215)	-	-	-	(1,000,215)	-
Ending Balance	$38,687,889	$6,074,161	$22,721,270	$5,876,278	$73,359,598	$(69,080)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2020	$273,012	$(49,664)	$333,424	$16,197	$572,969	$22,974

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.7%
Financial - 24.4%
JPMorgan Chase & Co.	6,526	$829,259
Citigroup, Inc.	13,114	808,609
Berkshire Hathaway, Inc. — Class B*	3,256	754,969
Bank of America Corp.	18,761	568,646
Allstate Corp.	3,930	432,025
Morgan Stanley	6,187	423,995
Wells Fargo & Co.	12,989	392,008
MetLife, Inc.	7,360	345,552
Voya Financial, Inc.	5,629	331,041
Prudential Financial, Inc.	4,099	320,009
Principal Financial Group, Inc.	6,393	317,157
Synovus Financial Corp.	9,053	293,046
Hartford Financial Services Group, Inc.	5,741	281,194
Loews Corp.	6,167	277,638
Medical Properties Trust, Inc. REIT	11,253	245,203
Zions Bancorp North America	5,552	241,179
Charles Schwab Corp.	4,430	234,967
Regions Financial Corp.	12,450	200,694
Mastercard, Inc. — Class A	531	189,535
Park Hotels & Resorts, Inc. REIT	10,682	183,196
Gaming and Leisure Properties, Inc. REIT	4,284	181,642
KeyCorp	10,260	168,367
Jones Lang LaSalle, Inc.*	926	137,391
American International Group, Inc.	3,078	116,533
BOK Financial Corp.	1,601	109,636
Total Financial		8,383,491
Consumer, Non-cyclical - 18.8%
Johnson & Johnson	4,870	766,441
Pfizer, Inc.	17,876	658,016
HCA Healthcare, Inc.	3,443	566,236
Humana, Inc.	1,174	481,657
McKesson Corp.	2,560	445,235
Archer-Daniels-Midland Co.	8,690	438,063
Quest Diagnostics, Inc.	3,627	432,229
Medtronic plc	3,632	425,452
Tyson Foods, Inc. — Class A	5,849	376,910
Encompass Health Corp.	4,310	356,394
Zimmer Biomet Holdings, Inc.	2,098	323,281
Merck & Company, Inc.	3,733	305,359
Bunge Ltd.	4,271	280,092
Amgen, Inc.	1,160	266,707
Ingredion, Inc.	2,163	170,163
Alexion Pharmaceuticals, Inc.*	1,087	169,833
Total Consumer, Non-cyclical		6,462,068
Communications - 10.0%
Verizon Communications, Inc.	16,953	995,989
Comcast Corp. — Class A	13,991	733,128
F5 Networks, Inc.*	2,154	378,975
Cisco Systems, Inc.	7,671	343,277
Walt Disney Co.*	1,396	252,927
Alphabet, Inc. — Class A*	144	252,380
T-Mobile US, Inc.*	1,634	220,345
Juniper Networks, Inc.	7,162	161,217
AT&T, Inc.	3,982	114,522
Total Communications		3,452,760
Consumer, Cyclical - 9.9%
Walmart, Inc.	4,354	627,629
Southwest Airlines Co.	8,084	376,795
Lear Corp.	2,052	326,330
LKQ Corp.*	9,048	318,852
PACCAR, Inc.	3,462	298,701
DR Horton, Inc.	4,246	292,634
Home Depot, Inc.	996	264,558
Penske Automotive Group, Inc.	4,232	251,339
Kohl's Corp.	5,457	222,045
PVH Corp.	2,358	221,393
Ralph Lauren Corp. — Class A	1,925	199,699
Total Consumer, Cyclical		3,399,975
Industrial - 8.2%
Honeywell International, Inc.	2,769	588,966
Owens Corning	5,181	392,512
Johnson Controls International plc	7,830	364,800
Knight-Swift Transportation Holdings, Inc.	7,758	324,440
Curtiss-Wright Corp.	2,333	271,445
Valmont Industries, Inc.	1,520	265,894
FedEx Corp.	990	257,024
General Electric Co.	16,349	176,569
L3Harris Technologies, Inc.	913	172,575
Total Industrial		2,814,225
Technology - 7.8%
Micron Technology, Inc.*	12,124	911,482
Skyworks Solutions, Inc.	3,268	499,612
Qorvo, Inc.*	2,268	377,100
Apple, Inc.	2,661	353,088
Amdocs Ltd.	2,777	196,973
Intel Corp.	3,836	191,110
Cerner Corp.	2,157	169,281
Total Technology		2,698,646
Utilities - 7.5%
Exelon Corp.	13,360	564,059
Public Service Enterprise Group, Inc.	8,648	504,178
Edison International	7,992	502,058
Duke Energy Corp.	3,801	348,020
Pinnacle West Capital Corp.	4,002	319,960
NiSource, Inc.	8,523	195,517
PPL Corp.	5,782	163,052
Total Utilities		2,596,844
Basic Materials - 6.5%
Huntsman Corp.	20,447	514,038
Westlake Chemical Corp.	5,207	424,891
Olin Corp.	15,161	372,354
Nucor Corp.	6,947	369,511
Reliance Steel & Aluminum Co.	1,872	224,172
DuPont de Nemours, Inc.	2,932	208,494
Dow, Inc.	2,118	117,549
Total Basic Materials		2,231,009
Energy - 5.6%
Chevron Corp.	6,513	550,023
ConocoPhillips	9,454	378,065
Cabot Oil & Gas Corp. — Class A	15,688	255,401
Parsley Energy, Inc. — Class A	13,541	192,282
Marathon Oil Corp.	27,332	182,304
Range Resources Corp.*	26,545	177,852

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Energy - 5.6% (continued)
Exxon Mobil Corp.	4,271	$176,051
Total Energy		1,911,978
Total Common Stocks
(Cost $28,333,049)		33,950,996

MONEY MARKET FUND† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	322,435	322,435
Total Money Market Fund
(Cost $322,435)		322,435
Total Investments - 99.6%
(Cost $28,655,484)		$34,273,431
Other Assets & Liabilities, net - 0.4%		143,864
Total Net Assets - 100.0%		$34,417,295

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,950,996	$—	$—	$33,950,996
Money Market Fund	322,435	—	—	322,435
Total Assets	$34,273,431	$—	$—	$34,273,431

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
PREFERRED STOCKS†† - 0.1%
Financial - 0.1%
American Financial Group, Inc., 4.50% due 09/15/60	113,600	$3,166,032
First Republic Bank, 4.13%	69,600	1,840,224
Total Financial		5,006,256
Total Preferred Stocks
(Cost $4,580,000)		5,006,256

EXCHANGE-TRADED FUNDS† - 6.1%
iShares Core U.S. Aggregate Bond ETF	1,526,500	180,417,035
iShares iBoxx High Yield Corporate Bond ETF	550,850	48,089,205
iShares iBoxx $ Investment Grade Corporate Bond ETF	265,600	36,687,328
Total Exchange-Traded Funds
(Cost $262,189,841)		265,193,568

MUTUAL FUNDS† - 2.0%
Guggenheim Strategy Fund III[1]	1,182,663	29,684,832
Guggenheim Strategy Fund II1	1,183,562	29,541,716
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,912,649	29,068,232
Total Mutual Funds
(Cost $86,789,862)		88,294,780

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	96,879,914	96,879,914
Total Money Market Fund
(Cost $96,879,914)		96,879,914

	Face Amount~
CORPORATE BONDS†† - 30.7%
Financial - 12.7%
Wells Fargo & Co.
1.14% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	29,450,000	29,475,000
2.88% due 10/30/30[4]	25,000,000	27,274,755
2.57% due 02/11/31[4]	2,240,000	2,376,784
Santander UK plc
0.85% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	30,740,000	30,810,326
American International Group, Inc.
2.50% due 06/30/25	26,630,000	28,627,159
Citizens Bank North America/Providence RI
2.25% due 04/28/25	20,000,000	21,221,401
Bank of America Corp.
2.59% due 04/29/31[4]	19,650,000	21,060,052
Reliance Standard Life Global Funding II
2.75% due 05/07/25[5]	17,890,000	18,975,767
Barclays Bank plc
1.70% due 05/12/22	18,450,000	18,776,291
Intercontinental Exchange, Inc.
0.87% (3 Month USD LIBOR + 0.65%) due 06/15/23[3]	17,100,000	17,144,682
Mitsubishi UFJ Financial Group, Inc.
0.87% (3 Month USD LIBOR + 0.65%) due 07/26/21[3]	11,450,000	11,484,600
1.28% (3 Month USD LIBOR + 1.06%) due 09/13/21[3]	5,068,000	5,101,612
2.11% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	247,000	247,683
Citibank North America
0.78% (3 Month USD LIBOR + 0.57%) due 07/23/21[3]	16,390,000	16,437,513
Equitable Financial Life Global Funding
1.40% due 07/07/25[5]	15,000,000	15,406,347
Cooperatieve Rabobank UA
1.34% due 06/24/26[4,5]	15,000,000	15,317,104
Regions Financial Corp.
2.25% due 05/18/25	14,000,000	14,846,683
Svenska Handelsbanken AB
0.68% (3 Month USD LIBOR + 0.47%) due 05/24/21[3]	13,500,000	13,524,015
3.35% due 05/24/21	1,179,000	1,193,518
Citigroup, Inc.
2.57% due 06/03/31[4]	12,850,000	13,696,303
Lincoln National Corp.
3.40% due 01/15/31	11,590,000	13,281,294
BlackRock, Inc.
1.90% due 01/28/31	12,600,000	13,188,804
Societe Generale S.A.
1.49% due 12/14/26[4,5]	10,500,000	10,592,758
3.88% due 03/28/24[5]	350,000	381,601
Standard Chartered plc
1.32% due 10/14/23[4,5]	10,150,000	10,251,500
4.25% due 01/20/23[4,5]	500,000	518,499
BPCE S.A.
1.65% due 10/06/26[4,5]	9,500,000	9,721,660
Charles Schwab Corp.
5.38% [4,6]	8,650,000	9,633,937
Ares Finance Company LLC
4.00% due 10/08/24[5]	8,967,000	9,631,169
First American Financial Corp.
4.00% due 05/15/30	7,860,000	9,009,690

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 30.7% (continued)
Financial - 12.7% (continued)
KKR Group Finance Company VI LLC
3.75% due 07/01/29[5]	7,040,000	$8,191,769
Aviation Capital Group LLC
2.88% due 01/20/22[5]	8,000,000	8,100,563
Markel Corp.
6.00% [4,6]	7,210,000	7,976,062
Deloitte LLP
4.35% due 11/17/23†††	7,300,000	7,751,092
3.46% due 05/07/27†††	4,500,000	4,739,430
Goldman Sachs Group, Inc.
3.50% due 04/01/25	6,900,000	7,665,829
Prudential plc
3.13% due 04/14/30	6,640,000	7,528,001
Morgan Stanley
2.19% due 04/28/26[4]	7,000,000	7,393,694
Belrose Funding Trust
2.33% due 08/15/30[5]	7,100,000	7,307,045
UBS Group AG
2.00% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[3,5]	5,700,000	5,726,428
Fidelity National Financial, Inc.
2.45% due 03/15/31	5,500,000	5,594,162
Fifth Third Bancorp
2.55% due 05/05/27	5,060,000	5,506,875
Manulife Financial Corp.
2.48% due 05/19/27	5,030,000	5,458,644
Westpac Banking Corp.
1.07% (3 Month USD LIBOR + 0.85%) due 01/11/22[3]	5,000,000	5,037,697
MetLife, Inc.
3.85% [4,6]	4,620,000	4,874,100
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	3,500,000	4,454,016
Iron Mountain, Inc.
5.00% due 07/15/28[5]	4,175,000	4,435,395
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[5]	4,100,000	4,253,750
Apollo Management Holdings, LP
4.00% due 05/30/24[5]	1,846,000	2,044,155
4.40% due 05/27/26[5]	1,200,000	1,394,535
Bank of New York Mellon Corp.
4.70% [4,6]	3,010,000	3,319,428
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[5]	2,400,000	2,800,800
CNA Financial Corp.
4.50% due 03/01/26	2,298,000	2,703,377
Crown Castle International Corp.
3.30% due 07/01/30	2,188,000	2,448,983
Loews Corp.
3.20% due 05/15/30	2,140,000	2,431,079
NFP Corp.
7.00% due 05/15/25[5]	2,200,000	2,365,000
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,060,000	2,242,655
Sumitomo Mitsui Financial Group, Inc.
1.91% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,000,000	1,002,815
1.36% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	702,000	707,750
Assurant, Inc.
1.50% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	1,592,000	1,592,022
Mizuho Financial Group, Inc.
1.36% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	1,500,000	1,510,986
SBA Communications Corp.
4.00% due 10/01/22	1,000,000	1,010,000
3.88% due 02/15/27[5]	350,000	367,605
Weyerhaeuser Co.
4.00% due 04/15/30	912,000	1,080,012
Trinity Acquisition plc
4.40% due 03/15/26	881,000	1,026,442
Old Republic International Corp.
3.88% due 08/26/26	700,000	804,054
RenaissanceRe Finance, Inc.
3.70% due 04/01/25	400,000	438,541
Credit Suisse Group AG
2.59% due 09/11/25[4,5]	250,000	263,068
BBVA USA
3.88% due 04/10/25	150,000	168,209
CIT Group, Inc.
3.93% due 06/19/24[4]	100,000	105,750
Total Financial		553,030,325
Consumer, Non-cyclical - 4.6%
Sysco Corp.
5.65% due 04/01/25	20,550,000	24,433,981
General Mills, Inc.
0.77% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	20,750,000	20,779,691

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 30.7% (continued)
Consumer, Non-cyclical - 4.6% (continued)
Zimmer Biomet Holdings, Inc.
0.99% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	11,050,000	$11,049,999
3.55% due 03/20/30	5,350,000	6,058,245
3.05% due 01/15/26	400,000	441,054
CoStar Group, Inc.
2.80% due 07/15/30[5]	15,280,000	15,876,471
BAT International Finance plc
1.67% due 03/25/26	13,000,000	13,307,046
Constellation Brands, Inc.
2.88% due 05/01/30	10,500,000	11,505,685
Molina Healthcare, Inc.
5.38% due 11/15/22	9,500,000	10,058,125
CVS Health Corp.
0.95% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	9,200,000	9,210,655
Altria Group, Inc.
2.35% due 05/06/25	8,000,000	8,499,880
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 06/01/30	6,550,000	7,587,278
McCormick & Company, Inc.
2.50% due 04/15/30	7,000,000	7,495,953
BAT Capital Corp.
4.70% due 04/02/27	4,220,000	4,962,188
3.56% due 08/15/27	2,000,000	2,226,958
Alcon Finance Corp.
2.60% due 05/27/30[5]	5,910,000	6,296,534
Kraft Heinz Foods Co.
4.25% due 03/01/31[5]	5,000,000	5,575,288
Royalty Pharma plc
1.75% due 09/02/27[5]	5,150,000	5,299,174
WEX, Inc.
4.75% due 02/01/23[5]	5,250,000	5,256,563
Thermo Fisher Scientific, Inc.
4.13% due 03/25/25	4,200,000	4,775,557
Spectrum Brands, Inc.
5.75% due 07/15/25	4,180,000	4,316,268
Cigna Corp.
0.88% (3 Month USD LIBOR + 0.65%) due 09/17/21[3]	4,100,000	4,100,648
ADT Security Corp.
3.50% due 07/15/22	3,096,000	3,177,270
US Foods, Inc.
6.25% due 04/15/25[5]	2,200,000	2,351,250
Bunge Limited Finance Corp.
1.63% due 08/17/25	1,900,000	1,963,677
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	1,400,000	1,389,500
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[5]	149,000	149,392
Total Consumer, Non-cyclical		198,144,330
Industrial - 4.0%
Boeing Co.
4.88% due 05/01/25	50,000,000	56,995,383
Siemens Financieringsmaatschappij N.V.
0.83% (3 Month USD LIBOR + 0.61%) due 03/16/22[3,5]	20,410,000	20,533,480
Berry Global, Inc.
1.57% due 01/15/26[5]	10,000,000	10,090,500
4.88% due 07/15/26[5]	5,165,000	5,548,191
FedEx Corp.
3.80% due 05/15/25	9,100,000	10,272,564
4.25% due 05/15/30	4,350,000	5,285,308
CNH Industrial Capital LLC
1.95% due 07/02/23	9,600,000	9,882,679
1.88% due 01/15/26	4,960,000	5,194,342
Ryder System, Inc.
3.35% due 09/01/25	10,600,000	11,782,665
3.75% due 06/09/23	1,350,000	1,453,030
BAE Systems plc
3.40% due 04/15/30[5]	6,950,000	7,873,481
Owens Corning
3.88% due 06/01/30	5,910,000	6,816,970
GATX Corp.
3.85% due 03/30/27	2,900,000	3,287,027
4.00% due 06/30/30	2,550,000	3,013,589
IDEX Corp.
3.00% due 05/01/30	4,100,000	4,513,779
Textron, Inc.
2.45% due 03/15/31	3,250,000	3,346,018
Xylem, Inc.
1.95% due 01/30/28	2,050,000	2,161,573
National Basketball Association
2.51% due 12/16/24	1,900,000	1,906,937
Howmet Aerospace, Inc.
6.88% due 05/01/25	900,000	1,053,000
EnerSys
5.00% due 04/30/23[5]	125,000	130,781
Total Industrial		171,141,297
Consumer, Cyclical - 2.9%
Marriott International, Inc.
4.63% due 06/15/30	7,320,000	8,589,868
5.75% due 05/01/25	5,610,000	6,562,024
2.13% due 10/03/22	2,345,000	2,380,846
Walgreens Boots Alliance, Inc.
3.20% due 04/15/30	13,950,000	15,153,967
Delta Air Lines, Inc.
7.00% due 05/01/25[5]	12,550,000	14,489,632

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 30.7% (continued)
Consumer, Cyclical - 2.9% (continued)
Starbucks Corp.
2.55% due 11/15/30	13,300,000	$14,383,882
VF Corp.
2.80% due 04/23/27	11,650,000	12,742,936
Hyatt Hotels Corp.
5.38% due 04/23/25	4,880,000	5,514,971
5.75% due 04/23/30	4,320,000	5,310,528
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[5]	10,000,000	10,688,591
Choice Hotels International, Inc.
3.70% due 01/15/31	7,350,000	8,140,272
Lowe's Companies, Inc.
4.50% due 04/15/30	5,400,000	6,721,744
BorgWarner, Inc.
2.65% due 07/01/27	4,610,000	4,957,073
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[5]	3,350,000	3,601,250
Dollar General Corp.
3.50% due 04/03/30	2,050,000	2,353,343
Aramark Services, Inc.
6.38% due 05/01/25[5]	1,900,000	2,030,625
5.00% due 02/01/28[5]	275,000	289,781
Tempur Sealy International, Inc.
5.63% due 10/15/23	1,168,000	1,186,980
Performance Food Group, Inc.
6.88% due 05/01/25[5]	375,000	401,250
5.50% due 06/01/24[5]	75,000	75,375
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.75% due 03/01/25	200,000	204,000
Total Consumer, Cyclical		125,778,938
Communications - 2.4%
ViacomCBS, Inc.
4.95% due 01/15/31	13,560,000	17,019,537
4.75% due 05/15/25	6,860,000	7,964,343
4.20% due 05/19/32	4,100,000	4,941,102
Walt Disney Co.
2.65% due 01/13/31	12,720,000	13,945,093
AT&T, Inc.
2.30% due 06/01/27	9,000,000	9,598,842
Level 3 Financing, Inc.
3.63% due 01/15/29[5]	5,400,000	5,386,500
4.25% due 07/01/28[5]	2,775,000	2,851,312
5.38% due 01/15/24	1,300,000	1,310,140
Netflix, Inc.
5.50% due 02/15/22	8,400,000	8,788,500
T-Mobile USA, Inc.
3.50% due 04/15/25[5]	5,000,000	5,524,900
3.88% due 04/15/30[5]	540,000	625,428
Videotron Ltd.
5.00% due 07/15/22	5,350,000	5,624,241
Sirius XM Radio, Inc.
3.88% due 08/01/22[5]	3,527,000	3,579,905
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	3,250,000	3,437,462
Booking Holdings, Inc.
4.50% due 04/13/27	2,500,000	2,973,394
Altice France S.A.
7.38% due 05/01/26[5]	2,650,000	2,789,125
Fox Corp.
3.05% due 04/07/25	1,360,000	1,484,042
3.50% due 04/08/30	1,080,000	1,226,775
Verizon Communications, Inc.
3.00% due 03/22/27	2,100,000	2,329,833
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[5]	1,850,000	1,924,000
Thomson Reuters Corp.
3.35% due 05/15/26	1,550,000	1,738,785
AMC Networks, Inc.
4.75% due 08/01/25	500,000	516,350
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[5]	305,625	308,498
Total Communications		105,888,107
Technology - 1.4%
NetApp, Inc.
2.38% due 06/22/27	17,800,000	19,026,024
Microchip Technology, Inc.
2.67% due 09/01/23[5]	17,800,000	18,616,381
Infor, Inc.
1.75% due 07/15/25[5]	13,800,000	14,334,607
1.45% due 07/15/23[5]	1,100,000	1,117,773
Broadcom, Inc.
4.15% due 11/15/30	5,790,000	6,703,443
Leidos, Inc.
3.63% due 05/15/25[5]	1,950,000	2,180,275
Total Technology		61,978,503
Basic Materials - 1.1%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[5]	14,960,000	16,524,216
Anglo American Capital plc
2.63% due 09/10/30[5]	9,370,000	9,798,101
4.00% due 09/11/27[5]	750,000	861,225
5.38% due 04/01/25[5]	400,000	467,465
Carpenter Technology Corp.
4.45% due 03/01/23	8,405,000	8,801,869
Valvoline, Inc.
4.38% due 08/15/25	5,310,000	5,484,009
Nucor Corp.
2.00% due 06/01/25	5,000,000	5,295,100

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 30.7% (continued)
Basic Materials - 1.1% (continued)
Steel Dynamics, Inc.
2.40% due 06/15/25	1,050,000	$1,116,013
Total Basic Materials		48,347,998
Energy - 1.1%
Sabine Pass Liquefaction LLC
4.50% due 05/15/30[5]	8,330,000	9,873,362
5.63% due 03/01/25	500,000	583,161
Phillips 66
0.83% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	8,700,000	8,701,004
BP Capital Markets plc
4.88%[4,6]	7,500,000	8,367,750
Exxon Mobil Corp.
2.61% due 10/15/30	7,100,000	7,755,205
Valero Energy Corp.
2.15% due 09/15/27	3,100,000	3,167,469
2.85% due 04/15/25	1,750,000	1,863,823
2.70% due 04/15/23	500,000	521,806
Equinor ASA
1.75% due 01/22/26	3,500,000	3,676,681
Magellan Midstream Partners, LP
3.25% due 06/01/30	2,120,000	2,395,639
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	550,000	642,276
Total Energy		47,548,176
Utilities - 0.5%
Alexander Funding Trust
1.84% due 11/15/23[5]	19,050,000	19,266,837
AES Corp.
3.30% due 07/15/25[5]	3,750,000	4,087,500
Total Utilities		23,354,337
Total Corporate Bonds
(Cost $1,256,610,186)		1,335,212,011

ASSET-BACKED SECURITIES†† - 26.5%
Collateralized Loan Obligations - 16.3%
Shackleton CLO Ltd.
2017-8A, 1.14% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[3,5]	65,793,953	65,668,991
2018-6RA, 1.24% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[3,5]	36,934,725	36,829,834
BXMT Ltd.
2020-FL2, 1.05% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/37[3,5]	25,122,000	24,996,865
2020-FL2, 1.30% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[3,5]	6,950,000	6,854,164
2020-FL3, 1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[3,5]	3,500,000	3,504,845
2020-FL3, 2.30% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 03/15/37[3,5]	2,000,000	2,002,882
2020-FL2, 1.55% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 02/16/37[3,5]	2,000,000	1,962,558
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.00% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[3,5]	30,716,257	30,503,565
2018-4A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31[3,5]	4,681,009	4,634,490
Wellfleet CLO Ltd.
2019-1A, 1.36% (3 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 04/20/29[3,5]	28,847,632	28,727,161
Golub Capital Partners CLO Ltd.
2018-36A, 1.53% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,5]	27,500,000	27,183,852
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,5]	26,544,019	26,389,868
Palmer Square Loan Funding Ltd.
2018-4A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,5]	17,794,894	17,778,066

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.5% (continued)
Collateralized Loan Obligations - 16.3% (continued)
2019-3A, 1.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,5]	4,772,319	$4,766,655
2018-4A, 1.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[3,5]	3,500,000	3,471,541
Marathon CLO V Ltd.
2017-5A, 1.08% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,5]	23,995,203	23,842,883
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[3,5]	20,500,000	20,334,046
LoanCore Issuer Ltd.
2019-CRE2, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[3,5]	8,550,000	8,516,939
2018-CRE1, 1.29% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[3,5]	7,304,028	7,296,803
2018-CRE1, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[3,5]	3,500,000	3,491,669
Dryden 33 Senior Loan Fund
2020-33A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[3,5]	10,750,000	10,750,000
2020-33A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[3,5]	8,250,000	8,250,000
Cerberus Loan Funding LP
2020-3A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[3,5]	18,000,000	18,000,000
Woodmont Trust
2020-7A, 2.13% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 01/15/32[3,5]	16,250,000	16,250,000
GPMT Ltd.
2019-FL2, 1.45% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3,5]	16,100,000	16,004,509
610 Funding CLO 3 Ltd.
2018-3A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[3,5]	15,432,433	15,414,984
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.19% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[3,5]	15,000,000	15,027,621
Venture XIV CLO Ltd.
2020-14A, 1.25% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[3,5]	15,000,000	14,901,102
AMMC CLO XI Ltd.
2020-11A, 1.83% due 04/30/31[5]	14,300,000	14,275,305
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[3,5]	14,250,000	14,254,281
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,5]	13,450,000	13,293,976
Parliament Funding II Ltd.
2020-1A, 2.76% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[3,5]	12,500,000	12,499,792

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.5% (continued)
Collateralized Loan Obligations - 16.3% (continued)
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,5]	12,170,551	$12,113,866
2012-1A, 3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[3,5]	124,283	124,190
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[3,5]	12,000,000	11,976,274
Venture XII CLO Ltd.
2018-12A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[3,5]	11,604,992	11,530,401
Allegro CLO IX Ltd.
2018-3A, 1.40% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[3,5]	10,000,000	9,927,105
KREF Funding V LLC
1.90% due 06/25/26†††	10,000,000	9,624,314
0.15% due 06/25/26†††	27,272,727	23,455
Wind River CLO Ltd.
2017-2A, 1.11% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,5]	9,030,283	8,993,674
Grand Avenue CRE Ltd.
2020-FL2, 2.61% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[3,5]	8,749,161	8,826,316
Westcott Park CLO Ltd.
2019-1A, 1.43% (3 Month USD LIBOR + 1.21%, Rate Floor: 0.00%) due 07/20/28[3,5]	8,750,000	8,751,743
NXT Capital CLO LLC
2017-1A, 1.92% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[3,5]	7,700,000	7,664,243
KREF Ltd.
2018-FL1, 1.25% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[3,5]	7,500,000	7,462,878
Mountain View CLO Ltd.
2018-1A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,5]	7,240,771	7,215,032
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,5]	6,724,616	6,718,065
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[3,5]	6,529,571	6,449,383
Flagship CLO VIII Ltd.
2018-8A, 1.08% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/16/26[3,5]	6,402,458	6,402,450
Diamond CLO Ltd.
2018-1A, 1.72% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[3,5]	6,000,000	5,976,916
BSPRT Issuer Ltd.
2018-FL4, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[3,5]	3,248,691	3,210,703
2018-FL3, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,5]	2,256,651	2,242,256
Telos CLO Ltd.
2017-6A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[3,5]	4,680,814	4,677,477
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	4,500,000	4,534,036

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.5% (continued)
Collateralized Loan Obligations - 16.3% (continued)
Seneca Park CLO Limited
2017-1A, 1.72% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[3,5]	4,000,000	$3,994,069
2017-1A, 1.34% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[3,5]	52,060	52,044
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	4,000,000	4,038,162
TCP Waterman CLO Ltd.
2016-1A, 2.27% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[3,5]	4,000,000	4,001,455
Crown Point CLO III Ltd.
2017-3A, 1.15% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[3,5]	3,655,614	3,646,880
Newstar Commercial Loan Funding LLC
2017-1A, 2.74% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[3,5]	3,000,000	2,995,592
Marathon CLO VII Ltd.
2017-7A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[3,5]	3,000,000	2,992,471
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.77% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,5]	2,982,000	2,970,526
KVK CLO Ltd.
2017-1A, 1.13% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[3,5]	1,725,955	1,718,426
2018-1A, 0.92% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 05/20/29[3,5]	956,047	954,393
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[3,5]	2,500,000	2,491,543
Newfleet CLO Ltd.
2018-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[3,5]	2,495,302	2,482,502
Avery Point V CLO Ltd.
2017-5A, 1.20% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[3,5]	1,832,720	1,832,717
Northwoods Capital XII-B Ltd.
2018-12BA, 0.97% (3 Month USD LIBOR + 0.75%, Rate Floor: 0.75%) due 06/15/31[3,5]	1,750,000	1,737,569
HPS Loan Management Ltd.
2019-19, 0.82% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/25/30[3,5]	1,714,286	1,710,327
Oaktree CLO Ltd.
2017-1A, 1.09% (3 Month USD LIBOR + 0.87%) due 10/20/27[3,5]	1,542,523	1,535,900
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[5,7]	1,500,000	1,286,174
Monroe Capital CLO Ltd.
2017-1A, 1.57% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[3,5]	1,269,599	1,269,346
California Street CLO XII Ltd.
2017-12A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 10/15/25[3,5]	1,250,000	1,244,310

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 26.5% (continued)
Collateralized Loan Obligations - 16.3% (continued)
Cent CLO Ltd.
2013-19A, 1.54% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[3,5]	910,286		$910,449
Treman Park CLO Ltd.
2015-1A, due 10/20/28[5,7]	1,000,000		801,419
Hull Street CLO Ltd.
2017-1A, 1.44% (3 Month USD LIBOR + 1.22%, Rate Floor: 0.00%) due 10/18/26[3,5]	731,507		731,294
LCM XXII Ltd.
2018-22A, 0.82% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 10/20/28[3,5]	361,111		360,052
ACIS CLO Ltd.
2014-4A, 1.63% (3 Month USD LIBOR + 1.42%, Rate Floor: 0.00%) due 05/01/26[3,5]	256,515		256,495
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	500,000		14,700
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,7]	301,370		3,867
Total Collateralized Loan Obligations			708,156,706
Financial - 3.7%
Station Place Securitization Trust
2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,3,8	57,600,000		57,600,000
2020-14, 1.29% (1 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 03/10/21†††,3,5	17,000,000		17,000,000
2020-12, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 06/09/21†††,3,5	10,000,000		10,000,000
2020-9, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 02/15/21†††,3,8	2,000,000		2,000,000
Station Place Securitization Trust Series
2020-16, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21[3,5]	30,000,000		30,000,000
2020-17, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/24/21[3,5]	23,000,000		23,000,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.77% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,3,5	8,000,000		8,000,000
Aesf Vi Verdi LP
2.15% due 11/25/24†††	EUR	5,000,000	6,082,474
Strategic Partners Fund VIII LP
3.15% due 03/10/25†††	4,000,000		4,070,605
Total Financial			157,753,079
Net Lease - 1.7%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[5]	40,690,780		41,015,297
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[5]	15,537,998		15,561,518
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	10,396,833		10,763,551
CARS-DB4, LP
2020-1A, 3.19% due 02/15/50[5]	3,998,333		4,120,191
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[5]	1,999,167		2,093,791
2014-1A, 3.66% due 10/15/44[5]	923,642		926,211
Total Net Lease			74,480,559
Transport-Aircraft - 1.7%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[5]	17,244,542		16,291,255
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	8,660,619		8,231,952
2017-1, 3.97% due 07/15/42	3,455,518		3,235,948

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 26.5% (continued)
Transport-Aircraft - 1.7% (continued)
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	11,123,592	$10,763,975
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	9,522,417	8,588,836
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[5]	8,346,450	7,953,938
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[5]	7,440,321	7,203,048
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	4,621,555	3,584,700
AASET Trust
2017-1A, 3.97% due 05/16/42[5]	3,771,090	3,497,323
Raspro Trust
2005-1A, 1.14% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,5]	2,434,885	2,371,641
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	1,636,454	1,567,674
Total Transport-Aircraft		73,290,290
Infrastructure - 1.4%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[5]	29,000,000	30,381,389
SBA Tower Trust
2.33% due 01/15/28[5]	24,000,000	24,190,020
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[5]	7,163,811	7,330,538
Total Infrastructure		61,901,947
Transport-Container - 0.8%
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[5]	18,477,500	18,635,832
2020-1A, 2.08% due 09/18/45[5]	1,930,000	1,950,331
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[5]	5,597,489	5,757,721
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[5]	4,883,613	4,951,834
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[5]	3,670,313	3,716,978
Total Transport-Container		35,012,696
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	11,650,000	11,698,755
2016-3A, 3.85% due 10/28/33[5]	1,500,000	1,515,985
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[5]	9,750,000	9,760,551
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[3,8]	233,041	232,297
Total Collateralized Debt Obligations		23,207,588
Whole Business - 0.3%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[5]	7,231,875	7,389,602
Domino's Pizza Master Issuer LLC
2017-1A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[3,5]	5,092,500	5,097,491
Wendy's Funding LLC
2018-1A, 3.57% due 03/15/48[5]	1,633,480	1,683,856
Total Whole Business		14,170,949
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	357,750	367,862
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[5]	199,941	200,193
Total Asset-Backed Securities
(Cost $1,149,365,501)		1,148,541,869

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8%
Residential Mortgage Backed Securities - 13.2%
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[5]	28,950,000	$29,072,308
2020-T3, 1.32% due 10/15/52[5]	20,750,000	20,801,549
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[3,5]	21,922,946	22,019,670
2018-R2, 3.69% (WAC) due 08/25/57[3,5]	21,054,295	21,070,786
Towd Point Mortgage Trust
2017-6, 2.75% (WAC) due 10/25/57[3,5]	19,043,136	19,606,508
2018-2, 3.25% (WAC) due 03/25/58[3,5]	9,684,629	10,137,334
2017-5, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,5]	8,849,338	8,820,986
2018-1, 3.00% (WAC) due 01/25/58[3,5]	1,457,279	1,514,489
CSMC Trust
2020-RPL5, 3.02% due 08/25/60[5]	19,359,609	19,414,742
2018-RPL9, 3.85% (WAC) due 09/25/57[3,5]	11,314,287	12,099,610
2020-NQM1, 1.41% due 05/25/65[5,9]	8,511,602	8,529,735
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[5]	33,150,000	33,219,976
Verus Securitization Trust
2020-5, 1.58% due 05/25/65[5,9]	15,369,824	15,390,723
2019-4, 2.64% due 11/25/59[5,9]	11,012,245	11,267,565
2020-1, 2.42% due 01/25/60[5,9]	6,333,584	6,451,576
Soundview Home Loan Trust
2006-OPT5, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	17,344,404	16,861,785
2005-OPT3, 0.62% (1 Month USD LIBOR + 0.47%, Rate Floor: 0.47%) due 11/25/35[3]	4,000,000	3,978,934
2006-1, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[3]	3,969,977	3,941,650
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,5]	11,980,650	12,560,102
2018-1A, 4.00% (WAC) due 12/25/57[3,5]	3,299,206	3,567,615
2019-6A, 3.50% (WAC) due 09/25/59[3,5]	2,437,265	2,586,095
2017-5A, 1.65% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[3,5]	1,202,945	1,217,212
FKRT
2020-C2A, 3.25% due 12/30/23[8]	17,630,000	17,641,751
Home Equity Loan Trust
2007-FRE1, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	17,138,067	16,048,894
New Residential Advance Receivables Trust Advance Receivables Backed
2020-T1, 1.43% due 08/15/53[5]	15,750,000	15,800,539
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[3,8]	10,797,704	11,148,513
2019-RM3, 2.80% (WAC) due 06/25/69[3,8]	3,370,363	3,410,373
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	11,390,332	11,148,028
2006-BC4, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[3]	1,260,188	1,237,455
2007-BC1, 0.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 02/25/37[3]	197,831	192,648
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[3,5]	7,448,974	7,612,947
2019-1, 2.94% (WAC) due 06/25/49[3,5]	4,554,896	4,620,100

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8% (continued)
Residential Mortgage Backed Securities - 13.2% (continued)
NovaStar Mortgage Funding Trust Series
2007-2, 0.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	11,715,166	$11,224,046
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[5]	10,900,000	10,902,950
Banc of America Funding Trust
2015-R2, 0.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[3,5]	10,278,000	9,972,929
2015-R4, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/27/35[3,5]	817,220	810,824
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 0.79% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[3]	10,011,412	9,975,570
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60[3,5]	9,519,981	9,570,385
Alternative Loan Trust
2007-OA7, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	7,098,675	6,595,644
2007-OH3, 0.44% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[3]	2,926,794	2,726,722
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[3,5]	6,787,327	6,946,829
2019-NQM2, 2.75% (WAC) due 11/25/59[3,5]	1,974,329	2,036,194
CIT Mortgage Loan Trust
2007-1, 1.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,5]	8,337,590	8,377,288
2007-1, 1.60% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,5]	477,274	479,962
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,5]	4,680,303	4,764,843
2019-2, 2.70% (WAC) due 09/25/59[3,5]	3,619,716	3,659,572
American Home Mortgage Investment Trust
2006-3, 0.51% (1 Month USD LIBOR + 0.36%, Rate Cap/Floor: 10.50%/0.36%) due 12/25/46[3]	7,900,468	7,421,932
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[3]	7,250,000	7,183,507
Park Place Securities Incorporated Asset Backed Pass Through Certificates Ser
2005-WHQ3, 1.09% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35[3]	7,025,000	6,996,192
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	6,842,306	6,557,213
Morgan Stanley Home Equity Loan Trust
2006-2, 0.71% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[3]	5,511,279	5,453,176

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8% (continued)
Residential Mortgage Backed Securities - 13.2% (continued)
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[3,5]	4,965,820	$5,060,653
HarborView Mortgage Loan Trust
2006-14, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	2,925,860	2,667,803
2006-12, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[3]	2,513,486	2,343,070
First NLC Trust
2005-4, 0.93% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36[3]	4,921,908	4,848,540
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[3,5]	2,803,074	2,853,364
2007-WFH2, 0.55% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	1,940,031	1,928,374
Countrywide Asset-Backed Certificates
2006-6, 0.49% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[3]	3,561,270	3,530,178
2006-5, 0.73% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 08/25/36[3]	1,040,471	1,033,481
Ellington Financial Mortgage Trust
2020-2, 1.64% (WAC) due 10/25/65[3,5]	4,240,690	4,244,258
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[5,9]	4,189,401	4,217,181
Structured Asset Investment Loan Trust
2006-3, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[3]	3,702,156	3,624,328
2005-2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[3]	348,079	346,598
2005-1, 0.87% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[3,5]	113,961	113,458
Nationstar Home Equity Loan Trust
2007-B, 0.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	4,054,407	4,007,764
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[5]	3,750,000	3,771,820
FBR Securitization Trust
2005-2, 0.90% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[3]	3,626,468	3,618,211
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,5]	3,313,222	3,320,264
JP Morgan Mortgage Acquisition Trust
2006-HE2, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	3,261,219	3,231,511
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 0.55% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[3]	3,350,000	3,222,091
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,5]	2,277,012	2,300,399
2017-3A, 2.58% (WAC) due 10/25/47[3,5]	721,663	729,575
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 0.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36[3]	2,915,937	2,819,935

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8% (continued)
Residential Mortgage Backed Securities - 13.2% (continued)
CSMC Series
2015-12R, 0.65% (WAC) due 11/30/37[3,5]	2,228,057	$2,220,791
2014-2R, 0.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,5]	154,264	151,182
LSTAR Securities Investment Trust
2019-1, 1.86% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[3,5]	2,088,929	2,096,405
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 1.17% (1 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 04/25/35[3]	2,000,000	1,981,815
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[3]	1,288,255	1,280,469
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 0.73% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36[3]	1,266,737	1,239,443
First Franklin Mortgage Loan Trust
2004-FF10, 1.42% (1 Month USD LIBOR + 1.28%, Rate Floor: 1.28%) due 07/25/34[3]	870,865	871,263
Nomura Resecuritization Trust
2015-4R, 1.71% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[3,5]	844,471	839,589
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[3]	585,061	583,602
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	219,937	230,404
Encore Credit Receivables Trust
2005-4, 0.81% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[3]	200,811	200,713
Morgan Stanley Re-REMIC Trust
2010-R5, 1.57% due 06/26/36[5]	79,945	71,921
GSAMP Trust
2005-HE6, 0.81% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[3]	53,377	53,232
GreenPoint Mortgage Funding Trust
2007-AR1, 0.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47†††,3	107	107
Total Residential Mortgage Backed Securities		570,301,768
Commercial Mortgage Backed Securities - 1.5%
Morgan Stanley Capital I Trust
2014-MP, 3.47% due 08/11/33[5]	18,800,000	18,987,239
2014-CPT, 3.45% (WAC) due 07/13/29[3,5]	5,000,000	5,037,400
2014-MP, 3.69% (WAC) due 08/11/33[3,5]	2,365,000	2,390,963
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.05% (WAC) due 07/15/50[3,10]	24,747,426	1,268,189
2016-C37, 0.96% (WAC) due 12/15/49[3,10]	36,071,890	1,143,645
2017-C42, 0.88% (WAC) due 12/15/50[3,10]	14,785,501	753,015
2015-LC22, 0.77% (WAC) due 09/15/58[3,10]	21,665,021	641,612
2017-RB1, 1.24% (WAC) due 03/15/50[3,10]	9,688,160	600,650
2016-NXS5, 1.46% (WAC) due 01/15/59[3,10]	5,431,332	313,665

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8% (continued)
Commercial Mortgage Backed Securities - 1.5% (continued)
JPMDB Commercial Mortgage Securities Trust
2016-C4, 0.79% (WAC) due 12/15/49[3,10]	38,725,149	$1,497,753
2018-C8, 0.64% (WAC) due 06/15/51[3,10]	42,384,679	1,417,157
2016-C2, 1.57% (WAC) due 06/15/49[3,10]	7,589,130	445,801
2017-C5, 0.93% (WAC) due 03/15/50[3,10]	3,513,452	160,291
COMM Mortgage Trust
2015-CR24, 0.76% (WAC) due 08/10/48[3,10]	62,661,939	1,860,032
2018-COR3, 0.44% (WAC) due 05/10/51[3,10]	35,476,218	1,038,059
DBJPM Mortgage Trust
2017-C6, 1.02% (WAC) due 06/10/50[3,10]	62,060,706	2,877,519
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.11% (WAC) due 02/15/50[3,10]	32,900,277	1,673,246
2016-UB10, 1.92% (WAC) due 07/15/49[3,10]	18,053,900	1,181,016
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP2, 1.80% (WAC) due 08/15/49[3,10]	35,796,130	2,839,943
BENCHMARK Mortgage Trust
2018-B2, 0.42% (WAC) due 02/15/51[3,10]	122,721,623	2,600,275
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.91% (WAC) due 12/15/47[3,10]	33,521,631	1,153,660
2017-C34, 0.80% (WAC) due 11/15/52[3,10]	24,288,708	1,038,347
UBS Commercial Mortgage Trust
2017-C2, 1.08% (WAC) due 08/15/50[3,10]	28,844,061	1,421,011
2017-C5, 1.00% (WAC) due 11/15/50[3,10]	13,772,993	661,465
GB Trust
2020-FLIX, 1.76% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/15/37[3,5]	2,000,000	2,008,982
CSAIL Commercial Mortgage Trust
2019-C15, 1.05% (WAC) due 03/15/52[3,10]	19,918,925	1,292,025
2016-C6, 1.92% (WAC) due 01/15/49[3,10]	6,987,360	522,873
BBCMS Mortgage Trust
2018-C2, 0.77% (WAC) due 12/15/51[3,10]	29,829,295	1,505,067
BAMLL Commercial Mortgage Securities Trust
2012-PARK, 2.96% due 12/10/30[5]	1,300,000	1,355,980
Bancorp Commercial Mortgage Trust
2018-CR3, 1.41% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[3,5]	1,283,753	1,280,336
CD Commercial Mortgage Trust
2017-CD4, 1.29% (WAC) due 05/10/50[3,10]	16,848,111	984,877
CD Mortgage Trust
2017-CD6, 0.92% (WAC) due 11/13/50[3,10]	14,183,559	585,755
2016-CD1, 1.39% (WAC) due 08/10/49[3,10]	6,786,791	392,872
CGMS Commercial Mortgage Trust
2017-B1, 0.83% (WAC) due 08/15/50[3,10]	21,986,113	889,789
Citigroup Commercial Mortgage Trust
2016-C2, 1.75% (WAC) due 08/10/49[3,10]	6,548,663	496,745
2016-GC37, 1.70% (WAC) due 04/10/49[3,10]	3,438,866	244,662
GS Mortgage Securities Trust
2017-GS6, 1.04% (WAC) due 05/10/50[3,10]	11,456,791	638,504
BANK
2017-BNK6, 0.82% (WAC) due 07/15/60[3,10]	15,001,122	597,063

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8% (continued)
Commercial Mortgage Backed Securities - 1.5% (continued)
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.74% (WAC) due 01/15/47[3,10]	22,504,072		$424,073
Total Commercial Mortgage Backed Securities			66,221,556
Government Agency - 1.1%
Freddie Mac Multifamily Structured Pass Through Certificates
2018-K074, 3.60% due 02/25/28	14,000,000		16,346,463
2018-K078, 3.92% due 06/25/28	3,350,000		3,991,622
2013-K035, 0.35% (WAC) due 08/25/23[3,10]	101,732,402		837,421
Fannie Mae
3.59% due 02/01/29	10,200,000		11,548,324
3.21% due 08/01/27	2,113,094		2,376,789
Freddie Mac Seasoned Credit Risk Transfer Trust
2020-3, 2.00% due 05/25/60	4,869,909		5,016,475
2020-2, 2.00% due 11/25/59	2,800,718		2,886,664
Fannie Mae-Aces
2020-M23, 1.74% due 03/25/35	3,840,000		3,938,327
2020-M23, 1.50% (WAC) due 03/25/35[3,10]	8,989,241		1,236,140
Total Government Agency			48,178,225
Total Collateralized Mortgage Obligations
(Cost $676,324,178)			684,701,549

FOREIGN GOVERNMENT DEBT†† - 13.7%
Government of Japan
(0.13)% due 01/06/21[11]	JPY	12,423,550,000	120,318,600
(0.16)% due 01/12/21[11]	JPY	4,452,850,000	43,125,344
(0.17)% due 01/25/21[11]	JPY	2,175,000,000	21,065,509
Republic of Portugal
(0.56)% due 01/15/21[11]	EUR	84,765,000	103,594,627
Kingdom of Spain
(0.55)% due 01/15/21[11]	EUR	69,550,000	85,005,805
Province of Nova Scotia
0.12% due 01/14/21[11]	CAD	55,940,000	43,975,537
0.14% due 01/05/21[11]	CAD	29,424,000	23,131,480
State of Israel
1.00% due 04/30/21	ILS	122,410,000	38,254,271
Republic of Brazil
due 04/01/21	BRL	194,400,000	37,278,244
Kingdom of Sweden
(0.22)% due 01/20/21[11]	SEK	201,560,000	24,508,435
(0.26)% due 03/17/21[11]	SEK	56,300,000	6,847,729
Newfoundland
0.15% due 02/04/21[11]	CAD	20,000,000	15,720,193
0.15% due 01/28/21[11]	CAD	3,400,000	2,672,540
Province of Manitoba Canada
0.13% due 01/06/21[11]	CAD	13,850,000	10,888,085
0.15% due 01/20/21[11]	CAD	3,750,000	2,947,860
0.15% due 01/27/21[11]	CAD	750,000	589,548
Province of Ontario
0.13% due 01/20/21[11]	CAD	8,650,000	6,799,732
0.13% due 01/27/21[11]	CAD	3,785,000	2,975,255
United Mexican States
4.28% due 01/07/21[11]	MXN	79,700,000	4,004,710
Province of Quebec
0.12% due 01/08/21[11]	CAD	908,000	713,811
Total Foreign Government Debt
(Cost $580,736,844)			594,417,315

SENIOR FLOATING RATE INTERESTS††,3 - 1.5%
Consumer, Non-cyclical - 0.3%
US Foods, Inc.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25†††	4,906,250		4,808,125
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/27/23	398,956		392,564
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	4,688,250		4,772,638
National Mentor Holdings, Inc.
4.25% due 03/09/26	2,228,700		2,223,597
PAREXEL International Corp.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 09/27/24	1,070,000		1,050,440
Diamond (BC) BV
3.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	972,494		957,099

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 1.5% (continued)
Consumer, Non-cyclical - 0.3% (continued)
Civitas Solutions, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	307,576	$306,872
4.51% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	13,724	13,693
Total Consumer, Non-cyclical		14,525,028
Industrial - 0.3%
Filtration Group Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	5,146,244	5,086,033
Delta Air Lines, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/01/23	2,985,000	3,027,119
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	2,600,000	2,702,388
Cushman & Wakefield US Borrower LLC
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	498,744	489,018
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	217,215	222,952
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	200,000	199,500
Total Industrial		11,727,010
Technology - 0.3%
MACOM Technology Solutions Holdings, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	8,522,304	8,300,724
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	1,945,125	1,948,373
Neustar, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	19,504	18,858
Total Technology		10,267,955
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	7,064,500	7,015,967
BGIS (BIFM CA Buyer, Inc.)
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	2,435,496	2,426,363
Intrawest Resorts Holdings, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	249,357	245,512
GVC Holdings PLC
3.25% (3 Month USD LIBOR + 2.25%, Rate Floor: 3.25%) due 03/29/24	199,487	199,549
Total Consumer, Cyclical		9,887,391
Financial - 0.2%
USI, Inc.
3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	4,844,292	4,770,611
HUB International Ltd.
2.96% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	3,250,000	3,188,055
Total Financial		7,958,666
Basic Materials - 0.2%
Invictus MD Strategies Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	6,460,037	6,337,748

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 1.5% (continued)
Basic Materials - 0.2% (continued)
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	1,622,303	$1,618,929
Total Basic Materials		7,956,677
Energy - 0.0%
Venture Global Calcasieu Pass LLC
2.53% (1 Month USD LIBOR + 2.38% and 3 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26	938,757	882,432
Total Senior Floating Rate Interests
(Cost $62,231,185)		63,205,159

MUNICIPAL BONDS†† - 0.3%
California - 0.3%
Eastern Municipal Water District Revenue Bonds
0.07% due 07/01/46[3,12]	11,000,000	11,000,000
San Dieguito Union High School District General Obligation Unlimited
2.68% due 08/01/36	2,500,000	2,616,925
Total California		13,616,925
Total Municipal Bonds
(Cost $13,500,000)		13,616,925

REPURCHASE AGREEMENTS†††,13 - 1.0%
J.P. Morgan Securities LLC
issued 12/31/20 at 0.06% due 01/01/21	45,000,000	45,000,000
Total Repurchase Agreements
(Cost $45,000,000)		45,000,000

	Notional Value
OTC OPTIONS PURCHASED†† - 0.1%
Call options on:
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	772,000,000	3,890,880
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	296,000,000	1,041,920
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	115,000,000	579,600
Total Call options		5,512,400
Total OTC Options Purchased
(Cost $2,446,140)		5,512,400
Total Investments - 100.0%
(Cost $4,236,653,651)		$4,345,581,746
Other Assets & Liabilities, net - 0.0%		(972,169)
Total Net Assets - 100.0%		$4,344,609,577

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$6,360,000	$593,203	$257,899	$335,304

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	12/04/21	$177,800,000	$2,175,141	$343	$2,174,798
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.31%	Annually	11/25/21	98,600,000	1,118,568	244	1,118,324
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.62%	Annually	03/04/22	110,305,000	719,052	–	719,052
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.40%	Annually	12/13/21	54,950,000	703,026	207	702,819
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.36%	Annually	12/09/21	46,500,000	572,559	194	572,365
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	09/30/21	43,200,000	425,635	151	425,484
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.23%	Annually	08/22/21	44,400,000	335,560	130	335,430
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.46%	Annually	09/17/21	29,600,000	297,002	41	296,961
								$6,346,543	$1,310	$6,345,233

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Fixed Income Index Swap Agreements Sold Short††
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.55)% (1 Month USD LIBOR + 0.40%)	At Maturity	01/21/21	571,500	$67,545,585	$57,150
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.54)% (2 Month USD LIBOR + 0.36%)	At Maturity	01/21/21	305,000	36,047,950	(73,200)
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.54)% (3 Month USD LIBOR + 0.40%)	At Maturity	01/20/21	327,250	38,677,678	(183,260)
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.45)% (3 Month USD LIBOR + 0.24%)	At Maturity	01/20/21	322,750	38,145,822	(219,470)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	(0.50)% (1 Month USD LIBOR + 0.35%)	At Maturity	01/27/21	430,200	37,556,460	(443,106)
Goldman Sachs International	iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.47)% (1 Month USD LIBOR + 0.33%)	At Maturity	02/01/21	265,600	36,687,328	(1,168,640)
						$254,660,823	$(2,030,526)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	121,120,000	BRL	07/01/21	$28,823,148	$23,240,671	$5,582,477
Goldman Sachs International	40,300,000	BRL	07/01/21	9,441,256	7,732,819	1,708,437
JPMorgan Chase Bank, N.A.	18,300,000	BRL	07/01/21	4,347,310	3,511,429	835,881
Citibank N.A., New York	912,456,000	JPY	07/01/21	8,984,580	8,856,788	127,792
Barclays Bank plc	843,421,500	JPY	07/01/21	8,292,415	8,186,702	105,713
Citibank N.A., New York	51,080,000	CAD	01/14/21	40,178,870	40,158,553	20,317
Goldman Sachs International	79,700,000	MXN	01/07/21	4,021,799	4,007,171	14,628
BNP Paribas	8,650,000	CAD	01/20/21	6,802,748	6,800,758	1,990
Morgan Stanley Capital Services LLC	4,995,000	EUR	03/30/21	6,116,078	6,115,323	755
Citibank N.A., New York	3,750,000	CAD	01/20/21	2,948,896	2,948,306	590
Barclays Bank plc	908,000	CAD	01/08/21	714,023	713,837	186
Citibank N.A., New York	456,000	JPY	01/04/21	4,450	4,416	34
Barclays Bank plc	421,500	JPY	01/04/21	4,106	4,082	24
Citibank N.A., New York	1,875	ILS	02/01/21	531	584	(53)
BNP Paribas	3,400,000	CAD	01/28/21	2,672,432	2,673,246	(814)
BNP Paribas	4,535,000	CAD	01/27/21	3,564,075	3,565,619	(1,544)
Goldman Sachs International	4,860,000	CAD	01/14/21	3,819,238	3,820,880	(1,642)
Bank of America, N.A.	684,200	ILS	02/01/21	199,912	213,298	(13,386)
UBS AG	2,175,000,000	JPY	01/25/21	21,009,966	21,069,851	(59,885)
UBS AG	2,266,550,000	JPY	01/06/21	21,877,241	21,951,079	(73,838)
JPMorgan Chase Bank, N.A.	4,424,000	CAD	01/05/21	3,368,637	3,477,933	(109,296)
Bank of America, N.A.	5,454,000	ILS	04/30/21	1,586,157	1,703,784	(117,627)
Citibank N.A., New York	56,300,000	SEK	03/17/21	6,652,330	6,850,736	(198,406)
Citibank N.A., New York	17,585,000	EUR	01/15/21	21,275,643	21,492,539	(216,896)
Bank of America, N.A.	13,124,200	ILS	01/31/22	3,890,957	4,126,442	(235,485)
UBS AG	456,100,000	MXN	02/18/21	22,581,075	22,824,951	(243,876)
Citibank N.A., New York	12,524,000	ILS	04/30/21	3,658,245	3,912,392	(254,147)
UBS AG	4,452,850,000	JPY	01/12/21	42,815,866	43,128,453	(312,587)
UBS AG	20,000,000	CAD	02/04/21	15,388,238	15,725,570	(337,332)
JPMorgan Chase Bank, N.A.	23,240,000	CAD	01/27/21	17,834,189	18,272,323	(438,134)
Barclays Bank plc	13,850,000	CAD	01/06/21	10,441,876	10,888,252	(446,376)
UBS AG	467,000,000	MXN	01/28/21	22,736,523	23,423,597	(687,074)
Goldman Sachs International	42,231,650	ILS	01/31/22	12,500,228	13,278,255	(778,027)
Goldman Sachs International	11,989,250	EUR	07/30/21	13,927,012	14,719,081	(792,069)
Barclays Bank plc	25,000,000	CAD	01/05/21	18,839,587	19,653,779	(814,192)
Goldman Sachs International	194,400,000	BRL	04/01/21	36,483,062	37,408,165	(925,103)
UBS AG	201,560,000	SEK	01/20/21	23,567,626	24,511,447	(943,821)
JPMorgan Chase Bank, N.A.	1,207,000,000	MXN	01/14/21	59,633,504	60,637,252	(1,003,748)
Barclays Bank plc	34,670,000	EUR	01/15/21	41,077,109	42,373,974	(1,296,865)
JPMorgan Chase Bank, N.A.	21,006,375	EUR	07/30/21	24,244,928	25,789,315	(1,544,387)
UBS AG	1,199,400,000	MXN	02/25/21	58,245,638	59,978,293	(1,732,655)
Citibank N.A., New York	10,157,000,000	JPY	01/06/21	96,528,142	98,368,493	(1,840,351)
Goldman Sachs International	196,647,000	ILS	04/30/21	57,843,529	61,430,864	(3,587,335)
JPMorgan Chase Bank, N.A.	102,060,000	EUR	01/15/21	120,862,653	124,738,617	(3,875,964)
Goldman Sachs International	218,667,533	ILS	02/01/21	63,610,504	68,169,333	(4,558,829)
						$(19,042,920)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Barclays Bank plc	32,995,625	EUR	07/30/21	$35,907,159	$40,508,396	$4,601,237
Goldman Sachs International	117,465,319	ILS	02/01/21	32,919,631	36,619,667	3,700,036
Goldman Sachs International	55,355,850	ILS	01/31/22	15,359,559	17,404,697	2,045,138
Goldman Sachs International	45,495,450	ILS	04/30/21	12,689,087	14,212,395	1,523,308
JPMorgan Chase Bank, N.A.	45,495,450	ILS	04/30/21	12,819,231	14,212,395	1,393,164
UBS AG	101,888,289	ILS	02/01/21	30,458,320	31,763,548	1,305,228
UBS AG	1,199,400,000	MXN	02/25/21	59,048,402	59,978,293	929,891
JPMorgan Chase Bank, N.A.	1,755,877,500	JPY	07/01/21	16,249,098	17,043,490	794,392
UBS AG	467,000,000	MXN	01/28/21	23,074,217	23,423,597	349,380
JPMorgan Chase Bank, N.A.	23,240,000	CAD	01/27/21	17,971,064	18,272,323	301,259
BNP Paribas	456,100,000	MXN	02/18/21	22,697,188	22,824,951	127,763
Citibank N.A., New York	119,515,000	BRL	07/01/21	22,919,925	22,932,701	12,776
JPMorgan Chase Bank, N.A.	877,500	JPY	01/04/21	8,074	8,498	424
UBS AG	1,207,000,000	MXN	01/14/21	60,688,979	60,637,252	(51,727)
JPMorgan Chase Bank, N.A.	60,205,000	BRL	07/01/21	11,667,635	11,552,217	(115,418)
						$16,916,851

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2020.
[3]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,849,724,816 (cost $1,830,312,074), or 42.6% of total net assets.
[6]	Perpetual maturity.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $92,047,634 (cost $92,179,625), or 2.1% of total net assets — See Note 6.
[9]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2020. See table below for additional step information for each security.
[10]	Security is an interest-only strip.
[11]	Rate indicated is the effective yield at the time of purchase.
[12]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2020.
[13]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

BRL — Brazilian Real

CAD — Canadian Dollar

CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

EUR — Euro

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

SEK — Swedish Krona

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Preferred Stocks	$—	$5,006,256	$—	$5,006,256
Exchange-Traded Funds	265,193,568	—	—	265,193,568
Mutual Funds	88,294,780	—	—	88,294,780
Money Market Fund	96,879,914	—	—	96,879,914
Corporate Bonds	—	1,322,721,489	12,490,522	1,335,212,011
Asset-Backed Securities	—	1,034,141,021	114,400,848	1,148,541,869
Collateralized Mortgage Obligations	—	684,701,442	107	684,701,549
Foreign Government Debt	—	594,417,315	—	594,417,315
Senior Floating Rate Interests	—	58,197,534	5,007,625	63,205,159
Municipal Bonds	—	13,616,925	—	13,616,925
Repurchase Agreements	—	45,000,000	—	45,000,000
Options Purchased	—	5,512,400	—	5,512,400
Credit Default Swap Agreements**	—	335,304	—	335,304
Interest Rate Swap Agreements**	—	6,345,233	—	6,345,233
Forward Foreign Currency Exchange Contracts**	—	25,482,820	—	25,482,820
Fixed Income Index Swap Agreements**	—	57,150	—	57,150
Total Assets	$450,368,262	$3,795,534,889	$131,899,102	$4,377,802,253

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$27,608,889	$—	$27,608,889
Fixed Income Index Swap Agreements**	—	2,087,676	—	2,087,676
Unfunded Loan Commitments (Note 5)	—	—	63,675	63,675
Total Liabilities	$—	$29,696,565	$63,675	$29,760,240

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$79,247,769	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	25,000,000	Model Price	Purchase Price	—	—
Asset-Backed Securities	10,153,079	Yield Analysis	Yield	2.2%-2.3%	2.3%
Collateralized Mortgage Obligations	107	Model Price	Purchase Price	—	—
Corporate Bonds	12,490,522	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	5,007,625	Third Party Pricing	Broker Quote	—	—
Total Assets	$131,899,102

Liabilities:
Unfunded Loan Commitments	$63,675	Model Price	Purchase Price	–	–

Significant changes in a quote or yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2020, the Fund had securities with a total value of $28,503,043 transfer into Level 3 from Level 2 due to lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2020:

	Assets					Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$98,361,270	$28,023,753	$4,682,550	$-	$131,067,573	$(163,932)
Purchases/(Receipts)	25,000,000	116	7,812,241	198,500	33,010,857	-
(Sales, maturities and paydowns)/Fundings	(32,900,000)	(27,773,798)	-	-	(60,673,798)	77,447
Amortization of premiums/discounts	-	(32)	(10,146)	27	(10,151)	-
Total realized gains (losses) included in earnings	-	(19)	-	-	(19)	-
Total change in unrealized appreciation (depreciation) included in earnings	244,660	(249,913)	5,877	973	1,597	22,810
Transfers into Level 3	23,694,918	-	-	4,808,125	28,503,043	-
Ending Balance	$114,400,848	$107	$12,490,522	$5,007,625	$131,899,102	$(63,675)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2020	$244,660	$(3)	$5,877	$973	$251,507	$22,810

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
CSMC Trust 2020-NQM1, 1.41% due 05/25/65	2.41%	09/26/24	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Verus Securitization Trust 2020-5, 1.58% due 05/25/65	2.58%	10/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2020, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			2.88%
01/04/21	$45,000,000	$45,000,300	4/30/2025	$446,100	$497,896

			U.S. Treasury Note
			2.13%
			5/15/2025	41,953,600	45,402,449
				42,399,700	45,900,345

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,379,083	$174,400	$–	$–	$(11,767)	$29,541,716	1,183,562	$171,531
Guggenheim Strategy Fund III	29,499,318	150,135	–	–	35,379	29,684,832	1,182,663	146,725
Guggenheim Ultra Short Duration Fund — Institutional Class	28,983,105	85,038	–	–	89	29,068,232	2,912,649	83,500
	$87,861,506	$409,573	$–	$–	$23,701	$88,294,780		$401,756

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 4.0%
Financial - 3.9%
Pershing Square Tontine Holdings, Ltd. — Class A*	6,864,930	$190,295,859
Gores Holdings VI, Inc.*	1,497,010	15,868,306
Aequi Acquisition Corp.*	999,157	10,091,486
Total Financial		216,255,651
Utilities - 0.1%
TexGen Power LLC††	180,169	6,095,658
Consumer, Non-cyclical - 0.0%
ATD New Holdings, Inc.*,††	42,478	991,139
Chef Holdings, Inc.*,†††	9,061	766,413
Cengage Learning Holdings II, Inc.*,††	21,660	167,865
Targus Group International Equity, Inc.*,†††,1	12,773	26,194
Save-A-Lot*,†††	22,703	–
Total Consumer, Non-cyclical		1,951,611
Energy - 0.0%
Maverick Natural Resources, LLC*,†††	7,168	902,260
Summit Midstream Partners, LP*	7,062	88,204
Permian Production Partners LLC*,†††	563,442	–
Total Energy		990,464
Technology - 0.0%
Qlik Technologies, Inc. - Class A*,†††	177	227,120
Qlik Technologies, Inc. - Class B*,†††	43,738	–
Total Technology		227,120
Industrial - 0.0%
API Heat Transfer Parent LLC*,†††	1,024,936	79,544
BP Holdco LLC*,†††,1	37,539	13,236
Vector Phoenix Holdings, LP*,†††	37,539	3,644
Total Industrial		96,424
Total Common Stocks
(Cost $172,942,840)		225,616,928

PREFERRED STOCKS†† - 2.8%
Financial - 2.6%
Public Storage, 4.63%	966,000	26,217,240
Wells Fargo & Co., 4.70%	982,000	25,905,160
Bank of America Corp., 4.38%*	736,000	19,540,800
Prudential Financial, Inc., 4.13% due 09/01/60	686,800	18,186,464
Public Storage, 4.13%	365,600	9,918,728
First Republic Bank, 4.13%	369,600	9,772,224
CNO Financial Group, Inc., 5.13% due 11/25/60*	324,000	8,511,480
American Financial Group, Inc., 4.50% due 09/15/60	300,800	8,383,296
Assurant, Inc., 5.25% due 01/15/61*	258,000	7,058,880
W R Berkley Corp., 4.25% due 09/30/60	249,200	6,548,976
Selective Insurance Group, Inc., 4.60%*	246,000	6,356,640
Total Financial		146,399,888
Government - 0.2%
Farmer Mac, 5.75%	378,000	10,156,860
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	218	111,460
Total Preferred Stocks
(Cost $146,724,412)		156,668,208

WARRANTS† - 0.1%
Pershing Square Tontine Holdings, Ltd.
$23.00, 07/24/25*	762,770	7,322,592
Total Warrants
(Cost $4,331,771)		7,322,592

EXCHANGE-TRADED FUNDS† - 0.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	251,415	34,727,954
Total Exchange-Traded Funds
(Cost $34,529,756)		34,727,954

MUTUAL FUNDS† - 0.8%
Guggenheim Alpha Opportunity Fund — Institutional Class[1]	1,003,137	25,429,535
Guggenheim Risk Managed Real Estate Fund — Institutional Class[1]	615,156	18,934,487
Total Mutual Funds
(Cost $45,910,793)		44,364,022

CLOSED-END FUNDS† - 1.5%
BlackRock Corporate High Yield Fund, Inc.	2,543,550	29,072,777
BlackRock Credit Allocation Income Trust	845,406	12,435,922
Blackstone Strategic Credit Fund	912,346	11,386,078
Guggenheim Strategic Opportunities Fund[1]	527,233	10,228,320
Eaton Vance Limited Duration Income Fund	687,996	8,620,590
Ares Dynamic Credit Allocation Fund, Inc.	457,045	6,531,173
BlackRock Debt Strategies Fund, Inc.	393,714	4,114,311
Western Asset High Income Opportunity Fund, Inc.	351,176	1,738,321
Total Closed-End Funds
(Cost $63,488,757)		84,127,492

MONEY MARKET FUNDS† - 2.6%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[3]	144,720,879	144,720,879
Western Asset Institutional U.S. Treasury Reserves Institutional Shares, 0.01%[3]	1,063,470	1,063,470
Total Money Market Funds
(Cost $145,784,349)		145,784,349

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 40.0%
Financial - 10.0%
NFP Corp.
7.00% due 05/15/25[4]	21,300,000	$22,897,500
6.88% due 08/15/28[4]	17,500,000	18,684,400
Markel Corp.
6.00%[2,5]	32,370,000	35,809,312
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	22,640,000	24,705,221
5.30% due 01/15/29	6,950,000	8,040,802
Wilton RE Ltd.
6.00%†††,2,4,5	31,350,000	32,479,540
Charles Schwab Corp.
4.00%[2,5]	16,400,000	17,261,000
5.38%[2,5]	12,950,000	14,423,062
Iron Mountain, Inc.
5.63% due 07/15/32[4]	25,025,000	27,590,062
4.50% due 02/15/31[4]	2,025,000	2,121,188
Equitable Holdings, Inc.
4.95%[2,5]	24,550,000	26,115,062
Host Hotels & Resorts, LP
3.50% due 09/15/30[6]	24,000,000	25,285,036
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4,6]	21,150,000	24,845,373
American International Group, Inc.
4.38% due 06/30/50[6]	18,150,000	23,765,032
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[7]	21,450,000	23,648,625
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[4]	21,650,000	22,461,875
Hampton Roads PPV LLC
6.62% due 06/15/53[4]	16,900,000	19,779,817
Pershing Square Holdings Ltd.
3.25% due 11/15/30[4]	15,100,000	15,259,758
First American Financial Corp.
4.00% due 05/15/30[6]	11,760,000	13,480,148
United Shore Financial Services LLC
5.50% due 11/15/25[4]	12,600,000	13,293,000
MetLife, Inc.
3.85%[2,5]	12,200,000	12,871,000
Fidelity National Financial, Inc.
3.40% due 06/15/30[6]	11,450,000	12,574,071
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	11,550,000	12,466,465
Citigroup, Inc.
4.00%[2,5]	12,000,000	12,315,000
OneMain Finance Corp.
4.00% due 09/15/30	11,650,000	12,088,157
Ares Finance Company II LLC
3.25% due 06/15/30[4,6]	11,000,000	11,644,850
Allianz SE
3.50%[2,4,5]	9,500,000	9,678,125
QBE Insurance Group Ltd.
5.88%[2,4,5]	7,550,000	8,248,375
Atlas Mara Ltd.
8.00% due 01/04/21†††	14,400,000	8,121,600
CIT Group, Inc.
3.93% due 06/19/24[5]	7,150,000	7,561,125
PartnerRe Finance B LLC
4.50% due 10/01/50[5]	6,460,000	6,767,836
Lincoln National Corp.
4.38% due 06/15/50	5,080,000	6,547,058
American Equity Investment Life Holding Co.
5.00% due 06/15/27	4,813,000	5,436,095
Bank of New York Mellon Corp.
4.70%[2,5]	4,500,000	4,962,600
Macquarie Bank Ltd.
3.62% due 06/03/30[4]	4,350,000	4,762,225
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[4]	3,850,000	3,936,625
SBA Communications Corp.
3.88% due 02/15/27[4]	3,650,000	3,833,595
AmWINS Group, Inc.
7.75% due 07/01/26[4]	3,400,000	3,651,260
Univest Financial Corp.
3.76% (3 Month USD LIBOR + 3.54%) due 03/30/25[8]	2,500,000	2,489,697
HUB International Ltd.
7.00% due 05/01/26[4]	500,000	522,895
Total Financial		562,424,467
Consumer, Cyclical - 8.1%
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	41,320,000	47,706,103
Marriott International, Inc.
4.63% due 06/15/30	10,900,000	12,790,923
5.75% due 05/01/25	8,440,000	9,872,279
3.50% due 10/15/32	8,150,000	8,912,711
Live Nation Entertainment, Inc.
6.50% due 05/15/27[4]	17,785,000	19,892,878
3.75% due 01/15/28[4]	7,500,000	7,578,000
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[4]	24,150,000	26,360,023
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[4]	23,200,000	24,478,552
5.75% due 05/01/28[4]	400,000	435,000
Walgreens Boots Alliance, Inc.
3.20% due 04/15/30[6]	12,750,000	13,850,400
4.10% due 04/15/50	9,957,000	10,539,298
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]	22,200,000	22,498,146
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4,6]	19,700,000	21,177,500
Hyatt Hotels Corp.
5.38% due 04/23/25	7,350,000	8,306,360
5.75% due 04/23/30[6]	6,530,000	8,027,257

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 40.0% (continued)
Consumer, Cyclical - 8.1% (continued)
Picasso Finance Sub, Inc.
6.13% due 06/15/25[4]	14,974,000	$16,022,180
Wolverine World Wide, Inc.
6.38% due 05/15/25[4]	13,975,000	14,883,375
VF Corp.
2.95% due 04/23/30	13,230,000	14,638,376
Aramark Services, Inc.
6.38% due 05/01/25[4]	11,950,000	12,771,563
5.00% due 02/01/28[4]	795,000	837,731
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	11,725,000	12,399,187
JetBlue Class A Pass Through Trust
4.00% due 11/15/32[6]	11,320,000	12,218,272
Choice Hotels International, Inc.
3.70% due 01/15/31	10,540,000	11,673,261
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[4]	10,475,000	11,313,000
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[4]	10,700,000	11,117,835
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[4]	10,213,000	10,647,052
Boyne USA, Inc.
7.25% due 05/01/25[4]	8,690,000	9,113,638
British Airways Class A Pass Through Trust
4.25% due 11/15/32[4]	7,880,000	8,421,750
Clarios Global, LP
6.75% due 05/15/25[4]	7,150,000	7,704,125
Williams Scotsman International, Inc.
4.63% due 08/15/28[4]	7,376,000	7,634,160
Whirlpool Corp.
4.60% due 05/15/50	5,440,000	7,039,006
WMG Acquisition Corp.
3.88% due 07/15/30[4]	3,900,000	4,144,803
3.00% due 02/15/31[4]	1,875,000	1,837,500
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24	5,010,000	5,116,463
Powdr Corp.
6.00% due 08/01/25[4]	4,300,000	4,525,750
Hanesbrands, Inc.
5.38% due 05/15/25[4]	3,810,000	4,031,056
Air Canada 2020-2 Class A Pass Through Trust
5.25% due 04/01/29[4]	3,735,000	3,990,846
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[4]	3,725,000	3,981,094
Lithia Motors, Inc.
4.38% due 01/15/31[4]	3,175,000	3,405,187
Performance Food Group, Inc.
6.88% due 05/01/25[4]	2,900,000	3,103,000
Allison Transmission, Inc.
3.75% due 01/30/31[4]	2,800,000	2,864,750
Boyd Gaming Corp.
8.63% due 06/01/25[4]	1,700,000	1,890,723
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[4]	1,730,000	1,879,488
Vail Resorts, Inc.
6.25% due 05/15/25[4]	1,075,000	1,147,563
Total Consumer, Cyclical		452,778,164
Consumer, Non-cyclical - 5.3%
Kraft Heinz Foods Co.
4.38% due 06/01/46	6,320,000	6,837,892
5.20% due 07/15/45	5,725,000	6,807,337
4.25% due 03/01/31[4]	5,850,000	6,523,087
5.50% due 06/01/50[4]	4,825,000	6,078,306
5.00% due 06/04/42	2,490,000	2,921,451
DaVita, Inc.
4.63% due 06/01/30[4]	24,560,000	26,064,300
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[4]	20,700,000	22,491,585
5.00% due 04/15/22[4]	959,000	961,522
Kronos Acquisition Holdings Incorporated / KIK Custom Products Inc
7.00% due 12/31/27[4]	10,350,000	10,836,657
5.00% due 12/31/26[4]	5,500,000	5,737,655
Gartner, Inc.
4.50% due 07/01/28[4]	11,625,000	12,264,375
3.75% due 10/01/30[4]	2,400,000	2,529,024
US Foods, Inc.
6.25% due 04/15/25[4]	13,300,000	14,214,375
Molina Healthcare, Inc.
3.88% due 11/15/30[4]	12,250,000	13,138,125
Sotheby's
7.38% due 10/15/27[4]	11,780,000	12,619,325
Acadia Healthcare Company, Inc.
5.50% due 07/01/28[4]	5,850,000	6,283,192
5.00% due 04/15/29[4]	4,190,000	4,472,825
5.63% due 02/15/23	1,840,000	1,844,600
Sabre GLBL, Inc.
7.38% due 09/01/25[4]	7,300,000	7,920,500
5.25% due 11/15/23[4]	2,500,000	2,531,250
9.25% due 04/15/25[4]	1,680,000	1,999,200
AMN Healthcare, Inc.
4.63% due 10/01/27[4]	7,925,000	8,301,992
4.00% due 04/15/29[4]	4,050,000	4,141,125
Post Holdings, Inc.
4.63% due 04/15/30[4]	11,525,000	12,123,839
Avantor Funding, Inc.
4.63% due 07/15/28[4]	11,275,000	11,923,313
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[4]	8,645,000	9,117,103
5.00% due 06/15/28[4]	2,460,000	2,626,050

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 40.0% (continued)
Consumer, Non-cyclical - 5.3% (continued)
Tenet Healthcare Corp.
4.63% due 06/15/28[4]	8,375,000		$8,772,813
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	7,710,000		8,056,950
TreeHouse Foods, Inc.
4.00% due 09/01/28	7,575,000		7,835,391
Smithfield Foods, Inc.
3.00% due 10/15/30[4]	7,000,000		7,406,537
Spectrum Brands, Inc.
5.50% due 07/15/30[4]	5,600,000		6,034,000
Service Corporation International
3.38% due 08/15/30	5,275,000		5,487,108
Vector Group Ltd.
6.13% due 02/01/25[4]	4,715,000		4,794,070
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	2,650,000		2,630,125
5.25% due 04/15/24[4]	1,900,000		2,028,250
Hologic, Inc.
3.25% due 02/15/29[4]	4,350,000		4,426,125
Carriage Services, Inc.
6.63% due 06/01/26[4]	4,011,000		4,286,756
Central Garden & Pet Co.
4.13% due 10/15/30	4,000,000		4,170,000
Altria Group, Inc.
4.45% due 05/06/50	1,670,000		1,974,323
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[4]	1,580,000		1,773,550
Syneos Health, Inc.
3.63% due 01/15/29[4]	1,600,000		1,604,424
WEX, Inc.
4.75% due 02/01/23[4]	1,110,000		1,111,388
Par Pharmaceutical, Inc.
7.50% due 04/01/27[4]	1,000,000		1,085,000
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]	300,000		307,500
Total Consumer, Non-cyclical			297,094,315
Industrial - 4.7%
Boeing Co.
5.15% due 05/01/30[6]	32,030,000		38,764,355
5.81% due 05/01/50[6]	16,010,000		22,064,102
5.71% due 05/01/40[6]	16,010,000		20,776,508
Standard Industries, Inc.
4.38% due 07/15/30[4]	7,125,000		7,621,826
3.38% due 01/15/31[4]	6,400,000		6,432,000
5.00% due 02/15/27[4]	3,525,000		3,683,625
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[4]	16,680,000		17,430,600
BWX Technologies, Inc.
4.13% due 06/30/28[4]	14,400,000		14,994,000
PowerTeam Services LLC
9.03% due 12/04/25[4]	12,060,000		13,418,077
Adevinta ASA
3.00% due 11/15/27	EUR	10,550,000	13,317,313
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[4]	10,175,000		11,141,625
6.25% due 03/15/26[4]	700,000		717,500
Boxer Parent Co., Inc.
6.50% due 10/02/25	EUR	8,500,000	10,965,249
Flowserve Corp.
3.50% due 10/01/30[6]	10,270,000		10,962,594
Howmet Aerospace, Inc.
5.95% due 02/01/37	2,925,000		3,524,625
6.88% due 05/01/25	2,875,000		3,363,750
5.90% due 02/01/27	2,100,000		2,479,323
6.75% due 01/15/28	900,000		1,100,556
GrafTech Finance, Inc.
4.63% due 12/15/28[4]	9,875,000		9,986,094
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.00% due 10/15/27[4]	9,650,000		9,891,250
Vertical US Newco, Inc.
5.25% due 07/15/27[4]	6,850,000		7,261,000
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[4]	6,550,000		6,779,250
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[4]	4,825,000		5,066,250
Harsco Corp.
5.75% due 07/31/27[4]	3,850,000		4,071,375
Graphic Packaging International LLC
3.50% due 03/01/29[4]	3,950,000		4,038,875
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[4]	3,050,000		3,095,750
Hillenbrand, Inc.
5.75% due 06/15/25	2,525,000		2,727,000
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	1,923,000		1,995,112
EnerSys
5.00% due 04/30/23[4]	1,325,000		1,386,281
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[7]	1,221,518		1,104,203
EnPro Industries, Inc.
5.75% due 10/15/26	790,000		839,375
Waste Pro USA, Inc.
5.50% due 02/15/26[4]	400,000		409,000
Hillman Group, Inc.
6.38% due 07/15/22[4]	340,000		337,450

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 40.0% (continued)
Industrial - 4.7% (continued)
JELD-WEN, Inc.
6.25% due 05/15/25[4]	100,000	$108,000
Yamana Gold, Inc.
4.78% due 06/10/23†††	99,699	106,647
Total Industrial		261,960,540
Communications - 4.7%
CSC Holdings LLC
4.13% due 12/01/30[4]	21,250,000	22,219,000
4.63% due 12/01/30[4]	8,270,000	8,631,813
3.38% due 02/15/31[4]	2,975,000	2,919,219
Level 3 Financing, Inc.
4.25% due 07/01/28[4]	29,350,000	30,157,125
3.88% due 11/15/29[4]	2,600,000	2,887,352
Virgin Media Finance plc
5.00% due 07/15/30[4]	21,150,000	21,943,125
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25% due 02/01/31[4]	20,000,000	21,077,200
Altice France S.A.
7.38% due 05/01/26[4]	11,076,000	11,657,490
5.13% due 01/15/29[4]	6,250,000	6,468,750
Booking Holdings, Inc.
3.55% due 03/15/28	10,000,000	11,517,835
4.63% due 04/13/30	3,500,000	4,349,027
ViacomCBS, Inc.
4.95% due 05/19/50[6]	10,340,000	13,393,613
Cable One, Inc.
4.00% due 11/15/30[4]	12,575,000	13,062,281
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	12,100,000	12,478,125
Switch Ltd.
3.75% due 09/15/28[4]	12,100,000	12,281,500
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	11,500,000	12,240,313
Lamar Media Corp.
4.00% due 02/15/30	8,600,000	8,922,500
4.88% due 01/15/29	3,070,000	3,261,875
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	10,150,000	10,606,750
Match Group Holdings II LLC
4.63% due 06/01/28[4]	7,700,000	8,070,562
QualityTech Limited Partnership / QTS Finance Corp.
3.88% due 10/01/28[4]	7,750,000	7,905,000
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	5,650,000	5,876,000
Cengage Learning, Inc.
9.50% due 06/15/24[4]	5,039,000	4,711,465
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[4]	2,288,000	2,082,080
TripAdvisor, Inc.
7.00% due 07/15/25[4]	1,800,000	1,944,000
Telenet Finance Lux Note
5.50% due 03/01/28	1,000,000	1,066,500
Total Communications		261,730,500
Basic Materials - 2.4%
United States Steel Corp.
12.00% due 06/01/25[4]	21,540,000	24,878,700
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]	15,125,000	16,550,834
6.13% due 05/15/28[4]	7,450,000	8,139,125
WR Grace & Company-Conn
4.88% due 06/15/27[4]	13,225,000	14,025,377
Carpenter Technology Corp.
6.38% due 07/15/28	12,005,000	13,248,044
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	11,575,000	12,112,080
Ingevity Corp.
3.88% due 11/01/28[4]	9,625,000	9,697,187
Newcrest Finance Pty Ltd.
4.20% due 05/13/50[4]	7,210,000	8,813,027
HB Fuller Co.
4.25% due 10/15/28	7,750,000	7,943,750
Kaiser Aluminum Corp.
6.50% due 05/01/25[4]	6,050,000	6,473,500
4.63% due 03/01/28[4]	375,000	389,063
Clearwater Paper Corp.
4.75% due 08/15/28[4]	6,575,000	6,805,125
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[4]	2,925,000	3,217,500
ArcelorMittal S.A.
4.55% due 03/11/26	2,450,000	2,752,687
Arconic Corp.
6.00% due 05/15/25[4]	2,225,000	2,375,187
Mirabela Nickel Ltd.
due 06/24/19[7,9]	1,885,418	94,271
Total Basic Materials		137,515,457
Energy - 1.8%
BP Capital Markets plc
4.88%[2,5]	39,360,000	43,913,952
Sabine Pass Liquefaction LLC
4.50% due 05/15/30[4,6]	16,150,000	19,142,232
NuStar Logistics, LP
6.38% due 10/01/30	12,350,000	13,990,080
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	11,943,000	12,519,315
Rattler Midstream, LP
5.63% due 07/15/25[4]	4,125,000	4,357,031
Global Partners Limited Partnership / GLP Finance Corp.
6.88% due 01/15/29[4]	3,900,000	4,221,750
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	1,730,000	2,078,872

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 40.0% (continued)
Energy - 1.8% (continued)
Basic Energy Services, Inc.
10.75% due 10/15/23[7]	1,500,000		$270,000
Total Energy			100,493,232
Technology - 1.6%
NCR Corp.
5.25% due 10/01/30[4]	11,425,000		12,253,313
8.13% due 04/15/25[4]	6,189,000		6,892,318
MSCI, Inc.
3.88% due 02/15/31[4]	15,900,000		16,814,250
Qorvo, Inc.
4.38% due 10/15/29	11,220,000		12,344,468
3.38% due 04/01/31[4]	1,900,000		1,961,750
Black Knight InfoServ LLC
3.63% due 09/01/28[4]	12,000,000		12,285,000
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[4]	11,800,000		12,154,000
BY Crown Parent LLC / BY Bond Finance, Inc.
4.25% due 01/31/26[4]	7,775,000		7,969,375
CDW LLC / CDW Finance Corp.
3.25% due 02/15/29	5,640,000		5,751,108
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% due 03/01/25[4]	2,750,000		2,805,000
Total Technology			91,230,582
Utilities - 1.4%
Midcap Funding XLVI Trust
5.65% due 10/29/24†††	32,750,000		32,754,566
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	21,800,000		21,611,975
AES Corp.
3.95% due 07/15/30[4]	9,760,000		11,032,802
Pattern Energy Operations Limited Partnership / Pattern Energy Operations, Inc.
4.50% due 08/15/28[4]	5,500,000		5,802,500
Terraform Global Operating LLC
6.13% due 03/01/26[4]	5,385,000		5,506,162
Clearway Energy Operating LLC
4.75% due 03/15/28[4]	2,250,000		2,413,125
Total Utilities			79,121,130
Total Corporate Bonds
(Cost $2,089,845,601)			2,244,348,387

SENIOR FLOATING RATE INTERESTS††,8 - 21.6%
Industrial - 4.9%
CapStone Acquisition Holdings, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	21,242,400		21,384,087
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	15,250,000		15,850,545
American Bath Group LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/23/27	15,400,000		15,419,251
Vertical (TK Elevator)
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	EUR	7,000,000	8,598,179
4.57% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	6,533,625		6,555,774
Fugue Finance BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR	12,545,690	15,105,415
TransDigm, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	14,259,187		13,956,179
AI Convoy Luxembourg SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 01/18/27	EUR	11,402,143	13,896,013
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27	13,150,000		13,202,600
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/16/27	13,250,000		13,150,625
Galileo Global Education Finance SARL
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/06/26	EUR	10,800,000	13,104,897
NA Rail Hold Co LLC (Patriot)
5.50% (3 Month USD LIBOR + 5.25%, Rate Floor: 5.25%) due 10/19/26	12,935,014		12,951,183
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	12,691,054		12,416,038
Gardner Denver, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/01/27	10,795,750		10,784,954
Filtration Group Corp.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/25	5,667,771		5,667,771
due 03/31/25	EUR	3,600,000	4,372,698
Service Logic Acquisition, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	9,771,940		9,759,725

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 21.6% (continued)
Industrial - 4.9% (continued)
YAK MAT (YAK ACCESS LLC)
10.24% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	10,290,199		$7,203,139
Berlin Packaging LLC
3.26% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	4,497,578		4,418,331
3.16% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	1,634,759		1,605,954
Diversitech Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	4,149,450		4,104,511
8.50% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25†††	1,000,000		987,500
BWAY Holding Co.
3.48% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	4,862,722		4,686,449
JetBlue Airways Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/17/24	4,553,250		4,673,501
MI Windows And Doors LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/18/27	4,000,000		4,005,000
STS Operating, Inc. (SunSource)
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	3,857,527		3,675,915
Pro Mach Group, Inc.
4.50% (1 Month USD LIBOR + 3.50% and 3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/07/25	3,521,077		3,468,261
Delta Air Lines, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/01/23	2,985,000		3,027,118
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	3,000,000		2,996,250
Titan Acquisition Ltd. (Husky)
3.27% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	2,995,738		2,915,063
DG Investment Intermediate Holdings 2, Inc.
3.75% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 02/03/25	2,740,759		2,706,500
Fortis Solutions Group LLC
6.00% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 12/15/23†††	2,361,526		2,359,164
Douglas Dynamics LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 06/08/26	1,599,136		1,607,132
Tosca Services LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 08/18/27	1,600,000		1,604,672
Bhi Investments LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	1,604,191		1,586,144
SLR Consulting Ltd.
4.27% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	1,190,970		1,161,534
6.48% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	311,616		303,914
4.24% (6 Month USD LIBOR + 4.00% and 6 Month GBP LIBOR + 4.00%, Rate Floor: 4.00%) due 06/23/25†††	GBP	58,680	78,265
LTI Holdings, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	1,466,250		1,421,222
Klockner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/30/22	EUR	1,100,000	1,330,000
API Heat Transfer
12.00% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 11.00%) due 01/01/24†††,10	1,076,191		960,501
12.00% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 11.00%) due 10/02/23†††,10	192,004		174,724
Safety Bidco Ltd.
4.65% (1 Month GBP LIBOR + 4.50%, Rate Floor: 4.50%) due 10/25/24†††	GBP	850,000	1,132,804
ILPEA Parent, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/02/23†††	955,062		939,542

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 21.6% (continued)
Industrial - 4.9% (continued)
Duran Group Holding GMBH
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/29/24†††	EUR	431,184	$508,111
4.25% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/20/24†††	EUR	141,858	167,167
Reynolds Group Holdings, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	660,894		657,589
Hillman Group, Inc.
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	599,244		595,967
Transcendia Holdings, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	570,122		465,602
Gates Global LLC
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/01/24	122,225		121,784
Total Industrial			273,825,264
Consumer, Non-cyclical - 4.4%
US Foods, Inc.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25†††	29,192,188		28,608,344
WellSky Corp.
due 02/09/24†††	12,500,000		12,468,750
due 02/09/25†††	12,450,000		12,201,000
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	20,997,375		21,375,328
Diamond (BC) BV
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 09/06/24†††	10,014,900		9,989,863
3.21% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 09/06/24	6,698,063		6,592,032
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 09/06/24	EUR	397,949	479,566
Packaging Coordinators Midco, Inc.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27	17,050,000		17,050,000
Nidda Healthcare Holding GmbH
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	11,387,239	13,771,964
Sigma Holding BV (Flora Food)
3.50% (1 Month EURIBOR + 3.50% and 6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	11,219,549	13,458,661
Quirch Foods Holdings LLC
6.25% (3 Month USD LIBOR + 5.25% and 6 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 10/27/27	12,250,000		12,158,125
Sunshine Investments BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/28/25	EUR	9,450,000	11,447,040
Kronos Acquisition Holdings, Inc.
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/22/26	11,100,000		11,086,125
HAH Group Holding Co LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	10,970,000		10,874,013
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27†††	10,721,212		10,667,606
Cambrex Corp.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/04/26	10,479,312		10,557,907
Springs Window Fashions
8.65% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	5,500,000		5,235,340
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/16/25	3,146,005		3,115,867
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	7,420,762		7,220,401
AI Aqua Zip Bidco Pty Ltd.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 12/13/23	6,154,117		6,105,541
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 12/13/23†††	350,031		350,031

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 21.6% (continued)
Consumer, Non-cyclical - 4.4% (continued)
Hearthside Group Holdings LLC
3.83% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	5,414,181		$5,312,665
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,116,456		1,098,659
Civitas Solutions, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	3,111,520		3,104,395
4.51% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	141,702		141,378
BCPE Eagle Buyer LLC
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	2,797,054		2,718,960
National Mentor Holdings, Inc.
due 03/09/26	2,316,100		2,310,796
Certara, Inc.
3.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24†††	1,632,713		1,628,631
CTI Foods Holding Co. LLC
8.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) (in-kind rate was 3.00%) due 05/03/24†††,10	765,447		719,520
10.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 6.00%) due 05/03/24†††,10	384,905		350,264
EyeCare Partners LLC
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	1,093,311		1,062,840
Recess Holdings, Inc.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	1,073,995		1,014,925
Moran Foods LLC
11.75% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 10.75%) due 10/01/24†††,10	471,048		409,812
8.00% (3 Month USD LIBOR, Rate Floor: 1.00%) (in-kind rate was 7.00%) due 04/01/24[10]	387,702		386,248
Blue Ribbon LLC
5.00% (1 Month USD LIBOR + 4.00% and 3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/15/21	550,000		517,000
Total Consumer, Non-cyclical			245,589,597
Consumer, Cyclical - 3.7%
Mavis Tire Express Services Corp.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/20/25	15,798,000		15,837,495
3.50% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/20/25	7,484,803		7,338,850
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	20,845,250		20,702,043
BGIS (BIFM CA Buyer, Inc.)
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	18,177,264		18,109,099
Alterra Mountain Co.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 07/31/26	17,527,769		17,593,498
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	15,556,106		15,441,924
BCPE Empire Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/11/26	13,450,000		13,374,411
Packers Sanitation Services, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/04/24	8,100,000		8,094,978
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	5,300,136		5,273,636
CNT Holdings I Corp.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27	12,200,000		12,179,016
Cast & Crew Payroll LLC
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26	10,963,208		10,665,118
Verisure Holding AB
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	EUR	7,421,053	9,088,976

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 – 21.6% (continued)
Consumer, Cyclical - 3.7% (continued)
Accuride Corp.
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	7,750,888		$6,956,422
CPI Acquisition, Inc.
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/17/22	5,602,372		5,109,812
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	4,933,224		4,698,896
Galls LLC
7.75% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††	3,680,527		3,642,944
7.69% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/24†††	323,760		302,100
Alexander Mann
5.34% (6 Month GBP LIBOR + 5.25%, Rate Floor: 5.25%) due 06/16/25	GBP	3,000,000	3,725,763
EnTrans International, LLC
6.15% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	3,884,332		3,709,537
Intrawest Resorts Holdings, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/24	3,758,099		3,700,149
SHO Holding I Corp.
6.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 2.25%) due 04/29/24†††,10	3,661,946		3,149,274
6.23% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) (in-kind rate was 2.23%) due 04/29/24†††,10	39,784		34,214
Adevinta ASA
due 10/22/27	EUR	2,600,000	3,179,123
Checkers Drive-In Restaurants, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	3,330,701		2,704,130
WESCO
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††	2,340,000		2,333,309
Eyemart Express
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 08/05/24	2,299,562		2,282,315
Blue Nile, Inc.
7.50% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	2,887,500		2,064,562
Zephyr Bidco Ltd.
7.52% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP	1,540,417	2,029,593
SP PF Buyer LLC
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	1,651,595		1,587,298
EG Finco Ltd.
4.78% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 02/07/25	GBP	975,000	1,294,849
Belk, Inc.
7.75% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 07/31/25	2,630,022		917,694
K & N Parent, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	956,514		862,230
Apro LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/14/26	695,737		694,867
Navistar Inc.
3.66% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/06/24	496,173		495,057
American Tire Distributors, Inc.
7.00% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	249,634		241,146
8.50% (1 Month USD LIBOR + 7.50% and 3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	163,109		155,035
BBB Industries, LLC
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	266,791		257,454
Total Consumer, Cyclical			209,826,817
Technology - 2.9%
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/10/27	10,980,000		10,952,550
due 12/10/27	9,950,000		9,850,500
Transact Holdings, Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 04/30/26	14,802,799		14,284,701

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 – 21.6% (continued)
Technology - 2.9% (continued)
Provation Software Group, Inc.
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/16/27	13,700,000		$13,494,500
Sportradar Capital SARL
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 11/22/27	EUR	10,600,000	12,930,472
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	12,500,000		12,343,750
Project Boost Purchaser LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/01/26	9,675,750		9,655,624
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	9,625,875		9,641,950
Datix Bidco Ltd.
4.74% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	9,112,505		9,056,590
7.99% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	461,709		458,400
E2open LLC
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 10/29/27	8,000,000		7,975,040
Imprivata, Inc.
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/01/27	7,900,000		7,900,000
Wrench Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/30/26†††	6,750,000		6,733,125
Sabre GLBL, Inc.
due 12/10/27	5,550,000		5,556,938
Epicor Software
5.25% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/30/27	5,436,375		5,462,415
AVS Group GmbH
due 07/17/26	EUR	3,750,000	4,544,309
1A Smart Start LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 08/19/27	4,289,250		4,291,052
Greenway Health LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	3,509,320		3,228,574
Ministry Brands LLC
5.00% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22†††	2,645,325		2,473,379
Aspect Software, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	2,060,003		1,981,043
Boxer Parent Co., Inc.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/02/25	1,787,337		1,777,882
Misys Ltd.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	1,710,544		1,673,665
Neustar, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	1,516,218		1,466,001
Kar Finland Bidco Oy
4.50% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/27/23†††	EUR	1,000,000	1,200,513
Cologix Holdings, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/24	1,200,000		1,186,932
24-7 Intouch, Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25	1,153,253		1,086,941
EIG Investors Corp.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	840,167		839,117
Brave Parent Holdings, Inc.
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	322,519		320,503
Evergood 4 ApS (Nets)
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/25	EUR	225,000	274,327
Total Technology			162,640,793
Communications - 1.9%
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/10/27	27,550,000		27,343,375
Xplornet Communications Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	21,915,075		21,920,554

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 21.6% (continued)
Communications - 1.9% (continued)
Trader Interactive
7.25% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/17/24†††	10,734,261		$10,276,427
7.25% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/15/23†††	138,462		129,968
Liberty Cablevision of Puerto Rico LLC
5.16% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 10/15/26	9,550,000		9,575,880
McGraw-Hill Global Education Holdings LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	9,329,337		9,073,807
Cengage Learning Acquisitions, Inc.
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	8,019,529		7,674,128
Zayo Group Holdings, Inc.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	6,146,447		6,100,349
Recorded Books, Inc.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/29/25	2,943,341		2,922,502
4.75% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 08/29/25	1,200,000		1,200,000
Market Track LLC
5.25% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	4,111,875		3,803,484
Resource Label Group LLC
5.50% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,906,925		1,773,440
9.50% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/26/23†††	1,500,000		1,320,000
Flight Bidco, Inc.
7.65% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26†††	1,000,000		895,000
Nielsen Finance LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 06/04/25	746,250		749,824
Total Communications			104,758,738
Financial - 1.8%
Jefferies Finance LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/30/27	24,488,625		24,427,404
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	13,134,000		13,136,102
PAI Holdco, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/22/27	12,600,000		12,600,000
GT Polaris, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/24/27	11,521,125		11,552,808
USI, Inc.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/02/26	10,274,250		10,242,194
Higginbotham
6.50% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 11/25/26	10,105,491		9,953,909
Teneo Holdings LLC
6.25% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 07/11/25	8,179,450		8,080,642
HUB International Ltd.
2.96% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	5,199,702		5,100,595
Camelia Bidco Banc Civica
4.78% (3 Month GBP LIBOR + 4.75%, Rate Floor: 4.75%) due 10/14/24	GBP	3,000,000	3,977,052
Aretec Group, Inc.
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	3,822,000		3,731,228
Cross Financial Corp.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 09/15/27	1,000,000		1,000,000
AmeriLife Holdings LLC
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	223,876		220,518
Total Financial			104,022,452
Basic Materials - 1.1%
Illuminate Buyer LLC
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/27	12,757,625		12,752,267
LSF11 Skyscraper HoldCo SARL
5.74% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 09/29/27	11,700,314		11,641,812
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	10,124,555		10,103,496

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,8 - 21.6% (continued)
Basic Materials - 1.1% (continued)
Alpha 3 BV
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 01/31/24	7,968,975		$7,934,150
Barentz Midco BV
due 11/25/27	EUR	2,400,000	2,936,950
due 11/25/27	2,000,000		1,985,000
Patriot Container Corp. (Wastequip)
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/25	4,453,904		4,351,820
Pregis TopCo LLC
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 07/31/26	3,800,000		3,771,500
PQ Corp.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/08/27	3,670,492		3,666,675
Invictus MD Strategies Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	2,002,341		1,964,437
Vectra Co.
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	1,641,016		1,599,991
Ascend Performance Materials Operations LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 08/27/26	397,990		398,985
DCG Acquisition Corp.
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	344,209		339,046
American Rock Salt Company LLC
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/25	225,000		224,663
Total Basic Materials			63,670,792
Utilities - 0.7%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	24,578,221		24,593,705
RS Ivy Holdco, Inc.
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 12/23/27	13,700,000		13,563,000
Panda Hummel
7.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 10/27/22	1,216,888		1,155,605
Panda Stonewall
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 11/13/21	725,000		664,281
Granite Generation LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26	526,532		526,753
Total Utilities			40,503,344
Energy - 0.2%
Venture Global Calcasieu Pass LLC
2.53% (1 Month USD LIBOR + 2.38% and 3 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26	6,101,923		5,735,807
SeaPort Financing LLC
5.65% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25†††	3,077,227		2,831,049
Permian Production Partners LLC
9.00% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/23/25†††,10	3,711,175		556,676
Total Energy			9,123,532
Total Senior Floating Rate Interests
(Cost $1,198,776,574)			1,213,961,329

ASSET-BACKED SECURITIES†† - 18.3%
Collateralized Loan Obligations - 10.2%
Tralee CLO III Ltd.
2017-3A, 1.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 10/20/27[4,8]	31,000,000		30,684,662
BXMT Ltd.
2020-FL2, 1.80% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/16/37[4,8]	15,640,000		15,394,776
2020-FL2, 2.10% (1 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 02/16/37[4,8]	8,000,000		7,893,342
2020-FL3, 2.95% (1 Month USD LIBOR + 2.80%, Rate Floor: 2.80%) due 03/15/37[4,8]	7,350,000		7,361,066
Diamond CLO Ltd.
2018-1A, 2.82% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[4,8]	13,500,000		13,126,536
2018-1A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 07/22/30[4,8]	11,000,000		10,903,330

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.3% (continued)
Collateralized Loan Obligations - 10.2% (continued)
2018-1A, 3.92% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[4,8]	5,000,000	$4,804,540
2019-1A, 3.82% (3 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 04/25/29[4,8]	1,322,000	1,309,157
KREF Funding V LLC
1.90% due 06/25/26†††	27,000,000	25,985,646
0.15% due 06/25/26†††	73,636,363	63,327
NewStar Clarendon Fund CLO LLC
2019-1A, 2.27% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 01/25/27[4,8]	14,050,000	13,819,472
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[4,8]	6,052,154	6,046,258
2019-1A, 3.27% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[4,8]	4,500,000	4,422,700
2015-1A, 4.57% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[4,8]	1,300,000	1,284,767
Golub Capital Partners CLO Ltd.
2018-36A, 2.33% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[4,8]	20,000,000	18,642,856
2018-39A, 2.42% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[4,8]	5,000,000	4,856,175
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[4]	12,000,000	11,947,556
2015-1A, 4.40% due 11/12/30[4]	10,000,000	10,075,635
Treman Park CLO Ltd.
2015-1A, due 10/20/28[4,11]	32,400,000	20,775,879
MidOcean Credit CLO VII
2020-7A, 2.44% (3 Month USD LIBOR + 2.20%, Rate Floor: 0.00%) due 07/15/29[4,8]	21,000,000	20,606,800
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/20/29[4,8]	19,500,000	19,131,462
BDS Ltd.
2019-FL3, 2.45% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 12/15/35[4,8]	18,300,000	17,963,708
Crown Point CLO III Ltd.
2017-3A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[4,8]	15,000,000	14,867,337
Cerberus Loan Funding XXX, LP
2020-3A, 3.87% (3 Month USD LIBOR + 3.65%, Rate Floor: 3.65%) due 01/15/33[4,8]	14,500,000	14,500,000
LoanCore Issuer Ltd.
2019-CRE2, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[4,8]	12,850,000	12,800,312
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[11]	18,099,521	12,643,252
OZLM XIII Ltd.
2018-13A, 2.31% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 07/30/27[4,8]	12,650,000	12,377,883
Lake Shore MM CLO III LLC
2020-1A, 3.43% (3 Month USD LIBOR + 3.20%, Rate Floor: 3.20%) due 10/15/29[4,8]	12,200,000	12,149,409
Palmer Square Loan Funding Ltd.
2018-4A, 2.12% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 11/15/26[4,8]	9,050,000	8,945,911
2018-5A, 2.12% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/20/27[4,8]	3,000,000	2,970,649
MP CLO VIII Ltd.
2018-2A, 2.12% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[4,8]	11,950,000	11,589,094
Atlas Senior Loan Fund IX Ltd.
2018-9A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 04/20/28[4,8]	10,250,000	9,880,798
2018-9A, due 04/20/28[4,11]	9,600,000	1,235,069

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.3% (continued)
Collateralized Loan Obligations - 10.2% (continued)
TCP Waterman CLO Ltd.
2016-1A, 3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 12/15/28[4,8]	11,000,000	$10,964,137
Mountain Hawk II CLO Ltd.
2018-2A, 2.57% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[4,8]	8,250,000	8,208,704
2013-2A, 3.37% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[4,8]	2,750,000	2,585,268
Telos CLO Ltd.
2017-6A, 2.82% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/17/27[4,8]	7,500,000	7,471,703
2017-6A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[4,8]	2,022,864	2,021,422
Carlyle Global Market Strategies CLO Ltd.
2017-2A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/18/29[4,8]	3,500,000	3,378,178
2012-3A, due 01/14/32[4,11]	6,400,000	2,143,962
2013-3X SUB, due 10/15/30[11]	4,938,326	1,723,476
2018-1A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/20/27[4,8]	1,150,000	1,105,545
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[4,11]	9,500,000	8,145,770
Marathon CLO V Ltd.
2017-5A, 1.66% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[4,8]	7,920,233	7,812,698
2013-5A, due 11/21/27[4,11]	5,500,000	312,950
Flagship CLO VIII Ltd.
2018-8A, 2.03% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[4,8]	8,025,000	7,965,782
Avery Point VI CLO Ltd.
2018-6A, 2.23% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[4,8]	8,000,000	7,895,291
Venture XIV CLO Ltd.
2020-14A, 2.47% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29[4,8]	8,000,000	7,761,894
Newstar Commercial Loan Funding LLC
2017-1A, 3.74% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 03/20/27[4,8]	7,500,000	7,449,561
Octagon Loan Funding Ltd.
2014-1A, due 11/18/31[4,11]	19,435,737	7,209,535
Voya CLO Ltd.
2013-1A, due 10/15/30[4,11]	28,970,307	7,159,953
ACIS CLO Ltd.
2014-4A, 2.76% (3 Month USD LIBOR + 2.55%, Rate Floor: 0.00%) due 05/01/26[4,8]	3,600,000	3,586,441
2015-6A, 3.58% (3 Month USD LIBOR + 3.37%, Rate Floor: 0.00%) due 05/01/27[4,8]	3,250,000	3,239,308
Marathon CRE Ltd.
2018-FL1, 3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[4,8]	6,000,000	5,680,890
2018-FL1, 2.75% (1 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 06/15/28[4,8]	650,000	630,840
Monroe Capital CLO Ltd.
2017-1A, 3.82% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[4,8]	3,000,000	2,909,486
2017-1A, 1.57% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[4,8]	2,899,701	2,899,124
Silvermore CLO Ltd.
2014-1A, 3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 05/15/26[4,8]	5,500,000	5,487,095
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[4,11]	7,895,000	5,249,378
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[4]	5,250,000	5,218,109
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[4,11]	11,700,000	5,182,740

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.3% (continued)
Collateralized Loan Obligations - 10.2% (continued)
Sudbury Mill CLO Ltd.
2017-1A, 2.67% (3 Month USD LIBOR + 2.45%, Rate Floor: 0.00%) due 01/17/26[4,8]	5,000,000	$4,963,417
Hull Street CLO Ltd.
2014-1A, 3.82% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/18/26[4,8]	5,785,000	4,679,912
Jackson Mill CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[4,8]	4,150,000	4,014,419
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[4,11]	13,790,000	4,001,237
Madison Park Funding XVI Ltd.
2016-16A, 2.87% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 04/20/26[4,8]	4,000,000	3,990,681
WhiteHorse X Ltd.
2015-10A, 5.52% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[4,8]	4,980,000	3,700,774
Adams Mill CLO Ltd.
2014-1A, 5.24% (3 Month USD LIBOR + 5.00%, Rate Floor: 0.00%) due 07/15/26[4,8]	4,000,000	3,387,643
KVK CLO Ltd.
2013-1A, due 01/14/28[4,11]	11,900,000	3,051,803
Mountain Hawk III CLO Ltd.
2014-3A, 3.02% (3 Month USD LIBOR + 2.80%, Rate Floor: 0.00%) due 04/18/25[4,8]	3,000,000	2,989,567
AMMC CLO XI Ltd.
2012-11A, due 04/30/31[4,11]	5,650,000	2,648,254
BNPP IP CLO Ltd.
2014-2A, 5.46% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[4,8]	5,762,768	2,574,333
Denali Capital CLO XI Ltd.
2018-1A, 2.37% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[4,8]	2,500,000	2,429,021
Exantas Capital Corporation Ltd.
2019-RSO7, 1.65% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/36[4,8]	1,500,000	1,479,006
KKR CLO 19 Ltd.
2017-19, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 10/15/30[4,8]	1,350,000	1,326,234
Dryden Senior Loan Fund
due 01/15/31[11]	1,897,598	1,001,031
Babson CLO Ltd.
2014-IA, due 07/20/25[4,11]	11,900,000	881,790
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[4,11]	1,500,000	650,488
West CLO Ltd.
2013-1A, due 11/07/25[4,11]	5,300,000	402,800
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 08/15/23[4,8]	248,566	248,381
TICP CLO III-2 Ltd.
2018-3R, 1.06% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[4,8]	239,957	239,837
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,11]	8,150,000	239,610
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,11]	4,219,178	54,132
Total Collateralized Loan Obligations		571,412,974
Transport-Aircraft - 4.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[4]	22,729,557	21,604,533
2017-1, 3.97% due 07/15/42	22,014,031	20,615,217
2016-1, 4.45% due 08/15/41	11,119,258	10,574,071
2019-1A, 3.97% due 04/15/39[4]	3,894,425	3,703,574
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	50,354,543	45,417,764
AASET Trust
2017-1A, 3.97% due 05/16/42[4]	28,241,274	26,191,065
2020-1A, 4.34% due 01/16/40[4]	6,611,667	5,669,519

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 18.3% (continued)
Transport-Aircraft - 4.6% (continued)
Raspro Trust
2005-1A, 1.14% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[4,8]	29,279,491		$28,518,985
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	22,823,071		21,863,815
2017-1, 6.30% due 02/15/42[4]	5,395,449		4,365,655
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[4]	22,644,455		21,912,378
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[4]	17,719,955		16,740,387
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[4]	9,117,555		7,422,551
2020-1A, 3.23% due 03/15/40[4]	676,393		654,822
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[4]	6,320,250		6,023,025
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]	5,177,238		4,998,110
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	4,201,557		4,097,181
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[4,12]	4,331,647		3,956,825
Stripes Aircraft Ltd.
2013-1 A1, 3.66% due 03/20/23†††	3,393,530		3,012,284
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[7]	1,972,901		1,598,190
2013-1A, 6.38% due 12/13/48[7]	1,467,369		892,559
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††,7,9	2,097,481		210
Total Transport-Aircraft			259,832,720
Whole Business - 1.0%
TSGE
2017-1, 6.25% due 09/25/31†††	42,550,000		44,344,313
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/07/49[4]	3,441,375		3,348,768
2019-1A, 4.19% due 06/07/49[4]	2,094,750		2,066,094
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	2,726,125		2,940,126
Drug Royalty III Limited Partnership 1
2017-1A, 2.74% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/15/27[4,8]	801,469		801,282
Wendy's Funding LLC
2018-1A, 3.88% due 03/15/48[4]	388,000		411,703
2015-1A, 4.50% due 06/15/45[4]	47,375		48,068
Total Whole Business			53,960,354
Financial - 0.8%
Aesf Vi Verdi LP
2.15% due 11/25/24†††	EUR	21,000,000	25,546,391
Nassau LLC
2019-1, 3.98% due 08/15/34[4]	17,872,670		18,191,660
Station Place Securitization Trust Series
2020-WL1, 3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 0.00%) due 06/25/51†††,7,8	2,600,000		2,600,000
Total Financial			46,338,051
Infrastructure - 0.7%
VB-S1 Issuer LLC
2020-1A, 6.66% due 06/15/50[4]	23,700,000		25,436,945
2020-1A, 4.09% due 06/15/50[4]	5,183,000		5,373,849
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 4.70% due 06/15/48[7]	6,686,223		6,763,229
Total Infrastructure			37,574,023
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 3 Ltd.
2021-3A, 3.47% due 01/28/39[4]	14,250,000		14,265,853
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/35[4]	9,200,000		9,182,206
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[7,8]	2,120,675		2,113,898

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.3% (continued)
Collateralized Debt Obligations - 0.5% (continued)
Banco Bradesco SA
2014-1, 5.44% due 03/12/26†††	1,864,895	$1,833,564
Total Collateralized Debt Obligations		27,395,521
Diversified Payment Rights - 0.3%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	15,300,000	16,453,958
Net Lease - 0.2%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[4]	10,550,000	10,856,154
Insurance - 0.0%
J.G. Wentworth XLI LLC
2018-1A, 4.70% due 10/15/74[4]	400,000	432,564
Total Asset-Backed Securities
(Cost $1,039,299,009)		1,024,256,319

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.1%
Residential Mortgage Backed Securities - 9.9%
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 12/25/36[8]	25,547,849	16,466,731
2006-WMC3, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[8]	11,140,962	8,953,414
2006-HE3, 0.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 11/25/36[8]	7,103,943	6,285,109
2006-WMC4, 0.27% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[8]	8,793,795	5,634,583
2006-WMC4, 0.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 12/25/36[8]	3,718,324	2,363,662
Lehman XS Trust Series
2006-16N, 0.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[8]	18,087,931	17,892,141
2006-18N, 0.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[8]	14,626,051	14,660,070
2006-10N, 0.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 07/25/46[8]	4,001,682	3,947,481
RALI Series Trust
2006-QO6, 0.51% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46[8]	34,165,115	11,986,503
2007-QO2, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[8]	16,087,215	8,458,960
2006-QO8, 0.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 10/25/46[8]	6,517,944	6,248,277
2006-QO6, 0.61% (1 Month USD LIBOR + 0.46%, Rate Floor: 0.46%) due 06/25/46[8]	8,889,297	3,183,928
2006-QO2, 0.69% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46[8]	6,691,716	2,164,525
2006-QO6, 0.67% (1 Month USD LIBOR + 0.52%, Rate Floor: 0.52%) due 06/25/46[8]	5,608,389	2,016,689
2006-QO2, 0.83% (1 Month USD LIBOR + 0.68%, Rate Floor: 0.68%) due 02/25/46[8]	3,580,636	1,216,590
2006-QO2, 0.59% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[8]	240,011	74,790
WaMu Asset-Backed Certificates WaMu Series
2007-HE2, 0.51% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[8]	27,387,152	14,251,869
2007-HE2, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[8]	20,868,768	10,527,221
2007-HE4, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[8]	8,157,246	6,784,401
2007-HE4, 0.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[8]	2,565,741	1,899,210

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.1% (continued)
Residential Mortgage Backed Securities - 9.9% (continued)
LSTAR Securities Investment Limited
2019-5, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[4,8]	32,685,628	$32,313,505
Long Beach Mortgage Loan Trust
2006-6, 0.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/36[8]	15,812,409	8,382,734
2006-8, 0.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 09/25/36[8]	18,796,822	7,615,683
2006-4, 0.47% (1 Month USD LIBOR + 0.32%, Rate Floor: 0.32%) due 05/25/36[8]	11,618,381	5,175,795
2006-1, 0.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 02/25/36[8]	4,460,174	3,796,239
2006-6, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 07/25/36[8]	4,923,793	2,533,706
2006-8, 0.24% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[8]	5,093,585	2,013,328
2006-6, 0.25% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 07/25/36[8]	2,850,279	1,444,545
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[8]	30,630,336	29,978,743
FKRT
2020-C2A, 3.25% due 12/30/23[7]	26,210,000	26,227,470
American Home Mortgage Assets Trust
2006-1, 0.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 05/25/46[8]	10,599,988	9,843,791
2006-6, 0.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[8]	11,780,028	9,742,183
2006-3, 1.55% (1 Year CMT Rate + 0.94%, Rate Floor: 0.94%) due 10/25/46[8]	6,608,736	5,381,260
CIM Trust
2018-R2, 3.69% (WAC) due 08/25/57[4,8]	24,882,392	24,901,883
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[4,12]	24,506,295	24,668,794
Ameriquest Mortgage Securities Trust
2006-M3, 0.32% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[8]	23,882,425	16,475,841
2006-M3, 0.25% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[8]	15,177,600	6,675,459
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 0.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[8]	24,712,230	11,523,716
2006-2, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[8]	18,852,339	8,680,504
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 0.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[8]	23,043,767	14,115,810
2006-HE6, 0.25% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 09/25/36[8]	4,887,024	2,326,876
2007-HE4, 0.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[8]	4,256,182	1,837,498
IXIS Real Estate Capital Trust
2007-HE1, 0.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 05/25/37[8]	25,873,323	8,915,934
2007-HE1, 0.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37[8]	18,330,885	6,421,747
GSAA Home Equity Trust
2006-3, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[8]	13,875,274	9,443,175

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.1% (continued)
Residential Mortgage Backed Securities - 9.9% (continued)
2006-9, 0.63% (1 Month USD LIBOR + 0.48%, Rate Floor: 0.48%) due 06/25/36[8]	9,079,522	$3,958,228
2007-7, 0.69% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37[8]	1,091,482	1,063,865
GSAMP Trust
2007-NC1, 0.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[8]	22,369,234	14,167,295
Master Asset Backed Securities Trust
2006-WMC3, 0.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[8]	11,798,941	5,564,100
2006-HE3, 0.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 08/25/36[8]	10,436,080	4,303,693
2006-HE3, 0.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36[8]	8,774,251	3,674,240
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 0.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 03/25/37[8]	13,636,404	12,345,805
Nationstar Home Equity Loan Trust
2007-C, 0.32% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/37[8]	11,818,424	11,481,300
Home Equity Loan Trust
2007-FRE1, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[8]	10,670,465	9,992,327
Alternative Loan Trust
2007-OA7, 0.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[8]	9,919,944	9,231,340
First NLC Trust
2007-1, 0.43% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[4,8]	7,986,623	5,085,407
2007-1, 0.22% (1 Month USD LIBOR + 0.07%, Rate Floor: 0.07%) due 08/25/37[4,8]	6,056,512	3,730,376
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE1, 0.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[8]	8,955,411	5,734,996
2007-HE4, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[8]	3,593,474	2,630,005
ACE Securities Corporation Home Equity Loan Trust Series
2007-ASP1, 0.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 03/25/37[8]	12,719,200	8,034,374
HSI Asset Securitization Corporation Trust
2007-HE1, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/25/37[8]	7,285,947	6,084,550
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.45% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[8]	5,426,275	4,548,161
Morgan Stanley Mortgage Loan Trust
2006-9AR, 0.45% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 08/25/36[8]	9,890,648	4,047,082
LSTAR Securities Investment Trust
2019-1, 1.86% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[4,8]	3,760,073	3,773,530
Nomura Resecuritization Trust
2015-4R, 1.71% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[4,8]	3,261,193	3,242,342
Alliance Bancorp Trust
2007-OA1, 0.39% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[8]	2,919,301	2,628,431

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 11.1% (continued)
Residential Mortgage Backed Securities - 9.9% (continued)
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[4,8]	1,117,016		$1,039,457
Morgan Stanley Re-REMIC Trust
2010-R5, 1.57% due 06/26/36[4]	869,399		782,140
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[8]	585,241		570,887
GreenPoint Mortgage Funding Trust
2007-AR1, 0.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47†††,8	1,795		1,795
Total Residential Mortgage Backed Securities			553,168,099
Commercial Mortgage Backed Securities - 0.6%
GS Mortgage Securities Corporation Trust
2017-STAY, 2.56% (1 Month USD LIBOR + 2.40%, Rate Floor: 2.15%) due 07/15/32[4,8]	16,531,000		15,545,853
2020-UPTN, 3.25% (WAC) due 02/10/37[4,8]	8,256,000		7,766,617
2020-DUNE, 2.66% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36[4,8]	7,340,000		6,420,146
2020-DUNE, 2.06% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36[4,8]	2,750,000		2,471,048
BX Commercial Mortgage Trust
2019-XL, 2.46% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 10/15/36[4,8]	2,221,357		2,203,446
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	1,019,831		1,019,439
Total Commercial Mortgage Backed Securities			35,426,549
Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.96% (WAC) due 11/25/52[4,8,13]	163,350,763		9,767,935
2015-R1, 0.29% (WAC) due 11/25/55[4,8,13]	66,347,648		4,642,152
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,4	9,000,000		11,516,761
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[4]	5,640,742		6,545,371
Total Military Housing			32,472,219
Total Collateralized Mortgage Obligations
(Cost $659,362,097)			621,066,867

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
0.08% due 03/18/21[14]	20,050,000		20,047,154
0.09% due 01/07/21[14]	9,200,000		9,199,977
0.10% due 03/04/21[14]	4,760,000		4,759,454
0.09% due 02/11/21[14]	2,650,000		2,649,832
0.10% due 01/21/21[14]	1,500,000		1,499,968
0.09% due 01/14/21[14]	1,000,000		999,988
Total U.S. Treasury Bills
(Cost $39,155,159)			39,156,373

SENIOR FIXED RATE INTERESTS††† - 0.1%
Communications - 0.1%
MHGE Parent LLC
11.00% due 04/20/22	4,976,125		4,413,442
Consumer, Cyclical - 0.0%
WESCO
5.25% due 06/14/24	CAD	3,930,000	3,080,740
Total Senior Fixed Rate Interests
(Cost $7,919,230)			7,494,182

REPURCHASE AGREEMENTS††,15 - 1.2%
J.P. Morgan Securities LLC
issued 12/31/20 at 0.06% due 01/04/21	65,000,000		65,000,000
Total Repurchase Agreements
(Cost $65,000,000)			65,000,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.4%
Call options on:
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	2,186,900,000	$11,021,976
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	1,067,900,000	5,382,216
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	1,157,800,000	4,075,456
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	463,200,000	2,334,528
Bank of America, N.A. 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	82,200,000	289,344
Total OTC Options Purchased
(Cost $10,589,112)		23,103,520
Total Investments - 105.8%
(Cost $5,723,659,460)		$5,936,998,522

	Contracts
OTC OPTIONS WRITTEN† - 0.0%
Call options on:
Citibank N.A., New York Pershing Square Tontine Holdings Ltd. Expiring June 2021 with strike price of $35.00 (Notional Value $2,772)	1	(465)
Citibank N.A., New York Pershing Square Tontine Holdings Ltd. Expiring December 2021 with strike price of $35.00 (Notional Value $41,580)	15	(11,175)
Citibank N.A., New York Pershing Square Tontine Holdings Ltd. Expiring December 2021 with strike price of $30.00 (Notional Value $504,504)	182	(154,700)
Citibank N.A., New York Pershing Square Tontine Holdings Ltd. Expiring December 2021 with strike price of $40.00 (Notional Value $759,528)	274	(172,620)
Total OTC Options Written
(Premiums received $283,563)		(338,960)
Other Assets & Liabilities, net - (5.8)%		(326,662,291)
Total Net Assets - 100.0%		$5,609,997,271

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	239	Feb 2021	$45,498,430	$2,910,149

Commodity Futures Contracts Sold Short†
WTI Crude Futures Contracts	1,020	Jan 2021	49,419,000	(784,580)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$460,920,000	$42,990,405	$18,567,809	$24,422,596

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
J.P. Morgan Securities LLC	LCH	Pay	3-Month ILS TELBOR	0.92%	Quarterly	11/15/27	ILS	159,859,000	$50,177	$–	$50,177

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.20% (1 Month USD LIBOR + 0.05%)	Monthly	05/06/21	1,205,000	$105,196,500	$3,446,300
Barclays Bank plc	iShares iBoxx $ High Yield Corporate Bond ETF	0.45% (1 Month USD LIBOR + 0.30%)	Monthly	01/12/21	605,000	52,816,500	2,967,525
Barclays Bank plc	iShares iBoxx $ High Yield Corporate Bond ETF	0.39% (1 Month USD LIBOR + 0.24%)	Monthly	04/15/21	756,920	66,079,116	1,740,916
Citibank N.A., New York	iShares iBoxx $ High Yield Corporate Bond ETF	0.35% (1 Month USD LIBOR + 0.20%)	Monthly	05/12/21	1,058,620	92,417,526	1,503,240
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.40% (1 Month USD LIBOR + 0.25%)	Monthly	04/12/21	604,000	52,729,200	1,419,400
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.28% (1 Month USD LIBOR + 0.13%)	Monthly	05/06/21	600,000	52,380,000	1,242,000
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	0.35% (1 Month USD LIBOR + 0.20%)	Monthly	05/21/21	605,000	52,816,500	738,100
						$474,435,342	$13,057,481
OTC Equity Index Swap Agreements††
BNP Paribas	VanEck Vectors Gold Miners ETF	0.40% (1 Month USD LIBOR + 0.25%)	Monthly	04/16/21	1,053,640	37,952,113	(5,204,981)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	178,600,000	BRL	07/01/21	$42,785,007	$34,270,011	$8,514,996
Citibank N.A., New York	122,150,000	BRL	07/01/21	29,677,306	23,438,308	6,238,998
Citibank N.A., New York	6,320,158,500	JPY	07/01/21	62,232,010	61,346,852	885,158
Barclays Bank plc	6,018,007,500	JPY	07/01/21	59,168,297	58,414,012	754,285
Goldman Sachs International	8,850,000	BRL	07/01/21	2,073,328	1,698,150	375,178
Morgan Stanley Capital Services LLC	20,977,000	EUR	03/30/21	25,685,077	25,681,906	3,171
Citibank N.A., New York	3,158,500	JPY	01/04/21	30,823	30,589	234
Barclays Bank plc	3,007,500	JPY	01/04/21	29,300	29,127	173
Citibank N.A., New York	1,052	ILS	02/01/21	298	328	(30)
Citibank N.A., New York	3,973,000	CAD	01/15/21	3,123,171	3,123,547	(376)
Morgan Stanley Capital Services LLC	176,450	ILS	01/25/21	54,356	54,997	(641)
Bank of America, N.A.	383,900	ILS	02/01/21	112,169	119,680	(7,511)
Barclays Bank plc	684,673	ILS	08/02/21	204,027	214,283	(10,256)
JPMorgan Chase Bank, N.A.	2,395,000	EUR	01/15/21	2,909,528	2,927,190	(17,662)
Bank of America, N.A.	7,363,900	ILS	01/31/22	2,183,190	2,315,319	(132,129)
Bank of America, N.A.	9,084,000	GBP	01/15/21	12,064,052	12,423,986	(359,934)
Goldman Sachs International	90,872,000	EUR	01/15/21	110,337,540	111,064,546	(727,006)
Goldman Sachs International	38,713,300	ILS	04/30/21	11,336,278	12,093,709	(757,431)
Goldman Sachs International	57,434,200	ILS	01/31/22	17,016,599	18,058,161	(1,041,562)
Barclays Bank plc	92,228,427	ILS	08/01/22	27,935,310	29,082,771	(1,147,461)
Bank of America, N.A.	79,971,800	ILS	04/30/21	23,698,472	24,982,516	(1,284,044)
Goldman Sachs International	72,830,756	ILS	02/01/21	21,256,016	22,704,897	(1,448,881)
Goldman Sachs International	32,149,325	EUR	07/30/21	37,345,459	39,469,402	(2,123,943)
JPMorgan Chase Bank, N.A.	29,016,000	EUR	07/30/21	33,489,397	35,622,651	(2,133,254)
Citibank N.A., New York	193,819,000	ILS	04/30/21	56,980,495	60,547,421	(3,566,926)
						$2,013,146

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	312,504,100	ILS	04/30/21	$87,609,812	$97,623,644	$10,013,832
Goldman Sachs International	61,165,325	EUR	07/30/21	70,187,210	75,092,053	4,904,843
Goldman Sachs International	92,228,427	ILS	08/01/22	24,775,937	29,082,771	4,306,834
Goldman Sachs International	64,798,100	ILS	01/31/22	17,651,727	20,373,480	2,721,753
Goldman Sachs International	73,215,708	ILS	02/01/21	20,494,850	22,824,906	2,330,056
Goldman Sachs International	684,673	ILS	08/02/21	183,706	214,282	30,576
Morgan Stanley Capital Services LLC	44,000	CAD	01/15/21	34,607	34,592	(15)
JPMorgan Chase Bank, N.A.	6,166,000	JPY	01/04/21	59,867	59,716	(151)
Citibank N.A., New York	309,600,000	BRL	07/01/21	59,488,074	59,406,470	(81,604)
JPMorgan Chase Bank, N.A.	12,338,166,000	JPY	07/01/21	120,472,255	119,760,865	(711,390)
						$23,514,734

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Perpetual maturity.
[3]	Rate indicated is the 7-day yield as of December 31, 2020.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,456,946,228 (cost $2,391,775,796), or 43.8% of total net assets.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[6]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At December 31, 2020, the total market value of segregated or earmarked securities was $291,971,343 — See Note 2.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $65,552,265 (cost $68,714,687), or 1.2% of total net assets — See Note 6.
[8]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[9]	Security is in default of interest and/or principal obligations.
[10]	Payment-in-kind security.
[11]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[12]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2020. See table below for additional step information for each security.
[13]	Security is an interest-only strip.
[14]	Rate indicated is the effective yield at the time of purchase.
[15]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BofA — Bank of America

BRL — Brazilian Real

CAD — Canadian Dollar

CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EURIBOR — European Interbank Offered Rate

EUR — Euro

GBP — British Pound

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LCH — London Clearing House

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

PPV — Public-Private Venture

REMIC — Real Estate Mortgage Investment Conduit

SARL — Société à Responsabilité Limitée

TELBOR — Tel Aviv Interbank Offered Rate

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$216,343,855	$7,254,662	$2,018,411	$225,616,928
Preferred Stocks	—	156,556,748	111,460	156,668,208
Warrants	7,322,592	—	—	7,322,592
Exchange-Traded Funds	34,727,954	—	—	34,727,954
Mutual Funds	44,364,022	—	—	44,364,022
Closed-End Funds	84,127,492	—	—	84,127,492
Money Market Funds	145,784,349	—	—	145,784,349
Corporate Bonds	—	2,149,274,059	95,074,328	2,244,348,387
Senior Floating Rate Interests	—	1,082,401,314	131,560,015	1,213,961,329
Asset-Backed Securities	—	904,416,626	119,839,693	1,024,256,319
Collateralized Mortgage Obligations	—	609,548,311	11,518,556	621,066,867
U.S. Treasury Bills	—	39,156,373	—	39,156,373
Senior Fixed Rate Interests	—	—	7,494,182	7,494,182
Repurchase Agreements	—	65,000,000	—	65,000,000
Options Purchased	—	23,103,520	—	23,103,520
Commodity Futures Contracts**	2,910,149	—	—	2,910,149
Credit Default Swap Agreements**	—	24,422,596	—	24,422,596
Interest Rate Swap Agreements**	—	50,177	—	50,177
Credit Index Swap Agreements**	—	13,057,481	—	13,057,481
Forward Foreign Currency Exchange Contracts**	—	41,080,087	—	41,080,087
Total Assets	$535,580,413	$5,115,321,954	$367,616,645	$6,018,519,012

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$338,960	$—	$—	$338,960
Commodity Futures Contracts**	784,580	—	—	784,580
Equity Index Swap Agreements**	—	5,204,981	—	5,204,981
Forward Foreign Currency Exchange Contracts**	—	15,552,207	—	15,552,207
Unfunded Loan Commitments (Note 5)	—	—	727,572	727,572
Total Liabilities	$1,123,540	$20,757,188	$727,572	$22,608,300

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $215,633,419 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$86,344,662	Yield Analysis	Yield	2.0%-3.7%	3.0%
Asset-Backed Securities	30,895,031	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	2,600,000	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	11,516,761	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,795	Model Price	Purchase Price	—	—
Common Stocks	2,018,411	Enterprise Value	Valuation Multiple	2.5x-19.2x	7.4x
Corporate Bonds	86,952,728	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	8,121,600	Model Price	Purchase Price	—	—
Preferred Stocks	111,460	Yield Analysis	Yield	18.2%	—
Senior Fixed Rate Interests	4,413,442	Enterprise Value	Valuation Multiple	8.0x	—
Senior Fixed Rate Interests	3,080,740	Yield Analysis	Yield	5.3%	—
Senior Floating Rate Interests	83,692,765	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	18,843,038	Yield Analysis	Yield	4.7%-8.2%	5.6%
Senior Floating Rate Interests	13,401,513	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	10,862,380	Model Price	Market Comparable Yields	5.5%-5.9%	5.5%
Senior Floating Rate Interests	2,555,310	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	2,205,009	Enterprise Value	Valuation Multiple	9.4x-19.2x	14.4x
Total Assets	$367,616,645
Liabilities:
Unfunded Loan Commitments	$727,572	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiples would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level, if such a quote or price cannot be supported with other available market information.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2020, the Fund had securities with a total value of $101,269,775 transfer into Level 3 from Level 2 due to lack of observable inputs and had securities with a total value of $23,165,929 transfer into Level 2 from Level 3 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2020:

	Assets								Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$136,219,530	$54,252,847	$22,823,465	$74,589,734	$8,060,143	$110,798	$6,285,245	$302,341,762	$(1,311,693)
Purchases/(Receipts)	-	1,828	31,350,000	44,145,316	-	-	276,125	75,773,269	(148,496)
(Sales, maturities and paydowns)/Fundings	(33,708,584)	(41,538,858)	(35,573)	(17,704,542)	-	-	(7,533)	(92,995,090)	533,023
Amortization of premiums/discounts	1,890	(4,985)	208	28,860	-	-	8,062	34,035	(11,375)
Total realized gains (losses) included in earnings	-	(76)	-	(11,601,897)	-	-	(77)	(11,602,050)	32,780
Total change in unrealized appreciation (depreciation) included in earnings	2,197,365	(1,192,200)	1,164,265	12,804,495	53,926	662	932,360	15,960,873	178,189
Transfers into Level 3	25,985,646	-	40,876,166	34,407,963	-	-	-	101,269,775	-
Transfers out of Level 3	(10,856,154)	-	(1,104,203)	(5,109,914)	(6,095,658)	-	-	(23,165,929)	-
Ending Balance	$119,839,693	$11,518,556	$95,074,328	$131,560,015	$2,018,411	$111,460	$7,494,182	$367,616,645	$(727,572)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2020	$2,301,773	$(818,431)	$1,159,509	$(474,262)	$(6,071)	$662	$(386,974)	$1,776,206	$193,195

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, subject to minimum amounts to initiate a margin call, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2020, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Strip
0.06%			0.00%
01/04/21	$65,000,000	$65,000,433	5/15/2024	$66,869,862	$66,300,466

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income	Capital Gain Distributions
Common Stocks
BP Holdco LLC*	$13,236	$–	$–	$–	$–	$13,236	37,539	$–	$–
Targus Group International Equity, Inc.*	26,242	–	–	–	(48)	26,194	12,773	–	–
Closed-End Funds
Guggenheim Strategic Opportunities Fund	9,279,301	–	–	–	949,019	10,228,320	527,233	288,027	–
Mutual Funds
Guggenheim Alpha Opportunity Fund — Institutional Class	24,454,689	280,945	–	–	693,901	25,429,535	1,003,137	280,945	–
Guggenheim Risk Managed Real Estate Fund — Institutional Class	17,551,325	1,128,629	–	–	254,533	18,934,487	615,156	122,389	1,006,240
	$51,324,793	$1,409,574	$–	$–	$1,897,405	$54,631,772		$691,361	$1,006,240

*	Non-income producing security.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 57.5%
REITs - 54.0%
REITs-Diversified - 10.6%
Safehold, Inc.[1]	20,471	$1,483,943
Gaming and Leisure Properties, Inc.[1]	34,770	1,474,248
Apartment Income REIT Corp.*	36,539	1,403,463
VICI Properties, Inc.[1]	44,142	1,125,621
American Tower Corp. — Class A	4,503	1,010,743
Colony Capital, Inc.	158,948	764,540
Total REITs-Diversified		7,262,558
REITs-Warehouse/Industries – 9.9%
Innovative Industrial Properties, Inc.[1]	9,224	1,689,191
Terreno Realty Corp.[1]	28,144	1,646,706
Prologis, Inc.	13,742	1,369,528
CyrusOne, Inc.	14,714	1,076,329
First Industrial Realty Trust, Inc.	25,128	1,058,643
Total REITsWarehouse/Industries		6,840,397
REITs-Health Care - 8.2%
Ventas, Inc.[1]	33,397	1,637,789
Sabra Health Care REIT, Inc.[1]	79,718	1,384,702
Welltower, Inc.	20,767	1,341,964
Healthpeak Properties, Inc.[1]	42,391	1,281,480
Total REITs-Health Care		5,645,935
REITs-Office Property - 8.0%
JBG SMITH Properties	43,877	1,372,034
Kilroy Realty Corp.[1]	23,056	1,323,414
Highwoods Properties, Inc.[1]	32,978	1,306,918
Boston Properties, Inc.	8,461	799,818
American Assets Trust, Inc.	23,167	669,063
Total REITs-Office Property		5,471,247
REITs-Apartments - 6.3%
Equity Residential	22,283	1,320,936
AvalonBay Communities, Inc.	8,072	1,294,991
UDR, Inc.	26,254	1,008,941
Invitation Homes, Inc.	23,002	683,159
Total REITs-Apartments		4,308,027
REITs-Manufactured Homes - 3.6%
Sun Communities, Inc.[1]	11,881	1,805,318
Equity LifeStyle Properties, Inc.	11,216	710,646
Total REITs-Manufactured Homes		2,515,964
REITs-Shopping Centers - 3.0%
Weingarten Realty Investors[1]	66,954	1,450,893
Urban Edge Properties	48,946	633,361
Total REITs-Shopping Centers		2,084,254
REITs-Single Tenant - 2.4%
NETSTREIT Corp.	49,625	967,191
National Retail Properties, Inc.	16,740	685,001
Total REITs-Single Tenant		1,652,192
REITs-Storage - 2.0%
Public Storage	5,989	1,383,040
Total REITs		37,163,614
Lodging - 3.5%
Casino Hotels - 3.5%
Wynn Resorts Ltd.	12,238	1,380,813
Las Vegas Sands Corp.[1]	17,278	1,029,769
Total Casino Hotels		2,410,582
Total Lodging		2,410,582
Total Common Stocks
(Cost $36,835,084)		39,574,196

MONEY MARKET FUND† - 49.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 0.01%[2]	33,756,379	33,756,379
Total Money Market Fund
(Cost $33,756,379)		33,756,379
Total Investments - 106.6%
(Cost $70,591,463)		$73,330,575
Other Assets & Liabilities, net - (6.6)%		(4,556,056)
Total Net Assets - 100.0%		$68,774,519

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Receive	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Depreciation
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Custom Basket	(0.11)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$18,677,983	$(1,103,600)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.21)% (Federal Funds Rate - 0.30%)	At Maturity	07/22/24	18,677,983	(1,108,118)
					$37,355,966	$(2,211,718)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Crown Castle International Corp.	3,104	(2.65)%	$22,370
Omega Healthcare Investors, Inc.	18,151	(3.53)%	21,263
Equinix, Inc.	462	(1.77)%	13,529
PS Business Parks, Inc.	3,793	(2.70)%	11,159
Cousins Properties, Inc.	19,608	(3.52)%	9,212
Retail Opportunity Investments Corp.	25,171	(1.80)%	6,976
Duke Realty Corp.	17,059	(3.65)%	6,706
Mid-America Apartment Communities, Inc.	5,530	(3.75)%	5,088
American Campus Communities, Inc.	7,962	(1.82)%	4,150
Spirit Realty Capital, Inc.	8,437	(1.81)%	1,987
Camden Property Trust	6,892	(3.69)%	(1,150)
Independence Realty Trust, Inc.	25,297	(1.82)%	(2,975)
CoreSite Realty Corp.	4,197	(2.82)%	(4,080)
Physicians Realty Trust	29,155	(2.78)%	(4,224)
Brixmor Property Group, Inc.	21,319	(1.89)%	(5,327)
Global Net Lease, Inc.	14,118	(1.30)%	(9,871)
Life Storage, Inc.	5,806	(3.71)%	(11,562)
American Homes 4 Rent — Class A	23,180	(3.72)%	(14,415)
Easterly Government Properties, Inc.	18,352	(2.23)%	(15,592)
Four Corners Property Trust, Inc.	8,893	(1.42)%	(21,770)
Healthcare Trust of America, Inc. — Class A	19,754	(2.91)%	(24,369)
Industrial Logistics Properties Trust	14,438	(1.80)%	(34,402)
Hudson Pacific Properties, Inc.	14,688	(1.89)%	(36,138)
Paramount Group, Inc.	44,362	(2.15)%	(48,057)
Douglas Emmett, Inc.	11,781	(1.84)%	(61,849)
Columbia Property Trust, Inc.	18,583	(1.43)%	(63,156)
Essential Properties Realty Trust, Inc.	24,434	(2.77)%	(68,662)
Washington Real Estate Investment Trust	27,858	(3.23)%	(70,060)
VEREIT, Inc.	14,187	(2.87)%	(96,593)
Kennedy-Wilson Holdings, Inc.	33,585	(3.22)%	(109,288)
STORE Capital Corp.	16,648	(3.03)%	(136,552)
Retail Properties of America, Inc. — Class A	69,134	(3.17)%	(192,025)
Monmouth Real Estate Investment Corp.	58,970	(5.43)%	(196,255)
Total Financial			(1,125,932)
Exchange-Traded Funds
Vanguard Real Estate ETF	12,177	(5.54)%	40,486
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	6,704	(2.67)%	(8,866)
Choice Hotels International, Inc.	6,420	(3.67)%	(13,806)
Total Consumer, Cyclical			(22,672)
Total MS Equity Short Custom Basket			$(1,108,118)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Crown Castle International Corp.	3,104	(2.65)%	$22,537
Omega Healthcare Investors, Inc.	18,151	(3.53)%	21,249
Equinix, Inc.	462	(1.77)%	12,670
PS Business Parks, Inc.	3,793	(2.70)%	10,394
Cousins Properties, Inc.	19,608	(3.52)%	9,199
Retail Opportunity Investments Corp.	25,171	(1.80)%	7,365
Duke Realty Corp.	17,059	(3.65)%	6,849
Mid-America Apartment Communities, Inc.	5,530	(3.75)%	5,300
American Campus Communities, Inc.	7,962	(1.82)%	4,281
Spirit Realty Capital, Inc.	8,437	(1.81)%	2,256
Camden Property Trust	6,892	(3.69)%	(1,094)
Independence Realty Trust, Inc.	25,297	(1.82)%	(3,022)
CoreSite Realty Corp.	4,197	(2.82)%	(4,012)
Physicians Realty Trust	29,155	(2.78)%	(4,127)
Brixmor Property Group, Inc.	21,319	(1.89)%	(5,129)
Global Net Lease, Inc.	14,118	(1.30)%	(9,167)
Life Storage, Inc.	5,806	(3.71)%	(11,427)
American Homes 4 Rent — Class A	23,180	(3.72)%	(14,272)
Easterly Government Properties, Inc.	18,352	(2.23)%	(15,552)
Four Corners Property Trust, Inc.	8,893	(1.42)%	(21,649)
Healthcare Trust of America, Inc. — Class A	19,754	(2.91)%	(24,211)
Industrial Logistics Properties Trust	14,438	(1.80)%	(34,301)
Hudson Pacific Properties, Inc.	14,688	(1.89)%	(35,788)
Paramount Group, Inc.	44,362	(2.15)%	(47,709)
Douglas Emmett, Inc.	11,781	(1.84)%	(61,752)
Columbia Property Trust, Inc.	18,583	(1.43)%	(63,017)
Essential Properties Realty Trust, Inc.	24,434	(2.77)%	(68,424)
Washington Real Estate Investment Trust	27,858	(3.23)%	(69,575)
VEREIT, Inc.	14,187	(2.87)%	(96,285)
Kennedy-Wilson Holdings, Inc.	33,585	(3.22)%	(109,351)
STORE Capital Corp.	16,648	(3.03)%	(136,515)
Retail Properties of America, Inc. — Class A	69,134	(3.17)%	(191,511)
Monmouth Real Estate Investment Corp.	58,970	(5.43)%	(195,669)
Total Financial			(1,121,459)
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	6,704	(2.67)%	(8,962)
Choice Hotels International, Inc.	6,420	(3.67)%	(13,739)
Total Consumer, Cyclical			(22,701)
Exchange-Traded Funds
Vanguard Real Estate ETF	12,177	(5.54)%	40,560
Total GS Equity Short Custom Basket			$(1,103,600)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2020.
[2]	Rate indicated is the 7-day yield as of December 31, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,574,196	$—	$—	$39,574,196
Money Market Fund	33,756,379	—	—	33,756,379
Total Assets	$73,330,575	$—	$—	$73,330,575

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$2,211,718	$—	$2,211,718

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.8%
iShares Short-Term National Muni Bond ETF	26,950	$2,913,565
Total Exchange-Traded Funds
(Cost $2,913,103)		2,913,565

CLOSED-END FUNDS† - 12.7%
BlackRock MuniEnhanced Fund, Inc.	66,207	793,160
BlackRock Municipal Income Quality Trust	52,126	790,752
BlackRock MuniVest Fund, Inc.	85,350	784,366
Nuveen California Quality Municipal Income Fund	49,986	757,788
DWS Municipal Income Trust	53,020	616,622
BlackRock MuniHoldings Investment Quality Fund	39,210	552,077
Eaton Vance Municipal Income Trust	40,499	541,877
Invesco Trust for Investment Grade Municipals	38,486	508,400
Nuveen AMT-Free Municipal Credit Income Fund	29,838	500,682
BNY Mellon Strategic Municipals, Inc.	57,486	488,056
Nuveen Quality Municipal Income Fund	30,461	468,185
Nuveen AMT-Free Quality Municipal Income Fund	29,451	444,710
Invesco Municipal Trust	34,522	442,572
BlackRock MuniYield Quality Fund, Inc.	25,824	426,096
Invesco Advantage Municipal Income Trust II	37,459	425,160
BlackRock MuniHoldings California Quality Fund, Inc.	22,663	339,945
BlackRock MuniYield California Quality Fund, Inc.	19,586	293,104
Nuveen California AMT-Free Quality Municipal Income Fund	18,593	293,026
Invesco Municipal Opportunity Trust	13,972	179,121
BlackRock Municipal Income Trust	9,687	149,858
Total Closed-End Funds
(Cost $9,085,413)		9,795,557

MONEY MARKET FUND† - 0.3%
Dreyfus AMT-Free Tax Exempt Cash Management Fund — Institutional Shares, 0.01%[1]	255,143	255,143
Total Money Market Fund
(Cost $255,143)		255,143

	Face Amount
MUNICIPAL BONDS†† - 81.9%
California - 24.1%
Stockton Unified School District General Obligation Unlimited
due 08/01/33[2]	$2,000,000	1,599,720
due 08/01/37[2]	810,000	578,794
due 08/01/42[2]	250,000	152,587
El Camino Healthcare District General Obligation Unlimited
due 08/01/29[2]	2,500,000	2,250,375
City of Los Angeles Department of Airports Revenue Bonds
5.00% due 05/15/39	1,000,000	1,304,900
5.00% due 05/15/44	100,000	125,240
San Bernardino Community College District General Obligation Unlimited
4.00% due 08/01/49	1,000,000	1,149,320
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/21	1,000,000	1,033,740
Sierra Joint Community College District School Facilities District No. 1 General Obligation Unlimited
due 08/01/31[2]	705,000	601,203
due 08/01/30[2]	415,000	362,469
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
due 08/01/42[3,4]	1,000,000	955,080
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[2]	1,300,000	736,190
Sonoma Valley Unified School District General Obligation Unlimited
4.00% due 08/01/44	600,000	707,808
Compton Unified School District General Obligation Unlimited
due 06/01/40[2]	1,000,000	575,730
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/40	250,000	291,365
5.00% due 10/01/33	200,000	251,580
Los Angeles Department of Water & Power Power System Revenue Bonds
5.00% due 07/01/43	500,000	533,770
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	533,168
San Diego Unified School District General Obligation Unlimited
due 07/01/39[2]	1,000,000	520,290
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	378,990
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	300,000	333,882

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 81.9% (continued)
California - 24.1% (continued)
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	$165,000	$172,974
5.00% due 08/01/40	120,000	139,142
Delhi Unified School District General Obligation Unlimited
5.00% due 08/01/44	250,000	301,050
Riverside County Redevelopment Successor Agency Tax Allocation
due 10/01/37[3,4]	250,000	284,978
Freddie Mac Multifamily ML Certificates Revenue Bonds
2.49% due 07/25/35	246,729	268,360
Gustine Unified School District General Obligation Unlimited
5.00% due 08/01/41	220,000	265,681
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	195,000	249,534
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	237,748
Upland Unified School District General Obligation Unlimited
due 08/01/38[2]	400,000	231,568
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue Bonds
3.45% due 12/01/39	200,000	220,542
Stanton Redevelopment Agency Successor Agency Tax Allocation
5.00% due 12/01/40	180,000	217,067
Culver Redevelopment Agency Successor Agency Tax Allocation
due 11/01/23[2]	195,000	191,966
Westside Elementary School District General Obligation Unlimited
5.00% due 08/01/48	155,000	189,979
Rio Hondo Community College District General Obligation Unlimited
due 08/01/29[2]	200,000	179,266
Freddie Mac Multifamily VRD Certificates Revenue Bonds
2.40% due 10/15/29	150,000	161,238
Coast Community College District General Obligation Unlimited
due 08/01/40[2]	250,000	147,522
Buena Park School District General Obligation Unlimited
5.00% due 08/01/47	100,000	120,570
Roseville Joint Union High School District General Obligation Unlimited
due 08/01/30[2]	100,000	87,508
McKinleyville Union School District General Obligation Unlimited
due 08/01/21[2]	40,000	3,724
Total California		18,646,618
Texas - 14.3%
Denton County Housing Finance Corp. Revenue Bonds
2.15% due 11/01/38	2,000,000	2,082,380
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/45	1,250,000	1,565,532
5.00% due 01/01/27	200,000	240,464
6.25% due 01/01/21	25,000	25,000
Ysleta Independent School District General Obligation Unlimited
4.00% due 08/15/52	1,400,000	1,676,626
Cleveland Independent School District General Obligation Unlimited
4.00% due 02/15/52	1,000,000	1,210,640
North Texas Tollway Authority Revenue Bonds
due 01/01/36[2]	1,000,000	732,140
6.00% due 01/01/21	30,000	30,000
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	227,322
5.00% due 08/15/22	35,000	37,588
Bexar County Hospital District General Obligation Limited
5.00% due 02/15/32	200,000	255,886
United Independent School District General Obligation Unlimited
5.00% due 08/15/49	200,000	252,662
Lindale Independent School District General Obligation Unlimited
5.00% due 02/15/49	200,000	248,726
Clifton Higher Education Finance Corp. Revenue Bonds
4.00% due 08/15/33	200,000	244,104
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/41	200,000	239,408
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[2]	1,000,000	236,380

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 81.9% (continued)
Texas - 14.3% (continued)
Bexar County Health Facilities Development Corp. Revenue Bonds
5.00% due 07/15/22	$225,000	$233,964
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	221,618
Grand Parkway Transportation Corp. Revenue Bonds
5.00% due 10/01/43	175,000	219,448
Texas Tech University System Revenue Bonds
5.00% due 08/15/32	200,000	205,960
Texas Municipal Gas Acquisition and Supply Corporation I Revenue Bonds
6.25% due 12/15/26	155,000	186,003
City of Fort Worth Texas Water & Sewer System Revenue Bonds
5.00% due 02/15/32	100,000	128,419
Mansfield Independent School District General Obligation Unlimited
5.00% due 02/15/44	100,000	125,723
Hutto Independent School District General Obligation Unlimited
5.00% due 08/01/49	100,000	124,176
University of North Texas System Revenue Bonds
5.00% due 04/15/44	100,000	122,957
City of Arlington Texas Special Tax Revenue Special Tax
5.00% due 02/15/48	100,000	116,686
Manor Independent School District General Obligation Unlimited
5.00% due 08/01/21	20,000	20,352
Dallas Independent School District General Obligation Unlimited
5.00% (VRDN) due 02/15/22[5]	15,000	15,649
Tarrant County Health Facilities Development Corp. Revenue Bonds
6.00% due 09/01/24	10,000	11,154
City of Austin Texas Water & Wastewater System Revenue Bonds
5.00% due 11/15/21	10,000	10,306
University of Houston Revenue Bonds
5.00% due 02/15/21	10,000	9,952
Leander Independent School District General Obligation Unlimited
due 08/15/22[2]	5,000	3,071
due 08/15/24[2]	5,000	2,899
San Antonio Water System Revenue Bonds
5.00% due 05/15/21	5,000	5,037
Total Texas		11,068,232
New York - 4.4%
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/49	1,000,000	1,278,940
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	353,710
4.00% due 08/01/43	250,000	291,437
5.00% due 05/01/21	5,000	5,079
5.00% due 02/15/21	5,000	4,977
New York City Industrial Development Agency Revenue Bonds
4.00% due 03/01/32	500,000	613,305
New York Transportation Development Corp. Revenue Bonds
5.00% due 12/01/22	250,000	270,137
5.00% due 07/01/34	200,000	221,150
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	284,050
New York Power Authority Revenue Bonds
4.00% due 11/15/45	100,000	118,970
Total New York		3,441,755
Michigan - 3.5%
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,000,000	1,073,270
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	500,000	529,410
5.00% due 05/01/30	300,000	317,811
Michigan State Hospital Finance Authority Revenue Bonds
5.00% due 11/15/47	200,000	243,446
Michigan State Housing Development Authority Revenue Bonds
3.35% due 12/01/34	200,000	221,926
City of Detroit Michigan Water Supply System Revenue Bonds
5.00% due 07/01/21	200,000	204,768
Flint Hospital Building Authority Revenue Bonds
5.00% due 07/01/25	100,000	114,769
Total Michigan		2,705,400
Colorado - 2.9%
E-470 Public Highway Authority Revenue Bonds
5.00% due 09/01/36	650,000	859,131

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 81.9% (continued)
Colorado - 2.9% (continued)
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	$390,000	$461,452
City & County of Denver Colorado Airport System Revenue Bonds
5.00% due 12/01/28	200,000	256,758
Board of Governors of Colorado State University System Revenue Bonds
5.00% due 03/01/41	200,000	239,190
City & County of Denver Colorado Revenue Bonds
due 08/01/30[2]	200,000	162,654
Colorado Educational & Cultural Facilities Authority Revenue Bonds
5.00% due 03/01/47	110,000	128,372
Colorado School of Mines Revenue Bonds
5.00% due 12/01/47	100,000	118,503
Total Colorado		2,226,060
Oregon - 2.8%
Clackamas & Washington Counties School District No. 3 General Obligation Unlimited
due 06/15/48[2]	2,000,000	938,900
due 06/15/50[2]	400,000	175,060
due 06/15/49[2]	350,000	158,753
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[2]	1,250,000	803,463
University of Oregon Revenue Bonds
5.00% due 04/01/48	100,000	123,438
Total Oregon		2,199,614
Ohio - 2.8%
Dayton-Montgomery County Port Authority Revenue Bonds
1.84% due 09/01/38	1,600,000	1,609,456
County of Miami Ohio Revenue Bonds
5.00% due 08/01/33	200,000	251,978
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	234,074
City of Middleburg Heights Ohio Revenue Bonds
5.00% due 08/01/22	15,000	15,992
Ohio Higher Educational Facility Commission Revenue Bonds
5.00% due 01/01/22	15,000	15,562
State of Ohio Revenue Bonds
4.63% due 01/01/21	5,000	4,950
Total Ohio		2,132,012
Washington - 2.6%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
5.00% due 09/01/27	500,000	515,685
5.25% due 09/01/32	500,000	514,255
Yakima & Kittitas Counties School District No. 119 Selah General Obligation Unlimited
5.00% due 12/01/42	200,000	248,496
County of King Washington Sewer Revenue Bonds
5.00% due 07/01/42	200,000	247,186
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	244,364
Washington State Convention Center Public Facilities District Revenue Bonds
5.00% due 07/01/48	200,000	233,552
Washington Health Care Facilities Authority Revenue Bonds
5.00% due 02/01/21	35,000	35,120
Total Washington		2,038,658
Arizona - 2.6%
Arizona Industrial Development Authority Revenue Bonds
2.12% due 07/01/37	1,192,783	1,222,912
Maricopa County Industrial Development Authority Revenue Bonds
5.00% due 01/01/41	250,000	308,932
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	268,892
Pinal County Elementary School District No. 4 Casa Grande General Obligation Unlimited
5.00% due 07/01/37	100,000	126,849
Industrial Development Authority of the County of Pima Revenue Bonds
7.13% due 06/01/21	75,000	77,050
Total Arizona		2,004,635
District of Columbia - 2.5%
District of Columbia Revenue Bonds
4.00% due 03/01/39	1,000,000	1,215,430
5.00% due 04/01/21	25,000	25,290
6.25% due 04/01/21	5,000	5,023

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 81.9% (continued)
District of Columbia - 2.5% (continued)
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	$285,000	$345,936
5.00% due 06/01/32	275,000	316,187
Total District of Columbia		1,907,866
Georgia - 2.0%
Private Colleges & Universities Authority Revenue Bonds
5.00% due 09/01/48	1,000,000	1,276,550
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	238,172
due 12/01/21[2]	20,000	19,758
Richmond County Development Authority Revenue Bonds
due 12/01/21[2]	10,000	9,881
Total Georgia		1,544,361
Pennsylvania - 1.8%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	500,000	578,430
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	355,398
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	300,000	336,756
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 07/15/32	100,000	130,385
Township of Cheltenham Pennsylvania General Obligation Unlimited
3.00% due 07/01/21	10,000	10,035
City of Erie Pennsylvania General Obligation Unlimited
3.10% due 11/15/22	5,000	5,211
Armstrong School District General Obligation Limited
6.95% due 03/15/21	5,000	5,065
Total Pennsylvania		1,421,280
Illinois - 1.8%
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	487,416
Chicago O'Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	345,030
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	243,056
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	223,324
Cook County School District No. 104 Summit General Obligation Unlimited
due 12/01/22[2]	100,000	99,317
Boone McHenry & DeKalb Counties Community Unit School District 100 General Obligation Unlimited
due 12/01/21[2]	10,000	9,867
Total Illinois		1,408,010
Louisiana - 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
5.00% due 10/01/37	500,000	575,435
5.00% due 10/01/26	150,000	183,366
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	313,960
State Tammany Parish Hospital Service District No. 2 General Obligation Unlimited
4.50% due 03/01/21	10,000	9,965
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 05/15/26	5,000	6,136
Total Louisiana		1,088,862
North Carolina - 1.2%
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	300,000	371,175
North Carolina Central University Revenue Bonds
5.00% due 04/01/44	300,000	363,261
County of New Hanover North Carolina Revenue Bonds
5.00% due 10/01/22	150,000	161,862
North Carolina Eastern Municipal Power Agency Revenue Bonds
4.50% due 01/01/22	15,000	15,011
North Carolina Medical Care Commission Revenue Bonds
6.63% due 07/01/21	10,000	10,210
Total North Carolina		921,519
West Virginia - 1.2%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	527,770

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 81.9% (continued)
West Virginia - 1.2% (continued)
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	$300,000	$360,132
Total West Virginia		887,902
New Jersey - 1.0%
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	380,709
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	308,707
5.00% due 03/01/21	10,000	9,975
North Hudson Sewerage Authority Revenue Bonds
due 12/15/21[2]	50,000	49,854
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.25% due 07/01/21	35,000	35,868
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.50% due 06/15/21	20,000	20,271
Total New Jersey		805,384
Virginia - 1.0%
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/25	250,000	298,195
University of Virginia Revenue Bonds
5.00% due 04/01/38	200,000	248,780
Loudoun County Economic Development Authority Revenue Bonds
due 07/01/49[2]	500,000	210,355
City of Norfolk Virginia General Obligation Unlimited
2.50% due 10/01/46[4]	5,000	5,149
Total Virginia		762,479
Mississippi - 1.0%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	508,785
6.25% due 10/01/26	230,000	233,627
Total Mississippi		742,412
Oklahoma - 0.9%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 08/15/28	350,000	433,443
Oklahoma City Airport Trust Revenue Bonds
5.00% due 07/01/30	200,000	249,510
Oklahoma Turnpike Authority Revenue Bonds
5.00% due 01/01/21	10,000	9,900
Total Oklahoma		692,853
Arkansas - 0.8%
County of Baxter Arkansas Revenue Bonds
5.00% due 09/01/26	330,000	379,969
University of Arkansas Revenue Bonds
5.00% due 11/01/47	200,000	243,416
Total Arkansas		623,385
Puerto Rico - 0.8%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/41	250,000	301,188
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	250,000	263,012
Commonwealth of Puerto Rico General Obligation Unlimited
5.25% due 07/01/24	45,000	45,870
Total Puerto Rico		610,070
Nebraska - 0.6%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/29	200,000	257,754
Nebraska Investment Finance Authority Revenue Bonds
3.40% due 09/01/39	200,000	217,924
Total Nebraska		475,678
Alaska - 0.4%
University of Alaska Revenue Bonds
5.00% due 10/01/40	260,000	292,425
Nevada - 0.4%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	275,738
Massachusetts - 0.3%
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 10/01/34	150,000	197,389
5.00% due 04/01/21	55,000	55,595
3.00% due 10/01/21	15,000	15,167
Total Massachusetts		268,151
South Carolina - 0.3%
Charleston County Airport District Revenue Bonds
5.00% due 07/01/43	200,000	246,930
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds
5.00% due 10/01/41	100,000	119,920
5.13% due 03/01/21	60,000	60,460
5.00% due 03/01/21	10,000	9,975

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount	Value
MUNICIPAL BONDS†† - 81.9% (continued)
Indiana - 0.3% (continued)
Jeffersonville Housing, Inc. Revenue Bonds
7.25% due 11/15/21	$50,000	$52,891
Total Indiana		243,246
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	232,272
Tennessee - 0.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
2.48% due 12/01/37	200,000	212,250
Tennessee Housing Development Agency Revenue Bonds
4.00% due 01/01/21	5,000	4,950
Total Tennessee		217,200
South Dakota - 0.2%
South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue Bonds
5.00% due 04/01/34	150,000	185,796
Kansas - 0.2%
University of Kansas Hospital Authority Revenue Bonds
5.00% due 09/01/48	100,000	124,082
Riley County Unified School District No. 383 Manhattan-Ogden General Obligation Unlimited
due 09/01/21[2]	25,000	16,391
Total Kansas		140,473
Idaho - 0.2%
Idaho Housing & Finance Association Revenue Bonds
5.00% due 07/15/30	100,000	131,984
Florida - 0.2%
Greater Orlando Aviation Authority Revenue Bonds
5.00% due 10/01/32	100,000	129,390
Rhode Island - 0.2%
Rhode Island Health and Educational Building Corp. Revenue Bonds
5.00% due 05/15/42	100,000	125,939
Utah - 0.2%
South Davis Metro Fire Service Area Revenue Bonds
5.00% due 12/01/34	100,000	124,629
Iowa - 0.2%
PEFA, Inc. Revenue Bonds
5.00% (VRDN) due 09/01/49[5]	100,000	122,534
Montana - 0.2%
Montana State Board of Regents Revenue Bonds
5.00% due 11/15/43	100,000	118,971
Alabama - 0.0%
Saraland Public Educational Building Authority Revenue Bonds
4.25% due 06/01/21	30,000	30,486
Phenix City Public Building Authority Revenue Bonds
4.38% due 04/01/21	5,000	5,001
Total Alabama		35,487
New Mexico - 0.0%
City of Albuquerque New Mexico Revenue Bonds
5.00% due 07/01/25	30,000	34,068
Total New Mexico		34,068
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
4.25% due 07/01/22	10,000	10,479
4.00% due 07/01/22	10,000	10,442
5.00% due 07/01/27	5,000	5,788
Total Maryland		26,709
Missouri - 0.0%
Joplin Industrial Development Authority Revenue Bonds
5.00% due 02/15/21	15,000	14,930
Kentucky - 0.0%
City of Pikeville Kentucky Revenue Bonds
6.25% due 03/01/21	5,000	4,997
6.00% due 03/01/21	5,000	4,995
Total Kentucky		9,992
Total Municipal Bonds
(Cost $59,697,459)		63,331,909

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
0.07% due 01/26/21[6]	500,000	499,985
Total U.S. Treasury Bills
(Cost $499,975)		499,985
Total Investments - 99.3%
(Cost $72,451,093)		$76,796,159
Other Assets & Liabilities, net - 0.7%		575,018
Total Net Assets - 100.0%		$77,371,177

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.21%	Quarterly	11/24/50	$1,600,000	$91,476	$327	$91,149
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.28%	Quarterly	11/04/50	1,200,000	49,035	319	48,716
								$140,511	$646	$139,865

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2020.
[2]	Zero coupon rate security.
[3]	Security has no current coupon. However, a coupon rate will come into effect at a future rate reset date.
[4]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2020. See table below for additional step information for each security.
[5]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2020.
[6]	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America

CME — Chicago Mercantile Exchange

LIBOR — London Interbank Offered Rate

VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$2,913,565	$—	$—	$2,913,565
Closed-End Funds	9,795,557	—	—	9,795,557
Money Market Fund	255,143	—	—	255,143
Municipal Bonds	—	63,331,909	—	63,331,909
U.S. Treasury Bills	—	499,985	—	499,985
Interest Rate Swap Agreements**	—	139,865	—	139,865
Total Assets	$12,964,265	$63,971,759	$—	$76,936,024

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
City of Norfolk Virginia General Obligation Unlimited, 2.50% due 10/01/46	3.00%	10/01/22	3.75% - 5.00%%	10/01/26 - 10/01/41
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited, due 08/01/42	6.85%	08/01/32	—	—
Riverside County Redevelopment Successor Agency Tax Allocation, due 10/01/37	5.00%	10/01/21	—	—

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 98.0%
REITs - 97.9%
REITs-Diversified - 20.2%
Equinix, Inc.[1,2]	30,038	$21,452,539
Digital Realty Trust, Inc.[1]	93,049	12,981,266
Safehold, Inc.	104,545	7,578,467
VICI Properties, Inc.	280,259	7,146,604
Gaming and Leisure Properties, Inc.[1]	157,567	6,680,841
WP Carey, Inc.[1]	61,248	4,322,884
Colony Capital, Inc.*	582,101	2,799,906
Duke Realty Corp.[1]	59,413	2,374,738
CoreSite Realty Corp.[1]	13,971	1,750,287
Apartment Income REIT Corp.*	26,334	1,011,489
American Tower Corp. — Class A	631	141,634
Total REITs-Diversified		68,240,655
REITs-Warehouse/Industries - 14.6%
Prologis, Inc.[1]	248,763	24,791,721
Innovative Industrial Properties, Inc.	26,855	4,917,956
CyrusOne, Inc.[1]	58,897	4,308,316
Terreno Realty Corp.[1]	69,600	4,072,296
Rexford Industrial Realty, Inc.[1]	77,848	3,823,115
First Industrial Realty Trust, Inc.	66,892	2,818,160
Americold Realty Trust[1]	74,628	2,785,863
EastGroup Properties, Inc.	13,980	1,930,079
Total REITs-Warehouse/Industries		49,447,506
REITs-Apartments - 14.1%
AvalonBay Communities, Inc.[1]	65,237	10,465,972
Equity Residential	171,950	10,193,196
Invitation Homes, Inc.[1]	261,570	7,768,629
UDR, Inc.	168,618	6,479,990
Essex Property Trust, Inc.	26,756	6,352,409
American Homes 4 Rent — Class A1	93,454	2,803,620
Mid-America Apartment Communities, Inc.	21,992	2,786,166
Camden Property Trust[1]	9,392	938,449
Total REITs-Apartments		47,788,431
REITs-Health Care - 13.4%
Welltower, Inc.[1]	188,562	12,184,876
Ventas, Inc.[1]	215,160	10,551,446
Healthpeak Properties, Inc.[1]	312,658	9,451,651
Sabra Health Care REIT, Inc.[1]	295,037	5,124,793
Medical Properties Trust, Inc.[1]	194,424	4,236,499
Omega Healthcare Investors, Inc.	107,175	3,892,596
Total REITs-Health Care		45,441,861
REITs-Office Property - 9.5%
Alexandria Real Estate Equities, Inc.[1,2]	43,816	7,808,888
Boston Properties, Inc.[1]	73,126	6,912,601
Cousins Properties, Inc.	151,982	5,091,397
Highwoods Properties, Inc.[1]	116,219	4,605,759
Kilroy Realty Corp.	69,896	4,012,030
SL Green Realty Corp.	29,029	1,729,548
VEREIT, Inc.[2]	31,597	1,194,035
Douglas Emmett, Inc.[1]	13,937	406,682
JBG SMITH Properties	6,216	194,374
American Assets Trust, Inc.	3,312	95,651
Total REITs-Office Property		32,050,965
REITs-Storage - 8.3%
Public Storage[1]	47,969	11,077,481
Extra Space Storage, Inc.[1]	57,893	6,707,483
Iron Mountain, Inc.	163,701	4,825,905
Life Storage, Inc.[1]	27,441	3,276,181
CubeSmart[1]	68,539	2,303,596
Total REITs-Storage		28,190,646
REITs-Single Tenant - 4.7%
Realty Income Corp.[1]	128,771	8,005,693
National Retail Properties, Inc.	106,814	4,370,829
Spirit Realty Capital, Inc.	82,595	3,317,841
NETSTREIT Corp.	7,019	136,800
Total REITs-Single Tenant		15,831,163
REITs-Shopping Centers - 4.5%
Regency Centers Corp.	100,578	4,585,351
Kimco Realty Corp.	248,190	3,725,332
Weingarten Realty Investors	171,806	3,723,036
Brixmor Property Group, Inc.	109,045	1,804,695
Urban Edge Properties	101,630	1,315,092
Total REITs-Shopping Centers		15,153,506
REITs-Hotels - 3.4%
MGM Growth Properties LLC — Class A	80,234	2,511,324
Sunstone Hotel Investors, Inc.	150,019	1,699,715
Park Hotels & Resorts, Inc.	94,350	1,618,102
Pebblebrook Hotel Trust	84,152	1,582,058
Xenia Hotels & Resorts, Inc.*	93,769	1,425,289
DiamondRock Hospitality Co.*	170,511	1,406,716
Host Hotels & Resorts, Inc.	83,944	1,228,101
Total REITs-Hotels		11,471,305
REITs-Manufactured Homes - 2.8%
Sun Communities, Inc.[1]	36,424	5,534,627
Equity LifeStyle Properties, Inc.	64,446	4,083,299
Total REITs-Manufactured Homes		9,617,926
REITs-Regional Malls - 2.4%
Simon Property Group, Inc.	94,560	8,064,077
Total REITs		331,298,041
Lodging - 0.1%
Casino Hotels - 0.1%
Wynn Resorts Ltd.	1,733	195,534
Las Vegas Sands Corp.	2,442	145,543
Total Casino Hotels		341,077
Total Lodging		341,077
Total Common Stocks
(Cost $303,150,498)		331,639,118

MONEY MARKET FUND† - 3.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	12,040,155	12,040,155
Total Money Market Fund
(Cost $12,040,155)		12,040,155
Total Investments - 101.6%
(Cost $315,190,653)		$343,679,273

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS SOLD SHORT† - (1.8)%
Real Estate - (0.1)%
Real Estate Oper/Develop - (0.1)%
Kennedy-Wilson Holdings, Inc.	9,602	$(171,780)
Lodging - (0.1)%
Hotels & Motels - (0.1)%
Hyatt Hotels Corp. — Class A	1,900	(141,075)
Choice Hotels International, Inc.	1,836	(195,956)
Total Hotels & Motels		(337,031)
Total Lodging		(337,031)
REITs - (1.5)%
REITs-Storage - (0.1)%
Life Storage, Inc.[1]	1,629	(194,486)
REITs-Shopping Centers - (0.1)%
Retail Opportunity Investments Corp.	7,210	(96,542)
Brixmor Property Group, Inc.	6,127	(101,402)
Retail Properties of America, Inc. — Class A	19,608	(167,845)
Total REITs-Shopping Centers		(365,789)
REITs-Warehouse/Industries - (0.1)%
Industrial Logistics Properties Trust	4,073	(94,860)
Monmouth Real Estate Investment Corp.	16,622	(287,893)
Total REITsWarehouse/Industries		(382,753)
REITs-Single Tenant - (0.1)%
Four Corners Property Trust, Inc.	2,522	(75,080)
Spirit Realty Capital, Inc.	2,361	(94,841)
Essential Properties Realty Trust, Inc.	6,909	(146,471)
STORE Capital Corp.	4,716	(160,250)
Total REITs-Single Tenant		(476,642)
REITs-Health Care - (0.1)%
Physicians Realty Trust	8,244	(146,743)
Healthcare Trust of America, Inc. — Class A	5,596	(154,114)
Omega Healthcare Investors, Inc.	5,154	(187,193)
Total REITs-Health Care		(488,050)
REITs-Apartments - (0.2)%
American Campus Communities, Inc.	2,242	(95,890)
Independence Realty Trust, Inc.	7,158	(96,132)
Camden Property Trust[1]	1,939	(193,745)
American Homes 4 Rent — Class A1	6,548	(196,440)
Mid-America Apartment Communities, Inc.	1,560	(197,636)
Total REITs-Apartments		(779,843)
REITs-Office Property - (0.3)%
Columbia Property Trust, Inc.	5,238	(75,113)
Douglas Emmett, Inc.[1]	3,305	(96,440)
Hudson Pacific Properties, Inc.	4,175	(100,284)
Paramount Group, Inc.	12,609	(113,985)
Easterly Government Properties, Inc.	5,165	(116,987)
VEREIT, Inc.	3,982	(150,480)
Cousins Properties, Inc.[1]	5,598	(187,533)
Total REITs-Office Property		(840,822)
REITs-Diversified - (0.6)%
Equinix, Inc.[1]	129	(92,129)
Global Net Lease, Inc.	6,858	(117,546)
Crown Castle International Corp.	874	(139,132)
PS Business Parks, Inc.	1,069	(142,038)
CoreSite Realty Corp.[1]	1,170	(146,578)
Washington Real Estate Investment Trust	7,874	(170,315)
Duke Realty Corp.[1]	4,799	(191,816)
Digital Realty Trust, Inc.[1]	6,722	(937,786)
Total REITs-Diversified		(1,937,340)
Total REITS		(5,465,725)
Total Common Stocks Sold Short
(Proceeds $5,625,789)		(5,974,536)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.1)%
Vanguard Real Estate ETF	3,438	(291,989)
Total Exchange-Traded Funds Sold Short
(Proceeds $287,505)		(291,989)
Total Securities Sold Short - (1.8)%
(Proceeds $5,913,294)		$(6,266,525)
Other Assets & Liabilities, net - 0.3%		1,150,511
Total Net Assets - 100.0%		$338,563,259

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	06/12/24	$28,992,470	$2,412,920

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements †† (continued)
Goldman Sachs International	GS Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$28,978,572	$2,412,854
Goldman Sachs International	GS Equity Custom Basket	0.54% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	443	9
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	0.49% (Federal Funds Rate + 0.40%)	At Maturity	10/22/25	444	9
					$57,971,929	$4,825,792
OTC Custom Basket Swap Agreements Sold Short ††
Goldman Sachs International	GS Equity Custom Basket	(0.11)% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$27,352,406	$(1,571,525)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(0.21)% (Federal Funds Rate - 0.30%)	At Maturity	06/12/24	27,364,267	(1,578,691)
					$54,716,673	$(3,150,216)

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Financial
Equity LifeStyle Properties, Inc.	7	100.00%	$9
Total MS Equity Long Custom Basket			$9

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Innovative Industrial Properties, Inc.	6,829	4.31%	$657,946
Safehold, Inc.	14,952	3.74%	636,651
Kilroy Realty Corp.	16,917	3.35%	167,937
Ventas, Inc.	24,387	4.12%	164,897
Weingarten Realty Investors	49,562	3.70%	162,322
Sun Communities, Inc.	8,650	4.53%	134,640
Gaming and Leisure Properties, Inc.	25,350	3.71%	128,286
Terreno Realty Corp.	20,469	4.13%	120,283
Sabra Health Care REIT, Inc.	58,547	3.51%	98,896
Colony Capital, Inc.	116,744	1.94%	65,269
NETSTREIT Corp.	36,400	2.45%	63,355
VICI Properties, Inc.	32,522	2.86%	48,410
Healthpeak Properties, Inc.	31,320	3.27%	39,798
CyrusOne, Inc.	10,837	2.73%	31,568
Equity LifeStyle Properties, Inc.	8,272	1.81%	23,838
Public Storage	4,392	3.50%	15,137
Invitation Homes, Inc.	16,961	1.74%	12,320
First Industrial Realty Trust, Inc.	18,321	2.66%	12,278
JBG SMITH Properties	32,239	3.48%	11,243
Welltower, Inc.	15,317	3.41%	6,006
National Retail Properties, Inc.	12,287	1.73%	3,953
Apartment Income REIT Corp.	26,301	3.48%	(1,126)
UDR, Inc.	19,109	2.53%	(6,282)
Prologis, Inc.	10,077	3.46%	(6,344)
American Assets Trust, Inc.	17,178	1.71%	(13,872)
Urban Edge Properties	34,690	1.55%	(17,055)
Boston Properties, Inc.	6,178	2.01%	(20,462)
American Tower Corp. — Class A	3,273	2.53%	(21,181)
Equity Residential	16,266	3.33%	(38,880)
Highwoods Properties, Inc.	24,446	3.34%	(43,881)
AvalonBay Communities, Inc.	5,885	3.28%	(59,500)
Total Financial			2,376,450
Consumer, Cyclical
Las Vegas Sands Corp.	12,667	2.60%	24,389
Wynn Resorts Ltd.	8,988	3.50%	12,081
Total Consumer, Cyclical			36,470
Total MS Equity Long Custom Basket			$2,412,920

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Crown Castle International Corp.	4,530	(2.64)%	$32,763
Omega Healthcare Investors, Inc.	26,728	(3.55)%	31,237
Equinix, Inc.	665	(1.74)%	20,483
PS Business Parks, Inc.	5,541	(2.69)%	16,907
Cousins Properties, Inc.	29,029	(3.55)%	13,965
Retail Opportunity Investments Corp.	37,386	(1.83)%	10,451
Duke Realty Corp.	24,886	(3.64)%	9,676
Mid-America Apartment Communities, Inc.	8,087	(3.74)%	8,192
American Campus Communities, Inc.	11,623	(1.82)%	6,620
Spirit Realty Capital, Inc.	12,243	(1.80)%	2,902
Camden Property Trust	10,052	(3.67)%	(2,392)
Independence Realty Trust, Inc.	37,120	(1.82)%	(4,232)
CoreSite Realty Corp.	6,066	(2.78)%	(5,091)
Physicians Realty Trust	42,752	(2.78)%	(6,028)
Brixmor Property Group, Inc.	31,771	(1.92)%	(8,521)
Global Net Lease, Inc.	20,115	(1.26)%	(15,230)
Life Storage, Inc.	8,451	(3.69)%	(17,333)
American Homes 4 Rent — Class A	33,970	(3.72)%	(21,619)
Easterly Government Properties, Inc.	26,781	(2.22)%	(23,074)
Industrial Logistics Properties Trust	21,118	(1.80)%	(27,888)
Healthcare Trust of America, Inc. — Class A	29,020	(2.92)%	(35,460)
Four Corners Property Trust, Inc.	13,077	(1.42)%	(40,252)
Hudson Pacific Properties, Inc.	21,647	(1.90)%	(57,098)
Paramount Group, Inc.	65,390	(2.16)%	(75,229)
Columbia Property Trust, Inc.	27,161	(1.42)%	(92,277)
Douglas Emmett, Inc.	17,138	(1.83)%	(92,731)
Essential Properties Realty Trust, Inc.	35,828	(2.78)%	(102,189)
Washington Real Estate Investment Trust	40,833	(3.23)%	(103,424)
VEREIT, Inc.	20,648	(2.85)%	(145,066)
Kennedy-Wilson Holdings, Inc.	49,793	(3.26)%	(158,630)
Monmouth Real Estate Investment Corp.	86,198	(5.46)%	(236,717)
STORE Capital Corp.	24,457	(3.04)%	(238,162)
Retail Properties of America, Inc. — Class A	101,681	(3.16)%	(288,869)
Total Financial			(1,644,316)
Exchange Traded Funds
Vanguard Real Estate ETF	17,825	(5.53)%	101,136
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	9,853	(2.67)%	(14,044)
Choice Hotels International, Inc.	9,521	(3.71)%	(21,467)
Total Consumer, Cyclical			(35,511)
Total MS Equity Short Custom Basket			$(1,578,691)

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Financial
Equity LifeStyle Properties, Inc.	7	100.00%	$9
Total GS Equity Long Custom Basket			$9

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Innovative Industrial Properties, Inc.	6,829	4.32%	$665,710
Safehold, Inc.	14,952	3.74%	635,679
Kilroy Realty Corp.	16,917	3.35%	167,871
Ventas, Inc.	24,387	4.13%	164,338
Weingarten Realty Investors	49,562	3.71%	159,786
Sun Communities, Inc.	8,650	4.54%	135,757
Gaming and Leisure Properties, Inc.	25,022	3.66%	128,994
Terreno Realty Corp.	20,469	4.13%	121,855
Sabra Health Care REIT, Inc.	58,547	3.51%	96,295
Colony Capital, Inc.	116,744	1.94%	66,458
NETSTREIT Corp.	36,400	2.45%	61,018
VICI Properties, Inc.	32,522	2.86%	47,037
Healthpeak Properties, Inc.	31,320	3.27%	40,564
CyrusOne, Inc.	10,837	2.74%	31,478
Equity LifeStyle Properties, Inc.	8,272	1.81%	23,800
Public Storage	4,392	3.50%	15,158
Invitation Homes, Inc.	16,961	1.74%	12,629
First Industrial Realty Trust, Inc.	18,321	2.66%	12,356
JBG SMITH Properties	32,239	3.48%	11,710
Welltower, Inc.	15,317	3.42%	5,876
National Retail Properties, Inc.	12,287	1.74%	4,041
Apartment Income REIT Corp.	26,301	3.49%	(644)
UDR, Inc.	19,109	2.53%	(5,923)
Prologis, Inc.	10,077	3.47%	(6,172)
American Assets Trust, Inc.	17,178	1.71%	(13,805)
Urban Edge Properties	34,690	1.55%	(16,376)
American Tower Corp. — Class A	3,273	2.54%	(21,237)
Boston Properties, Inc.	6,178	2.02%	(21,325)
Equity Residential	16,266	3.33%	(42,719)
Highwoods Properties, Inc.	24,446	3.34%	(44,482)
AvalonBay Communities, Inc.	5,885	3.21%	(59,537)
Total Financial			2,376,190
Consumer, Cyclical
Las Vegas Sands Corp.	12,667	2.61%	24,608
Wynn Resorts Ltd.	8,988	3.50%	12,056
Total Consumer, Cyclical			36,664
Total GS Equity Long Custom Basket			$2,412,854

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Hyatt Hotels Corp. — Class A	9,853	(2.77)%	(14,256)
Choice Hotels International, Inc.	9,521	(3.85)%	(21,299)
Total Consumer, Cyclical			(35,555)
Financial
Crown Castle International Corp.	4,530	(2.73)%	32,921
Omega Healthcare Investors, Inc.	26,728	(3.68)%	31,236
Equinix, Inc.	665	(1.80)%	19,127
PS Business Parks, Inc.	5,541	(2.79)%	15,908
Cousins Properties, Inc.	29,029	(3.69)%	13,977
Retail Opportunity Investments Corp.	37,386	(1.90)%	11,040
Duke Realty Corp.	24,886	(3.77)%	9,930
Mid-America Apartment Communities, Inc.	8,087	(3.88)%	8,493
American Campus Communities, Inc.	11,623	(1.88)%	6,898
Spirit Realty Capital, Inc.	12,243	(1.86)%	3,301
Camden Property Trust	10,052	(3.81)%	(2,162)
Independence Realty Trust, Inc.	37,120	(1.89)%	(4,296)
CoreSite Realty Corp.	6,066	(2.88)%	(5,100)
Physicians Realty Trust	42,752	(2.88)%	(5,822)
Brixmor Property Group, Inc.	31,771	(1.99)%	(8,207)
Global Net Lease, Inc.	19,423	(1.26)%	(14,275)
Life Storage, Inc.	8,451	(3.82)%	(17,140)
American Homes 4 Rent — Class A	33,970	(3.86)%	(21,391)
Easterly Government Properties, Inc.	26,781	(2.30)%	(23,042)
Industrial Logistics Properties Trust	21,118	(1.86)%	(27,624)
Healthcare Trust of America, Inc. — Class A	29,020	(3.03)%	(35,195)
Four Corners Property Trust, Inc.	13,077	(1.48)%	(40,053)
Hudson Pacific Properties, Inc.	21,647	(1.97)%	(56,494)
Paramount Group, Inc.	65,390	(2.24)%	(74,398)
Columbia Property Trust, Inc.	27,161	(1.48)%	(92,056)
Douglas Emmett, Inc.	17,138	(1.90)%	(92,592)
Essential Properties Realty Trust, Inc.	35,828	(2.88)%	(101,879)
Washington Real Estate Investment Trust	40,833	(3.35)%	(102,662)
VEREIT, Inc.	20,648	(2.96)%	(144,534)
Kennedy-Wilson Holdings, Inc.	49,793	(3.38)%	(158,758)
Monmouth Real Estate Investment Corp.	86,198	(5.66)%	(236,417)
STORE Capital Corp.	24,457	(3.15)%	(237,815)
Retail Properties of America, Inc. — Class A	101,681	(2.63)%	(288,096)
Total Financial			(1,637,177)
Exchange-Traded Funds
Vanguard Real Estate ETF	17,825	(2.74)%	101,207
Total GS Equity Short Custom Basket			$(1,571,525)

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at December 31, 2020.
[2]	All or a portion of this security is pledged as short security collateral at December 31, 2020.
[3]	Rate indicated is the 7-day yield as of December 31, 2020.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$331,639,118	$—	$—	$331,639,118
Money Market Fund	12,040,155	—	—	12,040,155
Equity Custom Basket Swap Agreements**	—	4,825,792	—	4,825,792
Total Assets	$343,679,273	$4,825,792	$—	$348,505,065

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,974,536	$—	$—	$5,974,536
Exchange-Traded Funds	291,989	—	—	291,989
Equity Custom Basket Swap Agreements**	—	3,150,216	—	3,150,216
Total Liabilities	$6,266,525	$3,150,216	$—	$9,416,741

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 96.4%
Financial - 31.1%
Pinnacle Financial Partners, Inc.	1,877	$120,879
Physicians Realty Trust REIT	6,281	111,802
First Horizon National Corp.	8,381	106,942
Synovus Financial Corp.	3,046	98,599
Radian Group, Inc.	4,691	94,993
Axis Capital Holdings Ltd.	1,793	90,349
CNO Financial Group, Inc.	4,045	89,920
Lexington Realty Trust REIT	8,172	86,787
Hilltop Holdings, Inc.	2,806	77,193
Investors Bancorp, Inc.	7,289	76,972
Zions Bancorp North America	1,762	76,541
Cathay General Bancorp	2,146	69,080
BOK Financial Corp.	958	65,604
Simmons First National Corp. — Class A	2,938	63,431
MGIC Investment Corp.	4,838	60,717
Heritage Insurance Holdings, Inc.	5,840	59,159
Flagstar Bancorp, Inc.	1,277	52,050
Stifel Financial Corp.	984	49,653
Hancock Whitney Corp.	1,406	47,832
Kennedy-Wilson Holdings, Inc.	2,301	41,165
Independent Bank Group, Inc.	658	41,138
WSFS Financial Corp.	916	41,110
Hanmi Financial Corp.	3,541	40,155
Sunstone Hotel Investors, Inc. REIT	3,446	39,043
Apple Hospitality REIT, Inc.	2,954	38,136
Piedmont Office Realty Trust, Inc. — Class A REIT	2,297	37,280
Berkshire Hills Bancorp, Inc.	2,052	35,130
Old Republic International Corp.	1,688	33,271
Park Hotels & Resorts, Inc. REIT	1,923	32,979
Heartland Financial USA, Inc.	764	30,843
RMR Group, Inc. — Class A	797	30,780
American National Group, Inc.	300	28,836
Total Financial		1,968,369
Industrial - 19.5%
MDU Resources Group, Inc.	3,885	102,331
Knight-Swift Transportation Holdings, Inc.	2,136	89,328
Plexus Corp.*	1,036	81,026
Valmont Industries, Inc.	454	79,418
Owens Corning	1,036	78,488
GATX Corp.	917	76,276
Graphic Packaging Holding Co.	4,476	75,823
Sanmina Corp.*	2,233	71,210
PGT Innovations, Inc.*	3,280	66,715
Rexnord Corp.	1,594	62,947
Aerojet Rocketdyne Holdings, Inc.*	1,133	59,879
EnerSys	695	57,727
Colfax Corp.*	1,199	45,850
Curtiss-Wright Corp.	394	45,842
Kennametal, Inc.	1,077	39,030
Kirby Corp.*	748	38,769
Altra Industrial Motion Corp.	653	36,196
Terex Corp.	905	31,576
Park Aerospace Corp.	2,051	27,504
Encore Wire Corp.	431	26,105
Crane Co.	282	21,900
Schneider National, Inc. — Class B	1,006	20,824
Total Industrial		1,234,764
Consumer, Cyclical - 11.8%
MSC Industrial Direct Company, Inc. — Class A	834	70,381
Abercrombie & Fitch Co. — Class A	3,302	67,229
Alaska Air Group, Inc.	1,224	63,648
UniFirst Corp.	282	59,697
MDC Holdings, Inc.	1,184	57,542
Hawaiian Holdings, Inc.	3,153	55,808
Meritage Homes Corp.*	592	49,030
Tapestry, Inc.*	1,502	46,682
Penske Automotive Group, Inc.	717	42,583
Wabash National Corp.	2,262	38,974
International Game Technology plc	2,275	38,539
Methode Electronics, Inc.	975	37,323
Dick's Sporting Goods, Inc.	567	31,871
Urban Outfitters, Inc.*	1,130	28,928
Movado Group, Inc.*	1,265	21,024
Dana, Inc.	944	18,427
Tenneco, Inc. — Class A*	1,556	16,493
Total Consumer, Cyclical		744,179
Consumer, Non-cyclical - 8.7%
Encompass Health Corp.	1,366	112,955
Sabre Corp.*	5,711	68,646
Ingredion, Inc.	834	65,611
Emergent BioSolutions, Inc.*	699	62,630
Central Garden & Pet Co. — Class A*	1,632	59,291
US Foods Holding Corp.*	1,618	53,895
Integer Holdings Corp.*	637	51,718
MGP Ingredients, Inc.	1,051	49,460
Perdoceo Education Corp.*	2,215	27,976
Total Consumer, Non-cyclical		552,182
Basic Materials - 6.8%
Huntsman Corp.	3,448	86,683
Ashland Global Holdings, Inc.	1,048	83,002
Olin Corp.	2,616	64,249
Reliance Steel & Aluminum Co.	412	49,337
Commercial Metals Co.	2,201	45,208
Element Solutions, Inc.	2,441	43,279
Kraton Corp.*	1,088	30,235
Verso Corp. — Class A	2,106	25,314
Total Basic Materials		427,307
Energy - 5.2%
Parsley Energy, Inc. — Class A	9,262	131,520
Range Resources Corp.*	13,806	92,500
CNX Resources Corp.*	5,066	54,713
Patterson-UTI Energy, Inc.	6,545	34,427
Oil States International, Inc.*	3,362	16,877
Total Energy		330,037
Communications - 4.9%
Infinera Corp.*	9,868	103,417
Viavi Solutions, Inc.*	5,482	82,093
Gray Television, Inc.*	2,644	47,301
Ciena Corp.*	701	37,048

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 96.4% (continued)
Communications - 4.9% (continued)
Tribune Publishing Co.	1,946	$26,660
Entercom Communications Corp. — Class A	5,002	12,355
Total Communications		308,874
Utilities - 4.7%
Black Hills Corp.	1,334	81,974
Avista Corp.	1,751	70,285
Southwest Gas Holdings, Inc.	856	52,002
Spire, Inc.	714	45,724
ALLETE, Inc.	710	43,978
Total Utilities		293,963
Technology - 3.7%
Evolent Health, Inc. — Class A*	6,240	100,027
Conduent, Inc.*	10,862	52,138
Science Applications International Corp.	493	46,657
Axcelis Technologies, Inc.*	1,202	35,003
Total Technology		233,825
Total Common Stocks
(Cost $5,456,267)		6,093,500

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	6,250	—
Total Convertible Preferred Stocks
(Cost $5,968)		—

RIGHTS† - 0.2%
Basic Materials - 0.2%
Pan American Silver Corp.*	17,705	14,607
Total Rights
(Cost $–)		14,607

EXCHANGE-TRADED FUNDS† - 2.2%
iShares Russell 2000 Value ETF	1,026	135,175
Total Exchange-Traded Funds
(Cost $111,453)		135,175

MONEY MARKET FUND† - 0.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	47,196	47,196
Total Money Market Fund
(Cost $47,196)		47,196
Total Investments - 99.5%
(Cost $5,620,884)		$6,290,478
Other Assets & Liabilities, net - 0.5%		30,899
Total Net Assets - 100.0%		$6,321,377

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of December 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,093,500	$—	$—		$6,093,500
Convertible Preferred Stocks	—	—	—	*	—
Rights	14,607	—	—		14,607
Exchange-Traded Funds	135,175	—	—		135,175
Money Market Fund	47,196	—	—		47,196
Total Assets	$6,290,478	$—	$—		$6,290,478

*	Security has a market value of $0.

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 29.4%
Alleghany Corp.	16,209	$9,785,211
Voya Financial, Inc.	156,188	9,185,416
First Horizon National Corp.	574,471	7,330,250
Pinnacle Financial Partners, Inc.	108,970	7,017,668
Physicians Realty Trust REIT	382,791	6,813,680
Synovus Financial Corp.	196,044	6,345,944
KeyCorp	369,478	6,063,134
Alexandria Real Estate Equities, Inc. REIT	33,157	5,909,241
Radian Group, Inc.	291,727	5,907,472
Zions Bancorp North America	131,869	5,728,390
Axis Capital Holdings Ltd.	107,781	5,431,085
VICI Properties, Inc. REIT	165,679	4,224,815
BOK Financial Corp.	61,596	4,218,094
Sun Communities, Inc. REIT	24,554	3,730,980
Hilltop Holdings, Inc.	114,190	3,141,367
Stifel Financial Corp.	61,031	3,079,599
Heritage Insurance Holdings, Inc.	280,423	2,840,685
Medical Properties Trust, Inc. REIT	124,560	2,714,162
WSFS Financial Corp.	58,857	2,641,502
Apple Hospitality REIT, Inc.	191,498	2,472,239
Old Republic International Corp.	109,037	2,149,119
Park Hotels & Resorts, Inc. REIT	119,020	2,041,193
Heartland Financial USA, Inc.	48,817	1,970,742
Gaming and Leisure Properties, Inc. REIT	46,248	1,960,915
American National Group, Inc.	18,227	1,751,979
Total Financial		114,454,882
Industrial - 19.7%
MDU Resources Group, Inc.	248,591	6,547,887
Plexus Corp.*	64,539	5,047,595
Jacobs Engineering Group, Inc.	45,754	4,985,356
Valmont Industries, Inc.	27,829	4,868,127
Owens Corning	64,145	4,859,625
Knight-Swift Transportation Holdings, Inc.	113,408	4,742,722
Graphic Packaging Holding Co.	279,720	4,738,457
PGT Innovations, Inc.*	202,963	4,128,267
Rexnord Corp.	102,246	4,037,695
Aerojet Rocketdyne Holdings, Inc.*	69,898	3,694,110
EnerSys	43,436	3,607,794
Johnson Controls International plc	76,754	3,575,969
Colfax Corp.*	78,287	2,993,695
Curtiss-Wright Corp.	25,342	2,948,542
Kirby Corp.*	47,573	2,465,709
Kennametal, Inc.	66,439	2,407,749
Altra Industrial Motion Corp.	41,928	2,324,069
GATX Corp.	27,068	2,251,516
Terex Corp.	55,895	1,950,177
Park Aerospace Corp.	143,193	1,920,218
Crane Co.	17,560	1,363,709
Schneider National, Inc. — Class B	65,740	1,360,818
Total Industrial		76,819,806
Consumer, Cyclical - 14.0%
LKQ Corp.*	169,119	5,959,753
MSC Industrial Direct Company, Inc. — Class A	52,550	4,434,694
PVH Corp.	42,818	4,020,182
Alaska Air Group, Inc.	75,819	3,942,588
UniFirst Corp.	18,003	3,811,055
Ralph Lauren Corp. — Class A	31,603	3,278,495
DR Horton, Inc.	46,692	3,218,013
Tapestry, Inc.*	96,928	3,012,522
Lear Corp.	17,436	2,772,847
Penske Automotive Group, Inc.	45,617	2,709,194
Kohl's Corp.	60,871	2,476,841
Methode Electronics, Inc.	62,648	2,398,165
BorgWarner, Inc.	58,870	2,274,737
Dick's Sporting Goods, Inc.	37,038	2,081,906
Skechers USA, Inc. — Class A*	55,597	1,998,156
Urban Outfitters, Inc.*	74,659	1,911,271
Meritage Homes Corp.*	19,300	1,598,426
Movado Group, Inc.*	80,698	1,341,201
Dana, Inc.	61,074	1,192,165
Total Consumer, Cyclical		54,432,211
Consumer, Non-cyclical - 10.9%
Bunge Ltd.	128,258	8,411,160
Encompass Health Corp.	87,893	7,267,872
Emergent BioSolutions, Inc.*	53,452	4,789,299
Sabre Corp.*	353,636	4,250,705
Ingredion, Inc.	53,258	4,189,807
Central Garden & Pet Co. — Class A*	100,456	3,649,566
US Foods Holding Corp.*	104,944	3,495,685
Integer Holdings Corp.*	40,418	3,281,537
MGP Ingredients, Inc.	64,898	3,054,100
Total Consumer, Non-cyclical		42,389,731
Basic Materials - 8.6%
Huntsman Corp.	221,662	5,572,583
Ashland Global Holdings, Inc.	64,211	5,085,511
Westlake Chemical Corp.	59,218	4,832,189
Reliance Steel & Aluminum Co.	36,971	4,427,278
Olin Corp.	156,106	3,833,963
Commercial Metals Co.	139,802	2,871,533
Element Solutions, Inc.	156,948	2,782,688
Nucor Corp.	39,296	2,090,154
Kraton Corp.*	69,755	1,938,491
Total Basic Materials		33,434,390
Utilities - 4.7%
Pinnacle West Capital Corp.	42,487	3,396,836
Black Hills Corp.	54,696	3,361,069
Avista Corp.	79,710	3,199,559
Southwest Gas Holdings, Inc.	50,360	3,059,370
Edison International	44,188	2,775,890
Spire, Inc.	42,220	2,703,769
Total Utilities		18,496,493
Technology - 4.3%
Evolent Health, Inc. — Class A*	384,621	6,165,474
Qorvo, Inc.*	28,398	4,721,736
Science Applications International Corp.	31,711	3,001,129
Skyworks Solutions, Inc.	19,123	2,923,524
Total Technology		16,811,863
Communications - 4.0%
Infinera Corp.*	866,923	9,085,353

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Communications - 4.0% (continued)
Viavi Solutions, Inc.*	282,669	$4,232,968
Ciena Corp.*	43,648	2,306,797
Total Communications		15,625,118
Energy - 3.4%
Parsley Energy, Inc. — Class A	579,782	8,232,905
Range Resources Corp.*	418,464	2,803,709
Patterson-UTI Energy, Inc.	401,712	2,113,005
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		13,149,620
Total Common Stocks
(Cost $325,093,142)		385,614,114

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	1,652,084	106
Total Convertible Preferred Stocks
(Cost $1,577,634)		106

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.	516,551	426,155
Total Rights
(Cost $–)		426,155

EXCHANGE-TRADED FUNDS† - 0.5%
iShares Russell 2000 Value ETF	14,766	1,945,420
Total Exchange-Traded Funds
(Cost $1,262,585)		1,945,420

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[3]	1,644,769	1,644,769
Total Money Market Fund
(Cost $1,644,769)		1,644,769
Total Investments - 100.0%
(Cost $329,578,130)		$389,630,564
Other Assets & Liabilities, net - 0.0%		(138,830)
Total Net Assets - 100.0%		$389,491,734

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of December 31, 2020.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$385,614,113	$—	$1	$385,614,114
Convertible Preferred Stocks	—	—	106	106
Rights	426,155	—	—	426,155
Exchange-Traded Funds	1,945,420	—	—	1,945,420
Money Market Fund	1,644,769	—	—	1,644,769
Total Assets	$389,630,457	$—	$107	$389,630,564

SMid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20
Common Stock
HydroGen Corp. *	$2	$–	$–	$–	$(1)	$1	1,265,700

*	Non-income producing security.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 15.6%
Consumer, Non-cyclical - 5.0%
Johnson & Johnson	5,494	$864,646
Merck & Company, Inc.	7,148	584,706
UnitedHealth Group, Inc.	1,468	514,798
Bristol-Myers Squibb Co.	8,188	507,902
Amgen, Inc.	2,201	506,054
Pfizer, Inc.	12,776	470,285
AbbVie, Inc.	4,008	429,457
Philip Morris International, Inc.	4,895	405,257
Altria Group, Inc.	8,263	338,783
Procter & Gamble Co.	2,389	332,406
Eli Lilly & Co.	1,957	330,420
Kraft Heinz Co.	8,735	302,755
Molson Coors Beverage Co. — Class B	6,439	290,978
Gilead Sciences, Inc.	4,984	290,368
CVS Health Corp.	4,195	286,518
United Rentals, Inc.*	1,198	277,828
McKesson Corp.	1,563	271,837
AmerisourceBergen Corp. — Class A	2,779	271,675
Anthem, Inc.	814	261,367
Quanta Services, Inc.	3,618	260,568
General Mills, Inc.	4,405	259,014
Cigna Corp.	1,120	233,162
Humana, Inc.	568	233,034
Alexion Pharmaceuticals, Inc.*	1,480	231,235
DaVita, Inc.*	1,868	219,303
HCA Healthcare, Inc.	1,278	210,180
PayPal Holdings, Inc.*	852	199,539
Laboratory Corporation of America Holdings*	917	186,655
Vertex Pharmaceuticals, Inc.*	704	166,383
Tyson Foods, Inc. — Class A	2,384	153,625
Cardinal Health, Inc.	2,851	152,699
Becton Dickinson and Co.	585	146,379
Kroger Co.	4,541	144,222
Kimberly-Clark Corp.	1,056	142,380
Universal Health Services, Inc. — Class B	959	131,863
Biogen, Inc.*	529	129,531
J M Smucker Co.	1,096	126,698
Regeneron Pharmaceuticals, Inc.*	258	124,643
Colgate-Palmolive Co.	1,424	121,766
Conagra Brands, Inc.	3,221	116,793
Campbell Soup Co.	2,210	106,854
Quest Diagnostics, Inc.	857	102,129
Viatris, Inc.*	1	18
Total Consumer, Non-cyclical		11,436,713
Technology - 4.0%
Apple, Inc.	16,961	2,250,555
Microsoft Corp.	8,012	1,782,029
Intel Corp.	10,064	501,389
International Business Machines Corp.	3,876	487,911
Broadcom, Inc.	1,056	462,370
Oracle Corp.	6,348	410,652
Cerner Corp.	4,985	391,223
Texas Instruments, Inc.	2,377	390,137
Seagate Technology plc	5,551	345,050
HP, Inc.	12,117	297,957
NetApp, Inc.	4,338	287,349
Applied Materials, Inc.	2,442	210,745
Accenture plc — Class A	759	198,259
QUALCOMM, Inc.	1,263	192,405
NVIDIA Corp.	324	169,193
KLA Corp.	631	163,372
Cognizant Technology Solutions Corp. — Class A	1,914	156,852
Micron Technology, Inc.*	2,058	154,720
Microchip Technology, Inc.	901	124,437
Advanced Micro Devices, Inc.*	758	69,516
Total Technology		9,046,121
Communications - 2.8%
Amazon.com, Inc.*	442	1,439,563
Alphabet, Inc. — Class C*	671	1,175,512
Verizon Communications, Inc.	10,585	621,869
Facebook, Inc. — Class A*	2,231	609,420
Cisco Systems, Inc.	13,257	593,251
Comcast Corp. — Class A	6,014	315,133
AT&T, Inc.	10,757	309,371
T-Mobile US, Inc.*	2,056	277,251
Juniper Networks, Inc.	11,229	252,765
Motorola Solutions, Inc.	1,079	183,495
Walt Disney Co.*	948	171,759
Corning, Inc.	3,824	137,664
Omnicom Group, Inc.	2,206	137,588
eBay, Inc.	2,511	126,178
Total Communications		6,350,819
Financial - 1.5%
Berkshire Hathaway, Inc. — Class B*	2,488	576,892
JPMorgan Chase & Co.	3,586	455,673
Bank of America Corp.	13,506	409,367
MetLife, Inc.	8,058	378,323
Allstate Corp.	2,732	300,329
Visa, Inc. — Class A	1,301	284,568
Travelers Companies, Inc.	1,451	203,677
Western Union Co.	9,097	199,588
Mastercard, Inc. — Class A	491	175,257
Ameriprise Financial, Inc.	806	156,630
Hartford Financial Services Group, Inc.	2,907	142,385
Aflac, Inc.	2,396	106,550
Total Financial		3,389,239
Consumer, Cyclical - 1.0%
Lowe's Companies, Inc.	2,623	421,018
Best Buy Company, Inc.	2,518	251,271
AutoZone, Inc.*	205	243,015
Walmart, Inc.	1,656	238,713
Genuine Parts Co.	2,298	230,788
PACCAR, Inc.	2,014	173,768
Lennar Corp. — Class A	2,049	156,195
PulteGroup, Inc.	3,519	151,739
Cummins, Inc.	556	126,268
LKQ Corp.*	3,263	114,988
General Motors Co.	2,477	103,142
Whirlpool Corp.	565	101,977
Total Consumer, Cyclical		2,312,882

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 15.6% (continued)
Industrial - 1.0%
TE Connectivity Ltd.	3,108	$376,286
Caterpillar, Inc.	1,275	232,075
Lockheed Martin Corp.	634	225,057
3M Co.	1,277	223,207
General Dynamics Corp.	1,428	212,515
Snap-on, Inc.	1,230	210,502
Textron, Inc.	3,472	167,802
General Electric Co.	13,852	149,601
Waters Corp.*	600	148,452
Northrop Grumman Corp.	413	125,850
Huntington Ingalls Industries, Inc.	636	108,425
Total Industrial		2,179,772
Utilities - 0.3%
Evergy, Inc.	5,317	295,147
Public Service Enterprise Group, Inc.	3,530	205,799
PPL Corp.	5,053	142,494
Exelon Corp.	2,931	123,747
Total Utilities		767,187
Total Common Stocks
(Cost $29,505,509)		35,482,733

MUTUAL FUNDS† - 78.5%
Guggenheim Strategy Fund II1	2,820,802	70,407,215
Guggenheim Strategy Fund III[1]	2,276,819	57,148,144
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	5,083,056	50,728,901
Total Mutual Funds
(Cost $177,073,653)		178,284,260

MONEY MARKET FUND† - 5.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	12,155,402	12,155,402
Total Money Market Fund
(Cost $12,155,402)		12,155,402
Total Investments - 99.5%
(Cost $218,734,564)		$225,922,395
Other Assets & Liabilities, net - 0.5%		1,118,811
Total Net Assets - 100.0%		$227,041,206

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	17	Mar 2021	$3,182,613	$48,435

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	0.39% (1 Month USD LIBOR + 0.24%)	At Maturity	12/02/21	24,306	$188,576,643	$24,879,695

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,482,733	$—	$—	$35,482,733
Mutual Funds	178,284,260	—	—	178,284,260
Money Market Fund	12,155,402	—	—	12,155,402
Equity Futures Contracts**	48,435	—	—	48,435
Equity Index Swap Agreements**	—	24,879,695	—	24,879,695
Total Assets	$225,970,830	$24,879,695	$—	$250,850,525

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$70,019,609	$415,649	$–	$–	$(28,043)	$70,407,215	2,820,802	$408,810
Guggenheim Strategy Fund III	56,791,001	289,034	–	–	68,109	57,148,144	2,276,819	282,465
Guggenheim Ultra Short Duration Fund — Institutional Class	42,225,877	12,423,413	(3,921,989)	82,284	(80,684)	50,728,901	5,083,056	130,733
	$169,036,487	$13,128,096	$(3,921,989)	$82,284	$(40,618)	$178,284,260		$822,008

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 15.3%
Consumer, Non-cyclical - 4.4%
Chemed Corp.	554	$295,066
Jazz Pharmaceuticals plc*	1,353	223,313
Charles River Laboratories International, Inc.*	875	218,627
Encompass Health Corp.	2,467	203,996
Bio-Techne Corp.	555	176,240
PRA Health Sciences, Inc.*	1,361	170,724
Masimo Corp.*	628	168,543
Amedisys, Inc.*	514	150,772
Exelixis, Inc.*	7,016	140,811
Integra LifeSciences Holdings Corp.*	2,017	130,944
Repligen Corp.*	644	123,410
Hill-Rom Holdings, Inc.	1,218	119,327
LHC Group, Inc.*	549	117,113
STERIS plc	604	114,482
Syneos Health, Inc.*	1,664	113,368
Post Holdings, Inc.*	1,092	110,303
Quanta Services, Inc.	1,526	109,903
Arrowhead Pharmaceuticals, Inc.*	1,400	107,422
ICU Medical, Inc.*	493	105,743
United Rentals, Inc.*	450	104,359
Quidel Corp.*	575	103,299
Globus Medical, Inc. — Class A*	1,576	102,787
Boston Beer Company, Inc. — Class A*	101	100,423
Kimberly-Clark Corp.	639	86,156
WEX, Inc.*	422	85,890
Darling Ingredients, Inc.*	1,464	84,444
Emergent BioSolutions, Inc.*	879	78,758
Service Corporation International	1,508	74,043
Tyson Foods, Inc. — Class A	1,139	73,397
Vertex Pharmaceuticals, Inc.*	297	70,193
HealthEquity, Inc.*	988	68,873
Dentsply Sirona, Inc.	1,308	68,487
Campbell Soup Co.	1,372	66,336
Haemonetics Corp.*	549	65,194
Hologic, Inc.*	882	64,236
LivaNova plc*	967	64,025
Baxter International, Inc.	768	61,624
McKesson Corp.	343	59,654
Ligand Pharmaceuticals, Inc. — Class B*	597	59,372
Molina Healthcare, Inc.*	241	51,256
CoreLogic, Inc.	622	48,093
Incyte Corp.*	550	47,839
Cardinal Health, Inc.	859	46,008
United Therapeutics Corp.*	276	41,894
Regeneron Pharmaceuticals, Inc.*	86	41,548
Helen of Troy Ltd.*	184	40,883
Total Consumer, Non-cyclical		4,759,178
Industrial - 3.6%
Trimble, Inc.*	3,351	223,746
Hubbell, Inc.	1,227	192,381
AGCO Corp.	1,746	179,995
Timken Co.	2,310	178,702
ITT, Inc.	2,127	163,822
Carlisle Companies, Inc.	1,020	159,304
Lincoln Electric Holdings, Inc.	1,294	150,427
Cognex Corp.	1,778	142,747
Generac Holdings, Inc.*	598	135,991
TE Connectivity Ltd.	1,039	125,792
EMCOR Group, Inc.	1,208	110,484
Waters Corp.*	430	106,391
Knight-Swift Transportation Holdings, Inc.	2,509	104,926
Trex Company, Inc.*	1,142	95,608
PerkinElmer, Inc.	662	94,997
Oshkosh Corp.	1,097	94,419
Lennox International, Inc.	339	92,876
Curtiss-Wright Corp.	798	92,847
Woodward, Inc.	741	90,054
TopBuild Corp.*	489	90,015
Axon Enterprise, Inc.*	712	87,241
II-VI, Inc.*	1,118	84,923
Energizer Holdings, Inc.	2,007	84,655
Owens Corning	1,039	78,715
Jabil, Inc.	1,628	69,239
Huntington Ingalls Industries, Inc.	402	68,533
National Instruments Corp.	1,552	68,195
Masco Corp.	1,221	67,069
Clean Harbors, Inc.*	863	65,674
Graco, Inc.	891	64,464
Valmont Industries, Inc.	358	62,625
MasTec, Inc.*	864	58,907
Werner Enterprises, Inc.	1,332	52,241
XPO Logistics, Inc.*	413	49,230
Northrop Grumman Corp.	145	44,184
Littelfuse, Inc.	163	41,510
MSA Safety, Inc.	271	40,485
Nordson Corp.	199	39,989
Universal Display Corp.	169	38,836
Eagle Materials, Inc.	328	33,243
Toro Co.	333	31,582
Total Industrial		3,857,064
Technology - 2.3%
Fair Isaac Corp.*	341	174,265
Cerner Corp.	2,012	157,902
Monolithic Power Systems, Inc.	415	151,986
MKS Instruments, Inc.	999	150,300
Lumentum Holdings, Inc.*	1,566	148,457
CDK Global, Inc.	2,695	139,682
Cree, Inc.*	1,284	135,976
Seagate Technology plc	2,019	125,501
J2 Global, Inc.*	1,225	119,670
CACI International, Inc. — Class A*	472	117,684
PTC, Inc.*	969	115,902
NetApp, Inc.	1,710	113,270
ACI Worldwide, Inc.*	2,852	109,602
Cirrus Logic, Inc.*	1,332	109,490
Perspecta, Inc.	4,019	96,777
Teradata Corp.*	4,143	93,093
Silicon Laboratories, Inc.*	712	90,666
Manhattan Associates, Inc.*	716	75,309
Synaptics, Inc.*	716	69,022
NCR Corp.*	1,819	68,340

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 15.3% (continued)
Technology - 2.3% (continued)
Blackbaud, Inc.	1,153	$66,367
Semtech Corp.*	569	41,019
Ceridian HCM Holding, Inc.*	314	33,460
Total Technology		2,503,740
Consumer, Cyclical - 2.0%
Gentex Corp.	6,043	205,039
AutoZone, Inc.*	133	157,664
Polaris, Inc.	1,404	133,773
Deckers Outdoor Corp.*	465	133,353
Williams-Sonoma, Inc.	1,216	123,837
Caesars Entertainment, Inc.*	1,637	121,580
Lithia Motors, Inc. — Class A	396	115,897
Brunswick Corp.	1,396	106,431
RH*	222	99,349
Visteon Corp.*	757	95,019
Tempur Sealy International, Inc.*	3,466	93,582
PACCAR, Inc.	1,003	86,539
Wyndham Hotels & Resorts, Inc.	1,396	82,978
PulteGroup, Inc.	1,585	68,345
O'Reilly Automotive, Inc.*	143	64,718
LKQ Corp.*	1,710	60,260
Leggett & Platt, Inc.	1,200	53,160
IAA, Inc.*	759	49,320
Scotts Miracle-Gro Co. — Class A	246	48,988
Mattel, Inc.*	2,742	47,848
Penn National Gaming, Inc.*	537	46,381
Five Below, Inc.*	250	43,745
Carter's, Inc.	456	42,896
KB Home	1,241	41,598
Texas Roadhouse, Inc. — Class A	500	39,080
Total Consumer, Cyclical		2,161,380
Financial - 1.2%
Stifel Financial Corp.	2,667	134,577
RenaissanceRe Holdings Ltd.	789	130,832
Evercore, Inc. — Class A	1,038	113,806
Primerica, Inc.	796	106,608
Western Union Co.	4,153	91,117
Brown & Brown, Inc.	1,743	82,636
Ameriprise Financial, Inc.	405	78,704
Medical Properties Trust, Inc. REIT	3,105	67,658
CyrusOne, Inc. REIT	920	67,298
PROG Holdings, Inc.	1,095	58,988
Brighthouse Financial, Inc.*	1,417	51,302
Interactive Brokers Group, Inc. — Class A	818	49,832
SLM Corp.	3,304	40,936
Essent Group Ltd.	899	38,837
EastGroup Properties, Inc. REIT	235	32,444
American Campus Communities, Inc. REIT	753	32,206
STORE Capital Corp. REIT	908	30,854
Commerce Bancshares, Inc.	462	30,354
Camden Property Trust REIT	296	29,576
Total Financial		1,268,565
Communications - 0.8%
Ciena Corp.*	2,974	157,176
FactSet Research Systems, Inc.	413	137,322
Cable One, Inc.	46	102,475
Corning, Inc.	1,727	62,172
Yelp, Inc. — Class A*	1,769	57,793
Motorola Solutions, Inc.	327	55,610
GrubHub, Inc.*	692	51,395
New York Times Co. — Class A	988	51,149
Interpublic Group of Companies, Inc.	2,035	47,863
eBay, Inc.	894	44,924
Omnicom Group, Inc.	717	44,719
Total Communications		812,598
Energy - 0.7%
Enphase Energy, Inc.*	1,508	264,609
SolarEdge Technologies, Inc.*	693	221,150
Sunrun, Inc.*	1,940	134,597
First Solar, Inc.*	888	87,841
Murphy USA, Inc.	310	40,570
Total Energy		748,767
Utilities - 0.3%
ONE Gas, Inc.	1,366	104,868
Hawaiian Electric Industries, Inc.	2,664	94,279
IDACORP, Inc.	939	90,172
Total Utilities		289,319
Basic Materials - 0.0%
RPM International, Inc.	550	49,929
Total Common Stocks
(Cost $13,573,299)		16,450,540

MUTUAL FUNDS† - 80.9%
Guggenheim Strategy Fund II1	1,269,161	31,678,266
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	3,149,882	31,435,827
Guggenheim Strategy Fund III[1]	948,010	23,795,040
Total Mutual Funds
(Cost $86,308,250)		86,909,133

MONEY MARKET FUND† - 4.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	4,471,068	4,471,068
Total Money Market Fund
(Cost $4,471,068)		4,471,068
Total Investments - 100.4%
(Cost $104,352,617)		$107,830,741
Other Assets & Liabilities, net - (0.4)%		(390,420)
Total Net Assets - 100.0%		$107,440,321

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	1	Mar 2021	$257,385	$5,495
S&P MidCap 400 Index Mini Futures Contracts	3	Mar 2021	690,780	5,480
S&P 500 Index Mini Futures Contracts	1	Mar 2021	187,213	2,849
			$1,135,378	$13,824

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Citibank N.A., New York	Russell MidCap Growth Index Total Return	0.36% (1 Month USD LIBOR + 0.21%)	At Maturity	12/02/21	18,370	$91,053,477	$14,456,088

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of December 31, 2020.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,450,540	$—	$—	$16,450,540
Mutual Funds	86,909,133	—	—	86,909,133
Money Market Fund	4,471,068	—	—	4,471,068
Equity Futures Contracts**	13,824	—	—	13,824
Equity Index Swap Agreements**	—	14,456,088	—	14,456,088
Total Assets	$107,844,565	$14,456,088	$—	$122,300,653

**	This derivative is reported as unrealized appreciation/depreciation at period end.

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$29,104,012	$2,585,911	$–	$–	$(11,657)	$31,678,266	1,269,161	$182,834
Guggenheim Strategy Fund III	23,646,335	120,346	–	–	28,359	23,795,040	948,010	117,613
Guggenheim Ultra Short Duration Fund — Institutional Class	20,960,246	11,547,632	(1,077,996)	34,634	(28,689)	31,435,827	3,149,882	72,993
	$73,710,593	$14,253,889	$(1,077,996)	$34,634	$(11,987)	$86,909,133		$373,440

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 1.1%
Financial - 1.1%
Pershing Square Tontine Holdings, Ltd. — Class A*	9,249,470	$256,395,308
Industrial - 0.0%
API Heat Transfer Parent LLC*,†††	42,528	3,300
BP Holdco LLC*,†††,1	532	188
Vector Phoenix Holdings, LP*,†††	532	52
Total Industrial		3,540
Total Common Stocks
(Cost $179,174,056)		256,398,848

PREFERRED STOCKS†† - 1.2%
Financial - 1.2%
Public Storage, 4.63%	1,842,400	50,002,736
4.13%	426,000	11,557,380
Wells Fargo & Co., 4.70%	2,184,000	57,613,920
Bank of America Corp., 4.38%*	1,552,000	41,205,600
American Financial Group, Inc., 4.50% due 09/15/60	1,292,800	36,030,336
First Republic Bank, 4.13%	798,800	21,120,272
CNO Financial Group, Inc., 5.13% due 11/25/60*	712,000	18,704,240
Assurant, Inc., 5.25% due 01/15/61*	558,400	15,277,824
Selective Insurance Group, Inc., 4.60%*	538,000	13,901,920
W R Berkley Corp., 4.25% due 09/30/60	376,400	9,891,792
Total Financial		275,306,020
Industrial - 0.0%
API Heat Transfer Intermediate*,†††	9	4,625
Total Preferred Stocks
(Cost $257,027,237)		275,310,645

WARRANTS† - 0.0%
Pershing Square Tontine Holdings, Ltd.
$23.00, 07/24/25*	1,027,719	9,866,101
Total Warrants
(Cost $5,836,416)		9,866,101

EXCHANGE-TRADED FUNDS† - 4.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,910,385	954,531,480
iShares iBoxx High Yield Corporate Bond ETF	2,322,190	202,727,187
Total Exchange-Traded Funds
(Cost $1,045,267,460)		1,157,258,667

MUTUAL FUNDS† - 0.3%
Guggenheim Strategy Fund II1	1,078,161	26,910,894
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,668,312	26,629,752
Guggenheim Strategy Fund III[1]	579,660	14,549,456
Total Mutual Funds
(Cost $67,927,941)		68,090,102

CLOSED-END FUNDS† - 0.1%
BlackRock MuniHoldings California Quality Fund, Inc.	612,605	9,189,075
BlackRock MuniYield California Quality Fund, Inc.	434,289	6,499,135
Total Closed-End Funds
(Cost $15,469,332)		15,688,210

MONEY MARKET FUND† - 0.8%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 0.01%[3]	203,647,857	203,647,857
Total Money Market Fund
(Cost $203,647,857)		203,647,857

	Face Amount~
CORPORATE BONDS†† - 47.4%
Financial - 18.2%
American International Group, Inc.
3.40% due 06/30/30	78,220,000	89,628,529
4.38% due 06/30/50	65,480,000	85,737,426
2.50% due 06/30/25	2,370,000	2,547,742
Wells Fargo & Co.
3.07% due 04/30/41[4]	126,490,000	137,595,701
2.57% due 02/11/31[4]	18,410,000	19,534,190
Bank of America Corp.
2.59% due 04/29/31[4]	100,240,000	107,433,061
2.68% due 06/19/41[4]	43,300,000	45,114,121
0.81% (U.S. Secured Overnight Financing Rate + 0.73%, Rate Floor: 0.00%) due 10/24/24[5]	1,660,000	1,672,440
JPMorgan Chase & Co.
3.11% due 04/22/41[4]	55,390,000	61,913,071
2.96% due 05/13/31[4]	29,530,000	32,382,332
4.49% due 03/24/31[4]	25,750,000	31,675,795
2.52% due 04/22/31[4]	24,520,000	26,355,618
Citizens Financial Group, Inc.
3.25% due 04/30/30	124,980,000	140,839,903
2.50% due 02/06/30	9,567,000	10,166,966
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[6]	116,750,000	137,148,808
Charles Schwab Corp.
4.00% [2,4]	71,300,000	75,043,250
5.38% [2,4]	47,950,000	53,404,312
Five Corners Funding Trust II
2.85% due 05/15/30[6]	100,083,000	110,712,913
Citigroup, Inc.
2.57% due 06/03/31[4]	72,390,000	77,157,618
4.00% [2,4]	26,300,000	26,990,375
Macquarie Bank Ltd.
3.62% due 06/03/30[6]	93,035,000	101,851,393
Reliance Standard Life Global Funding II
2.75% due 05/07/25[6]	96,010,000	101,836,968
Wilton RE Ltd.
6.00% †††,2,4,6	93,150,000	96,506,194
Reinsurance Group of America, Inc.
3.15% due 06/15/30	84,319,000	92,195,831

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 47.4% (continued)
Financial - 18.2% (continued)
Pershing Square Holdings Ltd.
3.25% due 11/15/30[6]	68,200,000	$68,917,674
5.50% due 07/15/22[6]	21,300,000	22,493,865
Markel Corp.
6.00% [2,4]	82,170,000	90,900,562
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	53,054,000	57,893,586
5.30% due 01/15/29	28,165,000	32,585,497
Lincoln National Corp.
3.40% due 01/15/31	49,200,000	56,379,609
4.38% due 06/15/50	18,680,000	24,074,617
Prudential plc
3.13% due 04/14/30	68,002,000	77,096,258
Fidelity National Financial, Inc.
3.40% due 06/15/30	52,430,000	57,577,163
2.45% due 03/15/31	17,490,000	17,789,435
Intercontinental Exchange, Inc.
3.00% due 06/15/50	37,190,000	39,417,012
2.65% due 09/15/40	34,550,000	35,459,529
Equitable Holdings, Inc.
4.95% [2,4]	68,250,000	72,600,937
BlackRock, Inc.
1.90% due 01/28/31	68,550,000	71,753,373
Iron Mountain, Inc.
5.25% due 07/15/30[6]	30,050,000	32,454,000
5.63% due 07/15/32[6]	13,350,000	14,718,375
4.50% due 02/15/31[6]	12,000,000	12,570,000
5.00% due 07/15/28[6]	5,275,000	5,604,002
Standard Chartered plc
4.64% due 04/01/31[4,6]	51,325,000	62,087,835
1.32% due 10/14/23[4,6]	1,080,000	1,090,800
Aflac, Inc.
3.60% due 04/01/30	52,300,000	61,558,298
KKR Group Finance Company VI LLC
3.75% due 07/01/29[6]	51,980,000	60,484,109
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[6]	54,430,000	58,748,891
Ares Finance Company II LLC
3.25% due 06/15/30[6]	54,415,000	57,604,956
Host Hotels & Resorts, LP
3.50% due 09/15/30	54,518,000	57,437,067
MetLife, Inc.
3.85% [2,4]	53,040,000	55,957,200
Deloitte LLP
3.56% due 05/07/30†††	27,300,000	28,753,280
3.76% due 05/07/35†††	10,200,000	10,707,529
3.66% due 05/07/32†††	9,450,000	10,044,581
7.33% due 11/20/26†††	4,800,000	5,985,225
First American Financial Corp.
4.00% due 05/15/30	46,550,000	53,358,918
NFP Corp.
6.88% due 08/15/28[6]	25,275,000	26,985,612
7.00% due 05/15/25[6]	23,600,000	25,370,000
Bank of New York Mellon Corp.
3.70% [2,4]	32,350,000	33,470,927
4.70% [2,4]	16,500,000	18,196,200
Arch Capital Group Ltd.
3.64% due 06/30/50	44,100,000	51,322,350
Loews Corp.
3.20% due 05/15/30	44,720,000	50,802,727
Alleghany Corp.
3.63% due 05/15/30	43,920,000	49,408,432
Quicken Loans LLC / Quicken Loans Company-Issuer, Inc.
3.88% due 03/01/31[6]	46,650,000	48,399,375
Visa, Inc.
2.00% due 08/15/50	46,000,000	43,932,469
Belrose Funding Trust
2.33% due 08/15/30[6]	41,850,000	43,070,398
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	37,760,000	42,833,052
Jefferies Group LLC
2.75% due 10/15/32	40,440,000	42,441,442
Teachers Insurance & Annuity Association of America
3.30% due 05/15/50[6]	38,500,000	41,954,345
Massachusetts Mutual Life Insurance Co.
3.38% due 04/15/50[6]	37,950,000	41,457,027
Liberty Mutual Group, Inc.
3.95% due 05/15/60[6]	33,870,000	40,427,244
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[6]	35,480,000	39,375,817
Brookfield Finance, Inc.
3.50% due 03/30/51	32,490,000	34,698,001
4.85% due 03/29/29	1,410,000	1,727,304
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[7]	32,375,000	35,693,437
PricewaterhouseCoopers LLP
3.43% due 09/13/30†††	30,000,000	31,372,315
Aon Corp.
2.80% due 05/15/30	28,740,000	31,354,537
Manulife Financial Corp.
2.48% due 05/19/27	27,800,000	30,169,045
Fifth Third Bancorp
2.55% due 05/05/27	27,190,000	29,591,291
Dyal Capital Partners III
4.40% due 06/15/40†††	26,750,000	27,938,995
Credit Suisse Group AG
4.19% due 04/01/31[4,6]	23,500,000	27,658,879
Goldman Sachs Group, Inc.
3.50% due 04/01/25	22,500,000	24,997,268
0.63% (U.S. Secured Overnight Financing Rate + 0.54%) due 11/17/23[5]	1,660,000	1,661,205
Kemper Corp.
2.40% due 09/30/30	22,380,000	22,784,156

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 47.4% (continued)
Financial - 18.2% (continued)
National Australia Bank Ltd.
2.33% due 08/21/30[6]	22,400,000	$22,772,454
Central Storage Safety Project Trust
4.82% due 02/01/38[7]	20,500,000	22,706,841
Alexandria Real Estate Equities, Inc.
4.90% due 12/15/30	17,450,000	22,206,453
Allianz SE
3.50%[2,4,6]	20,850,000	21,240,937
Crown Castle International Corp.
3.30% due 07/01/30	17,657,000	19,763,110
Camden Property Trust
2.80% due 05/15/30	17,000,000	18,879,503
CNA Financial Corp.
2.05% due 08/15/30	18,150,000	18,504,764
Prudential Financial, Inc.
3.70% due 10/01/50[4]	17,050,000	18,035,149
Australia & New Zealand Banking Group Ltd.
2.57% due 11/25/35[4,6]	17,400,000	17,750,970
Westpac Banking Corp.
2.96% due 11/16/40	16,600,000	17,676,909
United Shore Financial Services LLC
5.50% due 11/15/25[6]	16,600,000	17,513,000
Weyerhaeuser Co.
4.00% due 04/15/30	14,424,000	17,081,245
QBE Insurance Group Ltd.
5.88%[2,4,6]	15,600,000	17,043,000
W R Berkley Corp.
4.00% due 05/12/50	13,105,000	15,986,394
Apollo Management Holdings, LP
2.65% due 06/05/30[6]	14,407,000	14,725,925
CIT Group, Inc.
3.93% due 06/19/24[4]	13,925,000	14,725,687
PartnerRe Finance B LLC
4.50% due 10/01/50[4]	13,970,000	14,635,706
Nasdaq, Inc.
3.25% due 04/28/50	13,150,000	14,449,406
Brown & Brown, Inc.
2.38% due 03/15/31	11,960,000	12,517,496
Protective Life Corp.
3.40% due 01/15/30[6]	11,440,000	12,335,459
Ameriprise Financial, Inc.
3.00% due 04/02/25	10,740,000	11,692,287
New York Life Insurance Co.
3.75% due 05/15/50[6]	9,300,000	11,124,973
Aviation Capital Group LLC
2.88% due 01/20/22[6]	10,691,000	10,825,390
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[6]	8,050,000	9,394,350
American Equity Investment Life Holding Co.
5.00% due 06/15/27	7,964,000	8,995,026
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[6]	7,975,000	8,154,437
Hanover Insurance Group, Inc.
2.50% due 09/01/30	7,070,000	7,379,155
NFL Trust XI SPV
3.53% due 10/05/35†††	7,000,000	6,878,034
Assurant, Inc.
1.50% (3 Month USD LIBOR + 1.25%) due 03/26/21[5]	4,691,000	4,691,064
6.75% due 02/15/34	1,450,000	1,763,540
SBA Communications Corp.
3.88% due 02/15/27[6]	5,425,000	5,697,877
HS Wildcat LLC
3.83% due 12/31/50†††	5,000,000	5,000,000
Atlas Mara Ltd.
8.00% due 01/04/21†††	6,600,000	3,722,400
KKR Group Finance Company III LLC
5.13% due 06/01/44[6]	2,710,000	3,557,269
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[6]	1,896,322	2,314,148
0.50% (1 Month USD LIBOR + 0.34%) due 02/15/52[5,6]	1,701,357	1,051,292
Western Group Housing, LP
6.75% due 03/15/57[6]	1,489,854	2,133,471
Transatlantic Holdings, Inc.
8.00% due 11/30/39	1,135,000	1,792,843
Societe Generale S.A.
1.49% due 12/14/26[4,6]	1,650,000	1,664,576
Equitable Financial Life Global Funding
1.40% due 07/07/25[6]	1,580,000	1,622,802
Mid-Atlantic Military Family Communities LLC
5.24% due 08/01/50[6]	1,111,354	1,387,162
Univest Financial Corp.
3.76% (3 Month USD LIBOR + 3.54%) due 03/30/25[5]	1,000,000	995,879
Macquarie Group Ltd.
5.03% due 01/15/30[4,6]	800,000	966,626
Atlantic Marine Corporations Communities LLC
5.37% due 12/01/50[6]	770,775	911,329
Janus Capital Group, Inc.
4.88% due 08/01/25	780,000	897,946
Pacific Beacon LLC
5.51% due 07/15/36[6]	500,000	614,577
Peachtree Corners Funding Trust
3.98% due 02/15/25[6]	215,000	238,396

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 47.4% (continued)
Financial - 18.2% (continued)
Sompo International Holdings Ltd.
4.70% due 10/15/22		140,000	$149,620
Total Financial			4,384,809,467
Consumer, Non-cyclical - 7.5%
Sysco Corp.
5.95% due 04/01/30		109,590,000	144,006,205
6.60% due 04/01/40		1,440,000	2,106,369
CoStar Group, Inc.
2.80% due 07/15/30[6]		90,690,000	94,230,182
DaVita, Inc.
4.63% due 06/01/30[6]		47,150,000	50,037,938
3.75% due 02/15/31[6]		38,095,000	38,680,139
Constellation Brands, Inc.
2.88% due 05/01/30		59,320,000	65,001,640
3.75% due 05/01/50		14,760,000	17,379,125
Altria Group, Inc.
3.40% due 05/06/30		47,320,000	53,092,857
2.35% due 05/06/25		18,290,000	19,432,851
4.45% due 05/06/50		6,120,000	7,235,242
Quanta Services, Inc.
2.90% due 10/01/30		71,770,000	76,948,673
BAT Capital Corp.
3.98% due 09/25/50		41,450,000	43,254,701
4.70% due 04/02/27		22,390,000	26,327,820
3.22% due 09/06/26		1,800,000	1,982,472
Zimmer Biomet Holdings, Inc.
3.55% due 03/20/30		60,550,000	68,565,749
Kraft Heinz Foods Co.
4.88% due 10/01/49[6]		13,025,000	15,195,269
4.38% due 06/01/46		13,090,000	14,162,659
5.50% due 06/01/50[6]		10,750,000	13,542,339
4.25% due 03/01/31[6]		10,850,000	12,098,375
5.00% due 06/04/42		7,850,000	9,210,198
5.20% due 07/15/45		1,930,000	2,294,875
Royalty Pharma plc
3.55% due 09/02/50[6]		39,710,000	42,309,031
2.20% due 09/02/30[6]		20,800,000	21,359,927
Alcon Finance Corp.
2.60% due 05/27/30[6]		50,650,000	53,962,677
RELX Capital, Inc.
3.00% due 05/22/30		47,873,000	53,159,342
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[6]		38,800,000	42,158,140
Keurig Dr Pepper, Inc.
3.20% due 05/01/30		36,818,000	41,686,241
Anheuser-Busch InBev Worldwide, Inc.
3.50% due 06/01/30		35,920,000	41,608,405
McCormick & Company, Inc.
2.50% due 04/15/30		37,350,000	39,996,265
Centene Corp.
3.00% due 10/15/30		37,200,000	39,428,280
Boston Scientific Corp.
2.65% due 06/01/30		32,010,000	34,285,996
Becton Dickinson and Co.
2.82% due 05/20/30		29,400,000	32,313,391
Emory University
2.97% due 09/01/50		30,000,000	32,019,836
Yale-New Haven Health Services Corp.
2.50% due 07/01/50		32,350,000	31,643,796
California Institute of Technology
3.65% due 09/01/19		25,760,000	29,251,243
Global Payments, Inc.
2.90% due 05/15/30		24,810,000	27,014,940
Quest Diagnostics, Inc.
2.80% due 06/30/31		23,530,000	25,800,255
US Foods, Inc.
6.25% due 04/15/25[6]		24,050,000	25,703,438
Duke University
2.83% due 10/01/55		23,400,000	25,317,707
Health Care Service Corporation A Mutual Legal Reserve Co.
3.20% due 06/01/50[6]		23,030,000	24,911,333
Ascension Health
2.53% due 11/15/29		21,405,000	23,451,401
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[6]		22,650,000	23,397,903
Johnson & Johnson
2.45% due 09/01/60		22,250,000	23,144,331
Universal Health Services, Inc.
2.65% due 10/15/30[6]		19,660,000	20,409,311
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[6]		19,400,000	20,351,272
Thermo Fisher Scientific, Inc.
4.50% due 03/25/30		16,100,000	20,121,330
Hologic, Inc.
3.25% due 02/15/29[6]		18,850,000	19,179,875
AMN Healthcare, Inc.
4.63% due 10/01/27[6]		10,800,000	11,313,756
4.00% due 04/15/29[6]		7,200,000	7,362,000
Cheplapharm Arzneimittel GmbH
4.38% due 01/15/28	EUR	13,750,000	17,193,884
Avantor Funding, Inc.
4.63% due 07/15/28[6]		15,900,000	16,814,250
Smithfield Foods, Inc.
3.00% due 10/15/30[6]		15,760,000	16,675,290
Sabre GLBL, Inc.
7.38% due 09/01/25[6]		12,825,000	13,915,125
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[6]		13,450,000	13,349,125
Gartner, Inc.
3.75% due 10/01/30[6]		9,830,000	10,358,461
4.50% due 07/01/28[6]		2,375,000	2,505,625
Moody's Corp.
3.25% due 05/20/50		11,180,000	12,408,973
Service Corporation International
3.38% due 08/15/30		11,225,000	11,676,357
OhioHealth Corp.
3.04% due 11/15/50		9,100,000	9,961,317

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 47.4% (continued)
Consumer, Non-cyclical - 7.5% (continued)
Post Holdings, Inc.
4.63% due 04/15/30[6]	9,025,000		$9,493,939
Central Garden & Pet Co.
4.13% due 10/15/30	8,975,000		9,356,438
Johns Hopkins University
2.81% due 01/01/60	8,750,000		9,227,248
University of Chicago
2.76% due 04/01/45	8,000,000		8,323,426
Tenet Healthcare Corp.
4.63% due 06/15/28[6]	7,106,000		7,443,535
Children's Hospital Corp.
2.59% due 02/01/50	7,100,000		7,098,477
Syneos Health, Inc.
3.63% due 01/15/29[6]	7,000,000		7,019,355
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00% due 12/31/26[6]	6,325,000		6,598,303
Children's Health System of Texas
2.51% due 08/15/50	6,500,000		6,332,935
Jaguar Holding Company II / PPD Development, LP
4.63% due 06/15/25[6]	4,596,000		4,846,988
5.00% due 06/15/28[6]	1,300,000		1,387,750
Wisconsin Alumni Research Foundation
3.56% due 10/01/49	3,775,000		4,098,708
Memorial Sloan-Kettering Cancer Center
2.96% due 01/01/50	3,500,000		3,724,293
McKesson Corp.
4.88% due 03/15/44	1,650,000		2,080,475
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[6]	1,800,000		1,921,500
HCA, Inc.
3.50% due 09/01/30	1,600,000		1,700,122
Cardinal Health, Inc.
4.50% due 11/15/44	1,450,000		1,697,940
Trustees of the University of Pennsylvania
4.01% due 08/15/47	1,250,000		1,370,876
Flowers Foods, Inc.
3.50% due 10/01/26	500,000		557,361
Total Consumer, Non-cyclical			1,826,585,176
Industrial - 6.1%
Boeing Co.
5.15% due 05/01/30	124,700,000		150,918,357
5.71% due 05/01/40	68,110,000		88,387,756
5.81% due 05/01/50	53,550,000		73,799,667
5.04% due 05/01/27	33,850,000		39,573,079
3.63% due 02/01/31	21,400,000		23,419,754
FedEx Corp.
4.25% due 05/15/30	74,049,000		89,970,518
3.80% due 05/15/25	11,750,000		13,264,025
WRKCo, Inc.
3.00% due 06/15/33	82,155,000		90,260,964
Sonoco Products Co.
3.13% due 05/01/30	73,763,000		81,976,233
Textron, Inc.
2.45% due 03/15/31	52,250,000		53,793,666
3.00% due 06/01/30	23,395,000		25,218,624
Snap-on, Inc.
3.10% due 05/01/50	59,779,000		67,516,124
BAE Systems plc
3.40% due 04/15/30[6]	42,797,000		48,483,650
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	44,050,000		44,690,066
Owens Corning
3.88% due 06/01/30	36,890,000		42,551,273
Standard Industries, Inc.
4.38% due 07/15/30[6]	13,600,000		14,548,328
3.38% due 01/15/31[6]	14,475,000		14,547,375
5.00% due 02/15/27[6]	7,300,000		7,628,500
Carrier Global Corp.
2.70% due 02/15/31	33,600,000		36,100,574
GATX Corp.
4.00% due 06/30/30	28,835,000		34,077,190
4.70% due 04/01/29	400,000		487,623
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[6]	31,850,000		33,283,250
Ball Corp.
2.88% due 08/15/30	31,641,000		31,561,897
Xylem, Inc.
2.25% due 01/30/31	16,950,000		17,851,441
1.95% due 01/30/28	11,850,000		12,494,943
CNH Industrial Capital LLC
1.88% due 01/15/26	27,960,000		29,281,008
Vulcan Materials Co.
3.50% due 06/01/30	23,400,000		26,877,511
Flowserve Corp.
3.50% due 10/01/30	23,880,000		25,490,434
Ryder System, Inc.
3.35% due 09/01/25	22,380,000		24,876,986
IDEX Corp.
3.00% due 05/01/30	22,300,000		24,550,555
FLIR Systems, Inc.
2.50% due 08/01/30	19,920,000		20,908,313
Bemis Company, Inc.
2.63% due 06/19/30	18,580,000		20,121,076
NFL Ventures, LP
3.02% due 04/15/35†††	20,000,000		19,862,583
Boxer Parent Co., Inc.
6.50% due 10/02/25	EUR	13,500,000	17,415,396
Graphic Packaging International LLC
3.50% due 03/01/29[6]	16,750,000		17,126,875
Howmet Aerospace, Inc.
6.88% due 05/01/25	7,083,000		8,287,110
5.90% due 02/01/27	3,950,000		4,663,489
6.75% due 01/15/28	1,988,000		2,431,006
5.95% due 02/01/37	475,000		572,375
Vertical US Newco, Inc.
5.25% due 07/15/27[6]	13,150,000		13,939,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
CORPORATE BONDS†† - 47.4% (continued)
Industrial - 6.1% (continued)
TFI International, Inc.
3.35% due 01/05/33†††	14,000,000		$13,919,945
National Basketball Association
2.51% due 12/16/24	10,500,000		10,538,335
Airbus SE
3.95% due 04/10/47[6]	9,000,000		10,449,325
Hardwood Funding LLC
3.19% due 06/07/30†††	8,000,000		7,914,251
Virgin Media
4.88% due 07/15/28	GBP	5,000,000	6,975,575
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	6,800,000		6,973,944
Oshkosh Corp.
3.10% due 03/01/30	3,880,000		4,231,701
Berry Global, Inc.
1.57% due 01/15/26[6]	2,750,000		2,774,887
PerkinElmer, Inc.
3.30% due 09/15/29	1,560,000		1,758,918
Burlington Northern Santa Fe LLC
5.40% due 06/01/41	1,180,000		1,718,630
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[7]	1,846,481		1,669,145
PowerTeam Services LLC
9.03% due 12/04/25[6]	1,500,000		1,668,915
Adevinta ASA
3.00% due 11/15/27	EUR	1,300,000	1,640,996
American Woodmark Corp.
4.88% due 03/15/26[6]	1,205,000		1,235,125
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	1,150,000		1,193,125
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[6]	1,150,000		1,178,750
TransDigm, Inc.
6.25% due 03/15/26[6]	1,075,000		1,144,875
Tennant Co.
5.63% due 05/01/25	975,000		1,015,219
JELD-WEN, Inc.
6.25% due 05/15/25[6]	300,000		324,000
Hexcel Corp.
3.95% due 02/15/27	180,000		194,558
Hillman Group, Inc.
6.38% due 07/15/22[6]	40,000		39,700
Total Industrial			1,471,368,513
Consumer, Cyclical - 4.8%
Delta Air Lines, Inc.
7.00% due 05/01/25[6]	136,400,000		157,480,939
Marriott International, Inc.
4.63% due 06/15/30	43,685,000		51,263,440
3.50% due 10/15/32	45,690,000		49,965,861
5.75% due 05/01/25	29,691,000		34,729,600
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	72,535,000		76,776,937
3.20% due 04/15/30	33,931,000		36,859,445
Starbucks Corp.
2.55% due 11/15/30	73,030,000		78,981,569
Hyatt Hotels Corp.
5.38% due 04/23/25	26,900,000		30,400,148
5.75% due 04/23/30	23,885,000		29,361,567
VF Corp.
2.95% due 04/23/30	52,243,000		57,804,432
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[6]	44,400,000		46,295,436
4.00% due 05/01/31[6]	5,750,000		6,066,882
5.38% due 05/01/25[6]	1,744,000		1,853,000
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[6]	45,200,000		48,312,431
4.75% due 10/20/28[6]	3,800,000		4,147,747
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[6]	39,300,000		39,827,799
3.88% due 01/15/28[6]	9,200,000		9,345,084
Choice Hotels International, Inc.
3.70% due 01/15/31	43,850,000		48,564,752
Ferguson Finance plc
3.25% due 06/02/30[6]	42,620,000		47,525,932
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[6]	38,950,000		41,871,250
BorgWarner, Inc.
2.65% due 07/01/27	36,010,000		38,721,084
Lowe's Companies, Inc.
4.50% due 04/15/30	29,315,000		36,490,358
WMG Acquisition Corp.
3.00% due 02/15/31[6]	28,050,000		27,489,000
3.88% due 07/15/30[6]	7,560,000		8,034,541
Whirlpool Corp.
4.60% due 05/15/50	21,920,000		28,363,055
Aramark Services, Inc.
6.38% due 05/01/25[6]	22,050,000		23,565,937
5.00% due 02/01/28[6]	1,325,000		1,396,219
Allison Transmission, Inc.
3.75% due 01/30/31[6]	12,300,000		12,584,438
Dollar General Corp.
3.50% due 04/03/30	10,650,000		12,225,906
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[6]	9,900,000		10,320,750
Williams Scotsman International, Inc.
4.63% due 08/15/28[6]	6,775,000		7,012,125
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[6]	5,990,000		6,469,200

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 47.4% (continued)
Consumer, Cyclical - 4.8% (continued)
Hanesbrands, Inc.
5.38% due 05/15/25[6]	6,095,000	$6,448,632
American Airlines Class AA Pass Through Trust
3.20% due 06/15/28	5,504,600	5,367,497
Smithsonian Institution
2.65% due 09/01/39	5,000,000	5,221,840
Performance Food Group, Inc.
6.88% due 05/01/25[6]	4,074,000	4,359,180
Tempur Sealy International, Inc.
5.50% due 06/15/26	3,600,000	3,746,520
JB Poindexter & Company, Inc.
7.13% due 04/15/26[6]	2,700,000	2,855,250
HP Communities LLC
5.86% due 09/15/53[6]	1,420,000	1,871,372
Hasbro, Inc.
3.90% due 11/19/29	1,480,000	1,676,120
Lear Corp.
4.25% due 05/15/29	1,450,000	1,657,042
Total Consumer, Cyclical		1,143,310,317
Communications - 3.9%
ViacomCBS, Inc.
4.95% due 01/15/31	69,401,000	87,107,143
4.95% due 05/19/50	39,600,000	51,294,690
4.75% due 05/15/25	36,350,000	42,201,730
2.90% due 01/15/27	6,570,000	7,209,275
Level 3 Financing, Inc.
4.25% due 07/01/28[6]	41,950,000	43,103,625
3.63% due 01/15/29[6]	36,820,000	36,727,950
3.88% due 11/15/29[6]	20,300,000	22,543,556
T-Mobile USA, Inc.
3.88% due 04/15/30[6]	74,705,000	86,523,331
Walt Disney Co.
2.65% due 01/13/31	39,920,000	43,764,789
3.80% due 05/13/60	31,990,000	40,643,927
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	71,850,000	75,994,346
AT&T, Inc.
2.75% due 06/01/31	48,660,000	51,999,197
2.30% due 06/01/27	6,000,000	6,399,228
Booking Holdings, Inc.
4.63% due 04/13/30	30,557,000	37,969,491
4.50% due 04/13/27	11,700,000	13,915,482
Virgin Media Secured Finance plc
4.50% due 08/15/30[6]	35,400,000	36,993,000
5.50% due 08/15/26[6]	1,200,000	1,246,500
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32[6]	18,275,000	19,512,583
4.25% due 02/01/31[6]	9,025,000	9,511,087
CSC Holdings LLC
3.38% due 02/15/31[6]	14,175,000	13,909,219
5.50% due 05/15/26[6]	6,861,000	7,135,440
4.13% due 12/01/30[6]	5,741,000	6,002,790
6.75% due 11/15/21	1,800,000	1,881,000
Amazon.com, Inc.
2.70% due 06/03/60	25,180,000	26,926,022
Fox Corp.
3.50% due 04/08/30	14,521,000	16,494,438
3.05% due 04/07/25	7,100,000	7,747,573
Sirius XM Radio, Inc.
4.13% due 07/01/30[6]	21,910,000	23,320,456
Altice France S.A.
7.38% due 05/01/26[6]	14,800,000	15,577,000
5.13% due 01/15/29[6]	6,250,000	6,468,750
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[6]	19,750,000	20,367,188
Verizon Communications, Inc.
3.15% due 03/22/30	16,590,000	18,604,210
QualityTech Limited Partnership / QTS Finance Corp.
3.88% due 10/01/28[6]	17,075,000	17,416,500
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[6]	15,600,000	16,224,000
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[6]	5,633,000	6,062,516
Lamar Media Corp.
4.00% due 02/15/30	5,375,000	5,576,563
Switch Ltd.
3.75% due 09/15/28[6]	4,200,000	4,263,000
Telenet Finance Luxemburg Notes SARL
5.50% due 03/01/28	2,800,000	2,986,200
Thomson Reuters Corp.
5.65% due 11/23/43	1,290,000	1,747,777
Alibaba Group Holding Ltd.
4.50% due 11/28/34	1,330,000	1,652,535
Match Group Holdings II LLC
4.13% due 08/01/30[6]	1,250,000	1,300,000
Virgin Media Finance plc
5.00% due 07/15/30[6]	850,000	881,875
Juniper Networks, Inc.
1.20% due 12/10/25	580,000	586,902
Motorola Solutions, Inc.
5.50% due 09/01/44	360,000	458,447
Total Communications		938,251,331
Energy - 2.6%
Exxon Mobil Corp.
2.61% due 10/15/30	143,370,000	156,600,532
BP Capital Markets plc
4.88% [2,4]	114,600,000	127,859,220
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[6]	91,750,000	96,807,202
1.75% due 09/30/27[6]	2,050,000	2,080,782

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 47.4% (continued)
Energy - 2.6% (continued)
Sabine Pass Liquefaction LLC
4.50% due 05/15/30[6]	63,355,000	$75,093,257
Valero Energy Corp.
2.15% due 09/15/27	13,920,000	14,222,955
2.85% due 04/15/25	12,000,000	12,780,498
4.00% due 04/01/29	7,450,000	8,381,329
Chevron USA, Inc.
2.34% due 08/12/50	27,250,000	26,960,174
Equinor ASA
2.38% due 05/22/30	18,770,000	20,090,468
1.75% due 01/22/26	6,500,000	6,828,123
Magellan Midstream Partners, LP
3.25% due 06/01/30	23,260,000	26,284,229
Florida Gas Transmission Company LLC
2.55% due 07/01/30[6]	15,100,000	15,915,333
NuStar Logistics, LP
6.38% due 10/01/30	12,500,000	14,160,000
Midwest Connector Capital Company LLC
4.63% due 04/01/29[6]	13,440,000	14,088,554
Baker Hughes a GE Company LLC / Baker Hughes Co-Obligor, Inc.
4.49% due 05/01/30	6,300,000	7,570,458
Phillips 66
3.70% due 04/06/23	2,250,000	2,409,705
TransCanada PipeLines Ltd.
6.10% due 06/01/40	1,200,000	1,650,249
Parkland Corp.
6.00% due 04/01/26[6]	1,025,000	1,076,250
Total Energy		630,859,318
Technology - 1.7%
NetApp, Inc.
2.70% due 06/22/30	123,550,000	132,752,283
Broadcom, Inc.
4.15% due 11/15/30	60,860,000	70,461,408
5.00% due 04/15/30	1,440,000	1,750,481
Leidos, Inc.
2.30% due 02/15/31[6]	34,450,000	35,076,956
3.63% due 05/15/25[6]	9,200,000	10,286,428
4.38% due 05/15/30[6]	2,650,000	3,173,242
MSCI, Inc.
3.88% due 02/15/31[6]	31,175,000	32,967,563
NCR Corp.
5.00% due 10/01/28[6]	30,050,000	31,702,750
8.13% due 04/15/25[6]	600,000	668,184
Qorvo, Inc.
4.38% due 10/15/29	21,000,000	23,104,620
3.38% due 04/01/31[6]	8,675,000	8,956,938
Apple, Inc.
2.55% due 08/20/60	22,850,000	23,500,807
Analog Devices, Inc.
2.95% due 04/01/25	6,100,000	6,657,812
Black Knight InfoServ LLC
3.63% due 09/01/28[6]	5,600,000	5,733,000
Booz Allen Hamilton, Inc.
3.88% due 09/01/28[6]	4,550,000	4,686,500
Microchip Technology, Inc.
0.97% due 02/15/24[6]	1,650,000	1,654,039
2.67% due 09/01/23[6]	1,580,000	1,652,465
Presidio Holdings, Inc.
4.88% due 02/01/27[6]	2,300,000	2,439,794
Citrix Systems, Inc.
3.30% due 03/01/30	1,500,000	1,657,192
Entegris, Inc.
4.38% due 04/15/28[6]	900,000	959,625
Open Text Holdings, Inc.
4.13% due 02/15/30[6]	210,000	223,398
Total Technology		400,065,485
Basic Materials - 1.6%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[6]	55,600,000	61,413,531
4.20% due 05/13/50[6]	26,390,000	32,257,390
Anglo American Capital plc
5.63% due 04/01/30[6]	39,500,000	50,189,883
2.63% due 09/10/30[6]	18,000,000	18,822,392
3.95% due 09/10/50[6]	14,140,000	15,864,804
5.38% due 04/01/25[6]	1,420,000	1,659,502
Nucor Corp.
2.70% due 06/01/30	45,300,000	49,813,238
2.00% due 06/01/25	5,000,000	5,295,101
United States Steel Corp.
12.00% due 06/01/25[6]	42,000,000	48,510,000
Minerals Technologies, Inc.
5.00% due 07/01/28[6]	19,975,000	20,901,840
Valvoline, Inc.
3.63% due 06/15/31[6]	18,300,000	18,780,375
Steel Dynamics, Inc.
3.25% due 01/15/31	9,200,000	10,287,856
2.40% due 06/15/25	5,950,000	6,324,071
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	12,040,000	12,370,197
Corporation Nacional del Cobre de Chile
3.75% due 01/15/31[6]	10,430,000	11,783,501
Alcoa Nederland Holding BV
5.50% due 12/15/27[6]	6,450,000	7,058,042
6.13% due 05/15/28[6]	2,800,000	3,059,000
6.75% due 09/30/24[6]	400,000	416,620
Carpenter Technology Corp.
6.38% due 07/15/28	2,015,000	2,223,641
Southern Copper Corp.
7.50% due 07/27/35	1,150,000	1,753,969
Dow Chemical Co.
4.25% due 10/01/34	1,420,000	1,714,567
WR Grace & Company-Conn
4.88% due 06/15/27[6]	800,000	848,416
Total Basic Materials		381,347,936
Utilities - 0.9%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	97,100,000	96,262,512
AES Corp.
3.95% due 07/15/30[6]	26,390,000	29,831,520
3.30% due 07/15/25[6]	3,750,000	4,087,500

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 47.4% (continued)
Utilities - 0.9% (continued)
NRG Energy, Inc.
2.45% due 12/02/27[6]	26,000,000	$27,373,455
Arizona Public Service Co.
3.35% due 05/15/50	23,140,000	26,870,036
Black Hills Corp.
2.50% due 06/15/30	14,360,000	15,081,927
Alexander Funding Trust
1.84% due 11/15/23[6]	14,400,000	14,563,908
Clearway Energy Operating LLC
4.75% due 03/15/28[6]	3,325,000	3,566,063
Virginia Electric and Power Co.
8.88% due 11/15/38	1,100,000	2,039,571
Southern Power Co.
5.25% due 07/15/43	1,350,000	1,659,709
Dominion Energy, Inc.
0.75% (3 Month USD LIBOR + 0.53%) due 09/15/23[5]	1,030,000	1,031,895
Indiana Michigan Power Co.
6.05% due 03/15/37	720,000	1,026,870
Total Utilities		223,394,966
Total Corporate Bonds
(Cost $10,421,604,796)		11,399,992,509

ASSET-BACKED SECURITIES†† - 18.1%
Collateralized Loan Obligations - 10.4%
BXMT Ltd.
2020-FL2, 1.05% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/37[5,6]	76,225,000	75,845,316
2020-FL3, 1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[5,6]	19,800,000	19,827,407
2020-FL3, 2.70% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 03/15/37[5,6]	16,125,000	16,148,457
2020-FL2, 1.55% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 02/16/37[5,6]	14,250,000	13,983,227
2020-FL3, 2.30% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 03/15/37[5,6]	10,600,000	10,615,276
2020-FL2, 1.80% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 02/16/37[5,6]	5,360,000	5,275,959
2020-FL2, 1.30% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[5,6]	5,200,000	5,128,296
Dryden 33 Senior Loan Fund
2020-33A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[5,6]	56,722,408	56,722,408
2020-33A, 1.64% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 04/15/29[5,6]	48,700,000	48,700,000
2020-33A, 2.24% (3 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/15/29[5,6]	27,000,000	27,000,000
KREF Funding V LLC
1.90% due 06/25/26†††	115,000,000	110,679,603
0.15% due 06/25/26†††	313,636,364	269,727
Cerberus Loan Funding XXX, LP
2020-3A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[5,6]	100,000,000	100,000,000
2020-3A, 2.72% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/15/33[5,6]	10,200,000	10,200,000
Woodmont Trust
2020-7A, 2.13% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 01/15/32[5,6]	83,000,000	83,000,000
2020-7A, 2.83% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 01/15/32[5,6]	13,500,000	13,500,000
2020-7A, 2.48% (3 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 01/15/32[5,6]	7,000,000	7,000,000
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[5,6]	52,000,000	51,579,044
2020-7A, 1.84% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/15/29[5,6]	27,500,000	26,897,362
2020-7A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 07/15/29[5,6]	14,800,000	14,763,885

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Collateralized Loan Obligations - 10.4% (continued)
Venture XIV CLO Ltd.
2020-14A, 1.25% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[5,6]	69,000,000	$68,545,069
2020-14A, 2.47% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 08/28/29[5,6]	22,725,000	22,048,629
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.19% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[5,6]	72,500,000	72,633,501
2020-9A, 2.84% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 11/18/31[5,6]	15,250,000	15,288,276
GPMT Ltd.
2019-FL2, 1.45% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[5,6]	25,899,000	25,745,390
2019-FL2, 1.75% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/22/36[5,6]	24,300,000	24,079,470
2019-FL2, 2.50% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 02/22/36[5,6]	21,400,000	20,861,101
2019-FL2, 2.05% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36[5,6]	12,500,000	12,356,740
Parliament Funding II Ltd.
2020-1A, 2.76% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[5,6]	71,650,000	71,648,811
2020-1A, 3.51% (3 Month USD LIBOR + 3.20%, Rate Floor: 3.20%) due 08/12/30[5,6]	6,000,000	5,968,045
Golub Capital Partners CLO Ltd.
2018-36A, 1.53% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[5,6]	76,300,000	75,422,832
LoanCore Issuer Ltd.
2019-CRE2, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[5,6]	19,984,000	19,906,726
2018-CRE1, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[5,6]	17,747,000	17,704,755
2019-CRE3, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 04/15/34[5,6]	14,158,189	13,910,738
2019-CRE2, 1.86% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 05/15/36[5,6]	11,575,000	11,167,670
2019-CRE3, 1.76% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/15/34[5,6]	4,607,500	4,387,440
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[5,6]	49,250,000	49,152,623
2020-1A, 1.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/20/29[5,6]	12,500,000	12,320,690
Wellfleet CLO Ltd.
2020-2A, 1.28% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[5,6]	52,250,000	51,941,239
2018-2A, 1.80% (3 Month USD LIBOR + 1.58%, Rate Floor: 1.58%) due 10/20/28[5,6]	2,500,000	2,448,988
Palmer Square Loan Funding Ltd.
2019-3A, 1.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[5,6]	18,912,524	18,890,079
2018-4A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[5,6]	15,669,691	15,654,872
2018-4A, 1.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/15/26[5,6]	12,000,000	11,902,426
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[5,6]	44,300,000	43,786,107

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Collateralized Loan Obligations - 10.4% (continued)
Whitebox CLO II Ltd.
2020-2A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/24/31[5,6]	36,500,000	$36,506,230
2020-2A, 2.49% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 10/24/31[5,6]	7,000,000	7,013,672
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[5,6]	43,451,596	43,199,255
Denali Capital CLO XI Ltd.
2018-1A, 1.35% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[5,6]	42,800,000	42,600,518
Marathon CLO V Ltd.
2017-5A, 1.08% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[5,6]	23,259,188	23,111,540
2017-5A, 1.66% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[5,6]	18,020,137	17,775,474
Lake Shore MM CLO III LLC
2020-1A, 2.53% (3 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 10/15/29[5,6]	38,900,000	38,920,240
Wind River CLO Ltd.
2017-2A, 1.11% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[5,6]	38,622,379	38,465,881
NXT Capital CLO LLC
2017-1A, 1.92% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 04/20/29[5,6]	34,100,000	33,941,650
Telos CLO Ltd.
2017-6A, 1.97% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/17/27[5,6]	32,000,000	31,970,201
Venture XII CLO Ltd.
2018-12A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[5,6]	24,219,114	24,063,446
2018-12A, 1.42% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 02/28/26[5,6]	6,250,000	6,101,605
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[5,6]	29,187,042	29,051,103
TCW CLO Ltd.
2020-1A, 1.86% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 10/20/31[5,6]	28,000,000	27,999,936
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[5,6]	25,639,192	25,614,215
2019-1A, 3.27% (3 Month USD LIBOR + 3.05%, Rate Floor: 0.00%) due 01/25/27[5,6]	2,000,000	1,965,644
610 Funding CLO 3 Ltd.
2018-3A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[5,6]	26,715,627	26,685,419
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[6]	21,500,000	21,705,121
2016-2A, 5.29% due 05/12/31[6]	5,000,000	4,952,169
OCP CLO Ltd.
2020-4A, 1.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 04/24/29[5,6]	25,500,000	24,943,080
2019-17A, 0.87% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32[5,6]	937,500	934,005
Canyon CLO Ltd.
2020-1A, 2.98% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/15/28[5,6]	22,500,000	22,536,445
2020-1A, 4.02% (3 Month USD LIBOR + 3.78%, Rate Floor: 3.78%) due 07/15/28[5,6]	2,000,000	1,994,033
Ares LVII CLO Ltd.
2020-57A, 2.74% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/25/31[5,6]	13,500,000	13,542,112
2020-57A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 10/25/31[5,6]	9,500,000	9,527,889

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Collateralized Loan Obligations - 10.4% (continued)
Apres Static CLO Ltd.
2020-1A, 3.44% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/15/28[5,6]	21,750,000	$21,712,770
Voya CLO Ltd.
2020-1A, 1.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31[5,6]	18,850,000	18,775,765
2013-1A, due 10/15/30[6,8]	10,575,071	2,613,608
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[5,6]	21,171,638	20,911,635
Allegro CLO IX Ltd.
2018-3A, 1.40% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[5,6]	20,400,000	20,251,294
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[5,6]	18,000,000	18,005,407
BSPRT Issuer Ltd.
2018-FL3, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[5,6]	10,154,928	10,090,150
2018-FL4, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[5,6]	7,996,778	7,903,269
Diamond CLO Ltd.
2018-1A, 1.72% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 07/22/30[5,6]	18,000,000	17,930,747
Crown Point CLO III Ltd.
2017-3A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[5,6]	10,280,000	10,189,082
2017-3A, 1.15% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[5,6]	7,104,625	7,087,650
BDS Ltd.
2019-FL3, 2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 12/15/35[5,6]	9,900,000	9,789,064
2020-FL5, 1.96% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/16/37[5,6]	4,400,000	4,299,462
2020-FL5, 1.51% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 02/16/37[5,6]	3,200,000	3,147,811
Mountain View CLO Ltd.
2018-1A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[5,6]	15,398,924	15,344,186
Dryden 36 Senior Loan Fund
2020-36A, 2.20% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 04/15/29[5,6]	15,200,000	15,200,000
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[6]	15,000,000	15,113,452
Shackleton CLO Ltd.
2017-8A, 1.14% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[5,6]	6,218,881	6,207,069
2017-8A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 10/20/27[5,6]	5,510,000	5,376,929
2018-6RA, 1.24% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[5,6]	3,424,412	3,414,687
Monroe Capital CLO Ltd.
2017-1A, 1.92% (3 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 10/22/26[5,6]	11,100,000	11,050,603
2017-1A, 1.57% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[5,6]	3,064,278	3,063,669
KREF Ltd.
2018-FL1, 1.25% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[5,6]	13,471,000	13,404,324
STWD Ltd.
2019-FL1, 1.76% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 07/15/38[5,6]	11,210,000	11,079,871
2019-FL1, 1.56% (1 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 07/15/38[5,6]	2,200,000	2,192,500

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Collateralized Loan Obligations - 10.4% (continued)
KVK CLO Ltd.
2017-1A, 1.13% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[5,6]	5,708,928	$5,684,025
2018-1A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 05/20/29[5,6]	3,850,000	3,826,201
2018-1A, 1.15% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.00%) due 05/20/29[5,6]	3,442,400	3,433,869
Seneca Park CLO Ltd.
2017-1A, 1.72% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[6]	12,900,000	12,880,873
Octagon Investment Partners 49 Ltd.
due 01/15/33[5,6]	12,800,000	12,800,000
Newstar Commercial Loan Funding LLC
2017-1A, 2.74% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.00%) due 03/20/27[5,6]	12,750,000	12,731,266
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.77% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[5,6]	11,527,000	11,482,646
2020-9A, 2.53% due 11/15/29[6]	1,250,000	1,248,404
Marathon CLO VII Ltd.
2017-7A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/28/25[5,6]	12,600,000	12,568,379
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[5,6]	12,600,000	12,557,377
Columbia Cent CLO 27 Ltd.
2020-27A, 1.83% due 10/25/28[6]	12,000,000	12,011,758
Benefit Street Partners Clo XXII Ltd.
2020-22A, 1.66% (3 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 01/20/32[5,6]	7,700,000	7,700,000
2020-22A, 2.36% (3 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 01/20/32[5,6]	4,300,000	4,300,000
Sudbury Mill CLO Ltd.
2017-1A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 01/17/26[5,6]	11,850,000	11,766,023
Treman Park CLO Ltd.
2015-1A, due 10/20/28[6,8]	13,600,000	9,392,496
TCP Waterman CLO Ltd.
2016-1A, 2.27% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 12/15/28[5,6]	9,150,000	9,153,328
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[6,8]	10,000,000	8,574,495
Neuberger Berman CLO XVI-S Ltd.
2018-16SA, 1.09% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/15/28[5,6]	7,700,488	7,684,521
ACIS CLO Ltd.
2015-6A, 2.69% (3 Month USD LIBOR + 2.48%, Rate Floor: 0.00%) due 05/01/27[5,6]	7,500,000	7,482,547
THL Credit Lake Shore MM CLO I Ltd.
2019-1A, 1.94% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/30[5,6]	7,250,000	7,209,748
Golub Capital Partners CLO 16 Ltd.
2017-16A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 0.00%) due 07/25/29[5,6]	6,700,000	6,673,126
Avery Point V CLO Ltd.
2017-5A, 1.20% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[5,6]	6,603,609	6,603,599
California Street CLO XII Ltd.
2017-12A, 1.74% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 10/15/25[5,6]	5,750,000	5,723,824
Owl Rock CLO I Ltd.
2019-1A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 05/20/31[5,6]	5,650,000	5,617,340

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Collateralized Loan Obligations - 10.4% (continued)
Apres Static CLO 2 Ltd.
2020-1A, 3.99% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/15/28[5,6]	2,800,000	$2,805,065
2020-1A, 4.54% (3 Month USD LIBOR + 4.30%, Rate Floor: 4.30%) due 04/15/28[5,6]	2,700,000	2,702,831
Ivy Hill Middle Market Credit Fund X Ltd.
2018-10A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 07/18/30[5,6]	5,300,000	5,215,762
GoldenTree Loan Opportunities IX Ltd.
2018-9A, 1.32% (3 Month USD LIBOR + 1.11%, Rate Floor: 1.11%) due 10/29/29[5,6]	5,152,000	5,147,062
TICP CLO I Ltd.
2018-1A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[5,6]	4,849,975	4,843,401
TICP CLO III-2 Ltd.
2018-3R, 1.06% (3 Month USD LIBOR + 0.84%, Rate Floor: 0.84%) due 04/20/28[5,6]	4,799,147	4,796,736
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[8]	6,855,934	4,789,149
Ready Capital Mortgage Financing LLC
2019-FL3, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/25/34[5,6]	4,703,730	4,669,676
Atlas Senior Loan Fund III Ltd.
2017-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 11/17/27[5,6]	4,300,000	4,170,901
Mountain Hawk II CLO Ltd.
2018-2A, 1.82% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[5,6]	3,979,054	3,977,153
Northwoods Capital XII-B Ltd.
2018-12BA, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 06/15/31[5,6]	4,000,000	3,938,665
Newfleet CLO Ltd.
2018-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[5,6]	3,950,895	3,930,629
Oaktree CLO Ltd.
2017-1A, 1.09% (3 Month USD LIBOR + 0.87%) due 10/20/27[5,6]	3,470,677	3,455,776
THL Credit Wind River CLO Ltd.
2019-1A, 1.12% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[5,6]	3,338,994	3,338,286
Golub Capital Partners CLO 39B Ltd.
2018-39A, 1.62% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 10/20/28[5,6]	3,100,000	3,094,023
Monroe Capital BSL CLO Ltd.
2017-1A, 1.96% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 05/22/27[5,6]	3,000,000	2,996,681
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 01/14/32[6,8]	8,920,000	2,988,146
Exantas Capital Corp.
2020-RSO8, 1.60% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 03/15/35[5,6]	3,000,000	2,985,344
TRTX Issuer Ltd.
2019-FL3, 1.30% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 10/15/34[5,6]	2,600,000	2,577,030
Ocean Trails CLO IV
2017-4A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 08/13/25[5,6]	2,500,000	2,500,368
Allegro CLO VII Ltd.
2018-1A, 2.14% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 06/13/31[5,6]	2,500,000	2,443,526
Grand Avenue CRE Ltd.
2020-FL2, 4.42% (1 Month USD LIBOR + 4.26%, Rate Floor: 4.26%) due 03/15/35[5,6]	1,100,000	1,124,080
2020-FL2, 3.41% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/15/35[5,6]	900,000	913,366

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Collateralized Loan Obligations - 10.4% (continued)
Cerberus Loan Funding XXVI, LP
2019-1A, 1.99% (3 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/15/31[5,6]	2,000,000		$1,984,479
Tralee CLO III Ltd.
2017-3A, 1.67% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 10/20/27[5,6]	2,000,000		1,979,656
Ivy Hill Middle Market Credit Fund IX Ltd.
2017-9A, 1.97% (3 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 01/18/30[5,6]	1,000,000		981,189
2017-9A, 2.57% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 01/18/30[5,6]	1,000,000		951,809
Catamaran CLO Ltd.
2016-2A, 2.27% (3 Month USD LIBOR + 2.05%, Rate Floor: 2.05%) due 10/18/26[5,6]	1,750,000		1,748,528
Dryden XXV Senior Loan Fund
2017-25A, 1.59% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[5,6]	1,766,703		1,744,876
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[6,8]	3,700,000		1,073,573
Dryden 43 Senior Loan Fund
2019-43A, 0.82% (3 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 07/20/29[5,6]	900,000		897,883
Flagship VII Ltd.
2017-7A, 1.77% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 01/20/26[5,6]	355,486		355,395
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[6,8]	461,538		200,150
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[6,8]	1,200,000		154,384
Babson CLO Ltd.
2014-IA, due 07/20/25[6,8]	1,300,000		96,330
Copper River CLO Ltd.
2007-1A, due 01/20/21[7,8]	1,500,000		44,100
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,8]	1,808,219		23,199
Total Collateralized Loan Obligations			2,504,929,123
Financial - 2.7%
Station Place Securitization Trust
2020-9, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 02/15/21†††,5,7	153,000,000		153,000,000
2020-16, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21[5,6]	114,400,000		114,400,000
2020-17, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/24/21[5,6]	89,900,000		89,900,000
2020-12, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 06/09/21†††,5,6	35,500,000		35,500,000
2020-14, 1.29% (1 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 03/10/21†††,5,6	21,000,000		21,000,000
2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,5,7	20,000,000		20,000,000
2020-WL1, 2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 06/25/51†††,5,7	10,000,000		10,000,000
2020-WL1, 2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 06/25/51†††,5,7	3,000,000		3,000,000
Aesf Vi Verdi LP
2.15% due 11/25/24†††	EUR	49,186,383	59,834,980
2.37% due 11/25/24†††	15,311,851		15,088,937
Strategic Partners Fund VIII LP
3.15% due 03/10/25†††	51,900,000		52,816,093
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[6]	23,750,000		24,308,111
Madison Avenue Secured Funding Trust Series
2020-1, 1.77% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,5,6	20,050,000		20,050,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Financial - 2.7% (continued)
Nassau LLC
2019-1, 3.98% due 08/15/34[6]	18,518,671	$18,849,190
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26[6]	3,260,990	3,564,402
Total Financial		641,311,713
Transport-Aircraft - 1.2%
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[6]	46,071,883	43,525,006
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[6]	26,493,455	25,182,132
2017-1, 3.97% due 07/15/42	12,809,247	11,995,323
2016-1, 4.45% due 08/15/41	459,202	436,687
AASET Trust
2020-1A, 3.35% due 01/16/40[6]	27,337,328	25,732,868
2017-1A, 3.97% due 05/16/42[6]	7,479,329	6,936,358
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[6]	33,594,175	32,522,853
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[6]	33,602,517	32,516,175
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	34,280,703	30,919,809
MAPS Ltd.
2018-1A, 4.21% due 05/15/43[6]	24,681,645	23,520,931
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[6]	14,851,794	11,519,765
Raspro Trust
2005-1A, 1.14% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[5,6]	11,464,250	11,166,477
WAVE LLC
2019-1, 3.60% due 09/15/44[6]	8,187,890	7,984,484
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[6]	7,549,506	7,232,199
Stripes Aircraft Ltd.
2013-1 A1, 3.66% due 03/20/23†††	744,982	661,287
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[7]	704,848	570,977
Airplanes Pass Through Trust
2001-1A, due 03/15/19†††7,9	409,604	41
Total Transport-Aircraft		272,423,372
Whole Business - 1.0%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[6]	97,306,125	99,428,372
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[6]	28,650,000	29,138,196
2020-1, 2.84% due 01/30/51[6]	9,800,000	9,979,830
Domino's Pizza Master Issuer LLC
2017-1A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/25/47[5,6]	16,684,000	16,700,350
2017-1A, 4.12% due 07/25/47[6]	10,427,500	11,170,981
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[6]	25,500,000	26,016,885
Wendy's Funding LLC
2019-1A, 3.78% due 06/15/49[6]	13,056,450	13,833,700
2015-1A, 4.50% due 06/15/45[6]	7,959,000	8,075,440
2019-1A, 4.08% due 06/15/49[6]	1,616,375	1,744,748
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	14,812,750	15,975,551
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/07/49[6]	3,491,250	3,397,300
DB Master Finance LLC
2019-1A, 4.35% due 05/20/49[6]	592,500	640,285
Drug Royalty III Limited Partnership 1
2017-1A, 3.60% due 04/15/27[6]	521,438	522,446
Total Whole Business		236,624,084
Net Lease - 0.9%
Capital Automotive REIT
2020-1A, 3.48% due 02/15/50[6]	22,236,731	23,289,237
2020-1A, 3.81% due 02/15/50[6]	20,061,637	20,983,105
2014-1A, 3.66% due 10/15/44[6]	10,991,339	11,021,905
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[6]	49,969,834	50,045,473

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 18.1% (continued)
Net Lease - 0.9% (continued)
2017-1A, 4.18% due 04/15/47[6]	275,822	$280,476
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 2.21% due 11/20/50[6]	22,217,665	22,374,413
2020-1A, 2.26% due 11/20/50[6]	15,000,000	15,105,156
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[6]	28,758,576	29,546,425
CF Hippolyta LLC
2020-1, 2.28% due 07/15/60[6]	10,498,167	10,660,564
2020-1, 2.60% due 07/15/60[6]	3,817,515	3,854,585
STORE Master Funding I-VII
2016-1A, 4.32% due 10/20/46[6]	11,648,014	12,100,325
STORE Master Funding I LLC
2015-1A, 4.17% due 04/20/45[6]	9,667,112	10,008,091
STORE Master Funding LLC
2014-1A, 5.00% due 04/20/44[6]	4,351,875	4,565,591
2013-3A, 5.21% due 11/20/43[6]	658,310	678,688
Total Net Lease		214,514,034
Infrastructure - 0.7%
SBA Tower Trust
2.33% due 01/15/28[6]	140,500,000	141,612,409
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 3.97% due 06/15/48[6]	21,921,261	22,431,446
Diamond Issuer LLC
2020-1A, 2.74% due 07/20/50[6]	7,900,000	7,901,698
Total Infrastructure		171,945,553
Transport-Container - 0.6%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[6]	66,349,543	68,248,846
CLI Funding VI LLC
2020-3A, 2.07% due 10/18/45[6]	27,619,000	27,855,664
2020-1A, 2.08% due 09/18/45[6]	5,790,000	5,850,994
CAL Funding IV Ltd.
2020-1A, 2.22% due 09/25/45[6]	21,532,500	21,806,273
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[6]	11,925,333	11,925,484
Textainer Marine Containers VIII Ltd.
2020-2A, 2.10% due 09/20/45[6]	11,476,490	11,636,808
Total Transport-Container		147,324,069
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[6]	57,100,000	57,338,964
2016-3A, 3.85% due 10/28/33[6]	7,500,000	7,579,927
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[6]	54,000,000	54,058,438
Putnam Structured Product Funding Ltd.
2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[5,7]	2,819,799	2,810,788
Total Collateralized Debt Obligations		121,788,117
Diversified Payment Rights - 0.1%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	21,400,000	23,014,033
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[6]	214,881	218,036
Total Diversified Payment Rights		23,232,069
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[6]	2,981,250	3,065,515
321 Henderson Receivables VI LLC
2010-1A, 5.56% due 07/15/59[6]	1,190,936	1,330,936
JGWPT XXV LLC
2012-1A, 4.21% due 02/16/65[6]	509,537	597,101
JG Wentworth XXXV LLC
2015-2A, 3.87% due 03/15/58[6]	39,296	45,103
Total Insurance		5,038,655
Transport-Rail - 0.0%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[6]	699,793	700,677
Total Asset-Backed Securities
(Cost $4,338,023,434)		4,339,831,466

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6%
Residential Mortgage Backed Securities - 6.6%
CSMC Trust
2020-RPL5, 3.02% due 08/25/60[6]	106,845,439	$107,149,713
2018-RPL9, 3.85% (WAC) due 09/25/57[5,6]	33,660,003	35,996,341
2020-NQM1, 1.72% due 05/25/65[6,10]	13,463,760	13,492,005
FKRT
2020-C2A, 3.25% due 12/30/23[7]	114,051,000	114,127,018
Home Equity Loan Trust
2007-FRE1, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[5]	80,563,626	75,443,582
Soundview Home Loan Trust
2006-OPT5, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[5]	61,811,741	60,091,793
2005-OPT3, 0.62% (1 Month USD LIBOR + 0.47%, Rate Floor: 0.47%) due 11/25/35[5]	12,125,000	12,061,142
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[5,6]	21,282,783	21,751,277
2019-1, 2.94% (WAC) due 06/25/49[5,6]	18,426,624	18,690,405
2020-1, 2.56% (WAC) due 02/25/50[5,6]	12,023,568	12,260,621
2020-1, 2.41% (WAC) due 02/25/50[5,6]	9,248,898	9,447,338
JP Morgan Mortgage Acquisition Trust 2006-WMC4
2006-WMC4, 0.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/36[5]	78,177,386	60,285,498
Verus Securitization Trust
2020-1, 2.42% due 01/25/60[6,10]	28,873,690	29,411,598
2019-4, 2.64% due 11/25/59[6,10]	24,418,455	24,984,600
Citigroup Mortgage Loan Trust, Inc.
2007-AMC1, 0.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 12/25/36[5,6]	27,370,195	18,906,438
2005-HE3, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 09/25/35[5]	9,851,155	9,813,453
2007-AMC3, 0.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 03/25/37[5]	8,324,800	7,483,160
2006-WF1, 5.19% due 03/25/36	9,867,897	6,937,419
NovaStar Mortgage Funding Trust Series
2007-2, 0.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[5]	41,011,582	39,292,307
2007-1, 0.28% (1 Month USD LIBOR + 0.13%, Rate Cap/Floor: 11.00%/0.13%) due 03/25/37[5]	3,606,384	2,645,252
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[5]	36,422,897	35,648,080
2006-BC4, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[5]	4,456,763	4,376,366
2006-BC6, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 01/25/37[5]	544,134	533,885
2006-OPT1, 0.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/25/36[5]	123,767	122,423
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[5,6]	25,599,447	26,201,034
2019-NQM2, 2.75% (WAC) due 11/25/59[5,6]	13,162,193	13,574,626
CIT Mortgage Loan Trust
2007-1, 1.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[5,6]	36,535,506	36,709,466
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[5,6]	20,218,909	20,584,123
2019-2, 2.70% (WAC) due 09/25/59[5,6]	14,369,741	14,527,961
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[5,6]	23,418,092	23,521,412
2018-R2, 3.69% (WAC) due 08/25/57[5,6]	10,312,409	10,320,487

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Residential Mortgage Backed Securities - 6.6% (continued)
Alternative Loan Trust
2007-OA4, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 05/25/47[5]	23,009,973	$21,280,900
2007-OH3, 0.44% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.00%/0.29%) due 09/25/47[5]	8,659,866	8,067,888
2007-OA7, 0.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 05/25/47[5]	3,680,390	3,424,912
2007-OH3, 0.37% (1 Month USD LIBOR + 0.22%, Rate Cap/Floor: 10.00%/0.22%) due 09/25/47[5]	860,822	796,990
New Residential Mortgage Loan Trust
2019-6A, 3.50% (WAC) due 09/25/59[5,6]	13,811,166	14,654,541
2018-1A, 4.00% (WAC) due 12/25/57[5,6]	11,376,572	12,302,121
2018-2A, 3.50% (WAC) due 02/25/58[5,6]	2,981,851	3,126,070
HSI Asset Securitization Corporation Trust
2006-OPT2, 0.73% (1 Month USD LIBOR + 0.59%, Rate Floor: 0.59%) due 01/25/36[5]	29,140,000	28,944,048
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[5,7]	15,656,671	16,165,344
2019-RM3, 2.80% (WAC) due 06/25/69[5,7]	12,217,566	12,362,601
GSAMP Trust
2007-NC1, 0.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 12/25/46[5]	31,199,528	19,759,859
2006-HE8, 0.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 01/25/37[5]	10,107,000	8,620,741
2005-HE6, 0.81% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[5]	104,888	104,604
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[11]	162,414,234	27,148,335
ACE Securities Corporation Home Equity Loan Trust Series
2006-NC1, 0.76% (1 Month USD LIBOR + 0.62%, Rate Floor: 0.62%) due 12/25/35[5]	16,761,000	15,964,028
2005-HE2, 1.17% (1 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 04/25/35[5]	7,700,000	7,629,988
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[5,6]	17,794,187	18,134,008
2020-1, 2.68% (WAC) due 02/25/24[5,6]	4,427,856	4,503,846
RALI Series Trust
2007-QO4, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 05/25/47[5]	6,969,191	6,426,366
2006-QO2, 0.59% (1 Month USD LIBOR + 0.44%, Rate Floor: 0.44%) due 02/25/46[5]	18,604,109	5,797,238
2007-QO2, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 02/25/47[5]	9,274,481	4,876,697
2006-QO2, 0.69% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 02/25/46[5]	6,033,219	1,951,525
2006-QO6, 0.51% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 06/25/46[5]	5,251,887	1,842,574
2007-QO3, 0.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 03/25/47[5]	1,287,001	1,205,051
IXIS Real Estate Capital Trust
2007-HE1, 0.26% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[5]	29,463,075	10,032,528
2006-HE1, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/36[5]	13,821,194	9,114,996
2007-HE1, 0.38% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 05/25/37[5]	3,356,792	1,175,964

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Residential Mortgage Backed Securities - 6.6% (continued)
2007-HE1, 0.21% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[5]	2,746,355	$923,943
Lehman XS Trust Series
2007-4N, 0.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/47[5]	11,750,196	11,656,802
2007-2N, 0.33% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37[5]	6,683,947	6,359,098
2007-15N, 0.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.00%) due 08/25/37[5]	2,816,621	2,607,680
2006-10N, 0.36% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 07/25/46[5]	505,476	498,629
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[5]	21,427,823	20,533,538
First NLC Trust
2005-4, 0.93% (1 Month USD LIBOR + 0.78%, Rate Cap/Floor: 14.00%/0.78%) due 02/25/36[5]	17,986,158	17,718,051
2005-1, 0.61% (1 Month USD LIBOR + 0.46%, Rate Cap/Floor: 14.00%/0.46%) due 05/25/35[5]	2,721,252	2,618,303
SPS Servicer Advance Receivables Trust
2020-T2, 1.83% due 11/15/55[6]	20,000,000	20,116,376
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[5,6]	14,433,727	14,581,973
2018-4A, 4.29% (WAC) due 10/25/58[5,6]	4,470,258	4,424,510
2018-1A, 3.03% (WAC) due 12/25/57[5,6]	1,034,607	1,036,810
SG Residential Mortgage Trust
2019-3, 2.70% (WAC) due 09/25/59[5,6]	18,527,435	18,782,041
Angel Oak Mortgage Trust
2020-1, 2.77% (WAC) due 12/25/59[5,6]	10,924,270	11,104,900
2020-1, 2.67% (WAC) due 12/25/59[5,6]	7,246,323	7,365,108
LSTAR Securities Investment Ltd.
2019-5, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 11/01/24[5,6]	17,977,095	17,772,428
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W4, 0.91% (1 Month USD LIBOR + 0.76%, Rate Floor: 0.76%) due 02/25/36[5]	12,538,039	11,392,749
2005-W2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[5]	6,435,000	6,375,981
ABFC 2007-WMC1 Trust
2007-WMC1, 1.40% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 06/25/37[5]	19,475,650	16,939,239
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.44% (1 Year CMT Rate + 0.83%, Rate Floor: 0.83%) due 11/25/46[5]	11,817,066	10,480,158
2006-AR9, 1.45% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46[5]	5,557,612	4,658,244
2006-7, 4.18% due 09/25/36	2,389,819	997,401
2006-8, 4.24% due 10/25/36	401,055	202,702
HarborView Mortgage Loan Trust
2006-14, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[5]	9,682,662	8,828,662
2006-12, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 01/19/38[5]	7,519,254	7,009,443
Securitized Asset Backed Receivables LLC Trust
2006-WM4, 0.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 11/25/36[5]	33,344,052	13,156,539

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Residential Mortgage Backed Securities - 6.6% (continued)
2006-HE2, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 07/25/36[5]	$3,891,271	$2,225,763
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust
2006-AR10, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 12/25/36[5]	14,058,653	13,268,279
Citigroup Mortgage Loan Trust
2019-IMC1, 2.72% (WAC) due 07/25/49[5,6]	12,810,048	13,039,872
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE6, 0.39% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 09/25/36[5]	26,344,637	13,036,997
First Franklin Mortgage Loan Trust
2006-FF3, 0.73% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 02/25/36[5]	8,616,000	8,486,353
2004-FF10, 1.42% (1 Month USD LIBOR + 1.28%, Rate Floor: 1.28%) due 07/25/34[5]	4,445,766	4,447,796
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[6,10]	12,704,445	12,788,686
Credit-Based Asset Servicing and Securitization LLC
2006-CB2, 0.53% (1 Month USD LIBOR + 0.38%, Rate Floor: 0.38%) due 12/25/36[5]	13,017,576	12,588,998
Asset Backed Securities Corporation Home Equity Loan Trust Series AEG
2006-HE1, 0.55% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 01/25/36[5]	10,072,000	9,687,434
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[5]	6,698,926	6,658,438
2007-HE6, 0.21% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[5]	3,459,646	3,000,317
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.28% (1 Month USD LIBOR + 0.13%, Rate Floor: 0.13%) due 07/25/37[5,6]	5,476,590	5,112,027
2007-HE1, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/37[5,6]	4,461,086	4,151,337
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 0.27% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36[5]	13,961,712	8,945,901
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.42% (1 Year CMT Rate + 0.81%, Rate Floor: 0.81%) due 07/25/47[5]	6,446,095	5,543,049
2006-AR13, 1.49% (1 Year CMT Rate + 0.88%, Rate Floor: 0.88%) due 10/25/46[5]	1,938,366	1,773,256
2006-AR11, 1.53% (1 Year CMT Rate + 0.92%, Rate Floor: 0.92%) due 09/25/46[5]	1,058,005	1,014,218
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 0.32% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[5]	6,117,935	5,088,301
2007-HE4, 0.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[5]	4,342,115	3,214,116
Impac Secured Assets CMN Owner Trust
2005-2, 0.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 03/25/36[5]	9,095,389	8,208,148
American Home Mortgage Assets Trust
2006-4, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 10/25/46[5]	9,218,302	5,866,301

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Residential Mortgage Backed Securities - 6.6% (continued)
2006-6, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 12/25/46[5]	$2,093,498	$1,729,431
Merrill Lynch Mortgage Investors Trust Series
2006-HE6, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/37[5]	10,510,614	7,176,427
CSMC Series
2015-12R, 0.65% (WAC) due 11/30/37[5,6]	6,543,279	6,521,940
LSTAR Securities Investment Trust
2019-1, 1.86% (1 Month USD LIBOR + 1.70%, Rate Floor: 0.00%) due 03/01/24[5,6]	6,371,234	6,394,037
Long Beach Mortgage Loan Trust
2006-8, 0.31% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 09/25/36[5]	8,055,781	3,263,864
2006-6, 0.40% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/36[5]	5,233,288	2,774,357
GSAMP Trust 2006-NC2
2006-NC2, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[5]	7,825,924	5,482,098
Structured Asset Investment Loan Trust
2005-11, 0.87% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 01/25/36[5]	4,039,805	3,977,369
2006-3, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 06/25/36[5]	755,316	739,437
2004-BNC2, 1.35% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 12/25/34[5]	722,547	722,826
ASG Resecuritization Trust
2010-3, 0.73% (1 Month USD LIBOR + 0.29%, Rate Cap/Floor: 10.50%/0.29%) due 12/28/45[5,6]	4,274,550	4,154,916
Merrill Lynch Alternative Note Asset Trust Series
2007-A1, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[5]	8,611,386	3,848,546
CWABS Asset-Backed Certificates Trust
2004-15, 1.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 04/25/35[5]	3,490,000	3,480,159
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 0.73% (1 Month USD LIBOR + 0.58%, Rate Floor: 0.58%) due 01/25/36[5]	3,190,301	3,121,560
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.38% (1 Year CMT Rate + 0.77%, Rate Floor: 0.77%) due 04/25/47[5]	3,124,723	2,884,800
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[5,6]	2,693,676	2,699,401
Morgan Stanley Resecuritization Trust
2014-R9, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/26/46[5,6]	2,604,961	2,500,097
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[5]	2,037,449	2,032,368
GSAA Home Equity Trust
2005-6, 0.79% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 06/25/35[5]	1,640,550	1,660,933
2007-7, 0.69% (1 Month USD LIBOR + 0.54%, Rate Floor: 0.54%) due 07/25/37[5]	144,567	140,909
Nomura Resecuritization Trust
2015-4R, 1.71% (1 Month USD LIBOR + 0.43%, Rate Floor: 0.43%) due 03/26/36[5,6]	1,266,706	1,259,384

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Residential Mortgage Backed Securities - 6.6% (continued)
2015-4R, 0.67% (1 Month USD LIBOR + 0.39%, Rate Floor: 0.39%) due 12/26/36[5,6]	489,942	$480,738
Countrywide Asset-Backed Certificates
2005-15, 0.60% (1 Month USD LIBOR + 0.45%, Rate Floor: 0.45%) due 03/25/36[5]	1,500,000	1,447,677
Impac Secured Assets Trust
2006-2, 0.32% (1 Month USD LIBOR + 0.17%, Rate Cap/Floor: 11.50%/0.17%) due 08/25/36[5]	1,214,336	1,071,170
Alliance Bancorp Trust
2007-OA1, 0.39% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 07/25/37[5]	796,173	716,845
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	371,143	388,806
Morgan Stanley Re-REMIC Trust
2010-R5, 1.57% due 06/26/36[6]	199,862	179,802
Irwin Home Equity Loan Trust
2007-1, 6.35% due 08/25/37[6]	27,123	27,639
GreenPoint Mortgage Funding Trust
2007-AR1, 0.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47†††,5	161	161
Total Residential Mortgage Backed Securities		1,588,969,178
Government Agency - 6.0%
Fannie Mae
2.43% due 01/01/30	73,200,000	79,213,346
3.59% due 02/01/29	38,601,855	43,651,867
3.40% due 02/01/33	25,000,000	29,420,348
3.60% due 03/01/31	24,586,000	29,071,192
2.40% due 03/01/40	27,004,000	28,790,427
2.90% due 11/01/29	21,378,000	23,920,985
2.81% due 09/01/39	20,780,000	23,446,078
3.83% due 05/01/49	19,000,000	22,332,542
2.96% due 11/01/29	18,620,000	20,906,180
2013-124, due 12/25/43[12]	22,187,149	20,333,348
4.17% due 02/01/49	16,500,000	20,037,594
2.30% due 11/01/29	17,060,000	18,456,013
2.46% due 01/01/30	14,500,000	15,744,629
4.08% due 04/01/49	12,879,000	15,570,166
3.42% due 09/01/47	12,809,650	14,732,606
3.07% due 01/01/28	13,100,000	14,287,183
2.55% due 12/01/29	12,478,000	13,603,059
2.07% due 10/01/50	13,482,997	13,451,803
3.59% due 04/01/33	11,197,493	12,868,873
2.00% due 09/01/50	12,118,431	11,916,493
4.21% due 10/01/48	9,750,000	11,856,459
3.03% due 12/01/27	10,900,000	11,854,750
3.05% due 10/01/29	9,600,000	10,706,787
3.17% due 02/01/28	9,450,000	10,454,381
2013-100, due 10/25/43[12]	11,059,038	10,072,335
3.04% due 01/01/28	8,900,000	9,689,612
1.86% due 11/01/25	8,930,159	9,355,768
3.43% due 03/01/33	8,100,000	9,288,118
1.76% due 08/01/40	9,360,000	9,151,943
3.01% due 12/01/27	7,500,000	8,147,440
2.09% due 04/01/35	7,721,780	8,106,493
2.10% due 07/01/50	7,690,933	7,674,427
2.99% due 09/01/29	6,800,000	7,656,816
3.29% due 03/01/33	6,700,000	7,575,700
3.14% due 01/01/28	6,900,000	7,557,034
4.04% due 08/01/48	6,100,000	7,316,586

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Government Agency - 6.0% (continued)
2.79% due 01/01/32	6,505,653	$7,278,761
3.61% due 04/01/39	6,193,000	7,204,463
2.15% due 09/01/29	6,683,000	7,127,638
3.56% due 02/01/38	6,381,039	7,117,262
3.05% due 03/01/50	6,175,474	6,818,669
3.13% due 02/01/28	5,900,000	6,264,565
1.83% due 08/01/40	5,775,944	5,866,210
2.50% due 04/01/35	5,474,270	5,706,552
4.07% due 05/01/49	4,797,139	5,653,095
4.27% due 12/01/33	4,609,140	5,591,883
3.16% due 11/01/30	4,906,315	5,428,685
2.17% due 10/01/50	5,304,913	5,338,124
2.62% due 11/01/28	4,700,000	5,186,262
2.99% due 01/01/40	4,429,000	5,122,952
3.11% due 11/01/27	4,500,000	4,976,607
3.71% due 04/01/31	4,200,000	4,930,530
3.50% due 02/01/48	4,126,522	4,831,951
3.76% due 03/01/37	4,000,000	4,662,435
3.37% due 06/01/39	4,067,000	4,653,097
2.39% due 02/01/27	4,307,000	4,648,562
3.65% due 03/01/33	3,600,000	4,154,288
3.69% due 03/01/29	3,500,000	4,050,580
4.24% due 08/01/48	3,400,000	4,006,560
3.92% due 04/01/39	3,198,000	3,862,019
2.94% due 02/01/40	3,401,115	3,802,014
3.33% due 04/01/30	2,922,343	3,339,343
2.96% due 10/01/49	2,911,845	3,239,149
3.94% due 06/01/35	2,600,000	3,015,463
3.12% due 02/01/28	2,600,000	2,945,844
3.50% due 12/01/47	2,681,924	2,911,194
2.62% due 11/01/29	2,635,000	2,894,820
2.86% due 01/01/33	2,524,000	2,815,462
3.26% due 11/01/46	2,456,874	2,768,004
2.92% due 03/01/50	2,411,257	2,669,123
2.51% due 07/01/50	2,435,794	2,573,374
3.58% due 12/01/27	2,229,725	2,545,724
2.69% due 10/01/34	2,299,594	2,506,671
3.51% due 11/01/37	2,150,000	2,475,873
2.53% due 12/01/26	2,250,000	2,408,276
1.68% due 09/01/37	2,175,923	2,224,511
4.00% due 12/01/38	1,996,845	2,148,394
2.68% due 04/01/50	1,975,296	2,132,332
4.50% due 03/01/48	1,900,387	2,061,577
2.77% due 02/01/36	1,774,470	1,952,894
3.46% due 08/01/49	1,713,858	1,918,589
3.50% due 12/01/46	1,772,108	1,886,859
3.48% due 04/01/28	1,500,000	1,671,358
4.00% due 01/01/46	1,407,420	1,526,674
4.00% due 08/01/47	1,393,440	1,526,601
3.74% due 02/01/48	1,272,534	1,505,965
3.08% due 02/01/33	1,300,000	1,486,254
3.27% due 08/01/34	1,292,609	1,471,816
2.97% due 11/01/25	1,343,379	1,467,277
2.32% due 07/01/50	1,402,976	1,440,567
3.02% due 11/01/27	1,300,000	1,412,580
4.05% due 09/01/48	1,173,904	1,378,407
2.89% due 05/01/33	1,234,803	1,366,909
2.50% due 01/01/35	1,298,872	1,354,100
3.50% due 12/01/45	1,220,696	1,315,601
2.25% due 10/01/50	1,296,357	1,300,920
3.96% due 06/01/49	978,452	1,173,962
2.34% due 05/01/27	1,070,472	1,151,387
3.13% due 01/01/30	1,000,000	1,134,360
3.00% due 07/01/46	1,071,409	1,127,140
3.60% due 10/01/47	949,076	1,102,670
3.18% due 09/01/42	881,440	937,508
3.63% due 01/01/37	719,997	827,462
3.36% due 12/01/39	700,000	798,357
3.91% due 07/01/49	686,030	782,347
4.50% due 02/01/45	640,571	716,027
2.75% due 11/01/31	635,191	701,532
3.99% due 06/01/49	538,955	620,633
5.00% due 12/01/44	441,895	498,080
5.00% due 05/01/44	427,221	478,326
3.50% due 08/01/43	410,666	446,608
4.50% due 05/01/47	400,875	440,650
4.33% due 09/01/48	338,875	404,140
4.22% due 04/01/49	315,000	374,748
Freddie Mac Multifamily Structured Pass Through Certificates
2019-1513, 2.80% due 08/25/34	68,400,000	78,080,926
2017-KW03, 3.02% due 06/25/27	65,900,000	73,674,434
2018-K074, 3.60% due 02/25/28	34,823,000	40,659,491
2020-KJ28, 2.31% due 10/25/27	30,862,000	33,152,575
2017-K066, 3.20% due 06/25/27	19,507,000	22,229,206
2019-KJ27, 2.59% due 03/25/25	19,000,000	20,404,940
2017-K061, 3.44% (WAC) due 11/25/26[5]	15,000,000	17,155,262
2016-K060, 3.30% (WAC) due 10/25/26[5]	13,000,000	14,771,368
2018-K073, 3.45% (WAC) due 01/25/28[5]	11,600,000	13,478,084
2018-K078, 3.92% due 06/25/28	10,150,000	12,094,019
2017-K069, 3.25% (WAC) due 09/25/27[5]	10,000,000	11,400,799
2016-K057, 2.62% due 08/25/26	10,000,000	10,942,786
2018-K154, 3.46% due 11/25/32	8,500,000	10,123,446
2016-K152, 3.08% due 01/25/31	7,090,000	8,131,542
2017-K070, 3.36% due 12/25/27	6,000,000	6,936,709
2015-K151, 3.51% due 04/25/30	2,105,000	2,491,839
2015-K043, 0.53% (WAC) due 12/25/24[5,11]	43,181,577	808,791
2014-K715, 2.86% due 01/25/21	48,311	48,296
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	52,100,000	59,172,742
2020-M23, 1.74% due 03/25/35	50,222,656	51,508,652
2020-M23, 1.50% (WAC) due 03/25/35[5,11]	300,353,159	41,302,554
2018-M3, 3.09% (WAC) due 02/25/30[5]	7,800,000	8,905,915
Freddie Mac Seasoned Credit Risk Transfer Trust
2020-2, 2.00% due 11/25/59	16,804,310	17,319,984
2020-3, 2.00% due 05/25/60	13,633,317	14,043,630
Freddie Mac
3.55% due 10/01/33	4,572,409	5,250,305
2018-4762, 4.00% due 01/15/46	4,673,889	4,901,920
3.26% due 09/01/45	2,256,446	2,405,237
3.50% due 01/01/44	1,599,436	1,730,917
1.96% due 05/01/50	1,599,346	1,597,351
4.00% due 02/01/46	1,402,155	1,521,058
1.95% due 05/01/50	1,473,421	1,469,212
4.00% due 11/01/45	1,104,977	1,200,717
3.00% due 08/01/46	1,103,989	1,161,187
3.40% due 04/01/31	991,979	1,149,392

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Government Agency - 6.0% (continued)
4.50% due 06/01/48	911,545	$989,943
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[6,11]	734,697,575	1,504,220
Total Government Agency		1,433,597,036
Military Housing - 1.1%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 1.93% (WAC) due 11/25/55[5,6]	115,464,753	140,443,634
2015-R1, 6.19% (WAC) due 11/25/52[5,6]	22,197,554	25,924,408
2015-R1, 4.32% (WAC) due 10/25/52[5,6]	13,639,781	15,746,629
2015-R1, 0.29% (WAC) due 11/25/55[5,6,11]	173,861,961	12,164,617
Capmark Military Housing Trust
2006-RILY, 6.15% due 07/10/51[6]	12,985,049	14,786,471
2008-AMCW, 6.90% due 07/10/55[6]	8,251,750	11,927,679
2007-AETC, 5.75% due 02/10/52[6]	7,375,589	8,367,733
2007-ROBS, 6.06% due 10/10/52[6]	4,651,090	5,394,114
2006-RILY, 2.09% (1 Month USD LIBOR + 0.37%, Rate Floor: 0.37%) due 07/10/51[5,6]	6,961,721	4,038,477
2007-AET2, 6.06% due 10/10/52[6]	3,055,402	3,545,410
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[6]	22,085,680	25,167,196
2005-DRUM, 5.47% due 05/10/50†††,6	4,513,969	4,942,883
2005-BLIS, 5.25% due 07/10/50[6]	2,500,000	2,811,241
Total Military Housing		275,260,492
Commercial Mortgage Backed Securities - 0.9%
Citigroup Commercial Mortgage Trust
2019-GC43, 0.63% (WAC) due 11/10/52[5,11]	219,618,204	10,114,472
2019-GC41, 1.06% (WAC) due 08/10/56[5,11]	104,734,670	7,265,894
2016-C2, 1.75% (WAC) due 08/10/49[5,11]	33,321,137	2,527,555
2016-P4, 1.96% (WAC) due 07/10/49[5,11]	31,614,973	2,422,583
2016-P5, 1.50% (WAC) due 10/10/49[5,11]	30,623,133	1,794,758
2016-GC37, 1.70% (WAC) due 04/10/49[5,11]	20,754,674	1,476,612
2015-GC35, 0.78% (WAC) due 11/10/48[5,11]	30,579,518	874,262
2015-GC29, 1.04% (WAC) due 04/10/48[5,11]	19,504,724	745,190
2016-C3, 1.14% (WAC) due 11/15/49[5,11]	11,957,818	528,046
2013-GC15, 4.37% (WAC) due 09/10/46[5]	380,000	414,522
GB Trust
2020-FLIX, 2.51% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 08/15/37[5,6]	23,300,000	23,461,849
2020-FLIX, 1.76% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/15/37[5,6]	2,000,000	2,008,982
Wells Fargo Commercial Mortgage Trust
2017-C38, 1.05% (WAC) due 07/15/50[5,11]	71,386,805	3,658,238
2016-BNK1, 1.74% (WAC) due 08/15/49[5,11]	36,334,555	2,843,746
2017-RB1, 1.24% (WAC) due 03/15/50[5,11]	40,036,818	2,482,219
2016-C35, 1.93% (WAC) due 07/15/48[5,11]	26,100,305	2,076,133
2017-C42, 0.88% (WAC) due 12/15/50[5,11]	34,992,353	1,782,136
2015-NXS4, 1.04% (WAC) due 12/15/48[5,11]	40,194,474	1,701,042
2017-RC1, 1.49% (WAC) due 01/15/60[5,11]	25,686,230	1,613,910
2016-C32, 4.73% (WAC) due 01/15/59[5]	1,400,000	1,556,455
2016-NXS5, 1.46% (WAC) due 01/15/59[5,11]	24,053,044	1,389,087
2015-P2, 0.92% (WAC) due 12/15/48[5,11]	28,005,274	1,084,221
2015-C30, 0.89% (WAC) due 09/15/58[5,11]	30,459,152	1,065,330
2016-C37, 0.96% (WAC) due 12/15/49[5,11]	15,598,655	494,549
2015-NXS1, 1.10% (WAC) due 05/15/48[5,11]	8,927,661	329,341
GS Mortgage Securities Trust
2020-GC45, 0.67% (WAC) due 02/13/53[5,11]	153,965,229	7,647,761
2019-GC42, 0.81% (WAC) due 09/01/52[5,11]	69,784,441	4,001,398
2017-GS6, 1.04% (WAC) due 05/10/50[5,11]	42,419,756	2,364,117
2017-GS6, 3.87% due 05/10/50	521,000	577,829

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Commercial Mortgage Backed Securities - 0.9% (continued)
2015-GC28, 1.00% (WAC) due 02/10/48[5,11]	16,157,986	$540,902
JPMDB Commercial Mortgage Securities Trust
2017-C7, 0.88% (WAC) due 10/15/50[5,11]	135,436,567	6,119,769
2016-C4, 0.79% (WAC) due 12/15/49[5,11]	85,195,328	3,295,057
2016-C4, 3.64% (WAC) due 12/15/49[5]	2,650,000	2,819,893
2016-C2, 1.57% (WAC) due 06/15/49[5,11]	28,109,458	1,651,209
2017-C5, 0.93% (WAC) due 03/15/50[5,11]	8,554,044	390,253
COMM Mortgage Trust
2018-COR3, 0.44% (WAC) due 05/10/51[5,11]	197,583,653	5,781,436
2015-CR26, 0.93% (WAC) due 10/10/48[5,11]	83,919,975	3,050,256
2015-CR24, 0.76% (WAC) due 08/10/48[5,11]	47,130,347	1,398,998
2015-CR23, 0.89% (WAC) due 05/10/48[5,11]	40,881,422	1,212,032
2015-CR27, 0.94% (WAC) due 10/10/48[5,11]	27,225,095	1,009,487
2015-CR23, 3.80% due 05/10/48	700,000	770,575
2013-CR13, 0.76% (WAC) due 11/10/46[5,11]	36,483,003	699,671
2014-LC15, 1.09% (WAC) due 04/10/47[5,11]	11,234,439	308,747
BENCHMARK Mortgage Trust
2019-B14, 0.79% (WAC) due 12/15/62[5,11]	109,571,295	5,491,626
2018-B2, 0.42% (WAC) due 02/15/51[5,11]	131,508,609	2,786,457
2018-B6, 0.44% (WAC) due 10/10/51[5,11]	64,488,397	1,535,836
2018-B6, 4.62% (WAC) due 10/10/51[5]	750,000	860,087
GS Mortgage Securities Corporation Trust
2020-UPTN, 3.25% (WAC) due 02/10/37[5,6]	5,350,000	5,235,813
2020-DUNE, 1.51% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 12/15/36[5,6]	3,750,000	3,554,182
2020-DUNE, 2.06% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/15/36[5,6]	1,000,000	898,563
CSAIL Commercial Mortgage Trust
2019-C15, 1.05% (WAC) due 03/15/52[5,11]	97,104,759	6,298,623
2015-C1, 0.83% (WAC) due 04/15/50[5,11]	51,175,296	1,412,581
2016-C6, 1.92% (WAC) due 01/15/49[5,11]	5,589,888	418,298
BANK
2020-BN25, 0.44% (WAC) due 01/15/63[5,11]	140,000,000	5,219,830
2017-BNK6, 0.82% (WAC) due 07/15/60[5,11]	42,695,502	1,699,332
2017-BNK4, 1.40% (WAC) due 05/15/50[5,11]	12,900,467	816,763
BX Commercial Mortgage Trust
2019-XL, 2.16% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/15/36[5,6]	6,882,409	6,778,884
GRACE Mortgage Trust
2014-GRCE, 3.37% due 06/10/28[6]	6,000,000	5,999,329
UBS Commercial Mortgage Trust
2017-C5, 1.00% (WAC) due 11/15/50[5,11]	53,480,238	2,568,453
2017-C2, 1.08% (WAC) due 08/15/50[5,11]	50,650,865	2,495,330
CD Mortgage Trust
2016-CD1, 1.39% (WAC) due 08/10/49[5,11]	34,507,488	1,997,559
2017-CD6, 0.92% (WAC) due 11/13/50[5,11]	45,387,388	1,874,417
2016-CD2, 0.65% (WAC) due 11/10/49[5,11]	34,145,774	880,544
Bancorp Commercial Mortgage Trust
2018-CR3, 1.41% (1 Month USD LIBOR + 1.25%, Rate Floor: 1.25%) due 01/15/33[5,6]	4,128,432	4,117,444
JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP3, 1.42% (WAC) due 08/15/49[5,11]	68,149,616	4,083,580
CD Commercial Mortgage Trust
2017-CD4, 1.29% (WAC) due 05/10/50[5,11]	31,845,851	1,861,587
2017-CD3, 1.01% (WAC) due 02/10/50[5,11]	34,287,376	1,662,835
JPMBB Commercial Mortgage Securities Trust
2015-C27, 1.16% (WAC) due 02/15/48[5,11]	71,901,355	2,850,702
2013-C12, 0.47% (WAC) due 07/15/45[5,11]	34,820,335	303,814

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.6% (continued)
Commercial Mortgage Backed Securities - 0.9% (continued)
BBCMS Mortgage Trust
2018-C2, 0.77% (WAC) due 12/15/51[5,11]	58,167,124		$2,934,880
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 1.14% (WAC) due 07/15/50[5,11]	57,667,637		2,870,747
CGMS Commercial Mortgage Trust
2017-B1, 0.83% (WAC) due 08/15/50[5,11]	65,372,042		2,645,639
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 0.91% (WAC) due 12/15/47[5,11]	70,042,114		2,410,527
Cam Commercial Mortgage Corp.
2002-CAM2, 6.16% due 12/14/21[6]	2,273,524		2,350,687
CFCRE Commercial Mortgage Trust
2016-C3, 1.00% (WAC) due 01/10/48[5,11]	38,802,580		1,673,877
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.11% (WAC) due 02/15/50[5,11]	23,874,537		1,214,214
DBJPM Mortgage Trust
2017-C6, 1.02% (WAC) due 06/10/50[5,11]	24,686,588		1,144,623
SG Commercial Mortgage Securities Trust
2016-C5, 1.96% (WAC) due 10/10/48[5,11]	6,063,776		422,884
Morgan Stanley Capital I Trust
2016-UBS9, 4.70% (WAC) due 03/15/49[5]	275,000		268,287
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000		233,480
WFRBS Commercial Mortgage Trust
2013-C12, 1.19% (WAC) due 03/15/48[5,6,11]	8,581,688		169,480
Total Commercial Mortgage Backed Securities			211,392,316
Total Collateralized Mortgage Obligations
(Cost $3,374,577,695)			3,509,219,022

SENIOR FLOATING RATE INTERESTS††,5 - 6.1%
Consumer, Non-cyclical - 1.4%
US Foods, Inc.
4.25% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/24/25†††	53,232,813		52,168,156
Bombardier Recreational Products, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 05/24/27	51,221,625		52,143,614
Packaging Coordinators Midco, Inc.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27	32,358,332		32,358,332
Sunshine Investments BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 03/28/25	EUR	20,259,706	24,541,129
Nidda Healthcare Holding GmbH
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR	18,276,306	22,103,745
Southern Veterinary Partners LLC
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27†††	19,553,030		19,455,265
HAH Group Holding Co LLC
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/29/27	15,657,759		15,520,753
Sigma Holding BV (Flora Food)
3.50% (1 Month EURIBOR + 3.50% and 6 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/02/25	EUR	11,500,000	13,795,082
National Mentor Holdings, Inc.
due 03/09/26	12,192,300		12,164,380
Quirch Foods Holdings LLC
6.25% (3 Month USD LIBOR + 5.25% and 6 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 10/27/27	11,700,000		11,612,250
WellSky Corp.
due 02/09/24†††	11,550,000		11,521,125

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 6.1% (continued)
Consumer, Non-cyclical - 1.4% (continued)
Weber-Stephen Products LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	8,900,000		$8,904,450
Energizer Holdings, Inc.
due 12/16/27	7,500,000		7,485,975
Avantor Funding, Inc.
3.50% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.50%) due 11/08/27	7,400,000		7,404,662
Elanco Animal Health, Inc.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	6,818,757		6,752,002
IQVIA, Inc.
2.00% (3 Month EURIBOR + 2.00%, Rate Floor: 2.00%) due 03/07/24	EUR	4,929,123	5,996,919
Arterra Wines Canada, Inc.
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 11/24/27	5,400,000		5,423,652
Dole Food Company, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/06/24	3,837,179		3,827,587
B&G Foods, Inc.
2.65% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 10/12/26	3,300,000		3,290,562
Callaway Golf Company
4.65% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 01/02/26	2,524,965		2,528,121
Civitas Solutions, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	2,063,312		2,058,587
4.51% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	92,456		92,244
Hayward Industries, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/05/24	2,010,140		1,984,169
Hostess Brands LLC
3.00% (1 Month USD LIBOR + 2.25% and 3 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 08/04/25	827,904		822,730
Midwest Physician Administrative Services
3.50% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.50%) due 08/15/24	498,715		493,937
Atkins Nutritionals, Inc.
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/07/24	183,006		183,291
Total Consumer, Non-cyclical			324,632,719
Industrial - 1.2%
American Bath Group LLC
5.25% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/23/27	33,750,000		33,792,188
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	30,500,000		31,701,090
Delta Air Lines, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/01/23	28,925,199		29,333,333
IFCO Management GmbH
3.50% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 05/29/26	EUR	19,870,000	24,185,849
Galileo Global Education Finance SARL
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/06/26	EUR	19,200,000	23,297,595
AI Convoy Luxembourg SARL
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 01/18/27	EUR	18,618,000	22,690,119
Vertical (TK Elevator)
4.57% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	12,817,875		12,861,328
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 07/30/27	EUR	3,000,000	3,684,934

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 6.1% (continued)
Industrial - 1.2% (continued)
TransDigm, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	14,914,578		$14,596,152
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	1,492,462		1,460,747
Pelican Products, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	15,088,899		14,761,922
Alliance Laundry Systems LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/08/27	13,700,000		13,682,875
Fugue Finance BV
3.25% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 08/30/24	EUR	10,500,000	12,642,339
Service Logic Acquisition, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	9,890,149		9,877,787
CapStone Acquisition Holdings, Inc.
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27	6,784,000		6,829,249
DXP Enterprises, Inc.
5.75% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/16/27	6,000,000		5,955,000
Diversitech Holdings, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/03/24	5,775,631		5,713,081
YAK MAT (YAK ACCESS LLC)
10.24% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	7,240,000		5,068,000
American Residential Services LLC
4.25% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 10/15/27	5,000,000		4,987,500
Consolidated Container Co. LLC
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 05/22/24	4,789,496		4,772,541
Berlin Packaging LLC
3.16% (1 Month USD LIBOR + 3.00% and 3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 11/07/25	4,581,725		4,500,995
Charter Nex US Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/01/27	4,300,000		4,317,200
Filtration Group Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	1,661,120		1,641,685
Anchor Packaging LLC
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	1,368,246		1,364,825
CPG International LLC
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 05/06/24	508,112		507,350
CHI Overhead Doors, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 07/31/25	448,875		449,436
Gates Global LLC
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/01/24	401,328		399,879
Pike Corp.
4.12% (1 Month USD LIBOR + 3.97%, Rate Floor: 3.97%) due 07/24/26	375,190		373,716
Fly Funding II SARL
2.50% (3 Month USD LIBOR + 1.75%, Rate Floor: 2.50%) due 08/11/25	306,294		289,319
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	200,000		199,500

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 6.1% (continued)
Industrial - 1.2% (continued)
BWAY Holding Co.
3.48% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	124,036	$119,540
API Heat Transfer
12.00% (3 Month USD LIBOR, Rate Floor: 1.00%) (in–kind rate was 11.00%) due 01/01/24†††,13	44,655	39,855
12.00% (3 Month USD LIBOR, Rate Floor: 1.00%) (in- kind rate was 11.00%) due 10/02/23†††,13	7,967	7,250
Total Industrial		296,104,179
Financial - 0.8%
Citadel Securities LP
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/27/26	44,118,589	44,100,060
USI, Inc.
4.50% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 12/02/26	19,002,375	18,943,088
3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	6,505,987	6,407,031
Jefferies Finance LLC
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/30/27	20,548,500	20,497,129
3.19% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/03/26	1,914,279	1,898,008
Nexus Buyer LLC
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	21,704,609	21,523,810
Higginbotham
6.50% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 11/25/26	18,806,358	18,524,263
HUB International Ltd.
2.96% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	13,937,052	13,671,412
Cross Financial Corp.
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 09/15/27	12,150,000	12,150,000
Duff & Phelps
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/09/27	10,274,185	10,275,829
Alliant Holdings Intermediate LLC
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	7,594,702	7,468,098
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/05/27	897,058	896,501
Ryan Specialty Group LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/01/27	6,583,500	6,558,812
GT Polaris, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 09/24/27	5,436,375	5,451,325
NFP Corp.
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	5,472,214	5,350,075
PAI Holdco, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/22/27	5,150,000	5,150,000
Jane Street Group LLC
3.23% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/31/25	3,084,102	3,075,620
AmeriLife Holdings LLC
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	563,521	555,068
Virtu Financial, Inc.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/01/26	500,000	498,645
Total Financial		202,994,774
Consumer, Cyclical - 0.8%
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	44,420,237	44,094,192

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,5 - 6.1% (continued)
Consumer, Cyclical - 0.8% (continued)
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	37,890,595		$37,630,287
BGIS (BIFM CA Buyer, Inc.)
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	32,969,018		32,845,384
CNT Holdings I Corp.
4.50% (6 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/08/27	24,250,000		24,208,290
Adevinta ASA
due 10/22/27	EUR	11,000,000	13,450,134
3.75% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.75%) due 10/22/27	3,800,000		3,794,072
Packers Sanitation Services, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/04/24	5,900,000		5,896,342
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 12/04/24	1,081,637		1,076,229
BCPE Empire Holdings, Inc.
5.00% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 06/11/26	6,000,000		5,966,280
Power Solutions (Panther)
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/30/26	4,509,814		4,486,318
Wabash National Corporation
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/28/27	4,250,000		4,223,437
Verisure Holding AB
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 07/20/26	EUR	3,000,000	3,674,267
Cast & Crew Payroll LLC
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/09/26	2,403,801		2,338,441
Whatabrands, LLC
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 07/31/26	1,341,787		1,328,155
1011778 BC Unlimited Liability Co.
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	1,041,113		1,025,173
Total Consumer, Cyclical			186,037,001
Technology - 0.7%
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	54,638,063		54,729,308
Planview Parent, Inc.
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/10/27	15,909,394		15,869,620
due 12/10/27	10,350,000		10,246,500
Valkyr Purchaser, LLC
4.75% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 11/05/27	23,250,000		22,959,375
RP Crown Parent LLC (Blue Yonder)
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/02/26	11,641,500		11,612,396
Sabre GLBL, Inc.
due 12/10/27	9,650,000		9,662,063
Cloudera, Inc.
3.25% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.25%) due 12/22/27	8,000,000		7,980,000
E2open LLC
due 10/29/27	7,000,000		6,978,160
Imprivata, Inc.
4.25% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/01/27	6,600,000		6,600,000
Sportradar Capital SARL
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 11/22/27	EUR	5,300,000	6,465,236

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 6.1% (continued)
Technology - 0.7% (continued)
Provation Software Group, Inc.
5.50% (6 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/16/27	6,500,000	$6,402,500
Navicure, Inc.
4.75% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/22/26	4,688,250	4,676,529
Cologix Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 03/20/24	2,396,447	2,370,350
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/20/24	2,100,000	2,077,131
Project Boost Purchaser LLC
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	3,366,977	3,329,099
Informatica LLC
3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/25/27	1,920,762	1,902,764
Solera LLC
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/03/23	878,727	871,039
Aston FinCo SARL
4.40% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	644,130	634,668
Neustar, Inc.
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/08/24	17,770	17,181
Aspect Software, Inc.
6.00% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 01/15/24	9,708	9,336
Total Technology		175,393,255
Communications - 0.5%
UPC Financing Partnership
3.68% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/29	22,575,000	22,586,287
3.67% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/29	22,575,000	22,586,288
Syndigo LLC
5.25% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/10/27	24,900,000	24,713,250
Xplornet Communications Inc.
4.90% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 06/10/27	21,251,000	21,256,313
ProQuest, LLC
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 10/23/26	19,650,000	19,600,875
Alchemy Copyrights LLC
4.00% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 08/16/27†††	6,050,000	6,065,125
Radiate Holdco, LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/25/26	2,250,000	2,251,058
Zayo Group Holdings, Inc.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	1,652,094	1,639,703
Authentic Brands
4.50% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 09/27/24	1,071,454	1,062,271
Titan US Finco LLC
4.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/01/26	1,035,107	1,019,581

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,5 - 6.1% (continued)
Communications - 0.5% (continued)
Internet Brands, Inc.
3.65% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	297,692	$293,340
Total Communications		123,074,091
Basic Materials - 0.3%
Illuminate Buyer LLC
4.15% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/30/27	28,564,333	28,552,336
GrafTech Finance, Inc.
4.50% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	26,081,415	26,027,166
LSF11 Skyscraper HoldCo SARL
5.74% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 09/29/27	16,980,716	16,895,813
PQ Corp.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/08/27	7,340,985	7,333,350
Pregis TopCo Corp.
3.90% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/31/26	1,435,500	1,428,323
Clearwater Paper Corp.
3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/24/26†††	540,257	541,608
Total Basic Materials		80,778,596
Utilities - 0.3%
Hamilton Projects Acquiror LLC
5.75% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/17/27	53,664,602	53,698,410
RS Ivy Holdco, Inc.
6.50% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 12/23/27	6,000,000	5,940,000
Total Utilities		59,638,410
Energy - 0.1%
Venture Global Calcasieu Pass LLC
2.53% (1 Month USD LIBOR + 2.38% and 3 Month USD LIBOR + 2.38%, Rate Floor: 2.38%) due 08/19/26	13,400,761	12,596,715
Total Senior Floating Rate Interests
(Cost $1,432,519,779)		1,461,249,740

U.S. GOVERNMENT SECURITIES†† - 4.3%
U.S. Treasury Notes
0.25% due 05/31/25[14]	403,300,000	402,528,060
2.00% due 04/30/24	12,460,000	13,206,627
1.75% due 06/30/24[14]	9,101,000	9,591,601
2.38% due 02/29/24[14]	7,749,000	8,283,257
0.50% due 04/30/27	6,780,000	6,763,050
1.38% due 02/15/23	4,500,000	4,618,652
1.75% due 12/31/26	4,000,000	4,298,594
1.50% due 10/31/24	3,820,000	4,003,688
2.25% due 08/15/27	3,370,000	3,736,751
0.50% due 05/31/27	2,600,000	2,590,859
1.13% due 02/28/27	2,250,000	2,333,232
2.13% due 05/15/25	880,000	949,781
U.S. Treasury Strips
due 02/15/50[12,14,15]	736,163,000	449,419,775
U.S. Treasury Bonds
due 08/15/50[12,15]	160,000,000	96,628,376
8.00% due 11/15/21	5,600,000	5,980,625
7.88% due 02/15/21	5,500,000	5,548,454
8.13% due 08/15/21	3,900,000	4,092,563
2.88% due 08/15/45	2,630,000	3,346,161
2.38% due 11/15/49	2,300,000	2,701,871
1.38% due 08/15/50	2,450,000	2,294,578
2.75% due 11/15/42	700,000	867,262
Total U.S. Government Securities
(Cost $1,040,815,350)		1,033,783,817

FEDERAL AGENCY BONDS†† - 2.8%
Residual Funding Corporation Principal Strips
due 01/15/30[12,15]	119,764,000	106,523,023
due 04/15/30[12,15]	110,870,000	98,508,944
Freddie Mac Principal Strips
due 07/15/32[14,15]	123,250,000	104,394,773
Fannie Mae Principal Strips
due 07/15/37[12,14,15]	89,850,000	65,756,068
due 11/15/30[12,14,15]	37,570,000	32,965,582
due 08/06/38[14,15]	5,850,000	4,142,890
Tennessee Valley Authority
4.25% due 09/15/65	32,550,000	49,110,540
5.38% due 04/01/56	8,960,000	15,412,808
due 03/15/33[11,15]	3,000,000	2,413,561
due 01/15/28[11,15]	2,011,000	1,844,639
due 03/15/35[11,15]	1,142,000	857,536

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 2.8% (continued)
due 09/15/53[11,15]	1,612,000	$704,506
due 09/15/55[11,15]	1,612,000	669,129
due 09/15/56[11,15]	1,612,000	652,059
due 03/15/57[11,15]	1,612,000	643,333
due 09/15/57[11,15]	1,612,000	634,702
due 09/15/58[11,15]	1,612,000	617,752
due 03/15/59[11,15]	1,612,000	609,432
due 09/15/59[11,15]	1,612,000	601,202
due 09/15/60[11,15]	1,612,000	584,733
due 09/15/54[11,15]	1,020,000	434,448
due 03/15/61[11,15]	1,020,000	365,107
due 09/15/61[11,15]	1,020,000	360,179
due 09/15/62[11,15]	1,020,000	350,506
due 03/15/63[11,15]	1,020,000	345,759
due 09/15/63[11,15]	1,020,000	341,065
due 09/15/64[11,15]	1,020,000	331,851
due 03/15/65[11,15]	1,020,000	327,332
due 09/15/65[11,15]	1,020,000	322,767
Freddie Mac
due 01/02/34[14,15]	18,000,000	14,600,601
due 03/15/30[14,15]	12,050,000	10,680,024
due 07/15/30[14,15]	8,600,000	7,551,454
due 01/15/31[14,15]	7,750,000	6,738,639
due 09/15/36[14,15]	7,355,000	5,481,187
due 11/15/38[14,15]	6,000,000	4,300,607
due 09/15/30[14,15]	2,906,000	2,543,219
due 03/15/31[14,15]	2,500,000	2,167,044
2.05% due 08/19/50	2,010,000	1,932,436
due 07/15/31[14,15]	1,800,000	1,550,605
due 01/15/30[14,15]	1,050,000	930,947
2.02% due 10/05/45	720,000	703,356
Tennessee Valley Authority Principal Strips
due 01/15/48[12,15]	38,400,000	19,405,615
due 12/15/42[12,15]	23,785,000	14,319,095
due 01/15/38[15]	15,800,000	11,263,444
Federal Farm Credit Bank Funding Corp.
2.43% due 01/29/37[14]	13,720,000	15,301,608
2.00% due 05/14/40	3,000,000	2,984,325
2.04% due 12/22/45	2,870,000	2,872,438
2.59% due 02/26/35	2,150,000	2,157,277
1.99% due 07/30/40	2,000,000	2,000,304
3.11% due 08/05/48	1,500,000	1,828,658
3.79% due 05/18/44	1,000,000	1,338,104
2.88% due 10/01/40	100,000	116,090
3.67% due 02/26/44	70,000	92,003
U.S. International Development Finance Corp.
3.17% due 10/05/34	11,176,953	12,883,190
1.79% due 10/15/29	9,704,279	10,233,843
Fannie Mae
due 01/15/32[14,15]	9,413,000	8,042,666
due 07/15/32[15]	3,963,000	3,345,351
due 01/15/35[15]	2,250,000	1,776,125
due 02/06/33[14,15]	1,456,000	1,211,872
due 01/15/33[15]	1,450,000	1,208,704
Federal Home Loan Bank
3.63% due 06/22/43[14]	4,850,000	6,288,248
3.25% due 06/10/39[14]	4,500,000	5,518,971
2.69% due 09/26/34	1,350,000	1,395,181
Federal Farm Credit Bank
3.58% due 04/11/47[14]	4,900,000	6,432,374

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 2.8% (continued)
Total Federal Agency Bonds
(Cost $578,862,190)		682,021,831

MUNICIPAL BONDS†† - 1.5%
California - 0.6%
State of California General Obligation Unlimited
7.55% due 04/01/39	11,900,000	20,894,020
7.35% due 11/01/39	10,135,000	16,833,627
San Mateo Foster City School District General Obligation Unlimited
3.06% due 08/01/44	6,125,000	6,265,263
2.63% due 08/01/36	2,355,000	2,415,688
2.73% due 08/01/37	2,100,000	2,156,196
2.79% due 08/01/38	1,155,000	1,182,535
2.39% due 08/01/33	1,000,000	1,034,550
2.44% due 08/01/34	1,000,000	1,030,090
2.51% due 08/01/35	1,000,000	1,026,030
San Dieguito Union High School District General Obligation Unlimited
2.58% due 08/01/35	5,000,000	5,231,100
2.52% due 08/01/34	3,450,000	3,620,810
2.77% due 08/01/37	3,250,000	3,393,618
2.85% due 08/01/38	850,000	887,927
2.68% due 08/01/36	650,000	680,400
Poway Unified School District General Obligation Unlimited
due 08/01/40[15]	10,000,000	6,571,200
due 08/01/38[15]	8,460,000	5,907,195
San Diego Unified School District General Obligation Unlimited
due 07/01/39[15]	7,150,000	5,075,070
2.60% due 07/01/33	3,000,000	3,163,260
due 07/01/46[15]	2,200,000	1,262,008
due 07/01/42[15]	1,600,000	1,039,136
due 07/01/43[15]	1,350,000	850,905
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/45[15]	8,565,000	3,700,508
due 08/01/39[15]	4,000,000	2,265,200
due 08/01/38[15]	2,000,000	1,445,960
due 08/01/40[15]	2,500,000	1,352,625
due 08/01/41[15]	2,000,000	1,031,840
due 08/01/43[15]	1,900,000	896,192
due 08/01/46[15]	800,000	330,920
Cypress School District General Obligation Unlimited
due 08/01/48[15]	14,450,000	6,039,666
California State University Revenue Bonds
2.98% due 11/01/51	5,000,000	5,340,000
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/34[15]	5,295,000	3,752,990
Placentia-Yorba Linda Unified School District General Obligation Unlimited
due 08/01/41[15]	5,325,000	3,415,987
Palomar Community College District General Obligation Unlimited
2.99% due 08/01/44	2,900,000	2,927,782
San Bernardino Community College District General Obligation Unlimited
due 08/01/44[15]	4,750,000	2,566,947
Upland Unified School District General Obligation Unlimited
due 08/01/50[15]	5,040,000	2,320,718
Hanford Joint Union High School District General Obligation Unlimited
due 08/01/41[15]	4,125,000	1,923,818
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[15]	3,600,000	1,899,432
Hillsborough City School District General Obligation Unlimited
due 09/01/33[15]	1,000,000	720,660
due 09/01/37[15]	1,000,000	604,420
due 09/01/39[15]	1,000,000	555,800
Antelope Valley Community College District General Obligation Unlimited
due 02/15/25[15]	2,800,000	1,687,476
Oakland Redevelopment Agency Successor Agency Tax Allocation
4.00% due 09/01/39	1,100,000	1,167,617
Wiseburn School District General Obligation Unlimited
due 08/01/34[15]	900,000	697,599
Santa Ana Unified School District General Obligation Unlimited
due 08/01/35[15]	700,000	528,178
Total California		137,692,963
New York - 0.3%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	40,000,000	41,808,800
New York Power Authority Revenue Bonds
2.82% due 11/15/39	16,500,000	17,672,820
4.00% due 11/15/45	11,460,000	13,633,962

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.5% (continued)
New York - 0.3% (continued)
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/49	650,000	$821,860
Total New York		73,937,442
Texas - 0.2%
Dallas/Fort Worth International Airport Revenue Bonds
3.09% due 11/01/40	13,800,000	14,475,786
2.92% due 11/01/50	1,300,000	1,335,906
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	10,500,000	11,066,265
Denton County Housing Finance Corp. Revenue Bonds
2.15% due 11/01/38	7,200,000	7,496,568
Wylie Independent School District General Obligation Unlimited
due 08/15/46[15]	8,885,000	3,531,610
due 08/15/43[15]	3,555,000	1,612,975
due 08/15/25[15]	1,560,000	668,388
North Texas Tollway Authority Revenue Bonds
3.03% due 01/01/40	5,000,000	5,156,050
Central Texas Turnpike System Revenue Bonds
3.03% due 08/15/41	3,150,000	3,173,877
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[15]	2,850,000	1,045,922
due 11/15/41[15]	1,500,000	679,890
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
3.34% due 11/15/37	1,500,000	1,604,430
Grand Parkway Transportation Corp. Revenue Bonds
3.31% due 10/01/49	1,000,000	1,040,990
Total Texas		52,888,657
Ohio - 0.1%
Northeast Ohio Regional Sewer District Revenue Bonds
3.30% due 11/15/49	10,750,000	11,552,595
Ohio Turnpike & Infrastructure Commission Revenue Bonds
3.20% due 02/15/48	5,200,000	5,350,696
Dayton-Montgomery County Port Authority Revenue Bonds
1.84% due 09/01/38	4,600,000	4,627,186
County of Franklin Ohio Revenue Bonds
2.88% due 11/01/50	4,000,000	4,123,960
Total Ohio		25,654,437
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,850,000	6,957,405
6.63% due 02/01/35	1,820,000	2,277,020
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	5,964,435
Total Illinois		15,198,860
Mississippi - 0.1%
Medical Center Educational Building Corp. Revenue Bonds
2.92% due 06/01/41	11,800,000	11,960,952
Alabama - 0.1%
Auburn University Revenue Bonds
2.68% due 06/01/50	6,500,000	6,533,020
2.53% due 06/01/40	4,100,000	4,197,621
Total Alabama		10,730,641
Colorado - 0.0%
University of Colorado Revenue Bonds
2.81% due 06/01/48	6,850,000	7,028,922
2.61% due 06/01/42	1,000,000	1,017,610
Total Colorado		8,046,532
Oregon - 0.0%
Washington & Multnomah Counties School District No. 48J Beaverton General Obligation Unlimited
due 06/15/33[15]	3,850,000	2,775,504
Salem-Keizer School District No. 24J General Obligation Unlimited
due 06/15/40[15]	4,000,000	2,571,080
Total Oregon		5,346,584
North Carolina - 0.0%
Inlivian Revenue Bonds
3.02% due 01/01/38	4,125,000	4,317,968
Washington - 0.0%
Central Washington University Revenue Bonds
6.95% due 05/01/40	1,750,000	2,592,135
Klickitat County Public Utility District No. 1 Revenue Bonds
5.25% due 12/01/21	15,000	15,499
Total Washington		2,607,634
Arizona - 0.0%
Northern Arizona University Revenue Bonds
3.09% due 08/01/39	2,350,000	2,456,502

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.5% (continued)
Florida - 0.0%
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[15]	4,100,000	$2,221,134
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[15]	995,000	611,288
due 01/01/37[15]	570,000	396,235
Armstrong School District General Obligation Limited
6.88% due 03/15/21	25,000	25,320
Total Pennsylvania		1,032,843
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
4.65% due 08/15/30	450,000	533,061
Idaho - 0.0%
Boise State University Revenue Bonds
3.06% due 04/01/40	250,000	257,500
Virginia - 0.0%
Montgomery County Economic Development Authority Revenue Bonds
4.66% due 06/01/21	25,000	25,444
Minnesota - 0.0%
Dakota & Washington Counties Housing & Redevelopment Authority/City of Bloomington Minnesota Revenue Bonds
8.38% due 09/01/21	5,000	5,203
Total Municipal Bonds
(Cost $325,367,690)		354,914,357

FOREIGN GOVERNMENT DEBT†† - 0.0%
Bermuda Government International Bond
3.38% due 08/20/50	8,400,000	9,051,000
Total Foreign Government Debt
(Cost $8,376,563)		9,051,000

SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
CTL Logistics
2.65% due 06/10/42	2,581,464	2,581,464
Total Senior Fixed Rate Interests
(Cost $2,581,464)		2,581,464

	Notional Value
OTC OPTIONS PURCHASED†† - 0.3%
Call options on:
Bank of America Merrill Lynch 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	7,677,500,000	38,694,600
Morgan Stanley Capital Services LLC 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	3,979,800,000	20,058,192
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	3,552,900,000	12,506,208
Goldman Sachs International 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.40	893,700,000	4,504,248
Bank of America Merrill Lynch 2Y-10 CMS CAP Expiring July 2022 with strike price of $0.61	630,100,000	2,217,952
		77,981,200
Total OTC Options Purchased
(Cost $37,284,966)		77,981,200
Total Investments - 103.4%
(Cost $23,334,364,226)		$24,856,886,836
Other Assets & Liabilities, net - (3.4)%		(806,111,852)
Total Net Assets - 100.0%		$24,050,774,984

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	ICE	CDX.NA.HY.35.V1	5.00%	Quarterly	12/20/25	$121,840,000	$11,364,122	$4,909,497	$6,454,625

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.99%	Quarterly	08/20/50	$127,000,000	$13,419,344	$2,491	$13,416,853
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.65%	Quarterly	08/13/30	463,000,000	10,960,200	3,848	10,956,352
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.99%	Quarterly	08/25/50	100,000,000	10,744,067	2,026	10,742,041
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.53%	Quarterly	08/06/30	243,000,000	8,521,353	2,152	8,519,201
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.47%	Annually	03/09/25	498,005,000	5,910,687	2,002	5,908,685
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.45%	Quarterly	07/13/27	300,000,000	3,179,820	1,956	3,177,864
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.37%	Annually	12/04/21	175,200,000	2,143,334	340	2,142,994
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.27%	Annually	02/07/23	82,400,000	2,099,482	354	2,099,128
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	1.34%	Annually	11/27/21	164,500,000	1,935,246	321	1,934,925
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.59%	Annually	03/07/22	150,000,000	930,833	396	930,437
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.76%	Annually	01/05/31	650,000,000	5,493	5,500	(7)
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.22%	Quarterly	07/13/23	500,000,000	(110,885)	1,303	(112,188)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.52%	Annually	10/02/30	132,900,000	(3,189,092)	1,329	(3,190,421)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.68%	Annually	12/02/30	400,000,000	(4,115,604)	3,470	(4,119,074)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.56%	Annually	10/07/30	$226,000,000	(4,234,159)	2,058	(4,236,217)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.55%	Annually	10/16/30	350,000,000	(7,491,757)	3,034	(7,494,791)
BofA Securities, Inc.	CME	Pay	Federal Funds Rate	0.51%	Annually	09/02/30	400,000,000	(8,173,232)	3,384	(8,176,616)
								$32,535,130	$35,964	$32,499,166

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Citibank N.A., New York	436,650,000	BRL	07/01/21	$103,795,927	$83,784,997	$20,010,930
Goldman Sachs International	149,210,000	BRL	07/01/21	34,956,074	28,630,618	6,325,456
JPMorgan Chase Bank, N.A.	67,200,000	BRL	07/01/21	15,963,891	12,894,427	3,069,464
Bank of America, N.A.	17,346,669,000	JPY	08/02/21	171,181,418	168,459,487	2,721,931
Morgan Stanley Capital Services LLC	8,674,335,000	JPY	08/02/21	85,134,312	84,239,460	894,852
JPMorgan Chase Bank, N.A.	10,005,000,000	JPY	07/01/21	97,867,554	97,113,903	753,651
Goldman Sachs International	4,532,865,300	JPY	12/20/21	44,786,734	44,117,059	669,675
Citibank N.A., New York	8,674,335,000	JPY	05/06/21	84,594,646	84,135,828	458,818
Barclays Bank plc	3,469,734,000	JPY	06/01/21	33,963,723	33,665,833	297,890
Barclays Bank plc	18,730,000	EUR	01/15/21	22,931,007	22,891,968	39,039
Morgan Stanley Capital Services LLC	49,132,000	EUR	03/30/21	60,159,186	60,151,758	7,428
Bank of America, N.A.	8,669,000	JPY	02/01/21	84,687	83,987	700
Goldman Sachs International	2,265,300	JPY	06/21/21	22,154	21,985	169
Morgan Stanley Capital Services LLC	4,335,000	JPY	02/01/21	42,095	41,998	97
JPMorgan Chase Bank, N.A.	5,000,000	JPY	01/04/21	48,459	48,423	36
Citibank N.A., New York	10,820	ILS	02/01/21	3,068	3,373	(305)
Goldman Sachs International	356,625	ILS	11/30/21	106,446	111,978	(5,532)
Morgan Stanley Capital Services LLC	2,980,000	EUR	01/15/21	3,634,144	3,642,182	(8,038)
Goldman Sachs International	499,481	ILS	07/30/21	148,223	156,310	(8,087)
Citibank N.A., New York	2,335,000	EUR	01/15/21	2,831,473	2,853,857	(22,384)
JPMorgan Chase Bank, N.A.	3,185,000	EUR	01/15/21	3,869,247	3,892,735	(23,488)
Bank of America, N.A.	3,949,000	ILS	02/01/21	1,153,835	1,231,096	(77,261)
Bank of America, N.A.	5,248,000	GBP	01/15/21	6,969,632	7,177,573	(207,941)
Goldman Sachs International	28,886,625	ILS	11/30/22	8,761,487	9,126,595	(365,108)
Bank of America, N.A.	33,128,000	ILS	04/30/21	9,634,434	10,348,908	(714,474)
Goldman Sachs International	93,465,000	EUR	01/15/21	113,456,509	114,233,733	(777,224)
Goldman Sachs International	67,282,219	ILS	08/01/22	20,296,296	21,216,381	(920,085)
Bank of America, N.A.	75,749,000	ILS	01/31/22	22,457,457	23,816,605	(1,359,148)
Citibank N.A., New York	75,123,800	ILS	04/30/21	21,943,566	23,468,041	(1,524,475)
Goldman Sachs International	112,111,771	ILS	02/01/21	32,654,345	34,950,705	(2,296,360)
Goldman Sachs International	164,231,850	ILS	01/31/22	48,573,459	51,636,920	(3,063,461)
Goldman Sachs International	108,769,700	EUR	07/30/21	126,349,602	133,535,464	(7,185,862)
JPMorgan Chase Bank, N.A.	107,510,325	EUR	07/30/21	124,085,191	131,989,342	(7,904,151)
Goldman Sachs International	427,522,900	ILS	04/30/21	125,180,154	133,554,547	(8,374,393)
						$412,359

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	216,280,025	EUR	07/30/21	$248,181,329	$265,524,807	$17,343,478
Goldman Sachs International	239,980,850	ILS	01/31/22	65,373,467	75,453,524	10,080,057
Goldman Sachs International	267,887,350	ILS	04/30/21	74,716,168	83,685,748	8,969,580
JPMorgan Chase Bank, N.A.	267,887,350	ILS	04/30/21	75,482,488	83,685,748	8,203,260
JPMorgan Chase Bank, N.A.	26,021,004,000	JPY	08/02/21	246,341,039	252,698,947	6,357,908
Goldman Sachs International	116,071,591	ILS	02/01/21	32,426,110	36,185,174	3,759,064
Goldman Sachs International	67,282,219	ILS	08/01/22	18,074,472	21,216,381	3,141,909
Goldman Sachs International	8,674,335,000	JPY	05/06/21	81,311,727	84,135,828	2,824,101
Goldman Sachs International	28,886,625	ILS	11/30/22	7,727,829	9,126,595	1,398,766
JPMorgan Chase Bank, N.A.	3,469,734,000	JPY	06/01/21	32,564,373	33,665,833	1,101,460
Barclays Bank plc	4,532,865,300	JPY	12/20/21	43,207,181	44,117,059	909,878
Citibank N.A., New York	434,285,000	BRL	07/01/21	83,284,769	83,331,197	46,428
Goldman Sachs International	499,481	ILS	07/30/21	134,017	156,310	22,293
Goldman Sachs International	356,625	ILS	11/30/21	95,100	111,978	16,878
JPMorgan Chase Bank, N.A.	13,004,000	JPY	02/01/21	122,506	125,985	3,479
Barclays Bank plc	58,000	GBP	01/15/21	78,664	79,325	661
Barclays Bank plc	2,265,300	JPY	06/21/21	21,468	21,985	517
JPMorgan Chase Bank, N.A.	5,000,000	JPY	01/04/21	48,546	48,423	(123)
JPMorgan Chase Bank, N.A.	218,775,000	BRL	07/01/21	42,398,256	41,978,845	(419,411)
JPMorgan Chase Bank, N.A.	10,005,000,000	JPY	07/01/21	97,690,768	97,113,903	(576,865)
						$63,183,318

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Perpetual maturity.
[3]	Rate indicated is the 7-day yield as of December 31, 2020.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $8,756,552,523 (cost $8,471,327,556), or 36.4% of total net assets.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $392,150,292 (cost $387,153,754), or 1.6% of total net assets — See Note 6.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is in default of interest and/or principal obligations.
[10]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2020. See table below for additional step information for each security.
[11]	Security is an interest-only strip.
[12]	Security is a principal-only strip.
[13]	Payment-in-kind security.
[14]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At December 31, 2020, the total market value of segregated or earmarked security was $1,176,422,072 — See Note 2.
[15]	Zero coupon rate security.

BofA — Bank of America

BRL — Brazilian Real

CDX.NA.HY.35.V1 — Credit Default Swap North American High Yield Series 35 Index Version 1

CME — Chicago Mercantile Exchange

CMS — Constant Maturity Swap

CMT — Constant Maturity Treasury

EURIBOR — European Interbank Offered Rate

EUR — Euro

GBP — British Pound

ICE — Intercontinental Exchange

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SARL — Société à Responsabilité Limitée

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$256,395,308	$—	$3,540	$256,398,848
Preferred Stocks	—	275,306,020	4,625	275,310,645
Warrants	9,866,101	—	—	9,866,101
Exchange-Traded Funds	1,157,258,667	—	—	1,157,258,667
Mutual Funds	68,090,102	—	—	68,090,102
Closed-End Funds	15,688,210	—	—	15,688,210
Money Market Fund	203,647,857	—	—	203,647,857
Corporate Bonds	—	11,035,124,665	364,867,844	11,399,992,509
Asset-Backed Securities	—	3,814,916,765	524,914,701	4,339,831,466
Collateralized Mortgage Obligations	—	3,504,275,978	4,943,044	3,509,219,022
Senior Floating Rate Interests	—	1,371,251,856	89,997,884	1,461,249,740
U.S. Government Securities	—	1,033,783,817	—	1,033,783,817
Federal Agency Bonds	—	682,021,831	—	682,021,831
Municipal Bonds	—	354,914,357	—	354,914,357
Foreign Government Debt	—	9,051,000	—	9,051,000
Senior Fixed Rate Interests	—	2,581,464	—	2,581,464
Options Purchased	—	77,981,200	—	77,981,200
Credit Default Swap Agreements**	—	6,454,625	—	6,454,625
Interest Rate Swap Agreements**	—	59,828,480	—	59,828,480
Forward Foreign Currency Exchange Contracts**	—	99,429,853	—	99,429,853
Total Assets	$1,710,946,245	$22,326,921,911	$984,731,638	$25,022,599,794

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$27,329,314	$—	$27,329,314
Forward Foreign Currency Exchange Contracts**	—	35,834,176	—	35,834,176
Unfunded Loan Commitments (Note 5)	—	—	1,075,929	1,075,929
Total Liabilities	$—	$63,163,490	$1,075,929	$64,239,419

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $666,887,419 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$320,110,658	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	150,754,043	Yield Analysis	Yield	2.0%-3.2%	2.3%
Asset-Backed Securities	54,050,000	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	4,942,883	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	161	Model Price	Purchase Price	—	—
Common Stocks	3,540	Enterprise Value	Valuation Multiple	3.5x-19.2x	18.3x
Corporate Bonds	356,145,444	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Corporate Bonds	8,722,400	Model Price	Purchase Price	—	—
Preferred Stocks	4,625	Yield Analysis	Yield	18.2%
Senior Floating Rate Interests	89,950,779	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	47,105	Enterprise Value	Valuation Multiple	19.2x	19.2x
Total Assets	$984,731,638
Liabilities:
Unfunded Loan Commitments	$1,075,929	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, or valuation multiples would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2020, the Fund had assets with a total value of $260,951,377 transfer into Level 3 from Level 2 due to a lack of observable inputs and had assets with a total value of $11,660,251 transfer out of Level 3 into Level 2 due to changes in the securities valuation methods based on the availability of observable market inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2020:

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$466,869,292	$167,618,207	$244,694,520	$424,325	$3,870	$4,598	$879,614,812	$(2,340,507)
Purchases/(Receipts)	41,050,000	175	115,305,045	31,386,335	-	-	187,741,555	(173,524)
(Sales, maturities and paydowns)/Fundings	(176,907,766)	(161,294,595)	(53,771)	(292,596)	-	-	(338,548,728)	1,109,257
Amortization of premiums/discounts	134	(1,116)	(18,395)	7,225	-	-	(12,152)	-
Total realized gains (losses) included in earnings	(133)	(1,233)	-	-	-	-	(1,366)	-
Total change in unrealized appreciation (depreciation) included in earnings	3,027,212	(1,378,394)	4,758,562	239,314	(330)	27	6,646,391	328,845
Transfers into Level 3	198,995,696	-	3,722,400	58,233,281	-	-	260,951,377	-
Transfers out of Level 3	(8,119,734)	-	(3,540,517)	-	-	-	(11,660,251)	-
Ending Balance	$524,914,701	$4,943,044	$364,867,844	$89,997,884	$3,540	$4,625	984,731,638	$(1,075,929)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2020	$3,007,272	$72,819	$4,844,021	$239,314	$(330)	$27	8,163,123	$330,680

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
CSMC Trust 2020-NQM1, 1.72% due 05/25/65	2.72%	09/26/24	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2020, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126820000133/gug81042-ncsr.htm.

Transactions during the period ended December 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 09/30/20	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/20	Shares 12/31/20	Investment Income
Common Stock
BP Holdco LLC*	$188	$–	$–	$–	$–	$188	532	$–
Mutual Funds
Guggenheim Strategy Fund II	26,762,744	158,869	–	–	(10,719)	26,910,894	1,078,161	156,255
Guggenheim Strategy Fund III	14,458,530	73,586	–	–	17,340	14,549,456	579,660	71,913
Guggenheim Ultra Short Duration Fund — Institutional Class	26,551,766	77,904	–	–	82	26,629,752	2,668,312	76,494
	$67,773,228	$310,359	$–	$–	$6,703	$68,090,290		$304,662

*	Non-income producing security.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares		Value
EXCHANGE-TRADED FUNDS† - 6.8%
iShares Core U.S. Aggregate Bond ETF	243,050		$28,726,079
iShares iBoxx $ Investment Grade Corporate Bond ETF	141,090		19,488,762
iShares iBoxx High Yield Corporate Bond ETF	68,700		5,997,510
Total Exchange-Traded Funds
(Cost $53,560,743)			54,212,351

MONEY MARKET FUND† - 8.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	67,822,297		67,822,297
Total Money Market Fund
(Cost $67,822,297)			67,822,297

	Face Amount~
FOREIGN GOVERNMENT DEBT†† - 28.7%
Government of Japan
(0.13)% due 01/06/21[10]	JPY	3,723,450,000	36,060,569
(0.16)% due 02/01/21[10]	JPY	2,085,000,000	20,194,313
(0.16)% due 01/12/21[10]	JPY	322,550,000	3,123,860
Government of United Kingdom
(0.20)% due 01/11/21[10]	GBP	20,000,000	27,351,265
(0.10)% due 01/29/21[10]	GBP	5,230,000	7,152,427
Kingdom of Sweden
(0.26)% due 03/17/21[10]	SEK	160,900,000	19,570,153
(0.22)% due 01/20/21[10]	SEK	32,950,000	4,006,514
Republic of France
(0.77)% due 01/06/21[10]	EUR	18,940,000	23,142,718
Kingdom of Spain
(0.58)% due 01/15/21[10]	EUR	16,040,000	19,604,502
Republic of Portugal
(0.56)% due 01/15/21[10]	EUR	15,690,000	19,175,364
Province of Quebec
0.13% due 01/08/21[10]	CAD	8,142,000	6,400,715
0.15% due 01/22/21[10]	CAD	7,760,000	6,100,045
Province of Newfoundland
0.12% due 01/14/21[10]	CAD	11,000,000	8,647,317
0.16% due 01/04/21[10]	CAD	2,600,000	2,043,972
0.15% due 01/28/21[10]	CAD	600,000	471,625
Province of Nova Scotia
0.12% due 01/14/21[10]	CAD	9,935,000	7,810,099
Federative Republic of Brazil
due 04/01/21[2]	BRL	29,700,000	5,695,287
Province of New Brunswick
0.15% due 01/07/21[10]	CAD	5,003,000	3,933,075
Province of Manitoba Canada
0.15% due 01/27/21[10]	CAD	2,600,000	2,043,768
0.14% due 01/06/21[10]	CAD	700,000	550,300
0.15% due 01/20/21[10]	CAD	625,000	491,310
Abu Dhabi Government International Bond
0.75% due 09/02/23	2,200,000		2,205,500
Province of Ontario
0.13% due 01/20/21[10]	CAD	1,550,000	1,218,449
0.13% due 01/27/21[10]	CAD	660,000	518,803
0.13% due 01/06/21[10]	CAD	580,000	455,963
United Mexican States
4.28% due 01/07/21[10]	MXN	12,800,000	643,165
Total Foreign Government Debt
(Cost $224,461,451)			228,611,078

ASSET-BACKED SECURITIES†† - 24.5%
Collateralized Loan Obligations - 18.3%
Shackleton CLO Ltd.
2017-8A, 1.14% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[3,4]	10,815,444		10,794,903
2018-6RA, 1.24% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[3,4]	5,136,617		5,122,030
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.00% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[3,4]	6,660,218		6,614,099
2018-4A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 01/15/31[3,4]	4,927,378		4,878,410
BXMT Ltd.
2020-FL2, 1.05% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 02/16/37[3,4]	5,000,000		4,975,094
2020-FL3, 1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[3,4]	2,500,000		2,503,460
2020-FL2, 1.30% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[3,4]	1,000,000		986,211
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,4]	8,160,118		8,122,112
Dryden 33 Senior Loan Fund
2020-33A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[3,4]	8,000,000		8,000,000
CIFC Funding 2015-III Ltd.
2018-3A, 1.09% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 04/19/29[3,4]	6,475,000		6,439,650
Wellfleet CLO Ltd.
2019-1A, 1.36% (3 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 04/20/29[3,4]	3,978,984		3,962,367

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.5% (continued)
Collateralized Loan Obligations - 18.3% (continued)
2020-2A, 1.28% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[3,4]	2,000,000	$1,988,181
GPMT Ltd.
2019-FL2, 1.45% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3,4]	5,250,000	5,218,862
2018-FL1, 1.05% (1 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 11/21/35[3,4]	170,831	169,766
Westcott Park CLO Ltd.
2019-1A, 1.43% (3 Month USD LIBOR + 1.21%, Rate Floor: 0.00%) due 07/20/28[3,4]	5,000,000	5,000,996
Crown Point CLO III Ltd.
2017-3A, 1.15% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[3,4]	4,469,378	4,458,700
Marathon CLO V Ltd.
2017-5A, 1.08% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,4]	3,991,985	3,966,644
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[3,4]	3,500,000	3,471,666
LoanCore Issuer Ltd.
2019-CRE2, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36[3,4]	1,300,000	1,294,973
2018-CRE1, 1.29% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[3,4]	1,094,646	1,093,564
2018-CRE1, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[3,4]	1,000,000	997,620
TICP CLO VII Ltd.
2020-7A, 0.79% (3 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 04/15/33[3,4]	3,375,000	3,355,669
OZLM XII Ltd.
2018-12A, 1.26% (3 Month USD LIBOR + 1.05%, Rate Floor: 0.00%) due 04/30/27[3,4]	3,056,312	3,051,237
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,4]	3,022,339	3,004,787
Cerberus Loan Funding XXX, LP
2020-3A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[3,4]	3,000,000	3,000,000
Woodmont Trust
2020-7A, 2.13% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 01/15/32[3,4]	2,750,000	2,750,000
Venture XIV CLO Ltd.
2020-14A, 1.25% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[3,4]	2,500,000	2,483,517
Greywolf CLO III Ltd.
2020-3RA, 0.72% (3 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 04/15/33[3,4]	2,333,333	2,318,792
ABPCI Direct Lending Fund IX LLC
2020-9A, 2.19% (3 Month USD LIBOR + 1.95%, Rate Floor: 1.95%) due 11/18/31[3,4]	2,000,000	2,003,683
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[3,4]	2,000,000	2,000,601
Parliament Funding II Ltd.
2020-1A, 2.76% (3 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 08/12/30[3,4]	2,000,000	1,999,967
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[3,4]	2,000,000	1,996,046
California Street CLO IX, LP
2019-9A, 0.93% (3 Month USD LIBOR + 0.70%, Rate Floor: 0.00%) due 07/16/32[3,4]	2,000,000	1,988,560
Wind River CLO Ltd.
2017-2A, 1.11% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,4]	1,863,392	1,855,854

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.5% (continued)
Collateralized Loan Obligations - 18.3% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	1,800,000	$1,779,119
Palmer Square Loan Funding Ltd.
2018-4A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,4]	1,071,982	1,070,968
2019-3A, 1.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,4]	707,010	706,171
610 Funding CLO 3 Ltd.
2018-3A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[3,4]	1,712,540	1,710,604
Mountain View CLO Ltd.
2018-1A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,4]	1,670,947	1,665,007
Newfleet CLO Ltd.
2018-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[3,4]	1,663,535	1,655,001
Allegro CLO IX Ltd.
2018-3A, 1.40% (3 Month USD LIBOR + 1.17%, Rate Floor: 1.17%) due 10/16/31[3,4]	1,500,000	1,489,066
Hunt CRE Ltd.
2018-FL2, 1.24% (1 Month USD LIBOR + 1.08%, Rate Floor: 1.08%) due 08/15/28[3,4]	1,500,000	1,484,960
BSPRT Issuer Ltd.
2018-FL4, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[3,4]	999,597	987,909
2018-FL3, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,4]	423,122	420,423
Grand Avenue CRE Ltd.
2020-FL2, 2.61% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[3,4]	1,249,880	1,260,902
Neuberger Berman CLO XX Ltd.
2017-20A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 01/15/28[3,4]	1,248,778	1,245,265
KVK CLO Ltd.
2017-1A, 1.13% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 01/14/28[3,4]	1,194,892	1,189,680
Voya CLO Ltd.
2019-2A, 0.87% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/20/32[3,4]	1,125,000	1,114,276
BlueMountain CLO XXV Ltd.
2019-25A, 0.89% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 07/15/32[3,4]	1,093,750	1,089,993
KREF Ltd.
2018-FL1, 1.25% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 06/15/36[3,4]	1,000,000	995,050
Neuberger Berman CLO XVI-S Ltd.
2018-16SA, 1.09% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/15/28[3,4]	865,223	863,429
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,4]	756,519	755,782
TICP CLO I Ltd.
2018-1A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[3,4]	746,150	745,139
Mountain Hawk II CLO Ltd.
2018-2A, 1.82% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[3,4]	539,533	539,275
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.77% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	382,000	380,530

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 24.5% (continued)
Collateralized Loan Obligations - 18.3% (continued)
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[3,4]	350,000	$348,816
Venture XVI CLO Ltd.
2018-16A, 1.09% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 01/15/28[3,4]	314,198	311,822
THL Credit Wind River CLO Ltd.
2019-1A, 1.12% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[3,4]	102,949	102,928
Seneca Park CLO Limited
2017-1A, 1.34% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[3,4]	96,682	96,653
Babson CLO Limited
2017-IA, 1.37% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[3,4]	16,627	16,626
Total Collateralized Loan Obligations		145,893,415
Financial - 3.4%
Station Place Securitization Trust
2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,4,5	8,100,000	8,100,000
2020-9, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 02/15/21†††,4,5	2,000,000	2,000,000
2020-12, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 06/09/21†††,3,4	1,000,000	1,000,000
Station Place Securitization Trust Series
2020-16, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21[3,4]	6,700,000	6,700,000
2020-17, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/24/21[3,4]	3,800,000	3,800,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.77% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,3,4	5,250,000	5,250,000
Total Financial		26,850,000
Infrastructure - 1.1%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[3]	4,050,000	4,242,918
SBA Tower Trust
2.33% due 01/15/28[3]	4,000,000	4,031,670
Total Infrastructure		8,274,588
Net Lease - 0.9%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[3]	6,740,191	6,793,945
Transport-Container - 0.4%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[3]	2,329,167	2,329,196
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	868,576	893,439
Total Transport-Container		3,222,635
Collateralized Debt Obligations - 0.2%
Anchorage Credit Funding 3 Ltd.
2021-3A, 2.87% due 01/28/39[3]	1,750,000	1,751,894
Transport-Aircraft - 0.1%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	897,389	696,058
Raspro Trust
2005-1A, 1.14% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[3,4]	405,814	395,274
Total Transport-Aircraft		1,091,332
Whole Business - 0.1%
Taco Bell Funding LLC
2018-1A, 4.32% due 11/25/48[3]	784,000	795,204
DB Master Finance LLC
2019-1A, 3.79% due 05/20/49[3]	281,438	288,400
Total Whole Business		1,083,604
Total Asset-Backed Securities
(Cost $194,524,663)		194,961,413

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 14.1%
Financial - 5.0%
Sompo International Holdings Ltd.
4.70% due 10/15/22	5,120,000	$5,471,813
Barclays Bank plc
1.70% due 05/12/22	4,600,000	4,681,352
Citizens Bank North America/Providence RI
1.04% (3 Month USD LIBOR + 0.81%) due 05/26/22[4]	4,215,000	4,248,845
Wells Fargo & Co.
1.14% (3 Month USD LIBOR + 0.93%) due 02/11/22[4]	2,800,000	2,802,377
4.13% due 08/15/23	800,000	873,861
Intercontinental Exchange, Inc.
0.87% (3 Month USD LIBOR + 0.65%) due 06/15/23[4]	1,600,000	1,604,181
2.35% due 09/15/22	1,000,000	1,031,766
Svenska Handelsbanken AB
0.68% (3 Month USD LIBOR + 0.47%) due 05/24/21[4]	2,250,000	2,254,002
American Express Co.
0.75% (3 Month USD LIBOR + 0.53%) due 05/17/21[4]	2,150,000	2,153,225
Mitsubishi UFJ Financial Group, Inc.
1.01% (3 Month USD LIBOR + 0.79%) due 07/25/22[4]	950,000	957,732
2.11% (3 Month USD LIBOR + 1.88%) due 03/01/21[4]	672,000	673,858
1.28% (3 Month USD LIBOR + 1.06%) due 09/13/21[4]	339,000	341,248
Synchrony Bank
3.65% due 05/24/21	1,720,000	1,737,054
UBS Group AG
2.00% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[3,4]	1,400,000	1,406,491
Standard Chartered plc
1.32% due 10/14/23[3,6]	1,350,000	1,363,500
Sumitomo Mitsui Financial Group, Inc.
1.91% (3 Month USD LIBOR + 1.68%) due 03/09/21[4]	1,350,000	1,353,801
Aviation Capital Group LLC
2.88% due 01/20/22[3]	1,200,000	1,215,084
Willis Towers Watson plc
5.75% due 03/15/21	1,200,000	1,212,084
Goldman Sachs Group, Inc.
1.98% (3 Month USD LIBOR + 1.77%) due 02/25/21[4]	1,050,000	1,052,537
Santander UK plc
0.85% (3 Month USD LIBOR + 0.62%) due 06/01/21[4]	980,000	982,242
Nordea Bank Abp
1.16% (3 Month USD LIBOR + 0.94%) due 08/30/23[3,4]	550,000	554,689
Markel Corp.
3.63% due 03/30/23	450,000	478,628
Apollo Management Holdings, LP
4.00% due 05/30/24[3]	350,000	387,570
Swedbank AB
2.65% due 03/10/21[3]	300,000	301,258
Australia & New Zealand Banking Group Ltd.
1.22% (3 Month USD LIBOR + 0.99%) due 06/01/21[3,4]	300,000	301,134
Citigroup, Inc.
1.60% (3 Month USD LIBOR + 1.38%) due 03/30/21[4]	250,000	250,793
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	202,757
Assurant, Inc.
1.50% (3 Month USD LIBOR + 1.25%) due 03/26/21[4]	194,000	194,003
Total Financial		40,087,885
Consumer, Non-cyclical - 2.4%
Sysco Corp.
5.65% due 04/01/25	3,350,000	3,983,155
General Mills, Inc.
0.77% (3 Month USD LIBOR + 0.54%) due 04/16/21[4]	2,450,000	2,453,506
1.23% (3 Month USD LIBOR + 1.01%) due 10/17/23[4]	200,000	203,257
Bayer US Finance II LLC
0.88% (3 Month USD LIBOR + 0.63%) due 06/25/21[3,4]	1,700,000	1,703,452
Molina Healthcare, Inc.
5.38% due 11/15/22	1,550,000	1,641,062
Zimmer Biomet Holdings, Inc.
0.99% (3 Month USD LIBOR + 0.75%) due 03/19/21[4]	1,400,000	1,400,000

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 14.1% (continued)
Consumer, Non-cyclical - 2.4% (continued)
AbbVie, Inc.
0.56% (3 Month USD LIBOR + 0.35%) due 05/21/21[4]	1,300,000	$1,301,255
Global Payments, Inc.
3.80% due 04/01/21	1,200,000	1,206,605
Altria Group, Inc.
4.75% due 05/05/21	1,154,000	1,170,630
CVS Health Corp.
0.95% (3 Month USD LIBOR + 0.72%) due 03/09/21[4]	1,050,000	1,051,216
WEX, Inc.
4.75% due 02/01/23[3]	850,000	851,062
Bunge Limited Finance Corp.
3.00% due 09/25/22	800,000	830,545
Spectrum Brands, Inc.
5.75% due 07/15/25	700,000	722,820
Keurig Dr Pepper, Inc.
3.55% due 05/25/21	500,000	506,236
Acadia Healthcare Company, Inc.
5.63% due 02/15/23	140,000	140,350
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[3]	75,000	75,188
Total Consumer, Non-cyclical		19,240,339
Industrial - 2.1%
Boeing Co.
1.95% due 02/01/24	6,000,000	6,179,271
Ryder System, Inc.
3.75% due 06/09/23	2,650,000	2,852,244
CNH Industrial Capital LLC
1.95% due 07/02/23	2,480,000	2,553,025
Siemens Financieringsmaatschappij N.V.
0.83% (3 Month USD LIBOR + 0.61%) due 03/16/22[3,4]	1,870,000	1,881,314
Penske Truck Leasing Company LP / PTL Finance Corp.
3.65% due 07/29/21[3]	1,294,000	1,313,971
2.70% due 11/01/24[3]	500,000	535,662
Tyco Electronics Group S.A.
4.88% due 01/15/21	1,200,000	1,201,549
Northrop Grumman Corp.
3.50% due 03/15/21	250,000	251,547
Total Industrial		16,768,583
Communications - 1.4%
ViacomCBS, Inc.
4.25% due 09/01/23	2,200,000	2,395,095
4.75% due 05/15/25	940,000	1,091,324
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[3]	1,972,500	1,991,041
Netflix, Inc.
5.50% due 02/15/22	1,350,000	1,412,438
Level 3 Financing, Inc.
5.38% due 01/15/24	1,250,000	1,259,750
Telefonica Emisiones S.A.
5.46% due 02/16/21	1,125,000	1,131,301
Videotron Ltd.
5.00% due 07/15/22	900,000	946,134
Sirius XM Radio, Inc.
3.88% due 08/01/22[3]	600,000	609,000
Total Communications		10,836,083
Energy - 1.1%
Phillips 66
0.90% due 02/15/24	3,400,000	3,408,235
0.83% (3 Month USD LIBOR + 0.60%) due 02/26/21[4]	350,000	350,040
Valero Energy Corp.
1.20% due 03/15/24	3,000,000	3,027,612
Halliburton Co.
3.25% due 11/15/21	1,130,000	1,149,373
Marathon Petroleum Corp.
5.13% due 03/01/21	310,000	312,193
Total Energy		8,247,453
Utilities - 0.9%
Alexander Funding Trust
1.84% due 11/15/23[3]	3,150,000	3,185,855
PPL WEM Limited / Western Power Distribution plc
5.38% due 05/01/21[3]	2,596,000	2,605,354
Puget Energy, Inc.
6.00% due 09/01/21	1,300,000	1,345,365
Eversource Energy
2.50% due 03/15/21	250,000	250,601
Total Utilities		7,387,175
Technology - 0.7%
Microchip Technology, Inc.
2.67% due 09/01/23[3]	2,570,000	2,687,870
0.97% due 02/15/24[3]	500,000	501,224
Infor, Inc.
1.45% due 07/15/23[3]	2,600,000	2,642,010
Total Technology		5,831,104
Basic Materials - 0.4%
Carpenter Technology Corp.
4.45% due 03/01/23	1,350,000	1,413,745
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	1,300,000	1,402,591
Total Basic Materials		2,816,336
Consumer, Cyclical - 0.1%
Marriott International, Inc.
0.88% (3 Month USD LIBOR + 0.65%) due 03/08/21[4]	700,000	700,266
Total Corporate Bonds
(Cost $110,420,359)		111,915,224

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.1%
Residential Mortgage Backed Securities - 10.6%
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[3,7]	5,081,010	$5,088,098
2020-1, 2.42% due 01/25/60[3,7]	2,607,946	2,656,531
2019-4, 2.64% due 11/25/59[3,7]	1,595,977	1,632,980
2019-4, 2.85% due 11/25/59[3,7]	1,188,131	1,215,022
CSMC Trust
2020-NQM1, 1.21% due 05/25/65[3,7]	4,539,174	4,553,025
2020-RPL5, 3.02% due 08/25/60[3]	3,185,758	3,194,831
SPS Servicer Advance Receivables Trust II
2020-T1, 1.28% due 11/15/52[3]	7,000,000	7,023,660
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[3]	4,150,000	4,167,533
2020-T3, 1.32% due 10/15/52[3]	2,750,000	2,756,832
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[3]	5,150,000	5,160,871
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[3]	4,000,000	4,001,083
CSMC Series
2014-2R, 0.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,4]	2,227,287	2,182,797
2014-7R, 0.30% (WAC) due 10/27/36[3,4]	1,588,177	1,567,971
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59[3,4]	2,057,416	2,196,219
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	1,384,431	1,451,390
FKRT
2020-C2A, 3.25% due 12/30/23[5]	3,070,000	3,072,046
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[3,4]	1,088,161	1,139,026
2017-6, 2.75% (WAC) due 10/25/57[3,4]	961,385	989,827
2017-5, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,4]	503,454	501,841
Ellington Financial Mortgage Trust
2020-2, 1.49% (WAC) due 10/25/65[3,4]	1,635,964	1,637,358
2020-2, 1.64% (WAC) due 10/25/65[3,4]	942,376	943,168
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[3,4]	2,466,331	2,477,213
Soundview Home Loan Trust
2006-OPT5, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	2,532,030	2,461,575
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[3,4]	2,276,001	2,319,466
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[4]	2,190,034	2,176,797
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,4]	2,150,511	2,172,599
New Residential Advance Receivables Trust Advance Receivables Backed
2020-T1, 1.43% due 08/15/53[3]	2,000,000	2,006,418
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[3,4]	1,241,496	1,268,825
2019-1, 2.94% (WAC) due 06/25/49[3,4]	517,602	525,011
CIT Mortgage Loan Trust
2007-1, 1.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	1,770,567	1,778,997
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,4]	1,154,475	1,175,328
2019-2, 2.70% (WAC) due 09/25/59[3,4]	532,311	538,172

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 12.1% (continued)
Residential Mortgage Backed Securities - 10.6% (continued)
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[4]	1,550,000	$1,535,784
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60[3,4]	1,473,681	1,481,484
Citigroup Mortgage Loan Trust
2007-WFH2, 0.55% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[4]	776,012	771,350
2019-IMC1, 2.72% (WAC) due 07/25/49[3,4]	560,615	570,673
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.79% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[4]	1,201,369	1,197,068
Banc of America Funding Trust
2015-R2, 0.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[3,4]	1,200,000	1,164,382
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[3,4]	828,375	847,841
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,4]	538,735	539,880
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[4,5]	421,295	426,297
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[4]	359,248	358,352
Total Residential Mortgage Backed Securities		84,925,621
Commercial Mortgage Backed Securities - 1.5%
Morgan Stanley Capital I Trust
2018-H3, 0.83% (WAC) due 07/15/51[4,8]	46,375,148	2,220,850
2014-MP, 3.69% due 08/11/33[3]	1,669,000	1,686,867
2014-CPT, 3.35% due 07/13/29[3]	1,000,000	1,007,146
GRACE Mortgage Trust
2014-GRCE, 3.37% due 06/10/28[3]	2,000,000	1,999,776
BENCHMARK Mortgage Trust
2019-B14, 0.79% (WAC) due 12/15/62[4,8]	34,863,594	1,747,336
Citigroup Commercial Mortgage Trust
2019-GC41, 1.06% (WAC) due 08/10/56[4,8]	24,936,826	1,729,975
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.64% (WAC) due 06/15/51[4,8]	29,515,793	986,878
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 2.63% due 05/15/48	391,506	391,355
Total Commercial Mortgage Backed Securities		11,770,183
Total Collateralized Mortgage Obligations
(Cost $96,015,531)		96,695,804

MUNICIPAL BONDS†† - 1.5%
New York - 1.0%
City of New York New York General Obligation Unlimited
0.09% (VRDN) due 04/01/42[9]	7,505,000	7,505,000

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.5% (continued)
New York - 1.0% (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
0.10% (VRDN) due 08/01/42[9]	350,000	$350,000
Total New York		7,855,000
California - 0.4%
Metropolitan Water District of Southern California Revenue Bonds
0.07% (VRDN) due 07/01/47[9]	3,420,000	3,420,000
McKinleyville Union School District General Obligation Unlimited
due 08/01/21[2]	210,000	19,551
City of Fairfield California Revenue Bonds
8.38% due 06/01/21	10,000	10,228
Total California		3,449,779
Nevada - 0.1%
Las Vegas Valley Water District General Obligation Limited
5.13% due 06/01/21	120,000	122,362
Texas - 0.0%
West Travis County Public Utility Agency Revenue Bonds
5.00% due 08/15/21	50,000	51,475
Houston Higher Education Finance Corp. Revenue Bonds
5.00% due 09/01/22	25,000	26,960
North Texas Tollway Authority Revenue Bonds
5.00% due 09/01/21	25,000	25,791
Central Texas Turnpike System Revenue Bonds
due 08/15/21[2]	10,000	9,888
Total Texas		114,114
Virginia - 0.0%
Virginia College Building Authority Revenue Bonds
3.00% due 09/01/21	60,000	61,064
City of Suffolk Virginia General Obligation Unlimited
5.00% due 02/01/21	20,000	19,870
Montgomery County Economic Development Authority Revenue Bonds
4.71% due 06/01/21	5,000	5,040
Total Virginia		85,974
Connecticut - 0.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds
5.00% due 07/01/21	50,000	51,155
Connecticut State Health & Educational Facilities Authority Revenue Bonds
4.13% due 07/01/21	10,000	10,093
4.00% due 07/01/21	10,000	10,085
5.00% due 07/01/21	5,000	5,065
Total Connecticut		76,398
Colorado - 0.0%
Colorado Health Facilities Authority Revenue Bonds
5.00% due 02/01/21	75,000	75,060
Pennsylvania - 0.0%
Armstrong School District General Obligation Limited
6.95% due 03/15/21	15,000	15,194
7.00% due 03/15/21	15,000	15,045
Central Bucks School District General Obligation Limited
5.10% due 05/15/21	15,000	15,111
County of Montgomery Pennsylvania General Obligation Unlimited
5.20% due 04/01/21	15,000	15,024
City of Erie Pennsylvania General Obligation Unlimited
due 11/15/22[2]	5,000	4,917
Total Pennsylvania		65,291
Kansas - 0.0%
City of Wichita Kansas Water & Sewer Utility Revenue Bonds
5.00% due 10/01/21	50,000	51,744
Arizona - 0.0%
Industrial Development Authority of the County of Pima Revenue Bonds
8.25% due 06/01/21	30,000	30,961
City of Mesa Arizona Excise Tax Revenue Bonds
5.00% due 07/01/22	5,000	5,307
Total Arizona		36,268
Maryland - 0.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
4.00% due 07/01/22	30,000	31,671
New Jersey - 0.0%
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.25% due 07/01/21	10,000	10,148

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.5% (continued)
New Jersey - 0.0% (continued)
New Jersey Economic Development Authority Revenue Bonds
due 07/01/21[2]	10,000	$9,881
Total New Jersey		20,029
Georgia - 0.0%
Marion County School District General Obligation Unlimited
5.52% due 02/01/21	20,000	19,875
Illinois - 0.0%
City of Moline Illinois General Obligation Unlimited
5.20% due 06/01/21	10,000	10,096
Illinois Finance Authority Revenue Bonds
4.00% due 05/15/22	5,000	5,177
Total Illinois		15,273
Massachusetts - 0.0%
Commonwealth of Massachusetts Transportation Fund Revenue Bonds
4.00% due 06/01/21	15,000	15,087
Oregon - 0.0%
Oregon State Lottery Revenue Bonds
5.25% due 04/01/21	15,000	15,031
Puerto Rico - 0.0%
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/22	10,000	10,635
Indiana - 0.0%
Indiana Finance Authority Revenue Bonds
4.50% due 03/01/21	10,000	9,967
Alabama - 0.0%
University of West Alabama Revenue Bonds
6.50% due 01/01/21	10,000	9,900
North Carolina - 0.0%
Inlivian Revenue Bonds
6.00% due 12/01/21	5,000	5,241
Missouri - 0.0%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
5.00% due 11/15/21	5,000	5,159
South Carolina - 0.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds
6.00% due 08/01/21	5,000	5,116
Total Municipal Bonds
(Cost $12,097,810)		12,094,974

SENIOR FLOATING RATE INTERESTS††,4 - 1.3%
Industrial - 0.4%
Reynolds Group Holdings, Inc.
2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	1,000,000	995,000
Filtration Group Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	846,130	836,230
Gates Global LLC
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/01/24	696,181	693,668
VC GB Holdings, Inc.
4.00% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 02/28/24†††	500,000	498,750
Total Industrial		3,023,648
Financial - 0.3%
AlixPartners, LLP
2.50% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/04/24	1,296,632	1,280,632
USI, Inc.
3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	797,938	785,801
HUB International Ltd.
2.96% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	450,000	441,423
Focus Financial Partners, LLC
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	99,744	98,954
Total Financial		2,606,810
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	1,144,250	1,136,389
Go Daddy Operating Company LLC
1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/15/24	498,279	497,656

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 1.3% (continued)
Consumer, Cyclical - 0.2% (continued)
Burlington Stores, Inc.
1.91% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/17/24	100,000	$98,250
Total Consumer, Cyclical		1,732,295
Technology - 0.2%
MACOM Technology Solutions Holdings, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	1,346,644	1,311,631
Consumer, Non-cyclical - 0.1%
Dole Food Company, Inc.
3.75% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 04/06/24	397,279	396,286
National Mentor Holdings, Inc.
due 03/09/26	349,600	348,799
Nomad Foods Lux SARL
2.41% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/15/24	300,000	296,025
Civitas Solutions, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	48,247	48,137
4.51% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	2,153	2,148
Total Consumer, Non-cyclical		1,091,395
Basic Materials - 0.1%
Invictus MD Strategies Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	548,590	538,205
HB Fuller Co.
2.15% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/21/24	139,180	138,084
Total Basic Materials		676,289
Communications - 0.0%
WMG Acquisition Corp.
2.27% (1 Month USD LIBOR + 2.13%, Rate Floor: 2.13%) due 11/01/23	200,000	199,468
Total Senior Floating Rate Interests
(Cost $10,564,778)		10,641,536

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bills
0.07% due 02/02/21[10]	600,000	599,963
Total U.S. Treasury Bills
(Cost $599,960)		599,963

REPURCHASE AGREEMENTS††,11 - 2.9%
J.P. Morgan Securities LLC
issued 12/31/20 at 0.06% due 01/04/21	23,000,000	23,000,000
Total Repurchase Agreements
(Cost $23,000,000)		23,000,000
Total Investments - 100.5%
(Cost $793,067,592)		$800,554,640
Other Assets & Liabilities, net - (0.5)%		(4,161,319)
Total Net Assets - 100.0%		$796,393,321

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.54)% (2 Month USD LIBOR + 0.36%)	At Maturity	01/21/21	62,500	$7,386,875	$(15,000)
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.54)% (3 Month USD LIBOR + 0.40%)	At Maturity	01/20/21	40,600	4,798,514	(22,736)
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.45)% (3 Month USD LIBOR + 0.24%)	At Maturity	01/20/21	42,500	5,023,075	(28,900)
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.47)% (1 Month USD LIBOR + 0.32%)	At Maturity	01/21/21	97,450	11,517,615	(44,827)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	(0.50)% (1 Month USD LIBOR + 0.35%)	At Maturity	01/27/21	68,700	5,997,510	(70,761)
Goldman Sachs International	iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.47)% (1 Month USD LIBOR + 0.33%)	At Maturity	02/01/21	42,400	5,856,712	(186,560)
Goldman Sachs International	iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.48)% (1 Month USD LIBOR + 0.33%)	At Maturity	01/29/21	98,690	13,632,050	(365,153)
						$54,212,351	$(733,937)

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	9,900,000	BRL	07/01/21	$2,372,110	$1,899,626	$472,484
Citibank N.A., New York	8,240,000	BRL	07/01/21	1,997,146	1,581,103	416,043
Citibank N.A., New York	464,232,000	JPY	07/01/21	4,571,102	4,506,085	65,017
Barclays Bank plc	429,214,500	JPY	07/01/21	4,219,983	4,166,186	53,797
Goldman Sachs International	860,000	BRL	07/01/21	201,476	165,018	36,458
Citibank N.A., New York	9,095,000	CAD	01/14/21	7,154,010	7,150,392	3,618
Goldman Sachs International	12,800,000	MXN	01/07/21	645,910	643,561	2,349
BNP Paribas	1,550,000	CAD	01/20/21	1,218,990	1,218,633	357
Citibank N.A., New York	625,000	CAD	01/20/21	491,482	491,384	98
Barclays Bank plc	162,000	CAD	01/08/21	127,392	127,359	33
Citibank N.A., New York	232,000	JPY	01/04/21	2,264	2,247	17
Barclays Bank plc	214,500	JPY	01/04/21	2,089	2,077	12
Citibank N.A., New York	92	ILS	02/01/21	26	29	(3)
BNP Paribas	600,000	CAD	01/28/21	471,605	471,749	(144)
Goldman Sachs International	840,000	CAD	01/14/21	660,115	660,399	(284)
BNP Paribas	910,000	CAD	01/27/21	715,151	715,482	(331)
Bank of America, N.A.	33,550	ILS	02/01/21	9,803	10,459	(656)
Barclays Bank plc	63,277	ILS	08/02/21	18,856	19,804	(948)
Morgan Stanley Capital Services LLC	125,000	CAD	01/07/21	96,824	98,270	(1,446)
UBS AG	103,450,000	JPY	01/06/21	1,000,237	1,001,892	(1,655)
JPMorgan Chase Bank, N.A.	580,000	CAD	01/06/21	453,869	455,970	(2,101)
UBS AG	20,000,000	MXN	01/14/21	1,001,382	1,004,760	(3,378)
Goldman Sachs International	700,000	CAD	01/06/21	545,888	550,309	(4,421)
Citibank N.A., New York	2,350,000	CAD	01/27/21	1,842,747	1,847,675	(4,928)
Bank of America, N.A.	643,550	ILS	01/31/22	190,795	202,342	(11,547)
UBS AG	322,550,000	JPY	01/12/21	3,101,442	3,124,085	(22,643)
Barclays Bank plc	179,895,000	HUF	04/21/21	583,509	606,444	(22,935)
UBS AG	73,750,000	MXN	02/18/21	3,651,292	3,690,726	(39,434)
BNP Paribas	7,760,000	CAD	01/22/21	6,053,056	6,101,093	(48,037)
JPMorgan Chase Bank, N.A.	16,900,000	SEK	03/17/21	2,004,797	2,056,438	(51,641)
Goldman Sachs International	3,270,500	ILS	01/31/22	968,615	1,028,293	(59,678)
Bank of America, N.A.	3,949,100	ILS	04/30/21	1,169,117	1,233,665	(64,548)
JPMorgan Chase Bank, N.A.	3,530,000	CAD	01/27/21	2,708,893	2,775,443	(66,550)
Citibank N.A., New York	4,100,600	ILS	04/30/21	1,211,791	1,280,992	(69,201)
Goldman Sachs International	4,191,500	ILS	04/30/21	1,227,224	1,309,390	(82,166)
JPMorgan Chase Bank, N.A.	2,600,000	CAD	01/04/21	1,957,712	2,043,993	(86,281)
Barclays Bank plc	2,804,000,000	JPY	01/06/21	27,068,250	27,156,174	(87,924)
Barclays Bank plc	8,523,623	ILS	08/01/22	2,581,742	2,687,789	(106,047)
JPMorgan Chase Bank, N.A.	4,878,000	CAD	01/07/21	3,723,841	3,834,887	(111,046)
JPMorgan Chase Bank, N.A.	7,980,000	CAD	01/08/21	6,161,083	6,273,587	(112,504)
UBS AG	80,200,000	MXN	01/28/21	3,904,645	4,022,639	(117,994)
Goldman Sachs International	29,700,000	BRL	04/01/21	5,573,801	5,715,136	(141,335)
Goldman Sachs International	2,216,500	EUR	07/30/21	2,574,742	2,721,175	(146,433)
Citibank N.A., New York	816,000,000	JPY	01/06/21	7,754,944	7,902,795	(147,851)
UBS AG	32,950,000	SEK	01/20/21	3,852,715	4,007,006	(154,291)
Citibank N.A., New York	18,940,000	EUR	01/06/21	22,984,071	23,143,309	(159,238)
JPMorgan Chase Bank, N.A.	195,330,000	MXN	01/14/21	9,650,548	9,812,986	(162,438)
Goldman Sachs International	2,085,000,000	JPY	02/01/21	20,026,299	20,199,910	(173,611)
JPMorgan Chase Bank, N.A.	2,407,925	EUR	07/30/21	2,779,155	2,956,185	(177,030)
JPMorgan Chase Bank, N.A.	5,230,000	GBP	01/29/21	6,972,719	7,153,827	(181,108)
UBS AG	11,000,000	CAD	01/14/21	8,459,632	8,648,083	(188,451)
JPMorgan Chase Bank, N.A.	6,430,000	EUR	01/15/21	7,611,738	7,858,802	(247,064)
UBS AG	206,200,000	MXN	02/25/21	10,013,549	10,311,426	(297,877)
Citibank N.A., New York	10,920,000	EUR	01/15/21	13,016,371	13,346,518	(330,147)
Citibank N.A., New York	144,000,000	SEK	03/17/21	17,014,841	17,522,309	(507,468)
UBS AG	14,380,000	EUR	01/15/21	17,017,379	17,575,361	(557,982)
Barclays Bank plc	34,471,970	ILS	02/01/21	10,046,528	10,746,594	(700,066)
Citibank N.A., New York	20,000,000	GBP	01/11/21	26,629,424	27,352,605	(723,181)
Goldman Sachs International	34,828,865	ILS	02/01/21	10,133,222	10,857,856	(724,634)
						$(5,850,393)

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
UBS AG	51,039,621	ILS	02/01/21	$15,257,702	$15,911,539	$653,837
Goldman Sachs International	18,294,856	ILS	02/01/21	5,128,073	5,703,399	575,326
Goldman Sachs International	4,624,425	EUR	07/30/21	5,306,528	5,677,360	370,832
Barclays Bank plc	8,523,623	ILS	08/01/22	2,345,521	2,687,789	342,268
Goldman Sachs International	6,120,600	ILS	04/30/21	1,707,090	1,912,024	204,934
JPMorgan Chase Bank, N.A.	6,120,600	ILS	04/30/21	1,724,599	1,912,024	187,425
UBS AG	206,200,000	MXN	02/25/21	10,151,560	10,311,426	159,866
Goldman Sachs International	3,914,050	ILS	01/31/22	1,086,029	1,230,635	144,606
UBS AG	80,200,000	MXN	01/28/21	3,962,638	4,022,639	60,001
JPMorgan Chase Bank, N.A.	3,530,000	CAD	01/27/21	2,729,684	2,775,443	45,759
BNP Paribas	73,750,000	MXN	02/18/21	3,670,067	3,690,726	20,659
Barclays Bank plc	63,277	ILS	07/30/21	17,339	19,802	2,463
Citibank N.A., New York	12,635,000	BRL	07/01/21	2,423,070	2,424,421	1,351
JPMorgan Chase Bank, N.A.	446,500	JPY	01/04/21	4,335	4,324	(11)
Citibank N.A., New York	179,895,000	HUF	04/21/21	611,285	606,444	(4,841)
UBS AG	215,330,000	MXN	01/14/21	10,826,974	10,817,746	(9,228)
JPMorgan Chase Bank, N.A.	6,365,000	BRL	07/01/21	1,233,527	1,221,325	(12,202)
JPMorgan Chase Bank, N.A.	893,446,500	JPY	07/01/21	8,723,785	8,672,271	(51,514)
						$2,691,531

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2020.
[2]	Zero coupon rate security.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $290,799,783 (cost $289,484,818), or 36.5% of total net assets.
[4]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $13,598,343 (cost $13,593,118), or 1.7% of total net assets — See Note 6.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2020. See table below for additional step information for each security.
[8]	Security is an interest-only strip.
[9]	The rate is adjusted periodically by the counterparty, allows the holder to tender the security upon a rate reset, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at December 31, 2020.
[10]	Rate indicated is the effective yield at the time of purchase.
[11]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

plc — Public Limited Company

SARL — Société à Responsabilité Limitée

SEK — Swedish Krona

VRDN — Variable Rate Demand Note

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$54,212,351	$—	$—	$54,212,351
Money Market Fund	67,822,297	—	—	67,822,297
Foreign Government Debt	—	228,611,078	—	228,611,078
Asset-Backed Securities	—	178,611,413	16,350,000	194,961,413
Corporate Bonds	—	111,915,224	—	111,915,224
Collateralized Mortgage Obligations	—	96,695,804	—	96,695,804
Municipal Bonds	—	12,094,974	—	12,094,974
Senior Floating Rate Interests	—	10,142,786	498,750	10,641,536
U.S. Treasury Bills	—	599,963	—	599,963
Repurchase Agreements	—	23,000,000	—	23,000,000
Forward Foreign Currency Exchange Contracts**	—	3,819,610	—	3,819,610
Total Assets	$122,034,648	$665,490,852	$16,848,750	$804,374,250

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Fixed Income Index Swap Agreements**	$—	$733,937	$—	$733,937
Forward Foreign Currency Exchange Contracts**	—	6,978,472	—	6,978,472
Total Liabilities	$—	$7,712,409	$—	$7,712,409

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$11,100,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	5,250,000	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	498,750	Third Party Pricing	Broker Quote	—	—
Total Assets	$16,848,750

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2020, the Fund had assets with a total value of $1,000,000 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2020:

	Assets
	Asset- Backed Securities	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Total Assets
Beginning Balance	$15,400,000	$4,875,837	$-	$20,275,837
Purchases/(Receipts)	5,250,000	-	494,000	5,744,000
(Sales, maturities and paydowns)/Fundings	(5,300,000)	(4,832,346)	-	(10,132,346)
Amortization of premiums/discounts	-	(6)	81	75
Total realized gains (losses) included in earnings	-	(3)	-	(3)
Total change in unrealized appreciation (depreciation) included in earnings	-	(43,482)	4,669	(38,813)
Transfers into Level 3	1,000,000	-	-	1,000,000
Transfers out of Level 3	-	-	-	-
Ending Balance	$16,350,000	$-	$498,750	$16,848,750
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2020	$-	$-	$4,669	$4,669

Ultra Short Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At December 31, 2020, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.06%			3.00%
01/04/21	$23,000,000	$23,000,153	10/31/25	$20,600,800	$23,329,773

			U.S. Treasury Note
			2.63%
			12/15/21	59,100	60,572

			U.S. Treasury Bond
			7.65%
			11/15/22	11,100	12,759

			U.S. Treasury Bond
			1.13%
			08/15/40	12,800	12,152

			U.S. Treasury Bond
			6.13%
			11/15/27	6,200	8,555

			U.S. Treasury Bill
			0.00%
			01/07/21	7,200	7,200

			U.S. Treasury Strip
			0.00%
			05/15/49	10,000	6,194

			U.S. Treasury Bond
			6.63%
			02/15/27	4,400	6,133

			U.S. Cash Management Bill
			0.00%
			06/01/21	3,600	3,599

			U.S. Treasury Note
			2.13%
			02/29/24	2,400	2,563

			U.S. Treasury Inflation Indexed Bond
			0.63%
			01/15/24	1,786	1,921

			U.S. Treasury Note
			2.50%
			08/15/23	1,600	1,713

			U.S. Treasury Note
			2.13%
			07/31/24	1,300	1,400

			U.S. Treasury Note
			2.88%
			05/31/25	800	892

			U.S. Treasury Note
			1.88%
			08/31/24	800	853

			U.S. Treasury Bond
			7.63%
			11/15/22	600	690

			U.S. Treasury Note
			2.75%
			11/15/23	400	431

			U.S. Treasury Note
			2.50%
			03/31/23	400	424

			U.S. Treasury Note
			1.50%
			01/31/22	400	408

			U.S. Treasury Bill
			0.00%
			05/20/21	400	400

			U.S. Treasury Bond
			7.13%
			02/15/23	200	235

			U.S. Treasury Strip
			0.00%
			02/15/22	205	205

			U.S. Treasury Note
			2.00%
			08/31/21	200	204

			U.S. Treasury Strip
			0.00%
			05/15/24	205	203

			U.S. Treasury Strip
			0.00%
			02/15/43	205	142

			U.S. Treasury Strip
			0.00%
			05/15/42	198	140

			U.S. Treasury Strip
			0.00%
			08/15/44	205	137

			U.S. Treasury Strip
			0.00%
			11/15/44	160	107

			U.S. Treasury Strip
			0.00%
			02/15/33	102	88

			U.S. Treasury Strip
			0.00%
			11/15/47	100	64
				20,727,866	23,460,157

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 96.5%
Financial - 20.5%
Mastercard, Inc. — Class A	1,782	$636,067
Citigroup, Inc.	7,900	487,114
Wells Fargo & Co.	15,900	479,862
Legal & General Group plc††	120,900	440,463
DBS Group Holdings Ltd.††	23,100	438,170
Oversea-Chinese Banking Corporation Ltd.††	53,500	408,076
Prudential Financial, Inc.	4,700	366,929
Simon Property Group, Inc. REIT	4,200	358,176
United Overseas Bank Ltd.††	20,300	346,324
Sumitomo Mitsui Financial Group, Inc.††	11,100	344,076
Medical Properties Trust, Inc. REIT	14,928	325,281
Annaly Capital Management, Inc. REIT	37,415	316,157
BOC Hong Kong Holdings Ltd.††	98,800	299,499
Zurich Insurance Group AG††	673	283,664
Admiral Group plc††	7,000	276,710
VEREIT, Inc.	7,100	268,309
Mitsubishi UFJ Financial Group, Inc.††	60,000	265,655
AGNC Investment Corp. REIT	17,000	265,200
Daiwa House REIT Investment Corp.††	100	247,384
Synchrony Financial	7,100	246,441
AvalonBay Communities, Inc. REIT	1,500	240,645
Banque Cantonale Vaudoise††	2,200	239,508
Vornado Realty Trust REIT	6,100	227,774
Citizens Financial Group, Inc.	6,100	218,136
Goldman Sachs Group, Inc.	800	210,968
Hang Seng Bank Ltd.††	11,100	191,573
Equity Residential REIT	3,200	189,696
NN Group N.V.††	4,000	172,956
KeyCorp	10,100	165,741
Capital One Financial Corp.	1,300	128,505
New World Development Company Ltd.††	27,600	128,412
Tryg A/S††	4,000	125,813
AXA S.A.††	5,100	122,335
Bank of America Corp.	4,000	121,240
Public Storage REIT	408	94,220
Allstate Corp.	700	76,951
Total Financial		9,754,030
Consumer, Non-cyclical - 18.2%
PepsiCo, Inc.	3,505	519,792
Merck & Company, Inc.	6,300	515,340
Philip Morris International, Inc.	5,800	480,182
AbbVie, Inc.	3,800	407,170
Roche Holding AG††	1,168	406,882
DexCom, Inc.*	1,100	406,692
Genmab A/S*,††	1,000	405,520
Square, Inc. — Class A*	1,800	391,752
Vertex Pharmaceuticals, Inc.*	1,400	330,876
Recruit Holdings Company Ltd.††	7,300	306,619
Tyson Foods, Inc. — Class A	4,700	302,868
Kimberly-Clark Corp.	2,191	295,413
Procter & Gamble Co.	2,103	292,611
Sysco Corp.	3,900	289,614
Kraft Heinz Co.	8,100	280,746
Boston Scientific Corp.*	7,100	255,245
Johnson & Johnson	1,600	251,808
WH Group Ltd.††,2	294,500	246,965
Colgate-Palmolive Co.	2,882	246,440
Novo Nordisk A/S — Class B††	3,530	246,265
CVS Health Corp.	3,600	245,880
Jazz Pharmaceuticals plc*	1,200	198,060
ABIOMED, Inc.*	600	194,520
CoStar Group, Inc.*	200	184,856
Humana, Inc.	400	164,108
Archer-Daniels-Midland Co.	3,200	161,312
Kellogg Co.	2,156	134,168
Bristol-Myers Squibb Co.	1,900	117,857
HCA Healthcare, Inc.	600	98,676
Baxter International, Inc.	1,200	96,288
Incyte Corp.*	1,000	86,980
S&P Global, Inc.	210	69,033
Total Consumer, Non-cyclical		8,630,538
Technology - 16.1%
Apple, Inc.	11,236	1,490,905
Microsoft Corp.	5,542	1,232,651
ASML Holding N.V.††	1,300	629,557
NVIDIA Corp.	800	417,760
Texas Instruments, Inc.	2,498	409,997
Micron Technology, Inc.*	5,300	398,454
Advanced Micro Devices, Inc.*	4,300	394,353
Twilio, Inc. — Class A*	1,100	372,350
Seagate Technology plc	5,823	361,958
ASM Pacific Technology Ltd.††	22,100	291,881
International Business Machines Corp.	2,200	276,936
salesforce.com, Inc.*	1,200	267,036
Lam Research Corp.	500	236,135
Western Digital Corp.	4,200	232,638
SAP AG††	1,400	181,363
Oracle Corporation Japan††	1,100	143,389
Hewlett Packard Enterprise Co.	10,100	119,685
Tokyo Electron Ltd.††	300	112,068
Square Enix Holdings Company Ltd.††	1,700	103,071
Total Technology		7,672,187
Industrial - 9.7%
3M Co.	2,647	462,669
Atlas Copco AB — Class A††	7,900	406,169
DSV PANALPINA A/S††	2,300	386,567
Lockheed Martin Corp.	1,000	354,980
Kone Oyj — Class B††	4,165	339,433
Northrop Grumman Corp.	1,000	304,720
Husqvarna AB — Class B††	21,200	275,225
Illinois Tool Works, Inc.	1,121	228,550
Keyence Corp.††	400	225,005
Investment AB Latour — Class B††	9,100	220,501
CRH plc ADR††	5,100	216,930
Venture Corporation Ltd.††	13,200	194,271
Deutsche Post AG††	3,800	188,274
Waste Management, Inc.	1,446	170,527
Packaging Corporation of America	1,119	154,321

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
COMMON STOCKS† - 96.5% (continued)
Industrial - 9.7% (continued)
Komatsu Ltd.††	4,900	$135,230
Siemens AG††	800	115,260
ROCKWOOL International A/S — Class B††	300	112,284
SKF AB — Class B††	4,000	104,112
Total Industrial		4,595,028
Basic Materials - 8.0%
Rio Tinto plc††	7,800	587,048
LyondellBasell Industries N.V. — Class A	4,800	439,968
Givaudan S.A.††	100	423,154
FMC Corp.	2,900	333,297
UPM-Kymmene Oyj††	8,900	331,962
Nucor Corp.	5,900	313,821
Boliden AB††	8,000	283,915
Steel Dynamics, Inc.	7,000	258,090
Fortescue Metals Group Ltd.††	13,300	240,286
Koninklijke DSM N.V.††	900	154,805
Arkema S.A.††	1,000	114,445
Covestro AG††,2	1,800	110,927
Novozymes A/S — Class B††	1,900	108,231
Johnson Matthey plc††	3,000	99,355
Total Basic Materials		3,799,304
Communications - 7.8%
Amazon.com, Inc.*	401	1,306,029
Alphabet, Inc. — Class C*	424	742,797
ViacomCBS, Inc. — Class B	8,700	324,162
Facebook, Inc. — Class A*	1,150	314,134
Lumen Technologies, Inc.	22,200	216,450
Kakaku.com, Inc.††	7,900	216,248
ZOZO, Inc.††	7,900	194,609
HKT Trust & HKT Ltd.††	125,748	163,094
Twitter, Inc.*	2,000	108,300
Netflix, Inc.*	200	108,146
Total Communications		3,693,969
Utilities - 7.2%
Southern Co.	6,500	399,295
FirstEnergy Corp.	12,530	383,543
PPL Corp.	12,200	344,040
Exelon Corp.	7,000	295,540
Orsted A/S††,2	1,360	278,281
Duke Energy Corp.	2,800	256,368
Sempra Energy	2,000	254,820
Vistra Corp.	12,900	253,614
Fortum Oyj††	9,900	239,234
UGI Corp.	6,100	213,256
NRG Energy, Inc.	5,100	191,505
CLP Holdings Ltd.††	19,700	182,168
Enagas S.A.††	6,100	134,225
Total Utilities		3,425,889
Consumer, Cyclical - 5.6%
Costco Wholesale Corp.	1,400	527,492
Evolution Gaming Group AB††,2	3,900	392,217
Walgreens Boots Alliance, Inc.	7,800	311,064
Berkeley Group Holdings plc††	4,100	265,175
Carnival Corp.	12,100	262,086
Autoliv, Inc.	2,500	230,250
Home Depot, Inc.	781	207,449
Electrolux AB††	8,100	188,526
Persimmon plc††	3,000	113,192
Cie Generale des Etablissements Michelin SCA — Class B††	600	77,270
Tesla, Inc.*	100	70,567
Total Consumer, Cyclical		2,645,288
Energy - 2.7%
Marathon Petroleum Corp.	10,100	417,736
Schlumberger N.V.	19,000	414,770
Valero Energy Corp.	5,100	288,507
BP plc††	40,400	139,389
Total Energy		1,260,402
Diversified - 0.7%
CK Hutchison Holdings Ltd.††	49,501	345,624
Total Common Stocks
(Cost $38,049,836)		45,822,259

PREFERRED STOCKS† - 1.3%
Consumer, Cyclical - 1.3%
Volkswagen AG ††	1,800	336,459
Porsche Automobil Holding SE	4,400	303,999
Total Consumer, Cyclical		640,458
Total Preferred Stocks
(Cost $614,922)		640,458

EXCHANGE-TRADED FUNDS† - 1.2%
iShares MSCI EAFE ETF	4,081	297,750
SPDR S&P 500 ETF Trust	780	291,626
Total Exchange-Traded Funds
(Cost $579,752)		589,376

MONEY MARKET FUND† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01%[1]	263,540	263,540
Total Money Market Fund
(Cost $263,540)		263,540
Total Investments - 99.6%
(Cost $39,508,050)		$47,315,633
Other Assets & Liabilities, net - 0.4%		197,775
Total Net Assets - 100.0%		$47,513,408

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2020.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,028,390 (cost $780,219), or 2.2% of total net assets.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund's investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,115,420	$15,706,839	$—	$45,822,259
Preferred Stocks	303,999	336,459	—	640,458
Exchange-Traded Funds	589,376	—	—	589,376
Money Market Fund	263,540	—	—	263,540
Total Assets	$31,272,335	$16,043,298	$—	$47,315,633

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Alpha Opportunity Fund	Diversified
Capital Stewardship Fund	Diversified
Diversified Income Fund	Diversified
Floating Rate Strategies Fund	Diversified
High Yield Fund	Diversified
Investment Grade Bond Fund	Diversified
Large Cap Value Fund	Diversified
Limited Duration Fund	Diversified
Macro Opportunities Fund	Diversified
Market Neutral Real Estate Fund	Non-diversified
Municipal Income Fund	Diversified
Risk Managed Real Estate Fund	Diversified
Small Cap Value Fund	Diversified
SMid Cap Value Fund	Diversified
StylePlus—Large Core Fund	Diversified
StylePlus—Mid Growth Fund	Diversified
Total Return Bond Fund	Diversified
Ultra Short Duration Fund	Diversified
World Equity Income Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the“Subsidiary”). Inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its toal assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consisten with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investment (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a "seller" or "buyer" of protection primarily to gain or reduce exposure similar to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Macro Opportunities Fund intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Fund has received a private letter ruling from the IRS that concludes that the income the Fund receives from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Alpha Opportunity Fund	$36,859,327	$4,833,746	$(4,787,579)	$46,167
Capital Stewardship Fund	195,860,904	37,999,840	(2,225,160)	35,774,680
Diversified Income Fund	6,447,451	550,055	(22,227)	527,828
Floating Rate Strategies Fund	757,713,084	7,127,707	(27,221,491)	(20,093,784)
High Yield Fund	391,241,075	19,530,288	(7,213,165)	12,317,123
Investment Grade Bond Fund	1,620,154,525	106,513,342	(7,798,373)	98,714,969
Large Cap Value Fund	28,655,484	7,470,796	(1,852,849)	5,617,947
Limited Duration Fund	4,236,654,412	151,942,748	(40,491,472)	111,451,276
Macro Opportunities Fund	5,723,463,815	408,391,645	(135,217,176)	273,174,469
Market Neutral Real Estate Fund	70,755,006	2,854,617	(2,490,766)	363,851
Municipal Income Fund	72,453,668	4,513,012	(30,656)	4,482,356
Risk Managed Real Estate Fund	323,052,168	24,978,548	(8,942,392)	16,036,156
Small Cap Value Fund	5,620,884	1,159,152	(489,558)	669,594
SMid Cap Value Fund	329,578,130	77,214,734	(17,162,300)	60,052,434
StylePlus—Large Core Fund	219,203,274	31,996,503	(349,252)	31,647,251
StylePlus—Mid Growth Fund	104,619,041	17,788,088	(106,476)	17,681,612
Total Return Bond Fund	23,334,364,226	1,772,818,783	(147,746,705)	1,625,072,078
Ultra Short Duration Fund	793,067,592	11,976,326	(8,382,077)	3,594,249
World Equity Income Fund	39,732,322	7,970,957	(387,646)	7,583,311

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31, 2020. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of December 31, 2020, were as follows:

Fund	Borrower	Maturity Date		Face Amount*	Value
	Limited Duration Fund
	Venture Global Calcasieu Pass LLC	08/19/26		1,061,243	$63,675
	Floating Rate Strategies Fund
	Aspect Software, Inc.	07/15/23		939,012	$8,051
	Southern Veterinary Partners LLC	10/05/27		121,212	1,171
				1,060,224	$9,222
	High Yield Fund
	Aspect Software, Inc.	07/15/23		91,145	$782
	CCC Information Services, Inc.	04/27/22		750,000	2,812
	HAH Group Holding Co LLC	10/29/27		145,000	2,115
	Planview Parent, Inc.	12/10/27		95,000	944
				1,081,145	$6,653
	Investment Grade Bond Fund
	CTL Logistics	08/10/42		2,667,631	$–
	HAH Group Holding Co LLC	10/29/27		130,000	1,897
	Service Logic Acquisition, Inc.	10/22/27		180,149	1,753
	Southern Veterinary Partners LLC	10/05/27		181,818	1,756
	Venture Global Calcasieu Pass LLC	08/19/26		1,061,243	63,674
				4,220,841	$69,080
	Macro Opportunities Fund
	AI Aqua Zip Bidco Pty Ltd.	12/13/23		49,969	$–
	Aspect Software, Inc.	07/15/23		144,301	1,237
	CapStone Acquisition Holdings, Inc.	10/29/27		3,807,600	37,196
	Fortis Solutions Group LLC	12/15/23		503,680	504
	Galls LLC	01/31/24		199,301	13,333
	HAH Group Holding Co LLC	10/29/27		1,380,000	20,133
	Higginbotham	11/25/22		2,844,509	20,105
	MB2 Dental Solutions LLC	03/22/21		28,300,000	1
	Planview Parent, Inc.	12/10/27		2,570,000	25,529
	Pro Mach Group, Inc.	03/07/25		1,164,154	17,462
	Service Logic Acquisition, Inc.	10/22/27		2,628,060	25,573
	Solera LLC	12/02/22		7,940,287	118,509
	Southern Veterinary Partners LLC	10/05/27		1,478,788	14,284
	Trader Interactive	06/15/23		323,077	19,818
	Venture Global Calcasieu Pass LLC	08/19/26		6,898,077	413,885
	Zephyr Bidco Ltd.	01/20/21	GBP	20,850,000	3
					$727,572
	Total Return Bond Fund
	Aspect Software, Inc.	07/15/23		2,046	$17
	CapStone Acquisition Holdings, Inc.	10/29/27		1,216,000	11,879
	CTL Logistics	08/10/42		5,168,536	–
	HAH Group Holding Co LLC	10/29/27		1,992,241	29,065
	Higginbotham	11/25/22		5,293,642	37,415
	MB2 Dental Solutions LLC	03/22/21		28,918,421	2
	Planview Parent, Inc.	12/10/27		3,690,606	36,660
	Service Logic Acquisition, Inc.	10/22/27		2,659,851	25,882
	Southern Veterinary Partners LLC	10/05/27		2,696,970	26,052
	Venture Global Calcasieu Pass LLC	08/19/26		15,149,239	908,954
	Zephyr Bidco Ltd.	01/20/21	GBP	23,950,000	3
					$1,075,929

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Limited Duration Fund
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$10,767,858	$11,148,513
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	3,369,747	3,410,373
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	585,000	14,700
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	17,640,911	17,641,751
	Putnam Structured Product Funding Ltd.
	2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[1]	06/01/16	216,109	232,297
	Station Place Securitization Trust
	2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22[1]	05/13/20	57,600,000	57,600,000
	2020-9, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 02/15/21[1]	08/14/20	2,000,000	2,000,000
			$92,179,625	$92,047,634
Floating Rate Strategies Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/19[3]	12/27/11	723,184	90
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	1,160,811	63,991
			$1,883,995	$64,081
High Yield Fund
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	1,216,967	220,500
	Bruce Mansfield
	due 08/01/23[3]	11/07/18	983,014	504
	Cushman & Wakefield US Borrower LLC
	6.75% due 05/15/28	05/19/20	1,679,262	1,819,125
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	252,369	13,906
			$4,131,612	$2,054,035
Investment Grade Bond Fund
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	3,230,357	3,344,554
	Cascade Funding Mortgage Trust
	2019-RM3., 2.80% (WAC) due 06/25/69[1]	06/25/19	842,437	852,593
	Central Storage Safety Project Trust
	4.82% due 02/01/38	03/20/18	1,024,315	1,107,651
	Copper River CLO Ltd.
	2014-1A, due 01/20/21[2]	05/09/14	20,020	20,580
	Cushman & Wakefield US Borrower LLC
	6.75% due 05/15/28	05/19/20	2,079,071	2,287,688
	Putnam Structured Product Funding Ltd.
	2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[1]	06/01/16	72,036	77,432
	Station Place Securitization Trust
	2020-9, 1.64% (1 Month USD LIBOR +1.50%, Rate Floor: 0.00%) due 02/15/21[1]	08/14/20	13,000,000	13,000,000
	Station Place Securitization Trust
	2020–WL1., 2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 06/25/51[1]	07/15/20	1,000,000	1,000,000
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	420,526	342,404
			$21,688,762	$22,032,902

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Restricted Securities	Acquisition Date	Cost	Value
Macro Opportunities Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/19[3]	01/18/12	$1,691,717	$210
	Basic Energy Services, Inc.
	10.75% due 10/15/23	09/25/18	1,490,164	270,000
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	233,090	239,610
	Cushman & Wakefield US Borrower LLC
	6.75% due 05/15/28	05/19/20	21,450,000	23,648,625
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	26,226,221	26,227,470
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	1,710,483	94,271
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	1,218,057	1,104,203
	Putnam Structured Product Funding Ltd.
	2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[1]	06/01/16	1,993,101	2,113,898
	Secured Tenant Site Contract Revenue Notes Series
	2018-1A, 4.70% due 06/15/48	05/25/18	6,685,051	6,763,229
	Station Place Securitization Trust Series
	2020-WL1, 3.40% (1 Month USD LIBOR + 3.25%, Rate Floor: 0.00%) due 06/25/51[1]	07/15/20	2,600,000	2,600,000
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	1,962,829	1,598,190
	Turbine Engines Securitization Ltd.
	2013-1A, 6.38% due 12/13/48	11/27/13	1,453,974	892,559
			$68,714,687	$65,552,265
Total Return Bond Fund
	Airplanes Pass Through Trust
	2001-1A, due 03/15/19[3]	11/30/11	335,966	41
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	12,217,441	12,362,601
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	15,613,394	16,165,344
	Central Storage Safety Project Trust
	4.82% due 02/01/38	02/02/18	21,189,539	22,706,841
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[2]	05/09/14	42,900	44,100
	Cushman & Wakefield US Borrower LLC
	6.75% due 05/15/28	05/19/20	32,470,563	35,693,437
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	114,121,583	114,127,018
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	1,841,252	1,669,145
	Putnam Structured Product Funding Ltd.
	2003-1A, 1.18% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 10/15/38[1]	06/01/16	2,619,866	2,810,788
	Station Place Securitization Trust
	2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22[1]	05/13/20	20,000,000	20,000,000
	Station Place Securitization Trust
	2020-9, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 02/15/21[1]	08/14/20	153,000,000	153,000,000
	Station Place Securitization Trust
	2020-WL1, 2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 0.00%) due 06/25/51[1]	07/15/20	3,000,000	3,000,000
	Station Place Securitization Trust
	2020-WL1, 2.90% (1 Month USD LIBOR + 2.75%, Rate Floor: 0.00%) due 06/25/51[1]	07/15/20	10,000,000	10,000,000
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	701,250	570,977
			$387,153,754	$392,150,292

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Restricted Securities	Acquisition Date	Cost	Value
Ultra Short Duration Fund
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$421,218	$426,297
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	3,071,900	3,072,046
	Station Place Securitization Trust
	2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22[1]	05/13/20	8,100,000	8,100,000
	Station Place Securitization Trust
	2020-9, 1.64% (1 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 02/15/21[1]	08/14/20	2,000,000	2,000,000
			$13,593,118	$13,598,343

[1]	Variable rate security. Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[3]	Security is in default of interest and/or principal obligations.

Note 7 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.